File No. 333-76352

811-10619

Securities and Exchange Commission

Washington, D.C. 20549

Form N-4

☒	Registration Under the Securities Act of 1933

☐	Pre-Effective Amendment Number

☒	Post Effective Amendment Number 26

And/or

☒	Registration Statement Under the Investment Company Act of 1940

☒	Amendment No. 25

National Security Variable Account N

(Exact Name of Registrant)

National Security Life and Annuity Company

(Name of Depositor)

810 Seventh Avenue

New York, New York 10019

(Address of Depositor’s Principal Executive Offices)

(513) 794-6100

(Depositor’s Telephone Number, including Area Code)

Kimberly A. Plante, Senior Associate Counsel

The Ohio National Life Insurance Company

P.O. Box 237

Cincinnati, Ohio 45201

(Name and Address of Agent for Service)

Copy to:

Chip C. Lunde

Carlton Fields

1025 Thomas Jefferson Street, NW, Suite 400 East

Washington, DC 20007-5208

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate space):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2016 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a) of Rule 485
☐	on (date) pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

Flexible Purchase Payment

Individual Variable Annuity Contract

NScore Lite

National Security Variable Account N

National Security Life and Annuity Company

Administrative Office: One Financial Way • Montgomery, Ohio 45242 •877.446.6020

This prospectus offers a variable annuity contract allowing you to accumulate values and paying you benefits on a variable and/or fixed basis. This prospectus provides information regarding the material provisions of your variable annuity contract. National Security Life and Annuity Company ("National Security") issues the contract. This contract is not available in all states.

Variable annuities provide Contract Value and lifetime annuity payments that vary with the investment results of the mutual funds listed later in this prospectus (“Funds”) that you choose. You cannot be sure that the Contract Value or annuity payments will equal or exceed your purchase payments. Any guarantees under the contract or optional riders that exceed the value of your interest in the separate account National Security Variable Account N ("VAN") are paid from our general account (not the VAN). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAN are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. The contract is not insured by the FDIC or any other agency. It is not a deposit or obligation of any bank and is not bank guaranteed.

The variable annuity contract is designed for: (1) annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code, as amended, (the “Code”), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code; (2) other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code; (3) individual retirement annuities qualifying for tax-deferred treatment under Section 408 or 408A of the Code; (4) state and municipal deferred compensation plans and (5) non-tax-qualified retirement plans.

Many of the listed qualified retirement plans already benefit from tax-deferral. Therefore, your decision to fund any of the above-listed qualified retirement plans with a deferred annuity should include an assessment of the other benefits available under this annuity contract. Your exercise of contract rights may be subject to the terms of your qualified employee trust or annuity plan. This prospectus contains no information concerning your trust or plan.

The minimum initial purchase payment is $5,000 ($2,000 for IRAs). You may make additional payments of at least $500 at any time ($300 for payroll deduction plans). For new contracts, we may currently limit your total purchase payments for any one life to $3,000,000. We reserve the right to limit your purchase payments as described later in this prospectus.

You may direct the allocation of your purchase payments to one or more investment options of VAN and the Fixed Accumulation Account. Currently, your allocation of Contract Value may be to no more than 18 of the available investment options and the Fixed Accumulation Account. VAN is a separate account of National Security. The assets of VAN are invested in shares of the Funds. The Funds are portfolios of Ohio National Fund, Inc., AIM Variable Insurance Funds, AB Variable Products Series Fund, Inc., Dreyfus Variable Investment Fund, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Ivy Funds Variable Insurance Portfolios, Janus Aspen Series, JPMorgan Insurance Trust, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, MFS Variable Insurance Trust, Neuberger Berman Advisers Management Trust, Northern Lights Variable Trust, PIMCO Variable Insurance Trust, The Prudential Series Fund, Inc., Royce Capital Fund, and The Universal Institutional Funds Inc. See page 2 for the list of available Funds. See also the accompanying prospectuses of the Funds. The Fund prospectuses might also contain information about funds that are not available for this contract.

You may revoke the contract, without penalty, within 10 days of receiving it (or a longer period if required by state law).

Keep this prospectus for future reference. It sets forth the information about VAN and the variable annuity contract that you should know before investing. Additional information about VAN has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 2016. We have incorporated the Statement of Additional Information by reference. It is available upon request and without charge by writing or calling us at the above address. The table of contents for the Statement of Additional Information is on the back page of this prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus is accompanied by the current Fund prospectuses.

May 1, 2016

Form 6723-NSLAC	1

Available Funds

The investment adviser for Ohio National Fund, Inc. is its affiliate, Ohio National Investments, Inc. Subadvisers for certain portfolios are shown below in parentheses.

Ohio National Fund, Inc.	Investment Adviser (Subadviser)

Equity Portfolio	(ClearBridge, LLC)
Bond Portfolio	Ohio National Investments, Inc.
Omni Portfolio (an asset allocation portfolio)	(Suffolk Capital Management, LLC)

S&P 500® Index Portfolio	(Geode Capital Management, LLC)

International Portfolio	(Federated Global Investment Management Corp.)
International Small-Mid Company Portfolio	(Federated Global Investment Management Corp.)
Capital Appreciation Portfolio	(Jennison Associates LLC)
Aggressive Growth Portfolio	(Janus Capital Management LLC)
Mid Cap Opportunity Portfolio	(Goldman Sachs Asset Management L.P.)

ClearBridge Small Cap Portfolio	(ClearBridge, LLC)

High Income Bond Portfolio	(Federated Investment Management Company)
Strategic Value Portfolio	(Federated Equity Management Company of Pennsylvania)
Small Cap Growth Portfolio	(Janus Capital Management, LLC)

Nasdaq-100® Index Portfolio	(Geode Capital Management, LLC)

Bristol Portfolio (large cap stocks)	(Suffolk Capital Management, LLC)
Bryton Growth Portfolio (small/mid cap stocks)	(Suffolk Capital Management, LLC)
Balanced Portfolio	(ICON Advisers, Inc.)
Target VIP Portfolio (large cap growth)	(First Trust Advisors, L.P.)
Bristol Growth Portfolio	(Suffolk Capital Management, LLC)
Risk Managed Balanced Portfolio	(Janus Capital Management, LLC; AnchorPath Financial, LLC)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)(Series II)

Invesco V.I. International Growth Fund Invesco V.I. Balanced-Risk Allocation Fund	Invesco Advisers, Inc. Invesco Advisers, Inc.

AB Variable Products Series Fund, Inc. (Class B)

AB VPS Dynamic Asset Allocation Portfolio(1) AB VPS Global Risk Allocation-Moderate Portfolio AB VPS Growth & Income Portfolio AB VPS Small Cap Growth Portfolio	AllianceBernstein L.P. AllianceBernstein L.P. AllianceBernstein L.P. AllianceBernstein L.P.

Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	(Fayez Sarofim & Co.)
Federated Insurance Series

Federated Kaufmann Fund II (multi cap growth)(Service Shares)	(Federated Global Investment Management Corp.)

Federated Managed Volatility Fund II Federated Managed Tail Risk Fund II (Primary Shares)(2)

Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania

Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania

Fidelity® Variable Insurance Products Fund
Fidelity® VIP Contrafund® Portfolio (a value fund)(Service Class 2)	Fidelity Management & Research Company
Fidelity® VIP Mid Cap Portfolio (Service Class 2)	Fidelity Management & Research Company
Fidelity® VIP Growth Portfolio (Service Class 2)	Fidelity Management & Research Company
Fidelity® VIP Government Money Market Portfolio (Service Class)	Fidelity Management & Research Company
Fidelity® VIP Equity-Income Portfolio (Service Class 2)	Fidelity Management & Research Company
Fidelity® VIP Real Estate Portfolio (Service Class 2)	Fidelity Management & Research Company
Fidelity® VIP Target Volatility Portfolio (Service Class 2)(1)	Fidelity Management & Research Company
Franklin Templeton Variable Insurance Products Trust
Franklin Income VIP Fund (Class 4)(3)	Franklin Advisers, Inc.
Franklin Flex Cap Growth VIP Fund (Class 4)(3)	Franklin Advisers, Inc.

Form 6723-NSLAC	2

Templeton Foreign VIP Fund (Class 4)(3)	Templeton Investment Counsel, LLC
Franklin Founding Funds Allocation VIP Fund (Class 4) (1) Franklin VolSmart Allocation VIP Fund (Class 5)	Franklin Templeton Services, LLC(4) Franklin Advisers, Inc.

Goldman Sachs Variable Insurance Trust
Goldman Sachs Large Cap Value Fund (Service Shares)(5)	Goldman Sachs Asset Management, L.P.
Goldman Sachs U.S. Equity Insights Fund (Service Shares)(5)	Goldman Sachs Asset Management, L.P.
Goldman Sachs Strategic Growth Fund (Service Shares)(5)	Goldman Sachs Asset Management, L.P.

Goldman Sachs Global Trends Allocation Fund (Service Shares)	Goldman Sachs Asset Management, L.P.
Ivy Funds Variable Insurance Portfolios

Ivy Funds VIP Asset Strategy	Waddell & Reed Investment Management Company
Ivy Funds VIP Global Natural Resources	Waddell & Reed Investment Management Company
Ivy Funds VIP Science and Technology	Waddell & Reed Investment Management Company

Janus Aspen Series (Service Shares)
Janus Portfolio (long-term growth of capital consistent with preservation of capital)	Janus Capital Management LLC
Overseas Portfolio	Janus Capital Management LLC
Global Research Portfolio	Janus Capital Management LLC
Balanced Portfolio	Janus Capital Management LLC

INTECH U.S. Low Volatility Portfolio(1)	(INTECH Investment Management, LLC)
Flexible Bond Portfolio	Janus Capital Management LLC

JPMorgan Insurance Trust (Class I)
JPMorgan Insurance Trust Mid Cap Value Portfolio	J.P. Morgan Investment Management Inc.
JPMorgan Insurance Trust Small Cap Core Portfolio	J.P. Morgan Investment Management Inc.

Lazard Retirement Series, Inc. (Service Shares)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement Emerging Markets Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement International Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement U.S. Strategic Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement Global Dynamic Multi Asset Portfolio	Lazard Asset Management LLC
Legg Mason Partners Variable Equity Trust (Class I Shares)
ClearBridge Variable Dividend Strategy Portfolio	(ClearBridge Investments, LLC)

ClearBridge Variable Large Cap Value Portfolio	(ClearBridge Investments, LLC)
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio(1)	(QS Investors, LLC and Western Asset Management Company)

Legg Mason Partners Variable Income Trust (Class II Shares)
Western Asset Core Plus VIT Portfolio	(Western Asset Management Company, Western Asset Management Company Limited, Western Asset Management Company Ltd., Western Asset Management Company Pte Ltd.)

MFS® Variable Insurance Trust (Service Class)
MFS® Mid Cap Growth Series	Massachusetts Financial Services Company
MFS® New Discovery Series (small cap growth)	Massachusetts Financial Services Company
MFS® Total Return Series	Massachusetts Financial Services Company
MFS® Variable Insurance Trust II (Service Class)
MFS® Massachusetts Investors Growth Stock Portfolio	Massachusetts Financial Services Company
Neuberger Berman Advisers Management Trust (S Class Shares)

AMT Mid Cap Intrinsic Value Portfolio	Neuberger Berman Investment Advisers LLC

Form 6723-NSLAC	3

Northern Lights Variable Trust (Class 3 Shares)(6)

TOPS® Managed Risk Balanced ETF Portfolio(1)	(Milliman Financial Risk Management LLC)
TOPS® Managed Risk Moderate Growth ETF Portfolio(1)	(Milliman Financial Risk Management LLC)
TOPS® Managed Risk Growth ETF Portfolio(1)	(Milliman Financial Risk Management LLC)

PIMCO Variable Insurance Trust (Administrative Shares)
PIMCO Real Return Portfolio	Pacific Investment Management Company LLC
PIMCO Total Return Portfolio	Pacific Investment Management Company LLC
PIMCO Global Bond Portfolio (Unhedged)	Pacific Investment Management Company LLC
PIMCO CommodityRealReturn® Strategy Portfolio	Pacific Investment Management Company LLC
PIMCO Global Diversified Allocation Portfolio(1) PIMCO Short-Term Portfolio	Pacific Investment Management Company LLC Pacific Investment Management Company LLC

PIMCO Low Duration Portfolio	Pacific Investment Management Company LLC
The Prudential Series Fund, Inc. (Class II Shares)

Jennison Portfolio (a growth stock fund)	(Jennison Associates LLC)
Jennison 20/20 Focus Portfolio (a value and growth fund)	(Jennison Associates LLC)

Royce Capital Fund (Investment Class)

Royce Small-Cap Portfolio	Royce & Associates, LLC
Royce Micro-Cap Portfolio	Royce & Associates, LLC
The Universal Institutional Funds, Inc. (Class II)
Morgan Stanley UIF Core Plus Fixed Income Portfolio (an income fund)	Morgan Stanley Investment Management Inc.
Morgan Stanley UIF U.S. Real Estate Portfolio	Morgan Stanley Investment Management Inc.
Morgan Stanley UIF Growth Portfolio	Morgan Stanley Investment Management Inc.

____________

(1)  This fund is structured as a “Fund of Funds.” Because a Fund of Funds invests in other mutual funds and bears a proportionate share of expenses charged by the underlying funds, it may have higher expenses than direct investments in the underlying funds.

(2) Primary Shares for contracts applied for on or after November 16, 2015. Service Shares for contracts applied for before November 16, 2015.

(3) Class 4 for contracts applied for on or after May 1, 2008. Class 2 for contracts applied for before May 1, 2008.

(4) Franklin Templeton Services, LLC is the administrator for Franklin Founding Funds Allocation VIP Fund, which invests in shares of other series of Franklin Templeton Variable Insurance Products Trust. The advisers of the underlying funds are Franklin Advisers, Inc., Franklin Mutual Advisers, LLC and Templeton Global Advisors, Limited.

(5) Service Shares for contracts applied for on or after May 1, 2008. Institutional Shares for contracts applied for before May 1, 2008.

(6) Class 3 Shares for contracts applied for on or after November 16, 2015. Class 2 Shares for contracts applied for before November 16, 2015.

Form 6723-NSLAC	4

Form 6723-NSLAC	5

Glossary

Accumulation Units — Until annuity payments begin, your contract’s value in each subaccount is measured by accumulation units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.

Annual Credit Calculation Base — The amount to which the annual credit rate is applied in the GLWB riders. The Annual Credit Calculation Base is equal to the GLWB base at the beginning of the annual credit period and is increased for additional purchase payments made since the beginning of the annual credit period.

Annuitant — A living person whose length of life determines the number and value of annuity payments to be made.

Annuity Unit — After annuity payments begin, the amount of each variable payment depends upon the value of your annuity units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.

Applied for — The date the application for the annuity is signed or the electronic order is submitted to us.

ARDBR— The annual reset death benefit rider offered with this contract. The ARDBR and ARDBR (2009) are the ARDBR riders.

Asset Allocation Model — The Asset Allocation Models are a service that National Security offers. Each Asset Allocation Model is developed by Ohio National Investments, Inc. and is comprised of a combination of available investment options. Please see “Optional Asset Allocation Models” for more information.

Commission — The Securities and Exchange Commission.

Contract Value — Contract Value is determined by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period and adding to that any amount in the Fixed Accumulation Account or a DCA Account.

DCA — Dollar cost averaging.

Death Benefit — The amount used solely to calculate the Death Benefit Adjustment and is not the amount paid to the beneficiary after the death of the annuitant. Death Benefit is the greatest of (i) total Contract Value, or (ii) net purchase payments less pro-rata withdrawals, unless one of the riders added to your contract provides for a higher benefit.

Death Benefit Adjustment — The Death Benefit Adjustment is an amount added to the Contract Value to determine the Proceeds paid to the beneficiary. It represents the difference, if any, between the highest guaranteed death benefit amount and the Contract Value on the applicable calculation date as described under “Basic Death Benefit” if the Contract Value on this date is lower than the highest guaranteed death benefit amount. If the Contract Value on the applicable calculation date is higher than the highest guaranteed death benefit amount, no Death Benefit Adjustment will be made.

Fund — A mutual fund in which subaccount assets may be invested. See the list of “Available Funds” beginning on page 2.

GEB — The gain enhancement benefit riders offered with this contract.

GLWB — The guaranteed lifetime withdrawal benefit riders offered with this contract.

GMDB — The guaranteed minimum death benefit amount provided for by the GMDB riders offered with this contract. The Premium Protection, Premium Protection Plus, GMDBR80 Plus, GMDBR85 Plus, 5% GMDBR80 Plus, 5% GMDBR85 Plus, ARDBR and ARDBR (2009) are the GMDB riders.

GMIB — The guaranteed minimum income benefit amount provided for by the GMIB riders offered with this contract. The GMIB, GMIB Plus, GMIB Plus with Five Year Reset, GMIB Plus with Annual Reset and the GMIB Plus with Annual Reset (2009) are the GMIB riders.

Good order — An instruction or request is in good order when it is received in our home office, or other place we may specify, and has such clarity and completeness that we do not have to exercise any discretion to carry out the instruction or request. We may require that the instruction or request be given in a certain form.

GPA — The guaranteed principal access rider offered with this contract.

GPP — The guaranteed principal protection rider offered with this contract.

Guaranteed earnings rate — The guaranteed earnings rate is the effective annual rate at which values in variable portfolios or in one of the Asset Allocation Models accumulate at with the earnings base of the ARDBR (2009) or the guaranteed earnings income base of the GMIB Plus with Annual Reset (2009).

Notice — A written form acceptable to us, signed by you and received at our administrative office (the address listed on the first page of the prospectus). We have specified forms or may require specific information in writing for certain transactions, such as a surrender request. Contact us or your registered representative for more information.

Participating Spouse — One of two people upon whose life and age the benefits under the Joint GLWB Plus are based.

Pro rata — A pro rata adjustment means the benefit or rider base will be reduced by the same percentage that the Contract Value was reduced by a withdrawal in excess of that provided for by the contract or rider. If your Contract Value is lower than your rider base, a pro rata reduction will reduce your rider base by a greater amount than a dollar for

Form 6723-NSLAC	6

dollar reduction would. If your Contract Value is higher than your rider base, a pro rata reduction will reduce your rider base less than a dollar for dollar reduction would.

Proceeds — The amount that the beneficiary receives if the annuitant dies before annuity payments begin.

Subaccount — A subdivision of VAN. The assets of each subaccount are invested in a corresponding available Fund.

Surrender — To redeem the contract before annuity payments begin and receive its value minus any applicable surrender charge or other charges.

Valuation Period — The period of time from one determination of variable subaccount unit and annuity unit values to their next determination. A valuation period usually ends at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for unrestricted trading. The valuation period may end sooner to correspond to earlier closing of the New York Stock Exchange. Accumulation unit and annuity unit values for each annuity period are determined at the end of that valuation period.

VAN (Variable Account N) — A separate account of National Security Life and Annuity Company consisting of assets segregated from National Security's general assets for the purpose of funding annuity contracts whose values vary with the investment results of the separate account’s underlying Funds.

Withdraw — To receive part of the contract’s value without entirely redeeming or surrendering the contract.

You — You means the owner of the contract or the owner’s estate if the owner is deceased.

Form 6723-NSLAC	7

Fee Table

The following tables describe the fees and expenses you will pay when buying, owning and surrendering the contract. The first table describes the fees and expenses you will pay when you buy the contract, surrender the contract, or transfer cash value between investment options (Funds). State premium taxes may also be deducted if applicable.

Contract Owner Transaction Expenses	Years	Charge
Surrender Charge (a percentage of your total purchase payments minus all previous withdrawals)(1)	1st	7%
	2nd	7%
	3rd	7%
	4th and later	0%
Transfer Fee (currently no charge for the first 12 transfers each contract year)		$10
Premium Tax (charged upon annuitization, surrender or when assessed)	0.0% to 5.0% depending on state law

The next table describes the fees and expenses you will pay periodically while you own the contract, not including Fund fees and expenses.

Annual Contract Fee (no fee if your Contract Value exceeds $50,000)	$30

Separate Account Annual Expenses (as a percentage of average account value unless otherwise indicated)

Mortality and Expense Risk Charge	1.15%
Account Expense Charge	0.25%
Total Separate Account Annual Expenses (without optional added benefits)	1.40%

Optional Rider Expenses (Some of the optional riders are mutually exclusive. See the individual discussion of each rider later in the prospectus for details on the riders and the amounts upon which charges are based. Some of the optional riders, marked with an * below, are not currently offered. Please see the footnotes below.)

Annual Stepped-Up Death Benefit(2)	0.25% of the optional death benefit amounts
Premium Protection or Joint Premium Protection death benefit at issue ages through 70	0.10% of the optional death benefit amount (current and maximum charge)
Premium Protection or Joint Premium Protection death benefit at issue ages 71-75	0.25% of the optional death benefit amount (current and maximum charge)
Premium Protection Plus or Joint Premium Protection Plus death benefit(3)* (currently 0.45%)	0.90% of the optional death benefit amount (maximum charge)
GLWB Plus (applied for on or after May 1, 2014: currently 1.05%) (applied for before May 1, 2014: currently 0.95%)	2.00% of the GLWB Base (maximum charge)
Joint GLWB Plus (applied for on or after May 1, 2014: currently 1.35%) (applied for before May 1, 2014: currently 1.20%)	2.40% of the GLWB Base (maximum charge)

GPP (2012) (currently 0.65%)	1.30% of your average annual guaranteed principal amount (maximum charge)

GMDBR80 Plus(3)*	0.25% of the optional death benefit amounts
GMDBR85 Plus(3)*	0.45% of the optional death benefit amounts
5% GMDBR80 Plus*	0.45% of the optional death benefit amounts
5% GMDBR85 Plus(3)*	0.70% of the optional death benefit amounts
ARDBR(3) *	0.60% of the optional death benefit amounts
ARDBR (2009)(3)* (currently 0.85%)	1.40% of the optional death benefit amounts (maximum charge)
GEB at issue ages through 70*	0.15% of your Contract Value on the contract anniversary
GEB at issue ages 71 through 75*	0.30% of your Contract Value on the contract anniversary
GEB “Plus” at issue ages through 70*	0.30% of your Contract Value on the contract anniversary

Form 6723-NSLAC	8

GEB “Plus” at issue ages 71 through 75*	0.60% of your Contract Value on the contract anniversary
GMIB(3) *	0.45% of your guaranteed income base
GMIB Plus(3)*	0.50% of your guaranteed income base
GMIB Plus with Five Year Reset(3)*	0.50% of your guaranteed income base
GMIB Plus with Annual Reset(3)*	0.65% of your guaranteed income base
GMIB Plus with Annual Reset (2009) (3)* (currently 0.95%)	1.50% of the guaranteed income base (maximum charge)
GPP(3), (4)*	0.55% of your average annual guaranteed principal amount
GPA (7% guaranteed annual withdrawal)(3)*	0.40% of your eligible Contract Value
GPA (8% guaranteed annual withdrawal)(3)*	0.50% of your eligible Contract Value

Summary of Maximum Contract Expenses (expenses you would pay if you elected all non-exclusive optional benefits currently available under the contract and the most expensive of mutually exclusive optional benefits)

Mortality and Expense Risk Charge	1.15%
Account Expense Charge	0.25%
Subtotal	1.40%
Joint Premium Protection death benefit at issue ages 71-75	0.25%
Joint GLWB Plus	2.40%
Maximum Possible Total Separate Account Expenses:	4.05%(5)

____________

(1) The percentage varies with the number of years from purchase payments to which values relate. The surrender charge may also be called a Contingent Deferred Sales Charge.

(2) In those states where permitted, rider charge is 0.25% for contracts applied for on or after May 15, 2009. For other contracts, rider charge is 0.10%. See your representative for more information.

(3) No longer available for purchase.

(4) In those states where permitted, rider charge is 0.55% for riders applied for on or after May 15, 2009. For other riders, the charge is 0.20%. See your representative for more information.

(5) Assumes average account value, Contract Value and all bases upon which rider charges are based are equal. If such amounts are not equal, then total charges may be higher or lower. Note that certain riders are mutually exclusive. The following shows which riders you may not have at the same time:

If you have this rider	you cannot have this rider
GPP or GPP (2012)	GPA or any GLWB
GPA	GPP, any GMIB or any GLWB
One of the GMDB riders	Any other GMDB rider
Annual stepped-up death benefit	Any ARDBR
One of the GMIB riders	Any other GMIB, GLWB or GPA
GLWB Plus or Joint GLWB Plus	Any other rider except the annual stepped-up death benefit, Premium Protection, Premium Protection Plus, deferral credit or 8 year GPP with GLWB

Furthermore, if you have an ARDBR, you must also have the comparable GMIB Plus with Annual Reset. Please carefully review the rider descriptions later in this prospectus.

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time you own the contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

	Minimum without waivers	Maximum without waivers
Total Annual Fund Operating Expenses as of December 31, 2015 (expenses deducted from Fund assets, including management fees, distribution (12b-1) fees and other Fund operating expenses)(1)	0.35%	2.31%

________

Form 6723-NSLAC	9

(1)Some of the Funds available are structured as “fund of funds.” A fund of funds is a mutual fund that invests primarily in a portfolio of other mutual funds. The expenses shown above include the total fees and expenses of the fund of funds, including the acquired fund fees and expenses of such fund of funds.

Example

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses. The Examples do not reflect the deduction of premium taxes, typically charged upon annuitization, surrender, or when assessed. If the premium taxes were reflected, the charges would be higher.

The following Example assumes you invest $10,000 in the contract for the periods indicated. The Example also assumes your investment has a 5% return each year and assumes the maximum fees and expenses of the most expensive available Fund assuming no waivers. The Example assumes you have selected all the available optional benefits based on their mutual exclusivity and maximum cost and the costs for those benefits are based on Contract Values or the rider base amounts specified above for a contract experiencing the assumed annual investment return of 5%. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,297	$2,758	$3,760	$8,720

(2) If you annuitize at the end of the applicable period, or if you do not surrender your contract:

1 year	3 years	5 years	10 years
$666	$2,124	$3,760	$8,720

The following Example assumes you invest $10,000 in the contract for the periods indicated. The Example also assumes your investment has a 5% return each year and assumes the minimum fees and expenses of the available Funds assuming no waivers. The Example assumes you have selected all the available optional benefits based on their mutual exclusivity and maximum cost and the costs for those benefits are based on Contract Values or the rider base amounts specified above for a contract experiencing the assumed annual investment return of 5%. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,100	$2,157	$2,752	$6,649

(2) If you annuitize at the end of the applicable period, or if you do not surrender your contract:

1 year	3 years	5 years	10 years
$470	$1,527	$2,752	$6,649

FINANCIAL STATEMENTS

The complete financial statements of VAN and National Security, are included in the Statement of Additional Information.

ACCUMULATION UNIT VALUES

Attached as Appendix B is a table showing selected information concerning Accumulation Units for each Sub-Account for each of the last ten calendar years, or since inception if less. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your annuity Contract Value, such as the contract maintenance charge. A portion of the information in the table is also included in the Separate Account’s financial statements. To obtain a more complete picture of each Sub-Account’s financial status and performance, you should review the Separate Account’s financial statements which are contained in the Statement of Additional Information.

Form 6723-NSLAC	10

This series of variable annuity contracts began on May 1, 2002. Since then, the following changes have been made to available Funds:

May 1, 2003

Dreyfus Variable Investment Fund Appreciation portfolio and Royce Capital Fund portfolios added; The Dow Target Variable Fund LLC Quarterly portfolios replaced monthly portfolios through mergers, Van Kampen Universal Institutional Funds (Class I) Core Plus Fixed Income and U.S. Real Estate portfolios discontinued for new contracts, and Van Kampen Universal Institutional Funds (Class II) Core Plus Fixed Income and U.S. Real Estate portfolios added for new contracts.

October 1, 2003	Fidelity VIP Equity-Income Portfolio added. First American Insurance Portfolios discontinued for new contracts.
May 1, 2004	Ohio National Fund U.S. Equity, Balanced and Covered Call portfolios added; PBHG Technology & Communications portfolio and Strong Variable Insurance Funds discontinued for new contracts.
May 1, 2005

Franklin Templeton Variable Insurance Products Trust funds and Lazard Retirement International Equity Portfolio added. PBHG Technology & Communications Portfolio changed its name to Liberty Ridge Technology and Communications Portfolio.

November 2, 2005	Ohio National Fund Target VIP and Target Equity/Income portfolios were added.
May 1, 2006

Salomon Brothers Variable Series Funds, Inc. changed its name to Legg Mason Partners Variable Portfolios I, Inc. The Neuberger Berman Advisers Management Trust AMT Regency Portfolio was added. The Van Kampen Universal Institutional Funds International Growth Equity Portfolio and Equity Growth Portfolio were added.

May 1, 2007

Ohio National Fund Bristol Growth Portfolio was added. Ohio National Fund Covered Call Portfolio changed its name to Income Opportunity Portfolio. Legg Mason Partners Variable Equity Trust replaced Legg Mason Partners Variable Portfolio I, Inc. through reorganization. Legg Mason Partners Variable Fundamental Value Portfolio replaced the All Cap Portfolio through reorganization and Legg Mason Partners Capital and Income Portfolio replaced the Total Return Portfolio through reorganization. Lazard Retirement Equity Portfolio was renamed Lazard Retirement U.S. Strategic Equity Portfolio.

May 1, 2008

Ohio National Fund Blue Chip Portfolio changed its name to Strategic Value Portfolio. ALPS Variable Insurance Trust AVS Listed Private Equity Portfolio (Class II) was added. Federated Insurance Series Federated Kaufmann Fund II (Service Shares) was added. Fidelity Variable Insurance Products Fund VIP Real Estate Portfolio (Service Class 2) was added. Franklin Templeton Variable Insurance Products Trust, Franklin Templeton VIP Founding Funds Allocation Fund (Class 4) was added. Franklin Templeton Variable Insurance Products Trust (Class 4) Franklin Income Securities Fund, Franklin Flex Cap Fund and Templeton Foreign Securities Fund were added for contracts with applications signed or electronic orders submitted to us on or after May 1, 2008 and Class 2 shares were discontinued for such contracts. Goldman Sachs Variable Insurance Trust (Service Shares) Goldman Sachs Growth and Income Fund, Goldman Sachs Structured U.S. Equity Fund and Goldman Sachs Capital Growth Fund were added for contracts with applications signed or electronic orders submitted to us on or after May 1, 2008 and Institutional Shares were discontinued for such contracts.

August 1, 2008	Ohio National Fund International Small Company Portfolio changed its name to International Small-Mid Company Portfolio.
October 1, 2008	Ivy Variable Insurance Portfolios, Inc. and PIMCO CommodityRealReturn® Strategy Portfolio added.
April 24, 2009

J.P. Morgan Series Trust II JPMorgan Mid Cap Value Portfolio was merged with J.P. Morgan Insurance Trust Diversified Mid Cap Value Portfolio and was renamed JPMorgan Insurance Trust Mid Cap Value Portfolio. J.P. Morgan Series Trust II JPMorgan Small Company Portfolio was merged with J.P. Morgan Insurance Trust Small Cap Equity Portfolio and was renamed JPMorgan Insurance Trust Small Cap Core Portfolio.

May 1, 2009

Janus Aspen Series Large Cap Growth Portfolio changed its name to Janus Portfolio. Janus Aspen Series International Growth Portfolio changed its name to Overseas Portfolio. Janus Aspen Series Worldwide Growth Portfolio changed its name to Worldwide Portfolio.

April 30, 2010

Goldman Sachs Variable Insurance Trust Growth and Income Fund changed its name to Large Cap Value Fund and Capital Growth Fund changed its name to Strategic Growth Fund. Legg Mason Partners Variable Equity Trust Legg Mason ClearBridge Variable Fundamental Value Portfolio changed its name to Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio and Legg Mason ClearBridge Variable Investors Portfolio changed its name to Legg Mason ClearBridge Variable Large Cap Value Portfolio.

Form 6723-NSLAC	11

June 3, 2010

The Universal Institutional Funds, Inc. Morgan Stanley UIF International Growth Equity Portfolio was merged with AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco Van Kampen V.I. International Growth Equity Fund.

January 7, 2011	ALPS Variable Insurance Trust AVS Listed Private Equity Portfolio was liquidated.
April 29, 2011

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco Van Kampen V.I. International Growth Equity Fund was merged into Invesco V.I. International Growth Fund. The Universal Institutional Funds, Inc. Morgan Stanley UIF Capital Growth Portfolio was renamed Morgan Stanley UIF Growth Portfolio.

June 21, 2011

AllianceBernstein Variable Products Series Fund, Inc. Dynamic Asset Allocation Portfolio and Northern Lights Variable Trust TOPS™ Protected Balanced ETF Portfolio, TOPS™ Protected Moderate Growth ETF Portfolio and TOPS™ Protected Growth ETF Portfolio were added.

January 1, 2012

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Balanced-Risk Allocation Fund, Federated Insurance Series Federated Managed Volatility Fund II and Legg Mason Partners Variable Equity Trust Legg Mason Dynamic Multi-Strategy VIT Portfolio were added.

May 1, 2012

Goldman Sachs Variable Insurance Trust Goldman Sachs Global Markets Navigator Fund, Lazard Retirement Series, Inc. Lazard Retirement Multi-Asset Targeted Volatility Portfolio and PIMCO Variable Insurance Trust PIMCO Global Diversified Allocation Portfolio were added. Neuberger Berman Advisers Management Trust AMT Regency Portfolio changed its name to AMT Mid Cap Intrinsic Value Portfolio.

October 1, 2012	Janus Aspen Series INTECH U.S. Low Volatility Portfolio was added.
February 20, 2013	Fidelity® Variable Insurance Products Fund Fidelity® VIP Target Volatility Portfolio was added.
May 1, 2013

Janus Aspen Series Worldwide Portfolio changed its name to Global Research Portfolio. Legg Mason Partners Equity Trust Legg Mason ClearBridge Variable Equity Income Builder Portfolio changed its name to ClearBridge Variable Equity Income Portfolio, Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio changed its name to ClearBridge Variable All Cap Value Portfolio and Legg Mason ClearBridge Variable Large Cap Value Portfolio changed its name to ClearBridge Variable Large Cap Value Portfolio.

November 1, 2013	Federated Insurance Series Federated Managed Tail Risk Fund II and PIMCO Variable Insurance Trust PIMCO Short-Term Portfolio were added.
December 20, 2013

Ohio National Fund Millennium Portfolio was reorganized into Ohio National Fund Small Cap Growth Portfolio. Ohio National Fund Target Equity/Income Portfolio was reorganized into Ohio National Fund Target VIP Portfolio. Ohio National Fund U.S. Equity Portfolio and Income Opportunity Portfolio were reorganized into Ohio National Fund Balanced Portfolio.

May 1, 2014

Franklin Templeton Variable Insurance Products Trust Flex Cap Growth Securities Fund Portfolio changed its name to Flex Cap Growth VIP Fund, Franklin Income Securities Fund changed its name to Franklin Income VIP Fund, Franklin Templeton VIP Founding Funds Allocation Funds changed its name to Franklin Founding Funds Allocation VIP Fund, and Templeton Foreign Securities Fund changed its name to Templeton Foreign VIP Fund. Goldman Sachs Variable Insurance Trust Structured U.S. Equity Fund changed its name to U.S. Equity Insights Fund. Lazard Retirement Series Lazard Retirement Multi-Asset Targeted Volatility Portfolio changed its name to Lazard Retirement Global Dynamic Multi Asset Portfolio. Legg Mason Capital Management, LLC changed its name to ClearBridge, LLC. Ohio National Fund Risk Managed Balanced Portfolio was added.

December 5, 2014	Legg Mason Partners Variable Equity Trust ClearBridge Variable All Cap Value Portfolio reorganized into the ClearBridge Variable Large Cap Value Portfolio.
March 27, 2015	MFS® Variable Insurance Trust MFS® Investors Growth Stock Series reorganized into the MFS® Variable Insurance Trust II MFS® Massachusetts Investors Growth Stock Portfolio.
May 1, 2015

Goldman Sachs Variable Insurance Trust Goldman Sachs Global Markets Navigator Fund changed its name to Goldman Sachs Global Trends Allocation Fund. Legg Mason Partners Variable Equity Trust ClearBridge Variable Equity Income Portfolio changed its name to ClearBridge Variable Dividend Strategy Portfolio. AllianceBernstein Variable Product Series Fund, Inc. Dynamic Asset Allocation Portfolio changed its name to AB Variable Products Series Fund AB VPS Dynamic Asset Allocation Portfolio.

September 25, 2015	Ohio National Fund Capital Growth Portfolio changed its name to ClearBridge Small Cap Portfolio.

Form 6723-NSLAC	12

November 16, 2015

AB Variable Products Series Fund, Inc. AB VPS Global Risk Allocation-Moderate Portfolio, Franklin Templeton Variable Insurance Products Trust Franklin VolSmart Allocation VIP Fund, Janus Aspen Series Flexible Bond Portfolio, Legg Mason Partners Variable Income Trust Western Asset Core Plus VIT Portfolio and PIMCO Variable Insurance Trust PIMCO Low Duration Portfolio were added. Primary Shares of Federated Insurance Series Federated Managed Tail Risk Fund II were added for contracts applied for on or after November 16, 2015 and Service Shares were discontinued for such contracts. Class 3 Shares of Northern Lights Variable Trust TOPS® Managed Risk Balanced ETF Portfolio, TOPS® Managed Risk Moderate Growth ETF Portfolio and TOPS® Managed Risk Growth ETF Portfolio were added for contracts applied for on or after November 16, 2015 and Class 2 Shares were discontinued for such contracts.

February 26, 2016	Fidelity® Variable Insurance Products Fund Fidelity® VIP Government Money Market Portfolio (Service Class) was added and replaced Ohio National Fund Money Market Portfolio.
May 1, 2016	AB Variable Products Series Fund, Inc. AB VPS Growth & Income Portfolio and AB VPS Small Cap Growth Portfolio were added.

National Security

National Security is licensed to issue life insurance and annuities in 18 states and the District of Columbia. We were incorporated under the laws of the State of New York in 1973 as The Urbaine Life Reinsurance Company. In 1993, we were purchased by Security Life of Denver Insurance Company and our name was changed to First ING Life Insurance Company of New York. Our name was changed to National Security Life and Annuity Company on January 4, 2002, when we were purchased by SMON Holdings, Inc., a Delaware corporation which was owned jointly by Security Mutual Life Insurance Company of New York (“Security Mutual”) and The Ohio National Life Insurance Company (“Ohio National Life”). In March 2007, Ohio National Life and Security Mutual became direct owners of our stock after SMON Holdings, Inc. was dissolved, and Ohio National Life purchased additional shares of our stock from Security Mutual, increasing its ownership to over 80% of our outstanding stock. In December 2011, Ohio National Life purchased all of the shares owned by Security Mutual, thus becoming 100% owner of National Security. Ohio National Life is an Ohio domiciled life insurance company. Our home office is at 810 Seventh Avenue, New York, New York 10019. Our administrative office is at One Financial Way, Montgomery, Ohio 45242.

National Security and/or its affiliates may pay certain retail broker-dealers additional compensation or reimbursement for their efforts in selling our variable contracts. Reimbursements and additional compensation are paid for the purpose of, among other things, training the broker-dealers’ registered representatives regarding the procedures for submitting business to us, internally marketing our products to their registered representatives, educating registered representatives about the benefits and options available under the variable contracts and about the benefits of variable contracts generally. These additional amounts are paid from our profits, not deducted from the contract owners’ purchase payments.

Additionally, we may compensate some broker-dealers more than others for the sale of our products. This differential compensation may be based on several factors including, but not limited to, the size of the selling broker-dealer, the amount of previous business generated by the broker-dealer and the length of time National Security has contracted with the broker-dealer for the distribution of our contracts. As with reimbursements, these payments are not deducted from contract owners’ purchase payments.

From time to time, National Security and/or its affiliates may also provide non-cash or cash compensation to certain financial institutions or their registered representatives in the form of occasional gifts, meals, tickets to events, educational conference support, special recognition support or other forms of non-cash and cash compensation as may be permitted by certain regulations applicable to broker-dealers.

We may credit additional amounts under our contracts for contracts sold to registered representatives (and their immediate families) of broker-dealers that have (i) a selling agreement with us and our principal underwriter to sell the contracts and (ii) approved the payment of the additional amount to their registered representatives. There will be no commissions paid on the sale of these contracts.

With the increased use of technologies such as the Internet, our business is potentially susceptible to operational, information security, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events, which may include, theft, misuse, corruption or destruction of data, denial of service attacks on websites, and other operational disruptions to name a few. Cyber incidents can affect us, the underlying Funds, intermediaries, and other affiliated or third party service providers whose operations may impact your contract. While we have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. There can be no assurance that we, the Funds or

Form 6723-NSLAC	13

our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.

National Security Variable Account N

We established VAN on January 4, 2002 as a separate account for funding variable annuity contracts. Purchase payments for the variable annuity contracts are allocated to one or more subaccounts of VAN. Currently your allocation of Contract Value may be to no more than 18 of the available subaccounts. We reserve the right to limit your allocation of Contract Value to no more than 10 of the available subaccounts. You assume all of the investment risk for Contract Value allocated to the subaccounts. You may be subject to additional restrictions on allocations if you purchase certain optional riders. Please see “Investment Restrictions for Certain Optional Riders” and “Optional Asset Allocation Models” for more information.

Income, gains and losses, whether or not realized, from assets allocated to VAN are credited to or charged against VAN without regard to our other income, gains or losses. The assets maintained in VAN will not be charged with any liabilities arising out of any of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all our assets are available to meet our obligations under the contracts. Unlike assets in VAN or other separate accounts we have established, all of our other assets may be charged with any liabilities arising out of any of our other business.

Any guarantees under the contract that exceed your Contract Value, such as those associated with the guaranteed benefit rider options or the death benefit rider options, are paid from our general account (not the separate account). Therefore, any amounts that we may pay under the contract in excess of Contract Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations.

We reserve the right, within the law, to make additions, deletions and substitutions for the subaccounts and the portfolios available in the VAN. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of one or more of the portfolios should become inappropriate for purposes of the contract, in the judgment of our management. The new portfolio may have higher fees and charges than the existing portfolio and not all portfolios may be available to all classes of contracts. Currently, we have no intention of substituting or deleting the portfolios; however, we reserve our right to do so in the future. No substitution or deletion will be made to the contract without prior notice to you and before any necessary orders of the SEC in accordance with the 1940 Act, and your prior approval if required by law.

We also reserve the right to establish additional subaccounts, each of which would invest in shares of an investment company, with a specified investment objective. We may also eliminate one or more subaccounts if, in our sole discretion, marketing, tax or investment conditions warrant. We will not eliminate a subaccount without prior notice to you and before any necessary order of the SEC, and your prior approval if required by law. Not all subaccounts may be available to all classes of contracts.

If permitted by law, and with your prior approval if required by law, we may create new separate accounts; deregister the VAN under the 1940 Act in the event such registration is no longer required; manage the VAN under the direction of committee; or combine the VAN with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the VAN to another separate account.

VAN is registered as a unit investment trust under the Investment Company Act of 1940. The assets of the subaccounts of VAN are invested at net asset value in Fund shares. Values of other contracts not offered through this prospectus are also allocated to VAN, including some subaccounts that are not available for these contracts.

Investment Options

You may allocate your Contract Values to Funds, the Fixed Accumulation Account or an optional Asset Allocation Model as described below. If you purchase certain optional riders, you may be subject to restrictions on allocations. Please see “Optional Asset Allocation Models” and “Investment Restrictions for Certain Optional Riders” below.

Fixed Accumulation Account

The Fixed Accumulation Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. We may also refer to the Fixed Accumulation Account as the Fixed Account. We reserve the right to not offer the Fixed Accumulation Account to new contracts in the future. The Fixed Accumulation Account is not registered as an

Form 6723-NSLAC	14

investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. The staff of the Securities and Exchange Commission has not reviewed disclosures regarding it. We invest our general assets at our discretion as allowed by New York law.

The Fixed Accumulation Account consists of all of our general assets other than those allocated to a separate account. If the Fixed Accumulation Account is available on your contract, you may allocate purchase payments and Contract Value between the Fixed Accumulation Account and the Funds, subject to certain restrictions described below. There might be periods when we will not make the Fixed Accumulation Account available on new contracts.

The amount of investment income allocated to the contracts varies from year to year at our sole discretion. However, we guarantee that we will credit interest at a rate of not less than the minimum rate required by the applicable non-forfeiture law in the state where your contract was issued to Contract Values allocated to the Fixed Accumulation Account. We may credit interest at a rate in excess of the guaranteed minimum interest rate allowed by state law, but any such excess interest credit will be in our sole discretion.

We guarantee that, before annuity payments begin, the value of a contract in the Fixed Accumulation Account will never be less than:

• the amount of purchase payments allocated to, and transfers into, the Fixed Accumulation Account, plus

•  interest credited at a rate declared by us for each year compounded annually, plus

•  any additional excess interest we may credit to guaranteed values, minus

• any withdrawals and transfers from the guaranteed values, minus

• any surrender charge on withdrawals, state premium taxes, transfer fees, and the portion of the $30 annual contract administration charge allocable to the Fixed Accumulation Account.

No deductions are made from the Fixed Accumulation Account for Account Expense Charges or Mortality and Expense Risk Charges. Insurance risk charges for optional benefit riders are taken pro rata from the Fixed Accumulation Account and variable subaccounts.

Other than pursuant to a DCA (scheduled transfer) or portfolio rebalancing program, we may restrict transfers of your Fixed Accumulation Account value during a contract year to not more than 20% of that value as of the beginning of a contract year (or $1,000, if greater). As provided by state law, we may defer the payment of amounts to be withdrawn from the Fixed Accumulation Account for up to six months from the date we receive your written request for withdrawal.

The Funds

The Funds are mutual funds registered under the Investment Company Act 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund’s investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.

The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the prospectus for each Fund. In some cases, the investment adviser pays part of its fee to a subadviser.

Ohio National Life and our affiliates may receive payments from the underlying Portfolios, their advisers, subadvisers, distributors, or affiliates thereof, in connection with certain administrative, marketing and other support services provided by us and expenses incurred in offering and selling our variable annuity products. While only certain types of payments are made in connection with your particular contract, all such payments may influence decisions made by Ohio National Life and our affiliates regarding products we offer, including your contract.

Ohio National Life receives Rule 12b-1 fees which compensate our affiliate, Ohio National Equities, Inc. for distribution and administrative services (including recordkeeping services and mailing prospectuses and reports to contract owners invested in the Portfolios). These fees are paid by the underlying Portfolio out of each Portfolio’s assets and are therefore borne by contract owners. We also receive “revenue sharing” payments from advisers of the underlying Portfolios or their affiliates (not the Portfolios), which compensate us for administrative services. The maximum combined 12b-1 fees and revenue sharing payments we receive with respect to a Portfolio are equal to an annual rate of 0.55% of the average assets allocated to the Portfolio under the contract.

Some of the Funds are structured as a “Fund of Funds.” A Fund of Funds is a mutual fund that invests primarily in a portfolio of other mutual funds. Because a Fund of Funds invests in other mutual funds rather than individual securities, the Fund of Funds bears a proportionate share of expenses charged by the underlying funds in which it invests. Therefore, a Fund of Funds may have higher expenses than direct investments in the underlying Funds. You should read the Fund prospectuses carefully for more information.

Form 6723-NSLAC	15

For additional information concerning the Funds, including their fees, expenses and investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for these contracts. You cannot be sure that any Fund will achieve its stated objectives and policies. For a free copy of the Fund prospectuses, call 877.446.6020.

Periodically some of the Funds may be closed to future allocation of purchase payments. This may be at the request of the Fund or based on a decision made by us. Advance written notice will be given to contract owners prior to any such closure.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

We reserve the right, within the law, to make additions, deletions and substitutions for the subaccounts and the portfolios available in the VAN. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of one or more of the portfolios should become inappropriate for purposes of the contract, in the judgment of our management. The new portfolio may have higher fees and charges than the existing portfolio and not all portfolios may be available to all classes of contracts. Currently, we have no intention of substituting or deleting the portfolios; however, we reserve our right to do so in the future. No substitution or deletion will be made to the contract without prior notice to you and before any necessary orders of the SEC in accordance with the 1940 Act, and your prior approval if required by law.

We also reserve the right to establish additional subaccounts, each of which would invest in shares of an investment company, with a specified investment objective. We may also eliminate one of more subacccounts if, in our sole discretion, marketing, tax or investment conditions warrant. We will not eliminate a subaccount without prior notice to you and before any necessary order of the SEC, and your prior approval if required by law. Not all subaccounts may be available to all classes of contracts.

If permitted by law, and with your prior approval if required by law, we may create new separate accounts; deregister the VAN under the 1940 Act in the event such registration is no longer required; manage the VAN under the direction of committee; or combine the VAN with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the VAN to another separate account.

Optional Asset Allocation Models

You may choose an optional Asset Allocation Model for your contract’s variable account values. If you choose this option, it must be used for all your variable account values. There is no charge for using an optional Asset Allocation Model. You may choose a model, discontinue using a model or change from one model to another at any time by notifying us. You may not use more than one model at a time. The GPP rider requires all variable account values be in the Asset Allocation Models from the issuance of the rider until the rider ends according to its terms or annuity payments begin. The GMIB Plus with Annual Reset (2009) rider requires all your variable account values to be in Asset Allocation Models 2, 3, 4 or the Managed Volatility Model or be invested in accordance with the alternative investment restrictions from the issuance of the rider until the rider ends according to its terms or annuity payments begin. The GPP (2012) and the GLWB riders require all your Contract Value to be in the Managed Volatility Model or be invested in accordance with the alternative investment restrictions from the issuance of the rider until the rider ends according to its terms or annuity payments begin.

Asset allocation is the distribution of invested assets among several different kinds of investments (such as large cap domestic value stocks, small cap domestic growth stocks, foreign stocks, long term investment-grade bonds, intermediate term bonds, high income bonds, money market instruments, real estate securities and so on). Historically, diversification among several different kinds of asset classes has been shown to help reduce volatility over long periods of time. However, there can be no assurance that asset allocation will reduce volatility or enhance performance.

If you choose the Asset Allocation Models, upon your execution and return of the investment advisory agreement, Ohio National Investments, Inc. (“ONII”) will serve as your investment adviser for the limited purpose of developing and updating the Asset Allocation Models. Until the investment advisory agreement is executed and received by ONII, your investments will not be automatically updated in accordance with any changes that ONII may periodically make to the Models. Upon receipt of the executed investment advisory agreement, your investments will be updated in accordance with any changes that ONII may make to the Models. Currently, you are required to sign an investment advisory agreement with ONII in order to be in an Asset Allocation Model. Periodically, typically annually, ONII will assess the make up of each of the Asset Allocation Models to determine if they continue to maintain the optimal level of investment return balanced against the designated risk tolerance for the model.

If ONII determines that changes to the models are appropriate, we will notify you at least 30 days before making the change. If we do not hear from you otherwise, we will automatically reallocate the assets contained in the existing model to the new

Form 6723-NSLAC	16

model, based on the limited discretionary authority you will have granted to ONII to do so. If you do not want your Contract Values reallocated in your existing model, you may move to a different model. If you do not want to move to a different model and you do not wish to have your Contract Values reallocated in the existing model, we will deem the advisory agreement between ONII and you terminated and no further automatic rebalancing or reallocation will take place in your contract. If you have a rider that requires participation in the Asset Allocation Models, the effect of the termination of the advisory agreement will be to terminate your rider as well except for the GMIB Plus with Annual Reset (2009), GPP (2012) and the GLWB riders, which can also remain in force if you adhere to the alternative investment restrictions.

More information about ONII’s role as your limited purpose investment adviser is contained in Part II of ONII’s Form ADV, which you can request at any time. It is possible that ONII may include underlying funds in the Asset Allocation Models for which it also acts as the investment adviser. As a result, inclusion of such portfolios will result in ONII receiving fund management fees from these funds and portfolios. ONII does not receive a fee for managing the Models themselves.

We have retained a third-party consultant to assist in the development of several Asset Allocation Models, each comprising a combination of the contract’s available Funds. National Security, in consultation with ONII selects the underlying Funds to be offered through this annuity contract. The consultant then performs a quantitative analysis to determine which combination of Funds offers the best opportunity to achieve the expected investment return given the acceptable level of investment risk. ONII approves the final recommendations made by the consultant. A copy of the ONII’s Form ADV may be obtained free of charge by calling 1-800-366-6654. We reserve the right to change the third party consultant we use to develop the Asset Allocation Models or to develop the Asset Allocation Models without the use of a third party consultant. The consultant selects the Funds for each of the models in accordance with risk/return profiles they have developed. Currently the following Models are available:

•  Model 1: Conservative (investment objective — preservation of capital)

• Model 2: Moderately Conservative (investment objective — moderate growth)

• Model 3: Balanced (investment objective — steady growth in asset values)

• Model 4: Moderate Growth (investment objective — moderately high growth in asset values)

• Model 5: Growth (investment objective — high growth in asset values)

• Managed Volatility Model (investment objective – protection from market downturns; more consistent returns over time)

Please see Appendix C -- Asset Allocation Models or contact us at 877.446.6020 or your registered representative for more detailed information on the Models.

At the end of each quarter, variable account values allocated within each model will be rebalanced to maintain the mix of investments in the proportions established for each model. You will then receive a confirmation of the transfers made among the Funds within your contract. The transfer charge does not apply to these quarterly rebalancing transactions.

The transfer charge will apply if, by changing from one model to another, you exceed the 12 free transfers allowed per year. When you change models, it counts as one transfer.

Your registered representative or financial adviser can help you determine the model that best fits your risk tolerance, investment horizon and objectives. The variable account portion of any purchase payments you make after selecting an Asset Allocation Model will be allocated among the Funds as specified by the model you choose.

If your contract includes the optional Guaranteed Principal Protection (“GPP”) or Guaranteed Principal Access ("GPA") rider, your variable account values must be in one of the models. The GPP or GPA rider will be cancelled if you are no longer using any Asset Allocation Model. If the GPP or GPA is so terminated, a full annual rider charge will be assessed without being prorated to the date of termination.

We may limit the availability of an Asset Allocation Model under one of the riders with investment restrictions or that requires participation in an Asset Allocation Model. If we limit the availability of an Asset Allocation Model, unless you make additional purchase payments, your Contract Value will continue to be allocated in the unavailable Asset Allocation Model.

If we limit the availability of an Asset Allocation Model and you make additional purchase payments, you will not be permitted to allocate them to the unavailable Asset Allocation Model. Because you may only be in one Asset Allocation Model at a time, you will have to transfer your Contract Value to an available Asset Allocation Model.

We will always provide at least one Asset Allocation Model for any rider that requires participation in an Asset Allocation Model.

If an Asset Allocation Model becomes unavailable for the allocation of purchase payments under GPP or GPA and you wish to make additional purchase payments, you will have to transfer your Contract Value to an available Asset Allocation Model.

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Currently, if you own a GMIB Plus with Annual Reset (2009), you can only be in Asset Allocation Model 2, 3, 4 or the Managed Volatility Model or comply with alternative investment restrictions, described below. If you own the GPP (2012) or any GLWB rider, you can only be in the Managed Volatility Model or comply with alternative investment restrictions, described below. If an Asset Allocation Model becomes unavailable for the allocation of purchase payments under those riders and you wish to make additional purchase payments, you will have to transfer your Contract Value to an available Asset Allocation Model or comply with the alternative investment restrictions under those riders.

In the following scenarios, you do not have to take affirmative action to retain your rider:

• We limit the availability of an Asset Allocation Model under a rider, and you do not make any additional purchase payments.

• ONII revises the make up of an existing Asset Allocation Model following the procedures described in this section, and you do not opt out.

In the following scenarios, you must take affirmative action or your rider will be cancelled:

• We limit the availability of an Asset Allocation Model under a rider, and you do make additional purchase payments. If you do not transfer your Contract Value to an available Asset Allocation Model or comply with alternative investment restrictions, if applicable, your rider will be cancelled. However, if you make additional purchase payments and transfer your Contract Value to an available Asset Allocation Model at the same time, your rider will not be cancelled.

•  ONII revises the make up of an existing Asset Allocation Model following the procedures described in this section, and you opt out by the deadline but do not move to another Asset Allocation Model. If you do not transfer your Contract Value to another Asset Allocation Model or comply with alternative investment restrictions, if applicable, your rider will be cancelled. If we provide only one Asset Allocation Model for any rider that requires participation in an Asset Allocation Model, if you opt out of the revised Asset Allocation Model and do not comply with alternative investment restrictions, if applicable, your rider will be cancelled.

Investment Restrictions for Certain Optional Riders

For any GLWB or GPP (2012) riders applied for on or after October 1, 2012, your purchase payments and Contract Value must be allocated in accordance with the restrictions specified below. The Fixed Accumulation Account is not an available investment option with any GLWB or GPP (2012). Your purchase payments and Contract Value must be allocated in compliance with (a) or (b):

(a) 100% must be allocated to the Managed Volatility Model. The Managed Volatility Model is one of our Asset Allocation Models. It seeks to provide protection from market downturns and more consistent returns over time. See “Optional Asset Allocation Models” for more details. Please see Appendix C -- Asset Allocation Models for the investment options included in the Model or contact us at 1-888-925-6446 or your registered representative for more detailed information on the Model.

or

(b)  (i) at least 50% must be allocated to investment options included in Category 1; provided, however, that you may not allocate more than 50% of your total purchase payments or Contract Value to any one investment option within Category 1; and

(ii) no more than 50% may be allocated to investment options included in Category 2; provided, however, that you may not allocate more than 25% of your total purchase payments or Contract Value to any one investment option within Category 2.

The investment options available in each Category for any GLWB or GPP (2012) riders applied for on or after October 1, 2012 are:

INVESTMENT OPTIONS

CATEGORY 1

Ohio National Fund, Inc.

Risk Managed Balanced Portfolio

AB Variable Product Series Fund, Inc.

AB VPS Global Risk Allocation-Moderate Portfolio

Federated Insurance Series

Federated Managed Tail Risk Fund II

Franklin Templeton Variable Insurance

Legg Mason Partners Variable Equity Trust

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

Northern Lights Variable Trust

TOPS® Managed Risk Balanced ETF Portfolio

TOPS® Managed Risk Moderate Growth ETF Portfolio

PIMCO Variable Insurance Trust

PIMCO Global Diversified Allocation Portfolio

Form 6723-NSLAC	18

Products Trust Franklin VolSmart Allocation VIP Fund

CATEGORY 2

Ohio National Fund, Inc.

Balanced Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Balanced-Risk Allocation Fund

AB Variable Products Series Fund, Inc.

AB VPS Dynamic Asset Allocation Portfolio

Federated Insurance Series

Federated Managed Volatility Fund II

Fidelity® Variable Insurance Products Fund

Fidelity® VIP Target Volatility Portfolio

Goldman Sachs Variable Insurance Trust

Goldman Sachs Global Trends Allocation Fund

Janus Aspen Series

INTECH U.S. Low Volatility Portfolio

Lazard Retirement Series

Lazard Retirement Global Dynamic Multi Asset Portfolio

Northern Lights Variable Trust

TOPS® Managed Risk Growth ETF Portfolio

If you applied for the GLWB Plus, Joint GLWB Plus or GPP (2012) rider before October 1, 2012, your purchase payments and Contract Value must be allocated in accordance with the restrictions specified below. The Fixed Accumulation Account is not an available investment option with the GLWB Plus, Joint GLWB Plus or GPP (2012). Your purchase payments and Contract Value must be allocated in compliance with (a) or (b):

(a) 100% must be allocated to the Managed Volatility Model. The Managed Volatility Model is one of our Asset Allocation Models. It seeks to provide protection from market downturns and more consistent returns over time. See “Optional Asset Allocation Models” for more details. Please see Appendix C -- Asset Allocation Models for the investment options included in the Model or contact us at 1-888-925-6446 or your registered representative for more detailed information on the Model.

or

(b)  (i) at least 50% must be allocated to investment options included in Category 1; provided, however, that you may not allocate more than 50% of your total purchase payments or Contract Value to any one investment option within Category 1; and

(ii) no more than 50% may be allocated to investment options included in Category 2; provided, however, that you may not allocate more than 25% of your total purchase payments or Contract Value to any one investment option within Category 2.

The investment options available in each Category if you applied for the GLWB Plus, Joint GLWB Plus or GPP (2012) before October 1, 2012 are:

INVESTMENT OPTIONS

CATEGORY 1	Federated Insurance Series Federated Managed Tail Risk Fund II Legg Mason Partners Variable Equity Trust QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

Northern Lights Variable Trust

TOPS® Managed Risk Balanced ETF Portfolio

TOPS® Managed Risk Moderate Growth ETF Portfolio

TOPS® Managed Risk Growth ETF Portfolio

PIMCO Variable Insurance Trust

PIMCO Global Diversified Allocation Portfolio

CATEGORY 2

Ohio National Fund, Inc.

Balanced Portfolio

Risk Managed Balanced Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Balanced-Risk Allocation Fund

AB Variable Products Series Fund, Inc.

AB VPS Dynamic Asset Allocation Portfolio

Federated Insurance Series

Federated Managed Volatility Fund II

Fidelity® Variable Insurance Products Fund

Fidelity® VIP Target Volatility Portfolio

Goldman Sachs Variable Insurance Trust

Goldman Sachs Global Trends Allocation Fund

Janus Aspen Series

INTECH U.S. Low Volatility Portfolio

Lazard Retirement Series

Lazard Retirement Global Dynamic Multi Asset Portfolio

Form 6723-NSLAC	19

If you selected the GMIB Plus with Annual Reset (2009) rider, your purchase payments and Contract Value must be allocated in accordance with the restrictions specified below.

(1) Some or all of your purchase payments or Contract Value may be allocated to the Fixed Accumulation Account, if available. See “Fixed Accumulation Account” for more details.

(2) Any portion of your purchase payments or Contract Value that is not allocated to the Fixed Accumulation Account must be allocated in compliance with either (a) or (b):

(a) 100% must be allocated to one of Asset Allocation Models 2, 3 or 4 or to the Managed Volatility Model. See “Optional Asset Allocation Models” for more details. Please see Appendix C -- Asset Allocation Models for the investment options included in the Models or contact us at 1-888-925-6446 or your registered representative for more detailed information on the Models.

or

(b)  (i) at least 30% must, but no more than 60% may, be allocated to investment options included in Category 1;

 (ii)  no more than 70% may be allocated to investment options included in Category 2;

 (iii)  no more than 25% may be allocated to investment options included in Category 3; and

  (iv)  no more than 15% may be allocated to investment options included in Category 4.

The investment options available for the GMIB Plus with Annual Reset (2009) in each Category are:

INVESTMENT OPTIONS

CATEGORY 1

Ohio National Fund, Inc.

Bond Portfolio

Fidelity® Variable Insurance Products Fund

Fidelity® VIP Government Money Market Portfolio

Janus Aspen Series

Flexible Bond Portfolio

Legg Mason Partners Variable Income Trust

Western Asset Core Plus VIT Portfolio

PIMCO Variable Insurance Trust

PIMCO Real Return Portfolio

PIMCO Total Return Portfolio

PIMCO Short-Term Portfolio

PIMCO Low Duration Portfolio

The Universal Institutional Funds, Inc.

Morgan Stanley UIF Core Plus Fixed Income Portfolio

Form 6723-NSLAC	20

CATEGORY 2

Ohio National Fund, Inc.

Equity Portfolio

Omni Portfolio

S&P 500® Index Portfolio

Strategic Value Portfolio

Nasdaq-100 ® Index Portfolio

Bristol Portfolio

Bristol Growth Portfolio

Balanced Portfolio

Target VIP Portfolio

Risk Managed Balanced Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Balanced-Risk Allocation Fund

AB Variable Products Series Fund, Inc.

AB VPS Dynamic Asset Allocation Portfolio

AB VPS Global Risk Allocation-Moderate Portfolio

Dreyfus Variable Investment Fund

Appreciation Portfolio

Federated Insurance Series

Federated Managed Volatility Fund II

Federated Managed Tail Risk Fund II

Fidelity® Variable Insurance Products

Fidelity® VIP Contrafund® Portfolio

Fidelity® VIP Growth Portfolio

Fidelity® VIP Equity-Income Portfolio

Fidelity® VIP Target Volatility Portfolio

Franklin Templeton Variable
Insurance Products Trust

Franklin Income VIP Fund

Franklin Flex Cap Growth VIP Fund

Franklin Founding Funds Allocation VIP Fund

Templeton Foreign VIP Fund

Franklin VolSmart Allocation VIP Fund

Goldman Sachs Variable Insurance Trust

Goldman Sachs Large Cap Value Fund

Goldman Sachs U.S. Equity Insights Fund

Goldman Sachs Strategic Growth Fund

Goldman Sachs Global Trends Allocation Fund

Ivy Funds Variable Insurance Portfolios

Ivy Funds VIP Asset Strategy

Janus Aspen Series

Janus Portfolio

Balanced Portfolio

INTECH U.S. Low Volatility Portfolio

Lazard Retirement Series

Lazard Retirement U.S. Strategic Equity Portfolio

Lazard Retirement Global Dynamic Multi Asset Portfolio

Legg Mason Partners Variable Equity Trust

ClearBridge Variable Dividend Strategy Portfolio

ClearBridge Variable Large Cap Value Portfolio

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio

MFS® Variable Insurance Trust

MFS® Total Return Series

MFS® Variable Insurance Trust II

MFS® Massachusetts Investors Growth Stock Portfolio

Northern Lights Variable Trust

TOPS® Managed Risk Balanced ETF Portfolio

TOPS® Managed Risk Moderate Growth ETF Portfolio

TOPS® Managed Risk Growth ETF Portfolio

PIMCO Variable Insurance Trust

PIMCO Global Bond Portfolio (Unhedged)

PIMCO Global Diversified Allocation Portfolio

The Prudential Series Fund, Inc.

Jennison Portfolio

Jennison 20/20 Focus Portfolio

The Universal Institutional Funds, Inc.

Morgan Stanley UIF Growth Portfolio

CATEGORY 3

Ohio National Fund, Inc.

International Portfolio

Aggressive Growth Portfolio

High Income Bond Portfolio

Capital Appreciation Portfolio

Mid Cap Opportunity Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. International Growth Fund

Federated Insurance Series

Federated Kaufmann Fund II

Fidelity® Variable Insurance Products

Fidelity® VIP Mid Cap Portfolio

JPMorgan Insurance Trust

JPMorgan Insurance Trust Mid Cap Value Portfolio

Janus Aspen Series

Overseas Portfolio

Global Research Portfolio

Lazard Retirement Series

Lazard Retirement International Equity Portfolio

MFS® Variable Insurance Trust

MFS® Mid Cap Growth Series

Neuberger Berman Advisers Management Trust

AMT Mid Cap Intrinsic Value Portfolio

Form 6723-NSLAC	21

CATEGORY 4

Ohio National Fund, Inc.

International Small-Mid Company Portfolio

ClearBridge Small Cap Portfolio

Small Cap Growth Portfolio

Bryton Growth Portfolio

Fidelity® Variable Insurance Products

Fidelity® VIP Real Estate Portfolio

Ivy Funds Variable Insurance Portfolios

Ivy Funds VIP Global Natural Resources

Ivy Funds VIP Science and Technology

JPMorgan Insurance Trust

JPMorgan Insurance Trust Small Cap Core Portfolio

Lazard Retirement Series

Lazard Retirement U.S. Small-Mid Cap Equity Portfolio

Lazard Retirement Emerging Markets Equity Portfolio

MFS® Variable Insurance Trust

MFS® New Discovery Series

PIMCO Variable Insurance Trust

PIMCO CommodityRealReturn® Strategy Portfolio

Royce Capital Fund

Royce Micro-Cap Portfolio

Royce Small-Cap Portfolio

The Universal Institutional Funds, Inc.

Morgan Stanley UIF U.S. Real Estate Portfolio

With the GMIB Plus with Annual Reset (2009), you may allocate purchase payments to the Fixed Accumulation Account as part of a dollar-cost averaging (“DCA”) program, including the Enhanced DCA, and transfer amounts out of the dollar cost averaging account (“DCA Account”) in accordance with the restrictions described above. With the GPP (2012) or any GLWB, you may allocate purchase payments to the Enhanced DCA account as part of a DCA program and transfer amounts out of the Enhanced DCA account in accordance with the restrictions. You may not establish a DCA program with scheduled transfers from a Fund and comply with these restrictions. See “Scheduled Transfers (Dollar Cost Averaging)” for more details about dollar cost averaging.

Strategies of Certain Funds. As described above, if you have any GLWB Plus or GPP (2012) rider, you may only allocate your purchase payments and Contract Value to a limited subset of the investment options that are available under the contract if you did not have one of these riders. The Funds available with these riders, including certain that are advised by an affiliate of ours, employ risk management strategies that are intended to manage the Fund’s volatility or reduce downside exposure of the Fund during significant market downturns. During rising markets, these strategies may result in your Contract Value rising less than would have been the case if you had been invested in a Fund without these risk management strategies. If you allocate your Contract Value to these Funds, your Contract Value may, however, decrease less in a declining market than would have been the case if you had been invested in Funds without these strategies.

Limiting downside exposure and reducing volatility of these Funds may have the effect of mitigating the financial risks to which we are subjected by providing the guaranteed benefits under the riders. If these strategies are successful in limiting downside exposure and reducing volatility, we expect to benefit from a reduction of the risks arising from our guarantee obligations, to reduce our costs to purchase hedge investments to manage the risks of our guarantee obligations, and to reduce our regulatory capital requirements associated with our guarantee obligations. Our interest in reducing loss and the volatility of Contract Values may be deemed to present a potential conflict of interest with respect to the interest of contractowners. Additionally, these risk management strategies may also suppress the value of your guaranteed rider benefit that is eligible for periodic benefit step-ups or resets because your benefit base is available for step-ups or resets only when your Contract Value is higher than your benefit base.

These Funds are also available investment options under the contract with other riders or without any riders. For more information about the Funds and the investment strategies they employ, please refer to the Funds' current prospectuses. For a free copy of the Fund prospectuses, call 1-888-925-6446.

Transfers. Any transfer request or change in allocation or rebalance instructions must comply with the applicable investment restrictions. Any transfer request from one Category to another must result in an allocation that continues to meet the investment restrictions. If you make a transfer within a Category, you will still be deemed to have met the investment restrictions, even if your Contract Value has increased beyond the percentage limit. Please note that a transfer request will not update your purchase payment allocation or rebalance instructions. You must provide us separate instructions to change your purchase payment allocation or rebalance instructions.

Classifications. We have classified investment options into the above Categories based on the fund’s characteristics and our determination of their risk. If a new investment choice is added to your contract, we will determine which of the above Categories, if any, it will be placed in. We may reassess our determination of risk based on characteristics such as investment objective, strategy or holdings and may change the classification of any investment option in the individual Categories with advance written notice to you. We may limit the availability of any Asset Allocation Model or any investment option under the riders. We may apply any changes to future purchase payments and transfer requests. Any such changes to transfer requests will not apply to transfers out of the Enhanced DCA account. If an existing investment option becomes unavailable for the allocation of future purchase payments and you wish to make additional purchase payments, you will need to provide us updated allocation instructions that comply with the restrictions described above in this section. If a change in

Form 6723-NSLAC	22

classification applies to future transfer requests, any transfer request you make must comply with the new investment restrictions. If you do not make any additional purchase payments or transfer requests after a change in classification, the new investment restrictions will not apply to you. If you fail to provide us with new instructions as described and your allocation of purchase payments or Contract Value violates the investment restrictions, your rider will be terminated.

Please note that you may only be in one Asset Allocation Model at a time. Therefore, if an Asset Allocation Model to which your Contract Value is allocated becomes unavailable for the allocation of future purchase payments under your rider and you wish to make additional purchase payments, you will have to transfer your Contract Value to an Asset Allocation Model that is available under your rider.

Rebalancing. If it is permitted as described above in this section and you choose to allocate your purchase payments to an available Asset Allocation Model, at the end of each calendar quarter we will rebalance variable account values allocated within each Asset Allocation Model to maintain the mix of investments in the proportions established for each Asset Allocation Model. If you are required to or choose to allocate your purchase payments to individual investment options described above in this section, you must provide us with rebalance allocation instructions that comply with the Fund Category and percentage limitations described above for your rider. On each three-month anniversary of the date the applicable rider was added, we will rebalance your Contract Value in accordance with your rebalance instructions.

Termination. You will not violate the investment restrictions simply because your Contract Value in the Categories increases or decreases above or below the specified limits. You will violate the investment restrictions if you allocate purchase payments or Contract Value in a manner not specified above.

• If you have purchased the GMIB Plus with Annual Reset (2009), your rider will be cancelled if you violate the restrictions. Furthermore, if you have also purchased the ARDBR (2009), it will be cancelled.

• If you have purchased the GLWB Plus, your rider will be cancelled if you violate the restrictions. Furthermore if you have the Premium Protection death benefit rider, Premium Protection Plus death benefit rider, the deferral credit rider or the 8-year guaranteed principal protection rider, it will also be cancelled.

• If you have purchased the Joint GLWB Plus, your rider will be cancelled if you violate the restrictions. Furthermore if you have the Joint Premium Protection death benefit rider, Joint Premium Protection Plus death benefit rider, the deferral credit rider or the 8-year guaranteed principal protection rider, it will also be cancelled.

• If you have purchased the GPP (2012), your rider will be cancelled if you violate the restrictions.

If one of these riders is terminated, a prorated annual rider charge will apply. Please see "Optional Death Benefit Riders," "Optional Guaranteed Minimum Income Benefit (GMIB) Riders," "Optional Guaranteed Lifetime Withdrawal Benefit ('GLWB') Riders" and "Optional Guaranteed Principal Protection ('GPP')" for details.

Mixed and Shared Funding

In addition to being offered to VAN, Fund shares are offered to Variable Account L, our separate account for variable life insurance contracts and to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity separate accounts, or separate accounts of other life insurance companies, and qualified plans to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different types of owners and to determine if any action should be taken. That could possibly include the withdrawal of VAN’s participation in a Fund. Material conflicts could result from such things as:

• changes in state insurance law;

• changes in federal income tax law;

• changes in the investment management of any Fund; or

• differences in voting instructions given by different types of owners.

Voting Rights

We will vote Fund shares held in VAN at Fund shareholders meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Proxy material and forms for giving voting instructions will be distributed to each owner. We will vote Fund shares held in VAN, for which no timely instructions are received, in proportion to the instructions that we do receive. There is no minimum number of contract owners required to

Form 6723-NSLAC	23

form a quorum. As a result, a small number of contract owners may determine the outcome of a vote submitted to the Fund by VAN.

Until annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing your Contract Value in each Fund by the net asset value of a share of that Fund as of the same date. After annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing the actuarial liability for your variable annuity by the net asset value of a Fund share as of the same date. Generally, the number of shares tends to decrease as annuity payments progress.

Changes in Your Contract

Changes in Applicable Law

We reserve the right to change your contract without your consent in order to comply with any laws and regulations that apply, including but not limited to, changes in the Internal Revenue Code, Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by the President, a Vice President or the Secretary of National Security. We will provide you written notice of any contract change and amend this prospectus as applicable. We may enforce our reservation of rights under this contract in response to our experience or determination of risk.

Risk of Increase in Current Fees and Expenses

Some riders’ fees may be currently charged at less than their maximum amounts. We may increase these expenses up to the maximum amounts. We will provide prior written notice of when we will increase fees and amend the prospectus as applicable.

Risk of Contract Termination

Your contract will terminate if your Contract Value is reduced to zero. Your Contract Value can become zero due to the assessment of contract or rider charges after you have taken partial withdrawals and/or due to poor market performance. If your Contract Value is reduced to zero, your contract will terminate unless you have purchased a rider that provides for continuation of benefits and you are in compliance with the rider’s terms for continuation. Please see the "Optional Guaranteed Principal Access ('GPA')," "Optional Guaranteed Minimum Income Benefit ('GMIB') Riders" and "Optional Guaranteed Lifetime Withdrawal Benefit ('GLWB') Riders" sections later in this prospectus for more information.

Distribution of Variable Annuity Contracts

The variable annuity contracts are sold by our insurance agents who are also registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”), which is under common control with us because The Ohio National Life Insurance Company (a) is the sole owner of ONEQ and (b) as of March 30, 2007, owns over 80% of our outstanding debt. ONEQ is the principal underwriter of the contracts. ONEQ and the broker-dealers are registered under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority. We pay ONEQ up to 4.50% of each purchase payment and ONEQ then pays part of that to the broker-dealers. The amounts may vary by broker-dealer. The broker-dealers pay their registered representatives from their own funds. Purchase payments on which nothing is paid to registered representatives may not be included in amounts on which we pay the sales compensation to ONEQ. If our surrender charge is not sufficient to recover the fee paid to ONEQ, any deficiency will be made up from our general assets. These include, among other things, any profit from the mortality and expense risk charges. ONEQ’s address is One Financial Way, Montgomery, Ohio 45242.

Deductions and Expenses

Surrender Charge

Surrenders and Partial Withdrawals.

There is no deduction from purchase payments to pay sales expense. We may assess a surrender charge if you surrender the contract or withdraw part of its value. The purpose of this charge is to defray expenses relating to the sale of the contract,

Form 6723-NSLAC	24

including compensation to broker-dealers or other benefits provided under the contract, cost of sales literature and prospectuses, and other expenses related to sales activity. If other fees or charges are being assessed in addition to the surrender charge, we will calculate the surrender charge first. The surrender charge is a percentage of your total purchase payments minus all previous withdrawals. This percentage varies with the number of years from the date the purchase payments were made (starting with the first purchase payment) as follows:

Years	Payment
1st	7%
2nd	7%
3rd	7%
4th and later	0%

During each contract year, you may withdraw not more than 10% of the Contract Value (as of the day of the first withdrawal made during that contract year) without a surrender charge. You may take this 10% annual free withdrawal in up to 12 installments. We do not assess the surrender charge when a beneficiary takes a lump sum distribution after the death of the annuitant. If the annuitant dies before the end of the surrender charge period and the beneficiary chooses any settlement option other than a lump sum distribution or immediate annuitization, we will assess the applicable surrender charge on any withdrawals the beneficiary takes while the contract is in the surrender charge period.

Annuitization.

We do not assess a surrender charge if you annuitize your contract. See “Annuity Period — Annuity Options” later in this prospectus.

Death Benefit.

We do not assess a surrender charge upon any Proceeds paid to a beneficiary upon the death of the annuitant. See “Death Benefit — How will the Proceeds be paid to the beneficiary?” later in this prospectus.

Annual Contract Fee

Each year on the contract anniversary (or when you surrender the contract), we will deduct an annual contract fee of $30 from the Contract Value. This helps to repay us for maintaining the contract for contracts under $50,000. This helps to cover expenses for accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc. The account expense charge is not sufficient to cover these expenses for contracts under $50,000. There is no contract fee for contracts having a value of at least $50,000 at the contract anniversary. There is no charge after annuity payments begin. We guarantee not to increase the annual contract fee.

Deduction for Account Expense Fee

At the end of each valuation period before annuity payments begin we deduct an amount equal to 0.25% on an annual basis of the contract value. This deduction reimburses us for amounts not covered by the annual contract fee. Examples of these are accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.

Deduction for Mortality and Expense Risk Fee

We guarantee that, until annuity payments begin, the contract’s value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee to pay a death benefit if the annuitant dies before annuity payments begin. After annuity payments begin, and except in the instance of the annuitant’s death, we guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 1.15% of the contract value on an annual basis. We may decrease that deduction at any time and we may increase it not more often than annually to not more than 1.15% on an annual basis. We may discontinue this limitation on our right to increase the deduction up to 1.15%. The mortality and expense risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.65% for mortality risk, and 0.50% for expense risk. We hope to realize a profit from this charge. However there will be a loss if the deduction fails to cover the actual risks involved.

Form 6723-NSLAC	25

Charges for Optional Benefits

There is an additional annual charge if you choose an optional benefit. See the individual discussion of each rider later in this prospectus for details on the riders and the amounts upon which the charges are based. The additional charge is made on each contract anniversary. Not all optional benefits are currently available or are available in all states. We reserve the right to terminate or modify these benefits for new contracts at any time.

If you choose one of the optional death benefit riders described under “Death Benefit,” those annual charges are the following percentages of the optional death benefit amounts:

Annual Stepped-Up Death Benefit*	0.25%
Premium Protection or Joint Premium Protection death benefit at issue ages through 70	0.10%
Premium Protection or Joint Premium Protection death benefit at issue ages 71 through 75	0.25%
Premium Protection Plus or Joint Premium Protection Plus death benefit (No longer available for purchase.)	0.90%
(currently 0.45%)	(maximum charge)
5% GMDBR80 Plus (No longer available for purchase.)	0.45%
GMDBR80 Plus (No longer available for purchase.)	0.25%
GMDBR85 Plus (No longer available for purchase.)	0.45%
5% GMDBR85 Plus (No longer available for purchase.)	0.70%
ARDBR (No longer available for purchase.)	0.60%
ARDBR (2009) (No longer available for purchase.)	1.40%
(currently 0.85%)	(maximum charge)

____________

*	In those states where permitted, charge is 0.25% for contracts applied for on or after May 15, 2009. For other contracts, charge is 0.10%. See your representative for more information.

If you choose the GEB, as described under “Death Benefit,” the annual charge is the following percentage of your Contract Value on the contract anniversary:

GEB at issue ages through 70 (No longer available for purchase.)	0.15%
GEB at issue ages 71 through 75 (No longer available for purchase.)	0.30%
GEB “Plus” at issue ages through 70 (No longer available for purchase.)	0.30%
GEB “Plus” at issue ages 71 through 75 (No longer available for purchase.)	0.60%

If you choose the GMIB, the GMIB Plus, the GMIB Plus with Five Year Reset, the GMIB Plus with Annual Reset or the GMIB Plus with Annual Reset (2009) riders, the annual charge is the following percentage of your guaranteed income base as described under “Optional Guaranteed Minimum Income Benefit (“GMIB”)”:

GMIB (No longer available for purchase.)	0.45%
GMIB Plus (No longer available for purchase.)	0.50%
GMIB Plus with Five Year Reset (No longer available for purchase.)	0.50%
GMIB Plus with Annual Reset (No longer available for purchase.)	0.65%
GMIB Plus with Annual Reset (2009) (No longer available for purchase.)	1.50%
(currently 0.95%)	(maximum charge)

If you choose the GPA, the annual charge is the following percentage of your eligible Contract Value plus later purchase payments as described under “Optional Guaranteed Principal Access (“GPA”) Rider:”

For the 7% guaranteed annual withdrawal (No longer available for purchase.)	0.40%
For the 8% guaranteed annual withdrawal (No longer available for purchase.)	0.50%

Form 6723-NSLAC	26

If you choose a GPP rider, the annual charge is the following percentage of your average annual guaranteed principal amount as described under “Optional Guaranteed Principal Protection (“GPP”)”:

GPP (2012)	0.90%
(currently 0.45%)	(maximum charge)
GPP* (No longer available for purchase.)	0.55%

____________

*	In those states where permitted, charge is 0.55% for riders applied for on or after May 15, 2009. For other riders, charge is 0.20%. See your representative for more information.

If you choose one of the GLWB riders, the annual charge is the following percentage of your GLWB base as described under “Optional Guaranteed Lifetime Withdrawal Benefit (‘GLWB’) Riders:”

GLWB Plus*	2.00%
(currently 1.05%)	(maximum charge)
Joint GLWB Plus**	2.40%
(currently 1.35%)	(maximum charge)

____________

*	Charge is 1.05% for riders applied for on or after May 1, 2014. For other riders, charge is 0.95%.
**	Charge is 1.35% for riders applied for on or after May 1, 2014. For other riders, charge is 1.20%.

Transfer Fee

We may charge a transfer fee of $10 for each transfer of values from one or more subaccounts to other subaccounts. Only one charge is assessed for transfers out of any one subaccount, even if the transfer is to multiple subaccounts. The fee is charged pro rata against the subaccounts from which the transfer is made. We currently do not charge for your first 12 transfers each contract year. Other restrictions may apply to transfers. See “Transfers among Subaccounts” below.

Deduction for State Premium Tax

Depending on your state, a premium tax or some similar charge may be levied based on the amount of your annuity purchase payments. We will deduct from your Contract Value the amount of any applicable premium taxes or similar assessment charged by any state or other governmental entity. While the rates are subject to change, the range for the premium tax is currently between 0.0% and 5.0%. If a charge is assessed, we will deduct that amount from your Contract Value at the time the contract is surrendered, at the time you annuitize, or at such earlier time that we may become subject to the premium tax. We may also deduct the premium tax from any death benefit proceeds.

Fund Expenses

There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectuses. Deductions for fund expense continue after annuity payments begin for the amounts which are allocated to a Fund.

Description of Variable Annuity Contracts

Free Look

You may revoke the contract at any time until the end of 10 days after you receive it (or such longer period as may be required by your state law) and get a refund of the contract value (or such other amount required by state law) as of the date of cancellation. Certain other rules may apply if this contract is issued as an IRA (such as the amount you are entitled to receive and the period of time in which you have to submit a request for a free look). For more details regarding the rules for IRA contracts, see the IRA Disclosure Statement in the back of this prospectus. In order for your request to cancel to be effective and the contract value calculated, the request must be received by us at our Administrative Office (the address listed on the first page of the prospectus) on any business day before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time). Requests received after the close of the New York Stock Exchange, or received on any day when the New York Stock Exchange is not open will be processed as of the end of the next business day when the New York Stock Exchange is open. To revoke, you must return the contract to us within the free look period. We deem you to receive the contract and the free look period to begin five days after we mail your contract to you.

Form 6723-NSLAC	27

Accumulation Period

Purchase Payments

The minimum initial purchase payment is $5,000 ($2,000 for IRAs). You may make additional payments of at least $500 at any time ($300 for payroll deduction plans; $100 for electronic payments).

For all contracts applied for on or after August 8, 2012, we currently limit your total purchase payments to $3,000,000. For those contracts, we reserve the right to limit your total purchase payments to the lesser of the following:

(a)  for any one contract, the lesser of 150% of your initial purchase payment (for example, $7,500 if your initial purchase payment was $5,000) or $1,000,000; and

(b)  for all our variable annuities sold to you, or covering the life of the annuitant, $1,000,000.

We will provide you prior written notice before we enforce the limits in (a) or (b) above.

For all contracts applied for on or after January 12, 2010 through August 7, 2012, we currently limit your total purchase payments to $1,000,000. For those contracts, we reserve the right to limit your total purchase payments to the lesser of the following:

(a)  for any one contract, the lesser of 150% of your initial purchase payment (for example, $7,500 if your initial purchase payment was $5,000) or $1,000,000; and

(b)  for all our variable annuities sold to you, or covering the life of the annuitant, $1,000,000.

We will provide you prior written notice before we enforce the limits in (a) or (b) above.

If you applied for your contract before January 12, 2010, we limit your total purchase payments covering the life of the annuitant to $1,500,000.

If the check for your payment is dishonored, you will be liable to us for any changes in the market value between the date we receive your check and the date we are notified that the payment was dishonored.

We reserve the right to require company approval prior to accepting purchase payments in excess of the above limits. We reserve the right to not allow any additional purchase payments or to limit additional purchase payments if you have purchased the Premium Protection rider, Joint Premium Protection rider, Premium Protection Plus rider, Joint Premium Protection Plus rider, any GLWB or GPP (2012). If you purchase one of these riders, we currently limit total purchase payments to $3,000,000. Please see the descriptions of the riders later in this prospectus.

Accumulation Units

Until the annuity payout date, the Contract Value is measured by accumulation units. As you make each purchase payment, we credit units to the contract (see Crediting Accumulation Units). The number of units remains constant between purchase payments but their dollar value varies with the investment results of each Fund to which payments are allocated.

Crediting Accumulation Units

Your registered representative will send an order or application, together with the first purchase payment, to our administrative office for acceptance. We may enter into arrangements with certain broker-dealers whereby submission of the completed application and first purchase payment to the broker-dealer will be credited and deemed accepted by us on the date received by them. Such arrangements are at our sole discretion and approved by our Board of Directors. Before entering into such arrangements, we first must ensure that the broker-dealer has adequate compliance controls in place to prevent applications received after the cut-off time (usually 4:00 p.m. Eastern time) from being submitted to us for issuance as if received before the cut-off time.

Upon acceptance, we issue a contract and we credit the first purchase payment to the contract in the form of accumulation units. If all information necessary for issuing a contract and processing the purchase payment is complete, we will credit your first purchase payment within two business days after receipt. If we do not receive everything necessary to make the application in good order within five business days, we will return the purchase payment to you immediately unless you specifically consent to having us retain the purchase payment until the necessary information is completed. After that, we will credit the purchase payment within two business days.

Unless otherwise prohibited by law, no contract is effective until the purchase payment is received and the contract is issued during the lifetime of the annuitant. If the annuitant dies before the contract is issued and we are not notified at our administrative office of the annuitant’s death, our sole obligation is to return the Contract Value to you or your estate upon notice and proof of the death of the annuitant.

Form 6723-NSLAC	28

You must send any additional purchase payments directly to our administrative office. They will then be applied to your contract according to your allocation instructions to provide that number of accumulation units (for each subaccount) determined by dividing the amount of the purchase payment by the unit value next computed after we receive the payment at our administrative office. Except as detailed in the paragraph above, payments received after 4 p.m. (Eastern time) at our administrative office on a valuation period (earlier when the New York Stock Exchange closes early) will be priced at the next calculated unit value.

Allocation of Purchase Payments

You may allocate your Contract Values among up to 18 investment options including the variable subaccounts of VAN and to the Fixed Accumulation Account (if available). We reserve the right to limit your allocation of purchase payments to no more than 10 of the available investment options. We will provide you prior written notice before we will limit you to no more than 10 investment options. The amount you allocate to any Fund or to the Fixed Accumulation Account must equal a whole percent. You may change your allocation of future purchase payments at any time by sending written notice to our administrative office. Changes in allocation of purchase payments are not deemed effective until received by us at our administrative office. You may be subject to restrictions on allocations if you purchase certain optional riders. Please see “Investment Restrictions for Certain Optional Riders” and “Optional Asset Allocation Models” for more information.

Accumulation Unit Value and Accumulation Value

We set the original accumulation unit value of each subaccount of VAN for these contracts at the beginning of the first valuation period for each such subaccount. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract’s value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period and adding to that any amount in the Fixed Accumulation Account or in a Dollar Cost Averaging Account.

Net Investment Factor

The net investment factor measures the investment results of each subaccount. The investment performance and expenses of each Fund, and the deduction of contract charges, affect daily changes in the subaccounts’ accumulation unit values. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

(a) is:

(1) the net asset value of the corresponding Fund share at the end of a valuation period, plus

(2) the per share amount of any dividends or other distributions declared for that Fund if the “ex-dividend” date occurs during the valuation period, plus or minus

(3) a per share charge or credit for any taxes paid or reserved for the maintenance or operation of that subaccount; (No federal income taxes apply under present law.)

(b) is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c) is the deduction for administrative and sales expenses and risk undertakings.

Surrender and Withdrawal

Before annuity payments begin you may surrender (totally withdraw the value of) your contract, or withdraw part of the Contract Value (at least $300). You must make all surrender or withdrawal requests by providing Notice to us. The surrender charge may then apply. That charge is taken from the total amount withdrawn.

Unless you specify otherwise, the withdrawal will be made pro-rata from your values in each Fund. The amount you may withdraw is the Contract Value less any surrender charge and any premium tax charge that may apply. In the case of a surrender, we subtract any contract administration charge. We will pay you within seven days after we receive your request. However, we may defer payment of Fixed Accumulation Account values as described below. Surrenders and withdrawals are limited or not permitted in connection with certain retirement plans. For possible tax consequences of a surrender or withdrawal, see “Federal Tax Status” below.

If you request a surrender or withdrawal which includes Contract Values derived from purchase payments that have not yet cleared the banking system, we may delay mailing the portion relating to such payments until your check has cleared.

Your right to withdraw may be suspended or the date of payment postponed:

Form 6723-NSLAC	29

(1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Commission has restricted trading on the Exchange;

(2) for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund’s net assets; or

(3) such other periods as the Commission may order to protect security holders.

If your Contract Value is reduced to zero, your contract will terminate unless you have purchased a rider that provides for continuation of benefits and you are in compliance with the rider’s terms for continuation. Please see the "Optional Guaranteed Principal Access ('GPA')," "Optional Guaranteed Minimum Income Benefit ('GMIB') Riders" and "Optional Guaranteed Lifetime Withdrawal Benefit ('GLWB') Riders" sections later in this prospectus for more information.

Transfers among Subaccounts

You may transfer Contract Values from one or more Funds to one or more other Funds. You may make transfers at any time before annuity payments begin. The amount of any transfer must be at least $300 (or the entire value of the contract’s interest in a Fund, if less). Not more than 20% of a contract’s Fixed Accumulation Account value (or $1,000, if greater) as of the beginning of a contract year may be transferred to variable Funds during that contract year.

We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day’s total net assets of that Fund if we or the Fund in our discretion, believe that the Fund might otherwise be damaged. In determining which requests to honor, scheduled transfers (under a DCA program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone, facsimile and other electronic requests in the order received. This policy will be applied uniformly without exception. We will notify you if your requested transfer is not made. Current SEC rules preclude us from processing at a later date those requests that were not honored. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not honored because of these limitations.

Certain third parties may offer you investment management services for your contract. We will honor transfer requests from these third parties only if you give us a written authorization to do so. Fees you pay for such other services are in addition to any contract charges.

We discourage excessive trading and market timing through your contract. Excessive trading into and out of the portfolios can disrupt portfolio investment strategies and increase the portfolios’ operating expenses. In addition, excessive trading lowers overall portfolio performance for long term investors, prevents portfolio managers from taking timely advantage of investment opportunities, and creates liquidity risks for the portfolios. The contract and the underlying portfolios are not designed to accommodate excessive trading practices. We and the portfolios reserve the right, in our sole discretion, to restrict or reject purchase and exchange orders which we believe represent excessive or disruptive trading. Listed below are some, but not necessarily all the steps we may take to discourage excessive trading and market timing.

The first time the contract owner is determined to have traded excessively, we will notify the contract owner in writing that his or her contract will be monitored for additional transactions in excess of the established limits and such subsequent activity may result in suspension of electronic transfer privileges and/or suspension of all transfer privileges. The established limits are determined internally as a protection against frequent trading and are not disclosed in the prospectus or other otherwise made public.

Upon the second instance of excessive trading, the contract owner will be advised that his or her electronic transfer privileges have been suspended and that all transfer requests must be submitted in writing and delivered via U.S. mail.

Upon the third instance of excessive trading, the transfer of Contract Values will only be permitted into the Fidelity® VIP Government Money Market Portfolio and all other transfer privileges will be suspended. The contract owner will be informed in writing of the denial of future transfer privileges. If a contract owner decides to surrender the contract following suspension of transfer privileges, the contract owner will incur the resulting surrender charge, if any.

We may, in our sole discretion take any contract off of the list of monitored contracts, or restore suspended transfer privileges if we determine that the transactions were inadvertent or were not done with the intent to market time. Otherwise, all of our policies related to excessive trading and market timing as described in this section will be applied to all contract owners uniformly and without exception. Other trading activities may be detrimental to the portfolios. Therefore, we may place a contract on the list of monitored contracts despite the fact the contract owner has not exceeded the established transfer limits. You may be deemed to have traded excessively even if you have not exceeded the number of free transfers permitted by your contract.

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Some of the factors we may consider when determining whether or not to place a contract on the list of monitored contracts may include, but not be limited to:

• The number of transfers made in a defined period;

• The dollar amount of the transfer;

• The total assets of the portfolios involved in the transfer;

• The investment objectives of the particular portfolios involved in your transfers; and/or

• Whether the transfer appears to be a part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies.

Contract owners who have not engaged in market timing or excessive trading may also be prevented from transferring Contract Values if we, or the portfolios, believe that an intermediary associated with the contract owner’s account has otherwise been involved in market timing or excessive trading on behalf of other contract owners. Likewise, contract owners who have not engaged in intentional market timing or engaged in intentional disruptive or excessive trading may have their transfers rejected or their transfer privileges suspended if their trading activity generates an exception report in our transfer monitoring systems.

Contract owners seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that we or the portfolios will be able to identify such contract owners or curtail their trading practices. Our ability and the ability of the portfolios to detect and curtail excessive trading practices may also be limited by operational systems and technology limitations. In addition, because the portfolios receive orders from omnibus accounts, which is common among funds offering portfolios to insurance companies offering variable products, the portfolios may not be able to detect an individual’s excessive trading practices through these omnibus accounts. If we are unable to detect those contract owners engaging in market timing and/or excessive trading, the previously mentioned harm associated with excessive trading (lower portfolio performance, liquidity risks, increased portfolio expenses, etc.) may occur.

We may alter or amend this policy as required to comply with state or federal regulations and such regulations may impose stricter standards than currently adopted by us or the portfolios.

Pursuant to rules adopted by the Securities and Exchange Commission, we are required to enter into agreements with the Funds which require us to provide the Funds, upon their request, with certain information including taxpayer identification numbers of contract owners and the amounts and dates of any purchase, redemption, transfer or exchange requests by contract owners. We are also required to restrict or prohibit further purchases or exchange requests into the Funds by a contract owner upon instruction from the Funds.

Effective Time for Purchase, Transfer or Redemption Orders

Orders to purchase, redeem or transfer units received after the close of the New York Stock Exchange, typically 4:00 p.m. (Eastern time) on a valuation period (earlier on those days when the New York Stock Exchange closes early) will not become effective until the next business day.

However, we may enter into arrangements with certain broker-dealers whereby orders to purchase accumulation units (either through an initial purchase or subsequent purchase payments to an existing contract) will be credited and deemed accepted by us on the date received by them. Such arrangements are at our sole discretion and approved by our Board of Directors. Before entering into such arrangements, we will first ensure that the broker-dealer has adequate compliance controls in place to prevent orders to purchase units received after the cut-off time (usually 4:00 p.m. Eastern time) from being credited as if received before the cut-off time.

Electronic Access

If you give us authorization, your contract and unit values and interest rates can be checked by telephoning us at 877.446.6020, or by accessing our web site at nslac.com. You may also request transfers or make allocation changes on our web site. You may only make one electronic, facsimile or telephone (collectively, “electronic”) transfer request per day.

We will honor pre-authorized electronic transfer instructions from anyone who provides the personal identifying information requested. We will not honor electronic transfer requests after we receive notice of your death. For added security, we send the contract owner a written confirmation of all electronic transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the owner in writing sent within 48 hours of the electronic request. You may think that you have limited this access to yourself, or to yourself and your representative. However, anyone giving us the necessary identifying information can use electronic access once you authorize it.

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Please note that telephone and/or other means of electronic communication may not always be available. Any telephone or electronic device, whether it is yours, your service provider’s, your agent’s or ours can experience inaccessibility, power outages or slowdowns for a variety of reasons. These periods of inaccessibility may delay or prevent our receipt and processing of your requests. Although we have taken precautions and have emergency contingency plans to limit these problems, we cannot promise complete reliability under all circumstances. If you experience such problems, you should make your transfer request by writing to our administrative office.

We reserve the right to limit or restrict electronic access in any form at any time as to any contract owner.

Scheduled Transfers (Dollar Cost Averaging)

We administer a Dollar Cost Averaging (“DCA”) program enabling you to preauthorize automatic monthly or quarterly transfers of a specified dollar amount from the Fixed Accumulation Account or the Funds to any of the other subaccounts. There is no charge for participating in a DCA program. Each transfer under the DCA program must be at least $300. For a DCA program from a Fund, at least 12 transfers must be scheduled. For a DCA program from the Fixed Accumulation Account, at least three transfers must be scheduled. The DCA program is only available to contracts having a total accumulation value of at least $3,600. No transfer fees will be incurred for DCA transfers and they do not count against the 12 free transfers allowed each contract year. Unless you are in an Asset Allocation Model or unless other investment restrictions are applicable, a DCA program may be made with transfers from Funds or the Fidelity® VIP Government Money Market Portfolio to any other Funds at any time during the contract.

A DCA program with transfers from the Fixed Accumulation Account to any other Funds may be made if the DCA program is established at the time the contract is issued, and the DCA program is scheduled to begin within 6 months of the time you make purchase payments from which DCA transfers will be made. A DCA program from the Fixed Accumulation Account may not exceed 2 years.

DCA generally has the effect of reducing the risk of purchasing at the top of a market cycle by reducing the average cost of indirectly purchasing Fund shares through the subaccounts to less than the average price of the shares on the same purchase dates. DCA transfers from the Fixed Accumulation Account or from a Fund with a stabilized net asset value, such as the Fidelity® VIP Government Money Market Portfolio, will generally reduce the average total cost of indirectly purchasing Fund shares because greater numbers of shares will be purchased when the share prices are lower than when prices are higher. However, DCA does not assure you of a profit, nor does it protect against losses in a declining market. In addition, in a rising market, DCA will produce a lower rate of return than will a single up-front investment.

The DCA program may be discontinued at any time by you as long as we receive notice of the cancellation at least 7 business days before the next scheduled transfers. We reserve the right to not offer the DCA program to new contracts in the future. Upon prior written notice, we may discontinue providing the DCA program to existing contracts that are not currently enrolled in a DCA program.

Enhanced DCA Account.  We currently offer the Enhanced DCA program for initial purchase payments (or additional purchase payments of $3,600 or greater) which are allocated to the Enhanced DCA account that provides a fixed interest rate that is higher than the rate being credited to the Fidelity® VIP Government Money Market Portfolio. The Enhanced DCA account is a subset of our general account. The Enhanced DCA program is the same as the DCA program except as described in this section. The Enhanced DCA program requires the purchase payment be fully transferred from the account within specified periods of time. Each DCA transfer must be at least $300. An Enhanced DCA program can be discontinued at any time by you as long as we receive notice of the cancellation at least 7 business days before the next scheduled transfer. Terminating this program will result in all remaining funds transferred to the subaccounts of your choice or to the Fixed Accumulation Account. We reserve the right to not offer the Enhanced DCA program to new contracts in the future. Upon prior written notice, we may discontinue providing the Enhanced DCA program for additional purchase payments.

Portfolio Rebalancing

You may have us automatically transfer amounts on a quarterly, semi-annual or annual basis to maintain a specified percentage (whole percentages only) of Contract Value in each of two or more designated Funds. The purpose of a portfolio rebalancing strategy is to maintain, over time, your desired allocation percentage in the designated Funds having differing investment performance. Portfolio rebalancing will not necessarily enhance future performance or protect against future losses.

There is no charge for participating in portfolio rebalancing, and the transfer charge does not apply to portfolio rebalancing transactions. These transactions do not count against the 12 free transfers you are allowed each contract year. You may not have portfolio rebalancing for any Funds that are part of a DCA program.

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Nursing Facility Confinement

We will not assess a surrender charge if you are confined (generally, for contracts applied for prior to October, 2006, if the annuitant is confined) to a state licensed or legally operated hospital or in-patient nursing home facility for at least 30 consecutive days. This waiver of the surrender charge may not be available in all states and terms may vary based on state of issue and application or issue date. Contact us or your registered representative for more information. It only applies when:

•  the confinement begins after the first contract anniversary and before annuity payments begin;

•  the contract was issued before your 80th birthday (generally, for contracts applied for prior to October 2006, the annuitant's 80th birthday); and

• we receive the request for withdrawal, together with proof of the confinement, at our home office while you are confined or within 90 days after discharge from the facility, unless otherwise agreed to by us.

Death Benefit

Basic Death Benefit

What does the beneficiary receive upon death of the annuitant before the annuity payout date?

If the annuitant dies before the annuity payout date, your contract provides for the beneficiary to receive Proceeds from the contract. The Proceeds equal (i) the Contract Value and (ii) any Death Benefit Adjustment, on the calculation date as described below. After the annuity payout date, unless a rider provides otherwise, your contract will no longer qualify for any Death Benefit Adjustment upon the death of the Annuitant.

What is the amount of the Death Benefit Adjustment?

The Death Benefit Adjustment is equal to the difference, if any, between the highest guaranteed death benefit amount and the Contract Value as of the calculation date as described below. The Death Benefit is used solely to calculate the Death Benefit Adjustment and is not an amount paid to the beneficiary.

The Death Benefit is the greatest of: (i) the total Contract Value or (ii) net purchase payments less pro-rata withdrawals, unless one of the riders added to your contract provides for a higher death benefit.

For purposes of the paragraphs above, “net purchase payments” means your total purchase payments less an amount for any applicable premium tax or similar state or local tax. “Pro rata withdrawals” mean an adjustment for any amounts you have withdrawn from the contract based on the percentage reduction to the total Contract Value which resulted from the withdrawal.

If the Contract Value is equal to or greater than the Death Benefit on the calculation date as described below, then there is no Death Benefit Adjustment that will be added to the Proceeds. If the Contract Value is less than the Death Benefit on the calculation date as described below, then there is a Death Benefit Adjustment that will be added to the Proceeds. See the examples below.

When are Contract Value and Death Benefit Adjustment calculated for purposes of this section?

The Contract Value is calculated as of the date that we receive proof of the annuitant’s death and satisfactory instruction from the beneficiary for the disposition of the contract.

The Death Benefit Adjustment is calculated as of the date of death.

Examples of Death Benefit Adjustment calculation:

If the Contract Value on date of the Death Benefit Adjustment calculation is $100,000 and the Death Benefit is $85,000, then there is no Death Benefit Adjustment.

If the Contract Value on date of the Death Benefit Adjustment calculation is $85,000 and the Death Benefit is $100,000, then the Death Benefit Adjustment is $15,000 ($100,000 Death Benefit minus $85,000 Contract Value). $15,000 is added to the Fidelity® VIP Government Money Market Portfolio until satisfactory instructions are received from the beneficiary as to settlement of the contract or the beneficiary gives us different investment instructions. If the Contract Value is $60,000 when we receive satisfactory instructions to settle the contract, then the beneficiary will receive $75,000 ($15,000 + $60,000). If the Contract Value is $120,000 when we receive satisfactory instructions, then the beneficiary will receive $135,000 ($15,000 + $120,000).

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Where are the Proceeds invested before being paid out to a beneficiary?

From the date of the annuitant’s death until the Proceeds are paid to the beneficiary, unless the beneficiary elects to change the subaccount allocations, the Contract Value will remain invested in the subaccounts selected by the owner. If we have not yet received the required documents necessary to pay the Proceeds to the beneficiary, the amount equal to the Death Benefit Adjustment is added to the contract in the Fidelity® VIP Government Money Market Portfolio.

What are the consequences of any change in the Contract Value after the Death Benefit Adjustment is calculated?

Any change in the Contract Value, including, but not limited to market fluctuation, after the effective date of the Death Benefit Adjustment, and before we distribute the contract Proceeds, will affect the amount to be paid to the beneficiary. If the Contract Value increases or decreases, the amount of the Proceeds will be correspondingly increased or decreased. As such, the actual amount paid upon disposition of the contract may be more or less than the highest Death Benefit provided under your contract or optional riders.

How will the Proceeds be paid to the beneficiary?

The Proceeds will be paid to the beneficiary in a single sum unless you or the beneficiary(ies) elect settlement under one or more settlement options. If there are multiple beneficiaries and the owner has not selected a settlement option, all the beneficiaries must agree on a settlement option or the payout value will be paid in lump sums to all of them proportionally. We must receive all required documentation or forms (for example, the claim form and certified death certificate) from all beneficiaries before the Proceeds will be distributed. (Please contact us at 877.446.6020 for more information about the documentation and forms we require.) If we are unable to locate one of the beneficiaries, we will provide written notice to his or her last known address. If he or she does not respond to us within 30 days, his or her portion of the Proceeds will revert to the state as unclaimed property. We do not assess a surrender charge on any Proceeds paid to a beneficiary. A spouse who elects to continue the contract will not be assessed a surrender charge on the Proceeds, but will be assessed a surrender charge in accordance with the “Surrender Charge” provision of this prospectus on any additional purchase payments that the spouse makes to the contract.

Unless otherwise designated by the contract owner before the date of annuitant’s death, the beneficiary may elect one of the following settlement options:

(1) Five Year Continuance — Beneficiary may elect to receive the Proceeds over a period of five years or less from the date of the annuitant’s death. All Proceeds must be liquidated within the five year period that begins on the date of the annuitant’s death.

(2) Beneficiary Stretch — Beneficiary may elect to receive the Proceeds in the form of required minimum distributions each year. This option must be elected within twelve months from the date of the annuitant’s death. The amounts of the annual minimum distributions must comply with applicable federal tax regulations and withdrawals of lesser or greater amounts may subject you to adverse tax consequences. Please consult your tax advisor for advice on how the Beneficiary Stretch option would affect you.

(3) Immediate Annuitization — Beneficiary may elect to annuitize the annuity but must do so within twelve months from the date of the annuitant’s death.

(4) Lump Sum Distribution — Beneficiary may elect a lump sum distribution.

If the sole, primary beneficiary is the surviving spouse of the owner and annuitant and there is either no surviving owner or the surviving spouse is also the sole surviving owner, the spouse may continue the contract as the owner and annuitant, or choose one of the settlement options listed above.

Not all of the settlement options may be available if the beneficiary is not a natural person.

Other considerations:

We may require any designated beneficiary have an insurable interest in the life of the annuitant. We will notify you when we issue the contract or when you request a beneficiary change if we are unable to accept your designated beneficiary.

Any guarantees under the contract or death benefit riders that exceed the value of your interest in the separate account VAN are paid from our general account (not the VAN). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAN are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations.

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Optional Death Benefit Riders

Annual Stepped-Up Death Benefit.

In those states where permitted, we may offer an optional annual stepped-up death benefit at the time the contract is issued. With that option, the Death Benefit on the first contract anniversary will be the greater of (a) the Contract Value then or (b) net purchase payments less pro-rata withdrawals made on or before that date. On each contract anniversary after that (until the annuitant attains age 86), the death benefit will be reset to the greater of (a) the Contract Value on that anniversary date or (b) the death benefit as of the last preceding anniversary adjusted for any purchase payments or withdrawals. The stepped-up death benefit amount is increased by purchase payments and decreased by pro-rata withdrawals made during the period between contract anniversaries. In those states where permitted, for contracts applied for on or after May 15, 2009, there is an annual rider charge of 0.25% of the optional death benefit amount. The charge for other contracts is 0.10%. You cannot purchase the annual stepped-up death benefit once the annuitant is 76 years old.

Premium Protection Riders.

We currently offer the Premium Protection death benefit rider (“Premium Protection rider”) at the time the contract is issued. In the future, we may, at our sole option, offer this rider after the contract is issued, in which case it may be added on a contract anniversary. This rider is available only when purchased in conjunction with the GLWB Plus rider described later in this prospectus. If you purchase this rider, you cannot have any other living benefit or death benefit rider except the GLWB Plus, the deferral credit rider or the 8-year guaranteed principal protection rider. You cannot purchase this rider once the annuitant is 76 years old.

Death Benefit.

With the Premium Protection rider, the Death Benefit is the greater of (a) the Contract Value as of the effective date of the Death Benefit Adjustment or (b) the GMDB amount. The initial GMDB amount is equal to your initial purchase payment (excluding extra credits, if applicable). If we allow you to add the rider on a subsequent contract anniversary, the initial GMDB amount will be equal to the then current Contract Value. The GMDB amount is increased for additional purchase payments and decreased dollar for dollar for withdrawals up to your maximum annual withdrawal under your respective GLWB rider, whereas the basic Death Benefit provided for under the contract is reduced on a pro rata basis for withdrawals.

If your surviving spouse chooses to continue the contract under the spousal continuation option and becomes the sole owner and annuitant, the GMDB amount will be set equal to the Contract Value (after the application of any Death Benefit Adjustment) if it is greater than the current GMDB amount.

Please note that withdrawals you take under the GLWB Plus (including maximum annual withdrawals) reduce the GMDB amount under this rider. Therefore, you should carefully consider whether this rider is appropriate for you.

Excess Withdrawals.

When computing the Premium Protection rider Death Benefit, the GMDB amount also is reduced by any excess withdrawals. An excess withdrawal is the amount a withdrawal exceeds the maximum annual withdrawal you may take under the GLWB rider you own. For example, assume the maximum annual withdrawal you may withdraw is $5,000 under your GLWB rider and in one contract year you withdraw $6,000. The $1,000 difference between the $6,000 withdrawn and the $5,000 maximum annual withdrawal limit would be an excess withdrawal. Allowable annual withdrawals begin under the GLWB riders when the annuitant reaches 59½, so any withdrawal before the annuitant is 59½ is an excess withdrawal for the Premium Protection rider as well as for the GLWB riders.

An excess withdrawal will reduce the GMDB amount by the greater of (a) the same percentage the excess withdrawal reduces your Contract Value (i.e. pro-rata) or (b) the dollar amount of the excess withdrawal. For example, assume your GMDB amount is $100,000 at the beginning of the contract year and your maximum annual withdrawal under your GLWB rider is $5,000. Assume your Contract Value is $90,000 and you withdraw $6,000. First we process that portion of the withdrawal up to your maximum annual withdrawal, which is $5,000. Your GMDB amount decreases to $95,000 and your Contract Value decreases to $85,000. Then we process that portion of the withdrawal in excess of your maximum annual withdrawal under the GLWB rider, which is $1,000. Your GMDB amount will be reduced to $93,882, i.e. $95,000 x (1 — $1,000/$85,000) because the pro-rata reduction of $1,118 is greater than the dollar amount of your $1,000 excess withdrawal. Your Contract Value will be reduced to $84,000.

For another example, assume the same facts above except your Contract Value prior to the withdrawal is $120,000. After we process the maximum annual withdrawal portion of your withdrawal, which is $5,000, your GMDB amount is $95,000 and your Contract Value is $115,000. After we process the portion of your withdrawal in excess of your maximum annual withdrawal, your GMDB amount will be reduced to $94,000 ($95,000 — $1,000) because the dollar for dollar reduction of $1,000 is greater than the pro-rata reduction of $826 ($1,000/$115,000 x $95,000). Your Contract Value will be reduced to $114,000.

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Because the allowable annual withdrawals under the GLWB riders begin when the annuitant is 59½, any withdrawal under the contract prior to the annuitant reaching age 59½ is an excess withdrawal under the Premium Protection rider. Since excess withdrawals may reduce your GMDB amount by an amount greater than the dollar value of the withdrawal, any withdrawals you take before the annuitant is 59½ may significantly reduce or eliminate the Death Benefit under this rider.

Charge.

There is an annual charge for the Premium Protection rider for annuitant issue ages through age 70 of 0.10% of your GMDB amount. For annuitant issue ages 71 through 75, there is an annual charge for this rider of 0.25%. We reserve the right to lower the charge for this rider at any contract anniversary. If we do lower the charge for the rider, we reserve the right to increase the charge up to the original charge on any contract anniversary.

On each anniversary the charge for the Premium Protection rider will be deducted on a pro rata basis in proportion to your current investment option allocations, but will not be deducted from the DCA account. We reserve the right to prorate the annual charge for the rider if (i) the annuitant dies, (ii) you surrender the contract, (iii) the rider is terminated due to the termination of your GLWB, or (iv) you annuitize your contract.

Termination.

If you choose the Premium Protection rider, you cannot later discontinue it unless we otherwise agree. This rider will terminate if:

• your contract terminates according to its terms (unless otherwise provided in this rider);

• your GMDB amount is reduced to zero;

• your Contract Value is reduced to zero;

• your GLWB rider terminates;

• you annuitize your contract;

• the annuitant dies, except in the case of spousal continuation; or

• you exercise the 8-year guaranteed principal protection rider.

Since you may have the Premium Protection rider only if you have the GLWB Plus rider, any termination of your GLWB rider will automatically terminate the Premium Protection rider as well. If you have purchased the Premium Protection rider and violate the investment restrictions of your GLWB, both the GLWB rider and the Premium Protection rider will be cancelled.

Required Minimum Distributions (Qualified Contracts Only).

If you are required to take withdrawals from your contract under the Required Minimum Distribution regulations under the Code, we will allow you to take your Required Minimum Distribution (or “RMD”) for a given year without treating it as an excess withdrawal even if it exceeds your maximum annual withdrawal under your GLWB rider. Please note that RMDs are calculated on a calendar year basis and your maximum annual withdrawal under your GLWB rider is calculated on a contract year basis. Any RMD you take will reduce your GMDB amount dollar for dollar. Any withdrawals in a contract year that exceed your maximum annual withdrawal and your RMD will be considered excess withdrawals. You may withdraw your RMD under this rider without a surrender charge even if your RMD exceeds 10% of your Contract Value.

You will receive RMD treatment on or after January 1 of the first calendar year after your contract was issued. To elect monthly RMD treatment, you must provide Notice to us on or before January 25 of that calendar year and you must elect a monthly payment date on or before the 25th day of the month. If the date you elect is not the end of a Valuation Period (generally, a day when the NYSE is open), we will make the payment on, and as of, the end of the next applicable Valuation Period. If you elect monthly RMD treatment, we will automatically pay you the greater of your RMD or your maximum annual withdrawal on a monthly basis each month. Once you elect monthly RMD treatment, you cannot revoke it. You may elect to not take a monthly withdrawal by providing Notice to us, but you will not be able to take that withdrawal later and still receive RMD treatment for it. If you do later take such withdrawal, it will be considered an excess withdrawal.

If you die and your spouse elects to continue the contract, your spouse may revoke monthly RMD treatment by providing Notice to us within 30 days of the later of the date of spousal continuation or December 31 of the calendar year in which you died. If your spouse revokes monthly RMD treatment, he or she may elect monthly RMD treatment in the future when he or she is required to take RMDs from the contract. If your spouse continues the contract, is eligible for monthly RMD treatment and does not revoke monthly RMD treatment, he or she will continue to receive monthly RMD treatment with the applicable RMD amount based upon the continuing spouse’s age beginning in the calendar year after you die.

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We reserve the right to modify or eliminate RMD treatment if there is any change to the Code or regulations regarding RMDs, including guidance by the Internal Revenue Service. We will provide you 30 days written notice, when practicable, of any modifications to or termination of the RMD treatment with the Premium Protection rider.

Premium Protection (Joint Life).

We also currently offer a joint life version of the Premium Protection rider (“Joint Premium Protection”). The Joint Premium Protection rider is the same as the Premium Protection rider except as described below.

The Joint Premium Protection rider is available only when purchased in conjunction with the Joint GLWB Plus described later in this prospectus. If you purchase this rider, you cannot have any other rider except the Joint GLWB Plus, the joint deferral credit rider or the 8-year guaranteed principal protection rider.

Allowable annual withdrawals begin under the Joint GLWB Plus rider when the youngest Participating Spouse reaches 59½, so any withdrawal before the youngest Participating Spouse is 59½ (including any RMD) is an excess withdrawal. Maximum annual withdrawals under the Joint GLWB Plus are also based on the age of the youngest Participating Spouse, so the maximum amount you may withdraw annually under the Joint Premium Protection rider will depend on the age of the youngest Participating Spouse and reduce the GMDB amount on a dollar for dollar basis. You are not eligible for RMD treatment with the Joint Premium Protection Plus rider until the youngest Participating Spouse is 59½ years old. (Please see the description of the Joint GLWB Plus later in this prospectus for more details on the youngest Participating Spouse.)

Premium Protection Plus Riders.

In the past we offered the Premium Protection Plus death benefit rider (“Premium Protection Plus rider”) at the time the contract was issued. The Premium Protection Plus death benefit rider is not available for purchase effective August 18, 2012. The Premium Protection Plus rider differs from the Premium Protection rider in that a withdrawal that is not an excess withdrawal does not decrease the GMDB amount up to the contract anniversary after the annuitant turns 85, after which time the GMDB amount is decreased for such withdrawals on a dollar for dollar basis, and the GMDB amount may step-up to your Contract Value on the seventh rider anniversary. In the future, we may, at our sole option, offer this rider to existing contracts, in which case it may be added on a contract anniversary. This rider is available only when purchased in conjunction with the GLWB Plus rider described later in this prospectus. If you purchase this rider, you cannot have any other living benefit or death benefit rider except the GLWB Plus, the deferral credit rider or the 8-year guaranteed principal protection rider. You cannot purchase this rider once the annuitant is 71 years old.

Death Benefit.

With the Premium Protection Plus rider, the Death Benefit is the greater of (a) the Contract Value as of the effective date of the Death Benefit Adjustment or (b) the GMDB amount. The initial GMDB amount is equal to your initial purchase payment (excluding extra credits, if applicable). If we allow you to add the rider on a subsequent contract anniversary, the initial GMDB amount will be equal to the then current Contract Value. The GMDB amount is increased for additional purchase payments. You may take withdrawals up to your annual maximum annual withdrawal under your respective GLWB rider until the contract anniversary after the annuitant turns 85 without reducing the GMDB amount. Following the contract anniversary after the annuitant turns 85, withdrawals up to your maximum annual withdrawal under your GLWB rider reduce the GMDB amount dollar for dollar.

If your surviving spouse chooses to continue the contract under the spousal continuation option and becomes the sole owner and annuitant, the GMDB amount will be set equal to the Contract Value (after the application of any Death Benefit Adjustment) if it is greater than the current GMDB amount.

The Premium Protection Plus rider provides for a one-time step-up of the GMDB amount on the seventh rider anniversary. If, on the seventh rider anniversary, your Contract Value is greater than the GMDB amount, we will set your GMDB amount equal to your Contract Value.

Excess Withdrawals.

When computing the Premium Protection Plus rider Death Benefit, the GMDB amount is reduced by any excess withdrawals. An excess withdrawal is the amount a withdrawal exceeds the maximum annual withdrawal you may take under the GLWB rider you own. For example, assume the maximum annual withdrawal you may withdraw is $5,000 under your GLWB rider and in one contract year you withdraw $6,000. The $1,000 difference between the $6,000 withdrawn and the $5,000 maximum annual withdrawal limit would be an excess withdrawal. Allowable annual withdrawals begin under the GLWB riders when the annuitant reaches 59½, so any withdrawal before the annuitant is 59½ is an excess withdrawal.

An excess withdrawal will reduce the GMDB amount by the greater of (a) the same percentage the excess withdrawal reduces your Contract Value (i.e. pro-rata) or (b) the dollar amount of the excess withdrawal. For example, assume the annuitant is 65 and your GMDB amount is $100,000 at the beginning of the contract year and your maximum annual withdrawal under your GLWB rider is $5,000. Assume your Contract Value is $90,000 and you withdraw $6,000. First we process that

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portion of the withdrawal up to your maximum annual withdrawal, which is $5,000. Because the annuitant is less than 85 years old, your GMDB amount is not reduced for that portion of the withdrawal that is equal to your maximum annual withdrawal, $5,000. Your Contract Value decreases to $85,000. Then we process that portion of the withdrawal in excess of your maximum annual withdrawal under your GLWB rider, which is $1,000. Your GMDB amount will be reduced to $98,824, i.e. $100,000 x (1 — $1,000/$85,000) because the pro-rata reduction of $1,176 is greater than the dollar amount of your $1,000 excess withdrawal. Your Contract Value will be reduced to $84,000.

For another example, assume the same facts above except your Contract Value prior to the withdrawal is $120,000. After we process the maximum annual withdrawal portion of your withdrawal, $5,000, your GMDB amount remains $100,000 and your Contract Value is $115,000. After we process the portion of your withdrawal in excess of your maximum annual withdrawal, your GMDB amount will be reduced to $99,000 ($100,000 — $1,000) because the dollar for dollar reduction of $1,000 is greater than the pro-rata reduction of $870 ($1,000/$115,000 x $100,000). Your Contract Value will be reduced to $114,000.

Because the allowable annual withdrawals under the GLWB riders begin when the annuitant is 59½, any withdrawal under the contract prior to the annuitant reaching age 59½ is an excess withdrawal under the Premium Protection Plus rider. Since excess withdrawals may reduce your GMDB amount by an amount greater than the dollar value of your withdrawal, any withdrawals you take before the annuitant is 59½ may significantly reduce or eliminate the Death Benefit under this rider.

Charge.

There is an annual charge for the Premium Protection Plus rider of 0.45% of your GMDB amount. We may increase the charge for this rider on the seventh rider anniversary if your GMDB amount is set equal to your Contract Value. The new charge will be no higher than the then current charge for new issues of the rider or if we are not issuing the rider, a rate we declare, in our sole discretion. We guarantee the new charge will not exceed 0.90%. If we notify you of a charge increase effective upon the step-up on the seventh rider anniversary, you may decline to accept an increase in the charge for the rider by declining the step-up within 30 days in a form acceptable to us.

We reserve the right to lower the charge for this rider at any contract anniversary. If we do lower the charge for the rider, we reserve the right to increase the charge up to the original charge on any contract anniversary.

On each anniversary the charge for the Premium Protection Plus rider will be deducted on a pro rata basis in proportion to your current investment option allocations, but will not be deducted from the DCA account. We reserve the right to prorate the annual charge for the rider if (i) the annuitant dies, (ii) you surrender the contract, (iii) the rider is terminated due to the termination of your GLWB, or (iv) you annuitize your contract.

Termination.

If you choose the Premium Protection Plus rider, you cannot later discontinue it unless we otherwise agree. This rider will terminate if:

• your contract terminates according to its terms (unless otherwise provided in this rider);

• your GMDB amount is reduced to zero;

• your Contract Value is reduced to zero;

• your GLWB rider terminates;

• you annuitize your contract;

• the annuitant dies, except in the case of spousal continuation; or

• you exercise the 8-year guaranteed principal protection rider.

Since you may have the Premium Protection Plus rider only if you have the GLWB Plus rider, any termination of your GLWB rider will automatically terminate the Premium Protection Plus rider as well. If you have purchased the Premium Protection Plus rider and violate the investment restrictions of your GLWB, both the GLWB rider and the Premium Protection Plus rider will be cancelled.

Required Minimum Distributions (Qualified Contracts Only).

If you are required to take withdrawals from your contract under the Required Minimum Distribution regulations under the Code, we will allow you to take your Required Minimum Distribution (or “RMD”) for a given year without treating it as an excess withdrawal even if it exceeds your maximum annual withdrawal under your GLWB rider. Please note that RMDs are calculated on a calendar year basis and your maximum annual withdrawal under your GLWB rider is calculated on a contract year basis. Any RMD you take until the contract anniversary after the annuitant is 85 years old will not reduce the GMDB amount. Any RMD you take following the contract anniversary after the annuitant is 85 will reduce your GMDB amount

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dollar for dollar. Any withdrawals in a contract year that exceed your maximum annual withdrawal and your RMD will be considered excess withdrawals. You may withdraw your RMD under this rider without a surrender charge even if your RMD exceeds 10% of your Contract Value.

You will receive RMD treatment on or after January 1 of the first calendar year after your contract was issued. To elect monthly RMD treatment, you must provide Notice to us on or before January 25 of that calendar year and you must elect a monthly payment date on or before the 25th day of the month. If the date you elect is not the end of a Valuation Period (generally, a day when the NYSE is open), we will make the payment on, and as of, the end of the next applicable Valuation Period. If you elect monthly RMD treatment, we will pay you the greater of your RMD or your maximum annual withdrawal on a monthly basis each month. Once you elect monthly RMD treatment, you cannot revoke it. You may elect to not take a monthly withdrawal by providing Notice to us, but you will not be able to take that withdrawal later and still receive RMD treatment for it. If you do later take such withdrawal, it will be considered an excess withdrawal.

If you die and your spouse elects to continue the contract, your spouse may revoke monthly RMD treatment by providing Notice to us within 30 days of the later of the date of spousal continuation or December 31 of the calendar year in which you died. If your spouse revokes monthly RMD treatment, he or she may elect monthly RMD treatment in the future when he or she is required to take RMDs from the contract. If your spouse continues the contract, is eligible for monthly RMD treatment and does not revoke monthly RMD treatment, he or she will continue to receive monthly RMD treatment with the applicable RMD amount based upon the continuing spouse’s age beginning in the calendar year after you die.

We reserve the right to modify or eliminate RMD treatment if there is any change to the Code or regulations regarding RMDs, including guidance by the Internal Revenue Service. We will provide you 30 days written notice, when practicable, of any modifications to or termination of the RMD treatment with the Premium Protection rider.

Premium Protection Plus (Joint Life).

In the past, we also offered a joint life version of the Premium Protection Plus rider (“Joint Premium Protection Plus”). The Joint Premium Protection Plus death benefit rider is not available for purchase effective August 18, 2012. The Joint Premium Protection Plus rider is the same as the Premium Protection Plus rider except as described below.

The Joint Premium Protection Plus rider is available only when purchased in conjunction with the Joint GLWB Plus described later in this prospectus. If you purchase this rider, you cannot have any other rider except the Joint GLWB Plus, the joint deferral credit rider or the 8-year guaranteed principal protection rider.

Allowable annual withdrawals begin under the Joint GLWB Plus rider when the youngest Participating Spouse reaches 59½, so any withdrawal before the youngest Participating Spouse is 59½ (including any RMD) is an excess withdrawal. Maximum annual withdrawals under the Joint GLWB Plus are also based on the age of the youngest Participating Spouse, so the maximum amount you may withdraw under the Joint Premium Protection Plus rider will depend on the age of the youngest Participating Spouse. You are not eligible for RMD treatment with the Joint Premium Protection Plus rider until the youngest Participating Spouse is 59½ years old. (Please see the description of the Joint GLWB Plus later in this prospectus for more details on the Participating Spouse.)

GMDBR80 Plus/GMDBR85 Plus.

In those states where permitted, in the past we may have offered the GMDBR80 Plus or GMDBR85 Plus at the time the contract was issued. You could not purchase either of these riders once the annuitant was 76 years old.

With the GMDBR80 Plus and GMDBR85 Plus, the death benefit is the greater of (a) the Contract Value as of the effective date of the death benefit adjustment or (b) the GMDB amount. The initial GMDB amount is total net purchase payments made when you purchase the contract and within the first three months after the contract is issued. The GMDB amount is adjusted for withdrawals from the contract as described below and is increased by (i) additional purchase payments and (ii) an increase for each valuation period, until the annuitant attains age 80 (or age 85 for GMDBR85 Plus), at an effective annual rate of 6% for values in variable portfolios (other than the Fidelity® VIP Government Money Market Portfolio) or in one of the Asset Allocation Models. Values in the Fidelity® VIP Government Money Market Portfolio or the Fixed Accumulation Account which are not in one of the Asset Allocation Models will accumulate at the lesser of 6% or the rate being credited to the Fidelity® VIP Government Money Market Portfolio or the Fixed Accumulation Account on those days in which the values are so allocated. During the free look period, a different rate may apply in certain states. The total death benefit amount with GMDBR80 Plus shall not exceed two times your total net purchase payments, adjusted for withdrawals. There is no maximum benefit amount for the GMDBR85 Plus.

Any withdrawals in a contract year equal to or less than 6% of the GMDB amount as of the beginning of that year will reduce the GMDB amount and the maximum death benefit amount by the amount of such withdrawals. Any withdrawals in a contract year in excess of 6% of the GMDB amount as of the beginning of that year will reduce the GMDB and maximum death benefit amounts pro rata. In other words, under the pro rata adjustment, the guaranteed minimum death benefit amount and the maximum death benefit amount will both be reduced by the same percentage that the Contract Value was

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reduced because of the withdrawal in excess of 6%. There is an additional annual charge for this option of 0.25% of the GMDBR80 Plus amount, or 0.45% for the GMDBR85 Plus amount.

The only differences between the GMDBR80 Plus and GMDBR85 Plus are that the GMDBR85 Plus accumulation period goes to 85 instead of 80, the cost is 0.45% instead of 0.25% and there is no maximum benefit for the GMDBR85 Plus.

5% GMDBR80 Plus/GMDBR85 Plus.

In those states where permitted, in the past we offered the 5% GMDBR80 Plus at the time the contract was issued. In the past, we offered the 5% GMDBR85 Plus. You cannot purchase either of these riders once the annuitant is 76 years old.

With the 5% GMDBR80 Plus and the 5% GMDBR85 Plus, the death benefit is the greater of (a) the Contract Value as of the effective date of the Death Benefit Adjustment or (b) the GMDB amount. The initial GMDB amount is total net purchase payments made when you purchase the contract and within the first three months after the contract is issued. The GMDB amount is adjusted for withdrawals from the contract as described below and is increased by (i) additional purchase payments and (ii) an increase for each valuation period, until the annuitant attains age 80 (or age 85 for 5% GMDBR85 Plus), at an effective annual rate of 5% for values in variable portfolios (other than the Fidelity® VIP Government Money Market Portfolio) or in one of the Asset Allocation Models. Values in the Fidelity® VIP Government Money Market Portfolio or the Fixed Accumulation Account which are not in one of the Asset Allocation Models will accumulate at the lesser of 5% or the rate being credited to the Fidelity® VIP Government Money Market Portfolio or the Fixed Accumulation Account on those days in which the values are so allocated. During the free look period, a different rate may apply in certain states. The total death benefit amount with 5% GMDBR80 Plus shall not exceed two times your total net purchase payments, adjusted for withdrawals. There is no maximum benefit amount for the 5% GMDBR85 Plus.

Any withdrawals in a contract year equal to or less than 5% of the GMDB amount as of the beginning of that year will reduce the GMDB amount and the maximum death benefit amount by the amount of such withdrawals. Any withdrawals in a contract year in excess of 5% of the GMDB amount as of the beginning of that year will reduce the GMDB and maximum death benefit amounts pro rata. In other words, under the pro rata adjustment, the guaranteed minimum death benefit amount and the maximum death benefit amount will both be reduced by the same percentage that the Contract Value was reduced because of the withdrawal in excess of 5%. There is an additional annual charge for this option of 0.45% of the 5% GMDBR80 Plus amount or 0.70% for the 5% GMDBR85 Plus amount.

The only differences between the 5% GMDBR80 Plus and 5% GMDBR85 Plus are that the 5% GMDBR85 Plus accumulation period goes to 85 instead of 80, the cost is 0.70% instead of 0.45% and there is no maximum benefit for the 5% GMDBR85 Plus.

Annual Reset Death Benefit Rider.

The following describes the optional Annual Reset Death Benefit riders (“ARDBR”) that we offered in the past. Not all of the riders may have been available in all states. You may only have one of the ARDBR riders on your contract. The ARDBR riders we have offered in the past are referred to as the "ARDBR" and "ARDBR (2009)". Generally, the ARDBR riders provide a death benefit equal to the greater of the “earnings base” or the “step-up base” as described below. The ARDBR riders allow you to reset the earnings base each contract year.

ARDBR (2009)

In those states where permitted, we offered the ARBDR (2009) at the time the contract was issued. This rider was available only when purchased in conjunction with the GMIB Plus with Annual Reset (2009) rider described later in this prospectus. If the ARDBR (2009) was available, you could not purchase the ARDBR. You could not purchase the ARDBR (2009) before the annuitant was 45 years old or once the annuitant was 76 years old. With this optional rider, the death benefit is the greater of (a) the Contract Value as of the effective date of the death benefit adjustment or (b) the GMDB amount. The GMDB amount with the ARDBR (2009) is the greater of the (a) ”earnings base” or (b) ”step-up base.”

Earnings Base  The initial earnings base is equal to total net purchase payments made when you purchase the contract and within the first three months after the contract is issued. The earnings base is adjusted for withdrawals and is increased by (i) additional purchase payments and (ii) an increase for each valuation period, until the first contract anniversary after the annuitant’s 85th birthday, at an annual effective rate equal to the guaranteed earnings rate for values in variable portfolios or in one of the Asset Allocation Models. However, Contract Values allocated to the Fixed Accumulation Account will accumulate at the lesser of the guaranteed earnings rate or the rate of return being earned in that account. The guaranteed earnings rate for ARDBR (2009) is 5%.

The earnings base is decreased by withdrawals. Beginning 30 days after the rider is issued, any withdrawals you take during a contract year less than or equal to the ARDBR withdrawal amount will reduce the earnings base by the amount of such withdrawals, in other words dollar for dollar. The ARDBR withdrawal amount is determined by multiplying the ARDBR withdrawal percentage by the earnings base as of the beginning of the contract year. The ARDBR withdrawal percentage for ARDBR (2009) is 5%. For example, if the earnings base as of the beginning of the contract year is $100,000, withdrawals of

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$5,000 or less in that contract year will reduce the earnings base dollar for dollar. Beginning with the contract anniversary after the annuitant reaches age 85, withdrawals you make during a contract year equal to or less than ARDBR withdrawal amount will not reduce the earnings base.

If you take withdrawals before the end of the year, there is a risk that the amount of your earnings base at the beginning of the next contract year will be less than the earnings base at the beginning of the current contract year, which would then reduce the amount that you can withdraw on a dollar for dollar basis in the next contract year. However, if you set up a systematic withdrawal program on a monthly, quarterly or semi-annual basis, we will adjust the earnings base at the beginning of the next contract year so that it equals the earnings base at the beginning of the current contract year as long as (a) you have not made any withdrawals before the earlier of (i) 31 days after the rider was issued, or (ii) the end of the first such periodic payment period, and (b) you have no amounts allocated to the Fixed Accumulation Account.

Any withdrawals you take in the first 30 days after the rider is issued and any withdrawals in excess of the ARDBR withdrawal amount will reduce the earnings base pro rata. Under a pro rata reduction, the earnings base will be reduced by the same percentage the withdrawal in excess of the ARDBR withdrawal amount reduces your Contract Value. If your Contract Value is lower than your earnings base, a pro rata reduction will reduce your earnings base by a greater amount than a dollar for dollar reduction would. For example, assume you have already withdrawn your ARDBR withdrawal amount. If your Contract Value is $100,000, your earnings base is $110,000 and you withdraw another $1,000, your earnings base will be reduced to $108,900, i.e. $110,000 – ([$1,000/$100,000] x $110,000). If your Contract Value is higher than your earnings base, a pro rata reduction will reduce your earnings base less than a dollar for dollar reduction would. For example, assume you have already withdrawn your ARDBR withdrawal amount. If your Contract Value is $110,000, your earnings base is $100,000 and you withdraw another $1,000, your earnings base will be reduced to $99,090, i.e. $100,000 – ([$1,000/$110,000] x $100,000).

The earnings base shall not exceed 15 times your total net purchase payments, minus amounts for any withdrawals from your contract. This means that, unless the step-up base is higher, the total death benefit amount with this rider will not exceed 15 times your total net purchase payments. Any withdrawals you take during a contract year less than or equal to the ARDBR withdrawal amount will reduce the maximum earnings base by the amount of such withdrawals, in other words dollar for dollar. Any withdrawals in excess of the ARDBR withdrawal amount will reduce the maximum earnings base pro rata.

Step-Up Base.  At contract issue, the step-up base equals net purchase payments. On each contract anniversary, the step-up base will increase, until the anniversary following the annuitant’s 85th birthday, to the Contract Value if greater than the prior step-up base. The step-up base is increased by the amount of each subsequent net purchase payment at the time of payment. All withdrawals are taken from the step-up base on a pro rata basis. That means the step-up base will be reduced by the same percentage the withdrawal reduces your Contract Value.

Resets.  On any contract anniversary, you may elect to reset the ARDBR (2009) by resetting the GMIB Plus with Annual Reset (2009) rider described later in this prospectus. On reset, the ARDBR (2009) earnings base and the GMIB Plus with Annual Reset (2009) rider guaranteed earnings income base will both be reset to the then-current Contract Value. Therefore, if you reset to a higher base, your death benefit under the ARDBR (2009) and income benefit under the GMIB Plus with Annual Reset (2009) rider will increase. If you reset, the ARDBR maximum earnings base will be reset to 15 times the then-current Contract Value. Because you may only reset the ARDBR (2009) by resetting the GMIB Plus with Annual Reset (2009) and because you may decline an increase in charge for the GMIB Plus with Annual Reset (2009) by refusing such reset, please note that if you decline a charge increase with the GMIB Plus with Annual Reset (2009) rider by refusing the reset of the guaranteed earnings income base, you will not be able to reset the ARDBR (2009).

Charge.  There is an additional annual charge for the ARDBR (2009) of 0.85% of your death benefit amount. We may increase the charge for this rider on any reset. The new charge will be no higher than the then current charge for new issues of the ARDBR (2009), which we guarantee will not exceed 1.40%. The ARDBR (2009) is available only when purchased in conjunction with the GMIB Plus with Annual Reset (2009).

Termination.  Since you may only have the ARDBR (2009) if you have the GMIB Plus with Annual Reset (2009) rider, any termination of the GMIB Plus with Annual Reset (2009) rider will automatically terminate the ARDBR (2009) as well. If you have purchased the ARDBR (2009) and violate the investment restrictions of the GMIB Plus with Annual Reset (2009), both the GMIB Plus with Annual Reset (2009) rider and the ARDBR (2009) will be cancelled.

You may cancel the ARDBR (2009) as of any contract anniversary by providing Notice to us prior to or within 15 days of that anniversary. If you choose to terminate the rider by providing Notice to us prior to the contract anniversary, a full annual rider charge will be assessed without being prorated to the date of termination.

ARDBR

If the ARDBR (2009) was not available, in those states where permitted, we offered the ARDBR at the time the contract was issued. This rider was available only when purchased in conjunction with the GMIB Plus with Annual Reset described later

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in this prospectus. You could not purchase the ARDBR after the annuitant was age 75. With this optional rider, the death benefit is the greater of (a) the Contract Value as of the effective date of the death benefit adjustment or (b) the GMDB amount. The GMDB amount with the ARDBR is the greater of the (i) ”earnings base” or (ii) ”step-up base”.

Earnings Base.  The initial earnings base is equal to total net purchase payments made when you purchase the contract and within the first three months after the contract is issued. The earnings base is adjusted for withdrawals and is increased by (i) additional purchase payments and (ii) an increase for each valuation period, until the annuitant reaches age 85, at an annual effective rate of 6% for values in variable portfolios (other than the Fidelity® VIP Government Money Market Portfolio) or in one of the Asset Allocation Models. However, Contract Values allocated in the Fidelity® VIP Government Money Market Portfolio or the Fixed Accumulation Account which are not in one of the Asset Allocation Models will earn the rate of return being earned in those accounts. The earnings base is decreased by withdrawals. Any withdrawals during a contract year less than or equal to 6% of the earnings base as of the beginning of the contract year will reduce the earnings base by the amount of such withdrawals, in other words dollar for dollar. Any withdrawals in excess of 6% of the earnings base at the beginning of the contract year will reduce the earnings base pro rata. Under a pro rata reduction, the earnings base will decrease by the same percentage reduction of the Contract Value that resulted from the withdrawal in excess of 6%.

Step-Up Base.  At contract issue, the step-up base equals net purchase payments. Each contract anniversary, the step-up base will increase, until the anniversary following the annuitant’s 85th birthday, to the Contract Value if greater than the prior step-up base. The step-up base is increased by the amount of each subsequent net purchase payment at the time of payment. All withdrawals are taken from the step-up base on a pro rata basis.

Resets.  On any contract anniversary, you may elect to reset the ARDBR by resetting the GMIB Plus with Annual Reset. On reset, the ARDBR earnings base and the GMIB Plus with Annual Reset’s guaranteed earnings income base will both equal the then-current Contract Value. Therefore, if you reset to a higher base, your death benefit under the ARDBR and income benefit under the GMIB Plus with Annual Reset will increase.

Charge.  There is an additional annual charge for the ARDBR of 0.60% of your death benefit amount.

Termination.  You may cancel the ARDBR as of any contract anniversary by providing Notice to us prior to or within 15 days of that anniversary. If you choose to terminate the rider by providing Notice to us prior to the contract anniversary, a full annual rider charge will be assessed without being prorated to the date of termination.

Gain Enhancement Benefit.

In those states where permitted, we may offer Gain Enhancement Benefit (“GEB”) riders at the time the contract is issued. You cannot purchase these riders once the annuitant is 76 years old. This benefit will never exceed $1,000,000. With the GEB option, the following amount will be added to any other amount payable upon the annuitant’s death:

• 25% of the lesser of (a) two times net purchase payments less pro rata withdrawals or (b) the total Contract Value on the date of death minus net purchase payments less pro rata withdrawals; or

• 40% of the lesser of (a) two and a half times net purchase payments less pro rata withdrawals, or (b) the total Contract Value on the date of death minus net purchase payments less pro rata withdrawals. This is the GEB “Plus.”

For the regular GEB option, there is an additional annual charge of 0.15% of the Contract Value (or 0.30% if the annuitant is age 71 to 75 when your contract is issued). If you choose the GEB “Plus,” the charge is 0.30% of the Contract Value (or 0.60% for issue ages 71 to 75). After the contract has been in effect for 6 months, any purchase payments made within 6 months before the date of death will not be included for calculating the amount of this benefit. You may choose GEB in addition to one of the other death benefit options. If you choose GEB, you cannot later discontinue it. That means even if the GEB will be of no further benefit to you, you will continue to be charged for it.

Summary.

The following is a summary of the currently available optional death benefit riders. For complete details on the riders, see the individual descriptions above.

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Optional Rider	Features	Who may want to consider the Rider	Charge
Annual Stepped-Up Death Benefit

• Guarantees that the death benefit will be the greater of total purchase payments or the highest contract anniversary value.

• Increases the death benefit to the contract value, adjusted for subsequent purchase payments and withdrawals.

• Stops accumulating at contract anniversary after annuitant’s 85th birthday.

• Cannot purchase once the annuitant is 76.

		Those who wish to protect their death benefit from market downturns by locking in gains on every contract anniversary.	0.25% (maximum and current)
Premium Protection (Single Life)

• Guarantees a death benefit equal to your purchase payments, adjusted for withdrawals.

• Adjusted dollar for dollar on annual withdrawals that do not exceed the allowable withdrawals under the GLWB Plus.

• Reduced by the greater of the excess dollar amount of the withdrawal or the pro rata reduction for any withdrawals that are excess withdrawals under the GLWB Plus.

• Cannot purchase once the annuitant is 76.

• Sold only in conjunction with the GLWB Plus.

		Those who want to ensure, through the GLWB Plus and this rider, the return of their original principal.	For issues ages through 70: 0.10% (maximum and current) For issue ages 71-75: 0.25% (maximum and current)
Premium Protection (Joint Lives)	• Like Premium Protection except for the following: o Sold only in conjunction with the Joint GLWB Plus.	Those who want to ensure, through the Joint GLWB Plus and this rider, the return of their original principal.	For issues ages through 70: 0.10% (maximum and current) For issue ages 71-75: 0.25% (maximum and current)

Annuity Period

Annuity Payout Date

Annuity payments begin on the annuity payout date. You may select this date when the contract is issued. It must be at least 30 days after the contract date. You may change it at any time by providing Notice to us prior to the earlier of (i) the annuitant’s death or (ii) the annuity payout date. The contract restricts the annuity payout date to not later than the first of the month following the annuitant’s 90th birthday. This restriction may be modified by applicable state law, or we may agree to waive it or to allow the annuitant to defer receiving annuity payments. If you choose to defer receiving annuity payments, unless a rider provides otherwise, your contract will no longer qualify for any guaranteed living benefit or the Death Benefit Adjustment upon the death of the Annuitant.

The contracts include our guarantee that we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract’s annuity rates, no matter how long you live.

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Once annuity payments begin, you may not surrender the contract for cash except that, upon the death of the annuitant, the beneficiary may surrender the contract for the commuted value of any remaining period-certain payments.

Annuity Options

You may elect one or more of the following annuity options. You may change the election anytime before the annuity payout date. The variable part of the Contract Value will be used to provide a variable annuity and the fixed portion of the contract will be used to provide a fixed annuity, unless you elect otherwise.

Option 1(a):

Life Annuity with installment payments for the lifetime of the annuitant. (The contract has no more value after the annuitant’s death). Under this annuity option, it is possible to receive only one annuity payment.

Option 1(b):	Life Annuity with installment payments guaranteed for five years and then continuing during the remaining lifetime of the annuitant.

Option 1(c):	Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant.

Option 1(d):

Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.

Option 2(a):

Joint & Survivor Life Annuity with installment payments during the lifetime of the annuitant and then continuing during the lifetime of a contingent annuitant. (The contract has no more value after the second annuitant’s death.) Under this annuity option, it is possible to receive only one annuity payment.

Option 2(b):	Joint & Survivor Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant or a contingent annuitant.

We may agree to other settlement options.

Unless you direct otherwise, we will apply the Contract Value as of the annuity payout date to provide annuity payments pro-rata from each Fund in the same proportion as the Contract Values immediately before the annuity payout date.

If no election is in effect on the annuity payout date, we will apply Contract Value under Option 1(c) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. The Pension Reform Act of 1974 might require certain contracts to provide a Joint and Survivor Annuity. If the contingent annuitant is not related to the annuitant, Options 2(a) and 2(b) are available only if we agree.

Determination of Amount of the First Variable Annuity Payment

To determine the first variable annuity payment we apply the Contract Value for each Fund in accordance with the contract’s settlement option tables. We divide the account value by $1,000 and then multiply the result by the applicable factor in the contract’s settlement option tables. The rates in those tables depend upon the annuitant’s (and any contingent annuitant’s) age and sex and the option selected. The annuitant’s sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than 10 valuation periods before the annuity payout date.

If the amount that would be applied under an option is less than $5,000 ($2,000 in New York), we will pay the Contract Value to the annuitant in a single sum. If the first periodic payment under any option would be less than $25 ($20 in New York), we may change the frequency of payments so that the first payment is at least $25 ($20 in New York).

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Annuity Units and Variable Payments

After your first annuity payment, later variable annuity payments will vary to reflect the investment performance of your Funds. The amount of each payment depends on the number of your annuity units. To determine the number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value of that Fund’s annuity unit. This number of annuity units remains constant during the annuity payment period unless you transfer among Funds.

We set the annuity unit value for each Fund for the valuation period when the first variable annuity was calculated for these contracts. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor for such later valuation period and by a factor (0.999919 for a one-day valuation period) to neutralize an 3% assumed interest rate. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.

The dollar amount of each later variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.

Transfers During Annuity Payout

After annuity payments have been made for at least 12 months, the annuitant can change the Funds on which variable annuity payments are based. There is no transfer fee during annuity payout. Transfers may not be made between guaranteed and variable accounts during annuity payout. You may change the underlying Funds by providing Notice to us in writing at our administrative Office. Upon receipt of your request, we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. To do this, we convert the number of annuity units being changed to the number of annuity units of the Funds to which you are changing. If an annuity payment is already in process at the time we receive your request to change the Fund allocations, the change will not be reflected in your next annuity payment. It will be reflected in the payment received thereafter.

Optional Living Benefit Riders

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”) Riders

This section describes the optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”) riders that we may offer. You may only have one of the GLWB riders on your contract.

Subject to the conditions described below, the GLWB riders provide a guaranteed level of withdrawals from your contract in each contract year for the lifetime of the annuitant beginning when the annuitant is age 59½. The GLWB riders may help protect you from the risk that you may outlive your income.

GLWB Plus

We currently offer the GLWB Plus rider when you apply for the contract. In the future we may, at our sole option, offer the GLWB Plus rider to existing contracts, in which case it may be added on a contract anniversary. You may not purchase the GLWB Plus rider if you have any rider, other than the annual stepped-up death benefit, Premium Protection death benefit, Premium Protection Plus death benefit, the deferral credit riders, or the 8-year guaranteed principal protection rider. You may not purchase the rider once the annuitant is 86 years old. If the GLWB Plus is available, you may not purchase the GMIB Plus with Annual Reset (2009).

Any guarantees under the contract that exceed the value of your interest in the separate account VAN, such as guarantees associated with the GLWB Plus rider, are paid from our general account (not the VAN). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAN are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policyholder obligations.

With the GLWB Plus rider, you may take annual withdrawals up to a maximum amount regardless of your Contract Value and without a surrender charge. The maximum annual withdrawals you may take are determined by applying a percentage to a value we refer to as the GLWB base. The percentage you may take is set at the time of your first withdrawal under the rider and is based on the annuitant’s age bracket. The higher the annuitant’s age bracket at the time of the first withdrawal, the

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larger the allowable withdrawal percentage will be. Unlike the GLWB base, the percentage can only change in limited circumstances. The GLWB base, which is described below, is recalculated at least annually, so the maximum annual withdrawals you may take can change every contract year. Certain of your actions can increase or decrease the GLWB base, which would affect your maximum annual withdrawals. These actions include making additional purchase payments, not taking withdrawals, taking withdrawals before age 59½ or taking more than the maximum annual withdrawals.

GLWB base.

The initial GLWB base is equal to your initial net purchase payment (excluding any extra credits, if applicable) if the rider is added when the contract is issued. If the rider is added after your contract is issued, the initial GLWB base is equal to your Contract Value when the rider is added. The GLWB base is increased dollar for dollar by purchase payments when made and decreased for “excess withdrawals” as described below. (If you make an additional purchase payment on the day the rider is added, the GLWB base will be increased by the additional purchase payment.) Withdrawals that do not exceed the maximum annual withdrawals allowed under this rider will not decrease the GLWB base but will decrease your Contract Value, the Death Benefit under your contract, the optional annual stepped-up death benefit or Premium Protection death benefit rider and the guaranteed principal amount under the 8-year guaranteed principal protection rider. We reserve the right to limit or not allow additional purchase payments to contracts with the GLWB Plus.

On each contract anniversary, the GLWB base is reset to the greatest of (a) the GLWB base as of the previous contract anniversary plus subsequent net purchase payments (excluding any extra credits, if applicable), adjusted for any excess withdrawals, (b) the then-current Contract Value, after deducting any applicable charges for the contract or any rider you have, (also called the “step-up base”) or (c) the “annual credit base” described below. If we notify you that the charge for the GLWB Plus will be increased upon a reset to the step-up base, you have a right to opt out of the reset to the step-up base within 30 days after your contract anniversary. See the Charge section below for more information.

The GLWB base is used solely for the purpose of calculating benefits under the GLWB Plus rider. It does not provide a Contract Value or guarantee performance of any investment option.

Annual credit base.

With the GLWB Plus, there is a ten-year period called the “annual credit period” that begins on the date the rider is issued. During the annual credit period, you may be eligible for the annual credit base, which provides for a credit to your GLWB base of 6% simple interest (for riders applied for on or after May 1, 2014) of the “Annual Credit Calculation Base” for each year you do not take any withdrawals. (The 6% simple interest is referred to as an annual credit.) You will start a new ten-year annual credit period on each contract anniversary the GLWB base is set equal to the step-up base. If your GLWB base is not set equal to the step-up base, you will not start a new ten-year annual credit period. If you take a withdrawal from your contract during the annual credit period, you will not be eligible for any annual credit for the year in which you took the withdrawal.

The annual credit base on a rider anniversary is equal to:

(a) the GLWB base as of the prior contract anniversary, plus

(b) net purchase payments (excluding any extra credits, if applicable) made during the prior contract year, plus

(c) 6% of the Annual Credit Calculation Base.

The Annual Credit Calculation Base is the amount to which the 6% annual credit rate is applied. The Annual Credit Calculation Base is equal to the GLWB base at the beginning of the annual credit period, increased for any additional net purchase payments (excluding any extra credits, if applicable) made since the beginning of the annual credit period. If there is an excess withdrawal and the GLWB base after it has been adjusted for the excess withdrawal is less than the Annual Credit Calculation Base, the Annual Credit Calculation Base will be lowered to the GLWB base at that time.

For riders applied for before May 1, 2014, the annual credit is 8%.

We reserve the right to change the annual credit rate for the GLWB Plus on new riders issued in the future.

Deferral Credit Rider.

If you applied for the GLWB Plus before May 1, 2014, we issued a deferral credit rider with age requirements. With this deferral credit rider, if you take no withdrawals until the later of (i) the rider anniversary immediately following the annuitant’s 70th birthday (youngest Participating Spouse’s 78th birthday with the Joint GLWB Plus) or (ii) your tenth rider anniversary, we guarantee that your GLWB base on the later of such dates will be at least:

(a) 200% of an amount equal to (i) your initial GLWB base plus (ii) total net subsequent purchase payments made in the first contract year the rider is in effect, plus

(b) any net purchase payments made after the first contract year the rider is in effect; plus

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(c) any annual credits (as described above in Annual Credit Base) that you may earn on any net purchase payments made after the first contract year the rider is in effect.

For example, if your initial purchase payment is $100,000, you make no additional purchase payments and you take no withdrawals, we guarantee your GLWB base on the later of the tenth rider anniversary or the annuitant’s 70th birthday will be at least $200,000. In this example, if you make an additional purchase payment of $100,000 in year one, we guarantee your GLWB base on the later of the tenth rider anniversary or the annuitant’s 70th birthday will be at least $400,000. If you also make an additional purchase payment in year three of $50,000 and the annuitant is 60 years old or older when the rider is issued, for riders applied for before May 1, 2014, we guarantee your GLWB base on the tenth rider anniversary will be at least $482,000, which is 200% of ($100,000 initial purchase payment + $100,000 additional purchase payment in year one) + $50,000 additional purchase payment in year three + $32,000 (8% annual credits earned on the $50,000 additional purchase payment for years three through ten).

There is no additional annual charge for the deferral credit rider with age requirements.

Excess withdrawals.

The GLWB base is reduced by any excess withdrawals. An excess withdrawal is the amount a withdrawal exceeds the maximum annual withdrawal under this rider. For example, assume the maximum annual withdrawal you may withdraw is $5,000 under the GLWB Plus rider and in one contract year you withdraw $6,000. The $1,000 difference between the $6,000 withdrawn and the $5,000 maximum annual withdrawal limit would be an excess withdrawal. An excess withdrawal will reduce your GLWB base by the greater of (a) the same percentage the excess withdrawal reduces your Contract Value (i.e. pro-rata) or (b) the dollar amount of the excess withdrawal.

For example, assume your GLWB base is $100,000 at the beginning of the contract year and your withdrawal percentage is 5%, so your maximum annual withdrawal is $5,000. That means you can withdraw $5,000 without it affecting your GLWB base. Assume your Contract Value is $90,000 and you withdraw $6,000. First we process that portion of the withdrawal up to your maximum annual withdrawal, which is $5,000. Your GLWB base remains $100,000 and your Contract Value decreases to $85,000. Then we process that portion of the withdrawal in excess of your maximum annual withdrawal, which is $1,000. Because you have already taken your maximum annual withdrawal, the $1,000 withdrawal will reduce the GLWB base. Your GLWB base will be reduced to $98,824, i.e. $100,000 x (1 — $1,000/$85,000) because the pro-rata reduction of $1,176 is greater than the dollar amount of your $1,000 excess withdrawal. Your Contract Value will be reduced to $84,000.

For another example, assume the same facts above except your Contract Value prior to the withdrawal is $120,000. After we process the maximum annual withdrawal portion of your withdrawal, $5,000, your GLWB base remains $100,000 and your Contract Value is $115,000. After we process the portion of your withdrawal in excess of your maximum annual withdrawal, your GLWB base will be reduced to $99,000 ($100,000 — $1,000) because the dollar for dollar reduction of $1,000 is greater than the pro-rata reduction of $870 ($1,000/$115,000 x $100,000). Your Contract Value will be reduced to $114,000.

Because the allowable annual withdrawals under the GLWB Plus rider begin when the annuitant is 59½, any withdrawal under the contract prior to the annuitant reaching age 59½ is an excess withdrawal. Since excess withdrawals reduce your GLWB base by the greater of pro-rata or the dollar amount of the excess withdrawal, any withdrawals you take before the annuitant is 59½ may significantly reduce or eliminate the lifetime maximum annual withdrawals under this rider.

Maximum Annual Withdrawals.

The maximum amount you may withdraw in a contract year under the GLWB Plus rider without reducing your GLWB base is based upon the annuitant’s age when withdrawals begin. For GLWB Plus riders applied for on or after May 1, 2014, the maximum amount you may withdraw in a contract year under the GLWB Plus rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Annuitant’s Age	Maximum Annual Withdrawal %
59½ to 64	4.00%
65 to 69	4.50%
70 to 74	5.00%
75 to 79	5.50%
80 to 84	6.25%
85+	7.00%

For GLWB Plus riders applied for before May 1, 2014, the maximum amount you may withdraw in a contract year under the GLWB Plus rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

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Annuitant’s Age	Maximum Annual Withdrawal %
59½ to 64	4.10%
65 to 74	5.10%
75 to 79	5.75%
80 to 84	6.25%
85+	7.00%

In the future, we may offer GLWB Plus riders that have different maximum annual withdrawal percentages.

After you start taking withdrawals, the maximum percentage you may withdraw will not automatically increase to a higher percentage when the annuitant reaches a higher age bracket. Your maximum withdrawal percentage will only increase, based on the annuitant’s then current age, on any contract anniversary on which the GLWB base has been increased to the step-up base as described under “GLWB base.” You may opt out of a reset to the step-up base and avoid an increase in the rider’s charge, but you will then no longer be eligible for any further resets of the GLWB base to the step-up base. If you opt-out, you will also no longer be eligible for any increases in the maximum annual withdrawal percentages based on the annuitant’s age.

Any withdrawal you take before the annuitant is 59½ is an excess withdrawal and reduces the GLWB base by the greater of the pro-rata or dollar amount of the excess withdrawal. It does not affect the maximum percentage you may withdraw once you take your first withdrawal after the annuitant is 59½.

You may withdraw the maximum annual withdrawal amount under the GLWB Plus rider without a surrender charge even if the maximum annual withdrawal amount exceeds 10% of your Contract Value.

Withdrawals under the GLWB Plus will be deducted pro-rata from the investment options you have selected.

Please note that if you have the annual stepped-up death benefit, any withdrawals you take under the GLWB Plus (including maximum annual withdrawals) reduce the death benefit pro-rata. Therefore, you should carefully consider whether the annual stepped-up death benefit is appropriate for you.

Example.

Please see Appendix D for a detailed example of how the annual credit base and withdrawals work with the GLWB Plus.

Lifetime Annuity Period.

During the Lifetime Annuity Period, we will pay you monthly payments in an annual amount equal to the then current annual withdrawal amount you may take under the GLWB Plus rider for the lifetime of the annuitant. Once you enter the Lifetime Annuity Period, we will not accept any additional purchase payments and you will no longer be eligible for any further increases in the GLWB base. Furthermore, except for the Premium Protection death benefit rider or the Premium Protection Plus death benefit rider which continue if you enter the Lifetime Annuity Period on the contract anniversary following the annuitant’s 95th birthday, the contract will only provide the benefits under the GLWB Plus rider.

You will enter the “Lifetime Annuity Period” when (a) the annuitant is at least 59½ years old and (b) the earlier of (i) the day your Contract Value goes to zero other than because of an excess withdrawal (such as due to a decline in market value or an allowable withdrawal) or (ii) the contract anniversary immediately following the annuitant’s 95th birthday.

When you enter the Lifetime Annuity Period, we will immediately make a payment to you equal to the excess, if any, of your maximum annual withdrawal over the total withdrawals you have taken during that contract year. If you were taking systematic withdrawals, your payments will continue until you have reached your maximum annual withdrawal for the contract year. Then, you will begin receiving the lifetime annuity on the first day of the month following the first contract anniversary in the Lifetime Annuity Period.

If your Contract Value goes to zero other than because of an excess withdrawal before the annuitant is 59½ years old, the Lifetime Annuity Period is deferred until the annuitant reaches age 59½. In determining whether your Contract Value goes to zero because of an excess withdrawal, we will first calculate your Contract Value for that valuation period and then determine the effect of an excess withdrawal on your Contract Value. If a decline in market value and the then allowable withdrawal reduce your Contract Value to zero on a day you requested an excess withdrawal, we will not pay you the excess withdrawal since you do not have any Contract Value left based upon the non-excess portion of your requested withdrawal. You will, however, still be eligible to enter the Lifetime Annuity Period. If the excess withdrawal reduces your Contract Value to zero, you will not be eligible to enter the Lifetime Annuity Period and your rider will terminate.

For example, assume your allowable withdrawal is $5,000, your Contract Value is $5,500 and you request a withdrawal of $6,000. Further assume on the day you request the withdrawal, your Contract Value declines by $500. We first process the change in Contract Value due to the market and the allowable withdrawal, which reduces your Contract Value to zero

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($5,500 — $500 market decline — $5,000 allowable withdrawal). You cannot take the $1,000 excess withdrawal since your Contract Value is zero, but you will be eligible to enter the Lifetime Annuity Period and receive monthly payments equal to one-twelfth of your current maximum annual withdrawal.

Now assume your allowable withdrawal is $5,000, your Contract Value is $6,000 and you request a withdrawal of $6,000. Also assume on the day you request the withdrawal, your Contract Value declines by $500. We first process the change in Contract Value due to the market and the allowable withdrawal, which reduces your Contract Value to $500 ($6,000 — $500 market decline — $5,000 allowable withdrawal). We then process the excess withdrawal. Since your Contract Value is $500, you may only take another $500. Because the $500 is an excess withdrawal, we will assess a surrender charge against that amount and you would receive less than the additional $500. The excess withdrawal reduces your Contract Value to zero; therefore, you will not be eligible to enter the Lifetime Annuity Period. You should carefully consider any withdrawal that may totally deplete your Contract Value and should talk to your registered representative to determine whether the withdrawal would be appropriate for you.

With the GLWB Plus rider, we will delay the annuity payout date under your contract (which is not later than the first of the month following the annuitant’s 90th birthday) to the contract anniversary immediately following the annuitant’s 95th birthday. This does not affect the termination of, or extend, any Death Benefit under the contract or other rider unless expressly stated in the rider. In lieu of the benefits under the GLWB Plus rider, you may annuitize under the terms of your contract or under the terms of any single premium, immediate fixed annuity we offer based upon your Contract Value at that time. We will notify you at least 90 days in advance of your annuitization. At that time you may ask us what other options are available to you.

If you elect the lifetime annuity payout option and there is Contract Value remaining in your annuity, you should ask us about the alternative immediate fixed annuity options that we might have generally available for sale at that time. It is possible that one of those alternative fixed annuity options might pay you a higher stream of income or otherwise better fit your circumstances and needs. We will be happy to provide you with whichever immediate fixed annuity option you choose.

You should consult with your registered representative to determine which payout option is best for you.

Charge.

If you choose the GLWB Plus rider, there is an annual charge of 1.05% of the GLWB base (0.95% for riders applied for before May 1, 2014). The charge for the GLWB Plus rider ends when you begin the Lifetime Annuity Period or the rider terminates. (See “Termination” below.) We may increase the charge for the GLWB Plus rider on any contract anniversary that your GLWB base is reset to the step-up base once the rider reaches the third anniversary. That means if your GLWB base is never increased to the step-up base, we will not increase your charge. The new charge will not be higher than the then current charge for new issues of this rider or if we are not issuing the rider, a rate we declare, in our sole discretion. For the GLWB Plus, we guarantee the new charge will not exceed 2.00% of the GLWB base.

You may opt out of a reset to the step-up base and avoid an increase in the charge, but you will then no longer be eligible for any further resets of the GLWB base to the step-up base. If you opt-out, you will also no longer be eligible for any increases in the maximum annual withdrawal percentages based on the annuitant’s age. To opt-out of an increase in the charge, you must notify us in writing, or in any other manner acceptable to us, within 30 days of the contract anniversary.

We reserve the right to lower the charge for the GLWB Plus rider at any contract anniversary. If we do lower the charge for the rider, we reserve the right to increase the charge up to the original charge on any contract anniversary.

On each anniversary the charge for your GLWB rider will be deducted on a pro rata basis in proportion to your current investment option allocations, but will not be deducted from the DCA account. We reserve the right to prorate the annual charge for the rider if (i) the annuitant dies, (ii) you surrender the contract, (iii) the rider is terminated because you violate the investment restrictions, or (iv) you annuitize your contract.

Investment Restrictions.

In order to have the GLWB Plus rider, you must allocate your purchase payments and Contract Value (a) to the Managed Volatility Model or (b) in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders.” You may not allocate purchase payments or Contract Value to the Fixed Accumulation Account or to any of the other Asset Allocation Models. You may allocate purchase payments to the Enhanced DCA account and transfer amounts in accordance with the investment restrictions. The GLWB Plus rider will be terminated if you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders.” If the rider is so terminated, a prorated annual rider charge will be assessed.

If you have the GLWB Plus, the investment options available to you for the allocation of your purchase payments and Contract Value are much more limited than the investment options available under the contract without the rider. The investment options available if you do not have the GLWB Plus offer the potential for more variability in their returns, either

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higher or lower. The investment options with the GLWB Plus seek to moderate overall volatility or hedge against downmarket volatility. Other investment options that are available if you do not select the GLWB Plus may offer the potential for higher returns. You should consult with your registered representative and carefully consider whether the limited investment options with the GLWB Plus meet your investment objectives and risk tolerance.

Guaranteed Principal Protection with the GLWB Plus

If you applied for the GLWB Plus before May 1, 2014, we issued a guaranteed principal protection rider at the time the GLWB Plus rider was issued. With this rider, if you do not make any withdrawals in the first 8 years the rider is in effect and you elect to exercise the benefit, we guarantee that your Contract Value at the end of the eight-year term will not be less than it was at the beginning of the 8-year term. If you elect to exercise the benefit, on the last day of the 8-year term if your “eligible contract value” is less than the guaranteed principal amount, we will add an amount to your Contract Value to increase the eligible contract value to the guaranteed principal amount.

If this rider is added when your contract is issued, your eligible contract value is equal to your initial purchase payment plus any purchase payments you make within the first 6 months after your contract is issued. If this rider is added after the contract is issued, the eligible contract value is equal to your Contract Value on the date the rider is added. Your eligible contract value is adjusted for any gains or losses in your Contract Value due to performance of the investment options you have selected. It is also reduced by the dollar amount of any withdrawals you take and for applicable rider and contract charges.

The guaranteed principal amount is your Contract Value as of the first day of the rider’s term (plus, if the rider is added when the contract is issued, any purchase payments you make in the first 6 months) reduced pro rata for any withdrawals you make during the 8 year term. A pro rata reduction means that a withdrawal will reduce the guaranteed principal amount by the same percentage the withdrawal reduces the eligible contract value. For example, assume (i) your eligible contract value is $200,000; (ii) your guaranteed principal amount is $100,000 and (iii) you take a withdrawal of $50,000. Your eligible contract value would be reduced to $150,000 ($200,000 – $50,000). Your guaranteed principal amount would be reduced by the same percentage (25%) to $75,000.

You must elect to exercise this benefit by providing Notice to us within 15 days of the 8th rider anniversary. If you elect to exercise this benefit, your GLWB Plus rider, any Premium Protection or Premium Protection Plus riders and any deferral credit rider you have will terminate and you will receive no further benefits under those riders.

There is no charge for this guaranteed principal protection rider in conjunction with the GLWB Plus.

This 8-year guaranteed principal protection rider will terminate when the GLWB Plus rider terminates. Also, this rider will terminate upon (i) the expiration of its 8-year term if it is not elected on, or up to 15 days after, the 8th rider anniversary; (ii) commencement of any annuity option or (iii) the death of the Annuitant, except in the case of Spousal Continuation.

Required Minimum Distributions (Qualified Contracts Only).

If you are required to take withdrawals from your contract under the Required Minimum Distribution regulations under the Code, we will allow you to take your Required Minimum Distribution (or “RMD”) for a given year even if it exceeds your maximum annual withdrawal under the GLWB Plus rider without it affecting your GLWB base. Please note that RMDs are calculated on a calendar year basis and your maximum annual withdrawal under your GLWB rider is calculated on a contract year basis. Any withdrawals in a contract year that exceed your maximum annual withdrawal and your RMD will be considered excess withdrawals and will reduce the GLWB base. You may withdraw your RMD under the GLWB Plus rider without a surrender charge even if your RMD exceeds 10% of your Contract Value.

You will receive RMD treatment on or after January 1 of the first calendar year after your contract was issued. To elect monthly RMD treatment, you must provide Notice to us on or before January 25 of that calendar year and you must elect a monthly payment date on or before the 25th day of the month. If the date you elect is not the end of a Valuation Period (generally, a day when the NYSE is open), we will make the payment on, and as of, the end of the next applicable Valuation Period. If you elect monthly RMD treatment, we will automatically pay you the greater of your RMD or your maximum annual withdrawal on a monthly basis each month. Once you elect monthly RMD treatment, you cannot revoke it. You may elect to not take a monthly withdrawal by providing Notice to us, but you will not be able to take that withdrawal later and still receive RMD treatment for it. If you do later take such withdrawal, it will be considered an excess withdrawal.

If you die and your spouse elects to continue the contract, your spouse may revoke monthly RMD treatment by providing Notice to us within 30 days of the later of the date of spousal continuation or December 31 of the calendar year in which you died. If your spouse revokes monthly RMD treatment, he or she may elect monthly RMD treatment in the future when he or she is required to take RMDs from the contract. If your spouse continues the contract, is eligible for monthly RMD treatment and does not revoke monthly RMD treatment, he or she will continue to receive monthly RMD treatment with the applicable RMD amount based upon the continuing spouse’s age beginning in the calendar year after you die.

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We reserve the right to modify or eliminate RMD treatment if there is any change to the Code or regulations regarding RMDs, including guidance by the Internal Revenue Service. We will provide you 30 days written notice, when practicable, of any modifications to or termination of the RMD treatment with the GLWB Plus.

Termination.

The GLWB Plus rider will terminate when the contract is terminated in accordance with its terms (unless otherwise provided in the rider) or if your Contract Value goes to zero because of an excess withdrawal. The rider will terminate if the funds are allocated in a manner that violate the investment restrictions. The GLWB Plus rider will also terminate if you annuitize your contract, or, except in the case of spousal continuation, if the annuitant dies. The GLWB Plus terminates if you have chosen the optional guaranteed principal protection with it and elect to exercise that feature on the 8th rider anniversary. If you choose the GLWB Plus, it will continue until it is terminated as described in this section.

Spousal Continuation.

If your surviving spouse chooses to continue the contract under the spousal continuation option and becomes the sole owner and annuitant, the GLWB Plus rider will be continued. Your spouse will be eligible to take withdrawals under this rider when he or she reaches age 59½, and the maximum annual withdrawal will be based on your spouse’s age when he or she begins taking such withdrawals. If you die before age 59½ or on or after age 59½ but before taking any withdrawals, the GLWB base will be set equal to the greater of (a) Contract Value (after applying any applicable death benefit adjustments) or (b) the GLWB base as of the earlier of (i) the date we are in receipt of proof of the annuitant’s death or (ii) 90 days from the date of the annuitant’s death. If you die on or after age 59½ and after you have begun to take withdrawals, the GLWB base will be set equal to the Contract Value (after applying any Death Benefit Adjustment) as of the earlier of (a) the date we are in receipt of proof of the annuitant’s death or (b) 90 days from the date of the annuitant’s death. We will use the surviving spouse’s age to calculate maximum annual withdrawals when, and if, the surviving spouse is eligible to enter the Lifetime Withdrawal Period. (For example, if the surviving spouse is 40, he or she will not be eligible to enter the Lifetime Withdrawal Period until he or she turns 59½.)

Guaranteed Lifetime Withdrawal Benefit (Joint Life) Plus

We also currently offer a Guaranteed Lifetime Withdrawal Benefit (Joint Life) Plus rider (“Joint GLWB Plus”) at the time the contract is issued. The Joint GLWB Plus differs from the GLWB Plus because allowable withdrawals under the rider are calculated based upon the youngest Participating Spouse’s age. Because of this, the surviving spouse’s income will not decrease upon the annuitant’s death if he or she was in the Lifetime Withdrawal Period at the time of death. Subject to the conditions described, the Joint GLWB Plus rider provides a guaranteed level of withdrawals from your contract in each contract year, beginning when the youngest spouse is age 59½ for the lifetime of you and your spouse. The Joint GLWB Plus rider may help protect you from the risk that you and your spouse might outlive your income. The Joint GLWB Plus differs from electing spousal continuation under the GLWB Plus because you have the potential to have a higher GLWB base upon the death of the first spouse, who is also the annuitant, with the Joint GLWB Plus. The Joint GLWB Plus has a higher charge than the GLWB Plus.

We may, at our sole option, offer the Joint GLWB Plus rider to existing contracts, in which case it may be added on a contract anniversary. You may not add the rider once either spouse is 86 years old. The Joint GLWB Plus rider is the same as the GLWB Plus rider except as described below.

During the annual credit period, the annual credit rate you may be eligible for is 6% simple interest of the Annual Credit Calculation Base for each year you do not take any withdrawals.

The maximum amount you may withdraw in a contract year under the Joint GLWB Plus rider without reducing your GLWB base is based upon the youngest participating spouse’s age when withdrawals begin. For Joint GLWB Plus riders applied for on or after May 1, 2014, the maximum amount you may withdraw in a contract year under the Joint GLWB Plus rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Youngest Participating Spouse’s Age	Maximum Annual Withdrawal %
59½ to 64	3.75%
65 to 69	4.00%
70 to 74	4.50%
75 to 79	5.00%
80 to 84	6.00%
85+	6.50%

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For Joint GLWB Plus riders applied for before May 1, 2014, the maximum amount you may withdraw in a contract year under the Joint GLWB Plus rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Youngest Participating Spouse’s Age	Maximum Annual Withdrawal %
59½ to 64	4.00%
65 to 67	4.65%
68 to 74	5.00%
75 to 79	5.75%
80 to 84	6.25%
85+	7.00%

In the future, we may offer Joint GLWB Plus riders that have different maximum annual withdrawal percentages.

The Joint GLWB Plus rider is available to two people who are legally married at the time the rider is added. We refer to these people as “Participating Spouses.” A Participating Spouse is one of two people upon whose life and age the benefits under the GLWB Plus rider are based. On the date the rider is added, either (a) the two Participating Spouses must be joint owners and one must be the annuitant or (b) one Participating Spouse is the owner and annuitant and the other is the sole beneficiary. No one can be added as a Participating Spouse after the rider is added to the contract, and once someone loses his or her status as a Participating Spouse, it cannot be regained. Status as a Participating Spouse will be lost in the following situations:

•  when a Participating Spouse dies;

• when a sole owner Participating Spouse requests that the other Participating Spouse be removed by giving Notice to us;

• if one Participating Spouse is the sole owner and the Participating Spouses divorce, the non-owner spouse will cease to be a Participating Spouse;

• if the Participating Spouses are joint owners and they divorce, the non-annuitant will cease to be a Participating Spouse.

Please note that if one of the spouses ceases to be a Participating Spouse, you will continue to be charged for the Joint GLWB Plus rider.

Under the Joint GLWB Plus rider, the amount you may withdraw under the rider is based upon the youngest Participating Spouse’s age. Therefore, if the youngest Participating Spouse is younger than 59½ years old, any withdrawals under the contract (including RMDs) will be excess withdrawals under the Joint GLWB Plus rider until the youngest Participating Spouse becomes 59½. Please carefully consider whether the Joint GLWB Plus is appropriate for you if there is a significant difference in age between you and your spouse.

If you choose the Joint GLWB Plus rider, there is an annual charge of 1.35% of the GLWB base (1.20% for riders applied for before May 1, 2014). We may increase the charge for the Joint GLWB Plus rider on any contract anniversary that your GLWB base is reset to the step-up base once the rider reaches the third anniversary. The new charge will not be higher than the then current charge for new issues of the rider or if we are not issuing the rider, a rate we declare, in our sole discretion. We guarantee the new charge will not exceed 2.40% of the GLWB base for the Joint GLWB Plus.

The 8-year guaranteed principal protection rider and deferral credit rider are not available for Joint GLWB Plus riders applied for on or after May 1, 2014.

If we are required by state law, we will allow civil union partners to purchase the Joint GLWB Plus rider and receive the same benefits as a Participating Spouse while both Participating Spouses are living. Please note that because civil union partners are not eligible for spousal continuation under the Code, there may be no benefit to such partners from buying the Joint GLWB Plus rider versus the GLWB Plus rider. You should consult with your tax advisor before purchasing this rider.

You will enter the Lifetime Annuity Period when (a) the youngest Participating Spouse is at least 59½ years old, and (b) the earlier of (i) the day your Contract Value goes to zero other than because of an excess withdrawal (such as due to a decline in market value or an allowable withdrawal) or (ii) the contract anniversary immediately following the annuitant’s 95th birthday. If your Contract Value goes to zero other than because of an excess withdrawal before the youngest Participating Spouse is 59½ years old, the Lifetime Annuity Period is deferred until the youngest Participating Spouse reaches age 59½. In that scenario, we will make the first payment immediately upon the youngest Participating Spouse reaching age 59½. During the Lifetime Annuity Period, we will pay you monthly payments in an annual amount equal to the then current annual withdrawal amount you may take under the Joint GLWB Plus rider (as based on the youngest Participating Spouse’s age) for the lifetime of the annuitant.

In lieu of the benefits under this rider, you may annuitize under the terms of your contract or under the terms of any single premium, immediate fixed annuity we offer based upon your Contract Value at that time.

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You should consult with your financial representative to determine which payout option is best for you.

If you are the sole owner and upon your death your surviving Participating Spouse elects spousal continuation, the GLWB base will be set equal to the greater of (a) Contract Value (after applying any applicable death benefit adjustments) or (b) the GLWB base as of the earlier of (i) the date we are in receipt of proof of the annuitant’s death or (ii) 90 days from the date of the annuitant’s death. Your Participating Spouse will be eligible to take withdrawals under this rider when he or she reaches age 59½ and the maximum annual withdrawal will be based on your spouse’s age when he or she begins taking such withdrawals. Please note that since civil union partners are not eligible for spousal continuation under the Code, they are also not eligible for spousal continuation under this rider.

Optional Guaranteed Minimum Income Benefit (“GMIB”) Riders

This section describes the optional Guaranteed Minimum Income Benefit (“GMIB”) riders that we may offer or may have offered in the past. Not all of the riders may be or may have been available in all states. You may only have one of the GMIB riders on your contract. Except as described below, if you choose a GMIB rider, you cannot later discontinue it. The GMIB riders we may offer or have offered in the past are the GMIB Plus with Annual Reset (2009), GMIB Plus with Annual Reset, GMIB Plus with Five Year Reset, GMIB Plus and GMIB. The GMIB riders guarantee minimum lifetime fixed income in monthly annuity payments.

Any guarantees under the contract that exceed the value of your interest in the separate account VAN such as those associated with the GMIB riders, are paid from our general account (not the VAN). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAN are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policyholder obligations.

GMIB Plus with Annual Reset (2009)

In those states where permitted, we may offer the GMIB Plus with Annual Reset (2009) rider at the time the contract is issued. You may not purchase the GMIB Plus with Annual Reset (2009) before the annuitant is age 45 or once the annuitant is age 79. If the GLWB Plus is available, you may not purchase the GMIB Plus with Annual Reset (2009).

The following is a summary of the GMIB Plus with Annual Reset (2009) rider. There are several terms used in this summary that are defined in the paragraphs below. The rider permits you take a withdrawal amount annually that equals 5% of your guaranteed earnings income base regardless of your Contract Value and without paying a surrender charge. Your permitted withdrawal amount will change at the beginning of each contract year to reflect any withdrawals taken in the prior contract year. After 10 years, you may begin to receive the guaranteed minimum income benefit payments described in this rider. You may choose to receive annuity payments as provided in your contract during the 10 year period, but your GMIB Plus with Annual Reset (2009) rider will then be of no further value to you. Your GMIB payments will be determined by applying your guaranteed income base to the annuity tables in the rider. The guaranteed income base is the greater of (a) your guaranteed earnings income base or (b) your step-up base. Your guaranteed earnings income base takes into account net purchase payments, a specified increase for each valuation period of your Contract Value, and withdrawals. Your step-up base is an amount that takes into account any increases to your Contract Value on each contract anniversary before annuitization. Certain contract owner actions can increase or decrease the base amounts (for example, making additional purchase payments, not taking permitted annual withdrawals, or withdrawals more than the annual amount permitted under the rider).

Guaranteed earnings income base.

The initial guaranteed earnings income base is equal to total net purchase payments made when you purchase the contract and within the first three months after the contract is issued. The guaranteed earnings income base is adjusted for withdrawals and is increased by (i) additional purchase payments and (ii) an increase for each valuation period, until the first contract anniversary after the annuitant’s 85th birthday or the date that is 24 years from the later of the date the rider is issued or the last reset, at an annual effective rate equal to the guaranteed earnings rate for values in variable portfolios or in one of the Asset Allocation Models. However, Contract Values allocated to the Fixed Accumulation Account will accumulate at the lesser of the guaranteed earnings rate or the rate of return being earned in that account. The guaranteed earnings rate for the GMIB Plus with Annual Reset (2009) is 5%.

The guaranteed earnings income base is decreased by withdrawals. Beginning 30 days after the rider is issued, any withdrawals you take during a contract year less than or equal to the GMIB withdrawal amount will reduce the guaranteed earnings income base by the amount of such withdrawals, in other words dollar for dollar. The GMIB withdrawal amount is determined by multiplying the GMIB withdrawal percentage by the guaranteed earnings income base as of the beginning of

Form 6723-NSLAC	53

the contract year. The GMIB withdrawal percentage for the GMIB Plus with the Annual Reset (2009) is 5%. For example, if the guaranteed earnings income base as of the beginning of the contract year is $100,000, withdrawals of $5,000 or less in that contract year will reduce the guaranteed earnings income base dollar for dollar. Beginning with the contract anniversary after the annuitant reaches age 85, withdrawals you make during a contract year equal to or less than GMIB withdrawal amount will not reduce the guaranteed earnings income base.

If you take withdrawals before the end of the year, there is a risk that the amount of your guaranteed earnings income base at the beginning of the next contract year will be less than the guaranteed earnings income base at the beginning of the current contract year, which would then reduce the amount that you can withdraw on a dollar for dollar basis in the next contract year. However, if you set up a systematic withdrawal program on a monthly, quarterly or semi-annual basis, we will adjust the guaranteed earnings income base at the beginning of the next contract year so that it equals the guaranteed earnings income base at the beginning of the current contract year as long as (a) you have not made any withdrawals before the earlier of (i) 31 days after the rider was issued, or (ii) the end of the first such periodic payment period, and (b) you have no amounts allocated to the Fixed Accumulation Account.

Any withdrawals you take in the first 30 days after the rider is issued and any withdrawals in excess of the GMIB withdrawal amount will reduce the guaranteed earnings income base pro rata. Under a pro rata reduction, the guaranteed earnings income base will be reduced by the same percentage that the withdrawal in excess of the GMIB withdrawal amount reduces your Contract Value. Only the portion of a withdrawal that is in excess of the GMIB withdrawal amount will reduce the guaranteed earnings income base pro rata. A pro rata reduction may materially reduce the income available under the GMIB rider in future years. Unless you are within the “no lapse” period described below, if you take an excess withdrawal and your Contract Value falls to zero, your rider and contract will terminate.

As an example of how withdrawals work under the GMIB Plus with Annual Reset (2009), assume your guaranteed earnings income base is $100,000 at the beginning of a contract year, so your GMIB withdrawal amount is $5,000 ($100,000 x .05). That means you can withdraw $5,000 dollar for dollar during that contract year. Assume your Contract Value is $90,000 and you take a withdrawal of $6,000. First, we process the portion of the withdrawal that is dollar for dollar, $5,000. Taking into account that portion of the withdrawal, your Contract Value is reduced to $85,000 and your guaranteed earnings income base to $95,000. Then, we process the portion of the withdrawal in excess of the GMIB withdrawal amount, $1,000. Because you have already taken your GMIB withdrawal amount, the $1,000 withdrawal will reduce the guaranteed earnings income base pro rata. Your guaranteed earnings income base is then reduced to $93,882, i.e. $95,000 – ([$1,000/$85,000] x $95,000).

The guaranteed earnings income base shall not exceed 15 times your total net purchase payments, minus amounts for any withdrawals from your contract. This means that, unless the step-up base is higher, the guaranteed income base, which is used to determine the monthly annuity payments under this rider, will not exceed 15 times your total net purchase payments. Any withdrawals you take during a contract year less than or equal to the GMIB withdrawal amount will reduce this limit by the amount of such withdrawals, in other words dollar for dollar. Any withdrawals in excess of the GMIB withdrawal amount will reduce this limit pro rata.

Step-up base.

At contract issue, the step-up base equals net purchase payments. The step-up base will increase automatically each contract anniversary, until the anniversary following the annuitant’s 85th birthday, if the Contract Value is higher than the previous step-up base. The step-up base is increased by the amount of each subsequent net purchase payment at the time of payment. All withdrawals are taken from the step-up base on a pro rata basis. That means the step-up base will be reduced by the same percentage the withdrawal reduces your Contract Value.

Annuitization.

You may not annuitize your contract under the rider until the GMIB Plus with Annual Reset (2009) rider has been in effect for at least 10 years. We may refer to this time period as the “10 year annuitization waiting period.” If you choose to receive annuity payments as provided in the contract or under a single premium annuity we offer instead of receiving GMIB payments, your GMIB rider will then be of no further value to you. You may elect to receive GMIB payments within 30 days after the rider’s 10th anniversary (or 10th anniversary of the date the rider was last reset, if applicable) or within 30 days after any later anniversary before the annuitant is age 91.

If the amount of annuity payments under the contract or under a single premium immediate annuity we offer at the time you elect to annuitize would be greater than the amount of payments under the GMIB Plus with Annual Reset (2009) rider, we will pay the larger amounts.

The guaranteed income base is used solely for the purpose of calculating GMIB payments. It does not provide a Contract Value or guarantee performance of any investment option. The level of lifetime income guaranteed by a GMIB rider may be less than the income that our current annuity factors would provide because (a) GMIB payments may assume a lower interest

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rate and (b) GMIB payments may be based on an assumption that you will live longer than the mortality assumed in our then-offered immediate annuities.

No Lapse.

With the GMIB Plus with Annual Reset (2009) rider, there is a “no lapse” provision allowing annuitization if your Contract Value is reduced to zero before the initial 10 year annuitization waiting period ends. With this provision, if prior to the time you are eligible to annuitize using your guaranteed income base, your Contract Value becomes zero, you can, at your option, annuitize your contract using your guaranteed income base at the annuitization rates provided under the rider for your age at the time of annuitization. However, if during any one contract year you withdraw more than the GMIB withdrawal amount, the “no lapse” protection is not available from the point of that “excess” withdrawal forward and you will forfeit this protection. If the GMIB rider is reset and your Contract Value at time of reset is greater than the guaranteed income base, then the “no lapse” protection will be reinstated. If the GMIB rider is reset and your Contract Value at the time of reset is less than the guaranteed income base, the “no-lapse” protection will not be reinstated.

Investment Restrictions.

If you purchase the GMIB Plus with Annual Reset (2009) rider, you must abide by investment restrictions. You must allocate any variable account portion of your purchase payments and Contract Value to (a) one of Asset Allocation Models 2, 3 or 4 or the Managed Volatility Model or (b) in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders.” You may allocate all or any portion of your purchase payments and Contract Value to the Fixed Accumulation Account, if available. The GMIB Plus with Annual Reset (2009) rider will be cancelled if you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders.” If the rider is so terminated, a prorated annual rider charge will be assessed.

Resets.

Subject to certain limitations, the GMIB Plus with Annual Reset (2009) rider provides you the option of resetting the guaranteed earnings income base to the current Contract Value each and every contract anniversary prior to the annuitant’s 81st birthday. If the Contract Value at the time of reset is higher than the guaranteed earnings income base and you reset, you may make larger withdrawals on a dollar for dollar basis from the new guaranteed earnings income base. At every eligible reset anniversary, you can reset the guaranteed earnings income base by notifying us within 30 days after the contract anniversary date in writing or other method we agree to. If you reset, the maximum guaranteed earnings income base will be reset to 15 times the then-current Contract Value. The guaranteed earnings income base is not reset automatically to the current Contract Value. You must elect to reset it.

If you elect to reset the guaranteed earnings income base, a new 10 year annuitization waiting period will begin. That is, you will not be eligible to annuitize using the guaranteed income base for the ten year period following the reset. You may choose to receive annuity payments as provided in your contract during the ten year period or under a single premium, immediate annuity we may generally make available at the time, but your GMIB rider will then be of no further value to you.

When the optional death benefit ARDBR (2009) has also been purchased, resetting the GMIB Plus with Annual Reset (2009) also resets the ARDBR (2009) earnings base. Resetting the GMIB Plus with Annual Reset (2009) is the only way in which the ARDBR (2009) can be reset.

Charge.

There is an additional annual charge for the GMIB Plus with Annual Reset (2009) rider of 0.95% of your guaranteed income base. We may increase the charge for this rider on any reset. The new charge will be no higher than the then current charge for new issues of the GMIB Plus with Annual Reset (2009) rider, which we guarantee will not exceed 1.50%.

If you have notified us that you elect to reset and we notify you of a charge increase effective upon reset, you may decline to accept an increase in the charge for the rider by revoking your request to reset. If you wish to decline an increase in charge by revoking the reset, you must notify us in writing, or in any other manner acceptable to us, within 30 days after the contract anniversary the guaranteed earnings income base is reset. If you elect to reset the guaranteed earnings income base in the future, however, your rate will be increased upon reset to the then-current charge for the GMIB Plus with Annual Reset (2009) rider.

Please note that if you have purchased the ARDBR (2009) and you decline a charge increase with the GMIB Plus with Annual Reset (2009) rider by refusing a reset of the guaranteed earnings income base, you will not be able to reset the ARDBR (2009).

The annual charge for the rider will continue even if the underlying Funds’ investment performance surpasses the GMIB guarantees. The charge for the GMIB Plus with Annual Reset (2009) rider ends when you begin to receive annuity or GMIB payments, or the rider has expired at the first contract anniversary after the annuitant’s 90th birthday.

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You may withdraw the GMIB withdrawal amount under the rider without a surrender charge even if that amount exceeds 10% of your Contract Value.

Since you may only purchase the ARDBR (2009) if you purchase the GMIB Plus with Annual Reset (2009) rider, any termination of the GMIB Plus with Annual Reset (2009) rider will automatically terminate the ARDBR (2009) as well. If you have purchased the ARDBR (2009) and subsequently violate the investment restrictions of the GMIB Plus with Annual Reset (2009), both the GMIB Plus with Annual Reset (2009) rider and the ARDBR (2009) will be cancelled.

Required Minimum Distributions.

Tax qualified retirement plans and Individual Retirement Annuities have minimum distribution requirements. Your required minimum distribution per year may exceed your GMIB withdrawal amount which would result in a pro rata reduction in the guaranteed earnings income base. See “Federal Tax Status” and “Appendix A —IRA Disclosure Statement.” You could be subject to tax penalties if you do not begin taking withdrawals until after your required minimum distribution beginning date. Please consult your tax advisor to determine if the GMIB Plus with Annual Rest (2009) rider is appropriate for you.

Other Versions

This section describes the other optional GMIB riders that we offered in the past. Not all of the riders may have been available in all states.

GMIB

You may have added a GMIB rider to your contract at the time the contract was issued. All of the GMIB riders guarantee minimum lifetime fixed income in monthly annuity payments.

The amount of these payments for the GMIB rider is determined by applying the “guaranteed income base” to the annuity tables in the GMIB rider. The guaranteed income base is the greater of (a) your “guaranteed earnings income base,” which is your total purchase payments, from the time the GMIB rider is issued until the GMIB payments begin or you reach age 85, accumulated at an annual rate of 5.5% or (b) your “step-up base,” which is your highest total Contract Value as of any contract anniversary before the annuitant attains age 80. The guaranteed income base is reduced proportionately for any withdrawals. If the annuitant is age 76 to 80 when GMIB is purchased, the guaranteed annual rate is 4% instead of 5.5%. You may not purchase GMIB after the annuitant is age 80.

If the amount of annuity payments under the contract or under a single premium immediate annuity we offer at the time you elect to annuitize would be greater than the amount of payments under the GMIB rider, we will pay the larger amounts.

If you choose GMIB, there is an annual charge, at the end of each contract year, of 0.45% of the guaranteed income base as of each contract anniversary. The charge for GMIB ends when you begin to receive annuity or GMIB payments, or the rider has expired at the later of your age 85 or 10 years after you purchased the rider. Except as described below, if you choose GMIB, you cannot later discontinue it. The annual charge for GMIB will continue even if the underlying Funds’ investment performance surpasses the GMIB guarantees. The GMIB rider is no longer available. Last available purchase date depends on state of contract issue. See your representative for more information.

You may not begin to receive GMIB payments until the GMIB rider has been in effect for at least 10 years. We may refer to this time period as the “ten year annuitization waiting period.” If you choose to receive annuity payments as provided in the contract or under a single premium annuity we offer instead of receiving GMIB payments, your GMIB rider will then be of no further value to you. You may elect to receive GMIB payments within 30 days after the rider’s 10th anniversary or within 30 days after any later anniversary before the annuitant is age 85. If the annuitant is age 76 to 80 when you purchase GMIB, your GMIB payments must begin on the rider’s 10th anniversary.

The guaranteed income base is used solely for the purpose of calculating GMIB payments. It does not provide a Contract Value or guarantee performance of any investment option. The level of lifetime income guaranteed by GMIB may be less than the income that our current annuity factors would provide because, (a) GMIB payments may assume a lower interest rate and (b) GMIB payments may be based on an assumption that you will live longer than the mortality assumed in our then-offered immediate annuities.

GMIB Plus

In those states where permitted, we offered a GMIB “Plus” rider. The GMIB Plus rider is no longer available. Last available purchase date depends on state of contract issue. See your representative for more information. You may not have both GMIB and GMIB Plus on the same contract, and we may limit the availability of one or the other of the riders in any state. GMIB Plus is identical to GMIB except for these three differences:

(1) For GMIB Plus, any withdrawals you make during a contract year equal to or less than the amount that the guaranteed earnings base has increased during that year will reduce the guaranteed earnings income base dollar for dollar.

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(2) The step-up income base is your highest total Contract Value as of any anniversary before the annuitant attains age 85, rather than 80.

(3) The annual charge for GMIB Plus is 0.50% of the guaranteed income base.

(4) Regardless of the annuitant’s age when the rider is issued, the guaranteed earnings rate is reduced to 0% on the earlier of the date that the annuitant attains age 85 or the date that is 24 years from the date that the rider is first issued.

GMIB Plus with Five Year Reset

In those states where permitted, we offered a GMIB Plus with Five Year Reset rider. The GMIB Plus with Five Year Reset was not available for purchase after May 15, 2009. The GMIB Plus with Five Year Reset was not available for purchase after the annuitant was age 79. The GMIB Plus with Five Year Reset rider is identical to GMIB Plus except:

(1) For the GMIB Plus with Five Year Reset you may reset the guaranteed earnings income base on the fifth contract anniversary and the annual charge is 0.50% of the guaranteed income base.

(2) There is a “no lapse” provision allowing annuitization if your Contract Value is reduced to zero before the ten year annuitization waiting period.

With the “no-lapse” provision listed above, if prior to the time you are eligible to annuitize using your guaranteed income base, your Contract Value becomes zero, you can, at your option, annuitize your contract using your then-guaranteed income base at the annuitization rates provided under the GMIB rider for your then-age. However, if during the ten year rider period you withdraw more than amounts eligible for dollar-for-dollar treatment to the guaranteed earnings income base, you will forfeit this protection. That is to say, if during any one contract year you withdraw more than 5.5% of the guaranteed earnings income base (4% if the rider was issued after age 75) the “no lapse” protection is not available from the point of that “excess” withdrawal forward. We may allow you to reinstate the “no lapse” protection if the GMIB rider is reset and your Contract Value at the time of reset is greater than the guaranteed income base.

GMIB Plus with Annual Reset

In those states where permitted, we offered a GMIB Plus with Annual Reset rider. You could not purchase the GMIB Plus with Annual Reset if the GMIB Plus with Annual Reset (2009), GLWB or Joint GLWB was available. You could purchase GMIB Plus with Annual Reset until the annuitant was age 75. GMIB Plus with Annual Reset rider is identical to GMIB Plus with Five Year Reset rider except that you may reset the guaranteed earnings income base on each contract anniversary and the annual charge is 0.65% of the guaranteed income base.

The effect of the GMIB, GMIB Plus, GMIB Plus with Five Year Reset, and GMIB Plus with Annual Reset riders is to allow you to withdraw an amount equal to the amount by which your guaranteed earnings income base has grown without reducing the guaranteed earnings income base below its amount as of the beginning of the current contract year. The GMIB Plus, GMIB Plus with Five Year Reset and GMIB Plus with Annual Reset allow those contract owners to access cash values for income immediately, provided no more than 5.5% (or 4% depending on age at the time the rider is issued) is withdrawn yearly, while leaving the guaranteed earnings income base at or above the level it began the contract year at. You could for instance take withdrawals of 5.5% (4% for issue ages 76 or greater) of the contract year’s beginning guaranteed earnings income base year after year and the guaranteed earnings income base would then remain at its original level if you make no other purchase payments or withdrawals. In contrast, the GMIB’s pro rata deduction against the guaranteed earnings income base could adversely impact the contract owners taking income in that the guaranteed amount could be reduced more aggressively than with the GMIB Plus, GMIB Plus with Five Year Reset and GMIB Plus with Annual Reset riders. In any event, the step-up base is adjusted pro rata for any withdrawals.

Subject to certain limitations, the GMIB Plus with Five Year Reset and the GMIB Plus with Annual Reset riders provide you the option of resetting the guaranteed earnings income base to the then-current Contract Value. The GMIB Plus with Five Year Reset rider allows you to reset every 5th contract anniversary prior to the annuitant’s 75th birthday. The GMIB Plus with Annual Reset rider allows you to reset each and every contract anniversary up to the later of the annuitant’s 75th birthday or the fifth rider anniversary, with a minimum opportunity of 5 annual resets. If the Contract Value at the time of reset is higher than the guaranteed earnings income base, you may make larger withdrawals on a dollar for dollar basis from the new guaranteed earnings income base. At every eligible reset anniversary, you can reset the guaranteed earnings income base by notifying the Company within 30 days after the contract anniversary date in writing or other method the Company agrees to. If you elect to reset the guaranteed earnings income base a new ten year annuitization waiting period will begin and you will be required to enter a new rider charge period. That is, you will not be eligible to annuitize using the guaranteed income base for the ten year period following the reset. You may choose to receive annuity payments as provided in your contract during the ten year period or under a single premium, immediate annuity we may generally make available at the time, but your GMIB rider will then be of no further value to you.

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In any event, resetting may not be elected after the annuitant’s 79th birthday. Because of this, contract owners close to age 75 should consider whether the annual reset option is of benefit to them.

When the optional death benefit ARDBR has also been purchased, resetting the GMIB Plus with Annual Reset also resets the ARDBR earnings base. Resetting the GMIB Plus with Annual Reset is the only way in which the ARDBR can be reset.

Tax qualified retirement plans and Individual Retirement Annuities have minimum distribution requirements. Participants may be required to begin receiving payments from a tax qualified contract before the rider’s 10th anniversary. See “Federal Tax Status” and “Appendix A — IRA Disclosure Statement.” You could be subject to tax penalties if you do not begin receiving GMIB payments until after your required minimum distribution beginning date. Please consult your tax advisor to determine if the GMIB riders are appropriate for you.

Optional Guaranteed Principal Access (“GPA”)

In the past we offered a Guaranteed Principal Access (“GPA”) rider in those states where permitted. The GPA rider was not available for purchase after May 1, 2009. With certain restrictions, this rider guarantees:

i. you will be able to withdraw a portion (up to 7% or 8% annually, depending on the rider you choose) of your contract’s beginning guaranteed principal amount for a term of ten years, regardless of the then current cash value of your contract, and

ii. we will add into the contract the excess, if any, of the guaranteed principal amount, adjusted for withdrawals, over the eligible Contract Value, if the eligible Contract Value is positive at the end of the ten year term. The eligible Contract Value is the Contract Value attributable to the beginning principal amount; and

iii. we will allow you to take periodic withdrawals from your contract as described below in a total amount equal to the excess of the guaranteed principal amount, adjusted for withdrawals, over the eligible Contract Value, if the eligible Contract Value is reduced to zero during the ten year term.

Any guarantees under the contract that exceed the value of your interest in the separate account VAN, such as those associated with the GPA, are paid from our general account (not the VAN). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAN are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations.

The GPA is beneficial to those contract owners who anticipate taking withdrawals over a limited time and who are concerned about possible decreases in Contract Values affecting the amount available for their withdrawal. This rider differs from the Guaranteed Principal Protection (“GPP”) rider because the GPP rider does not contemplate, nor guarantee withdrawals. If you do not anticipate withdrawing money from your rider in the next ten years, you may wish to purchase the GPP rider which guarantees your principal at the end of the ten years and costs less than the GPA rider. Because GPA involves withdrawals, the amount you may annuitize under your contract may be less than you would otherwise have if you had not elected withdrawals.

If you select this rider, at the end of the ten-year rider period, we will credit your contract with the difference between the remaining unused guaranteed principal amount and the remaining eligible Contract Value. If at the end of the rider term the variable Contract Value relating to the guaranteed principal amount exceeds the unused guaranteed principal amount, there will be no additional amounts added to your rider.

You may apply for the GPA rider at the time you apply for the contract. We may, at our sole option, also offer the GPA rider to existing contracts, in which case it may be added on a contract anniversary so long as the annuitant is under age 81 at the time the rider is issued. In addition, the GPA rider is not available in conjunction with the GPP rider or any of the Guaranteed Minimum Income Benefit (“GMIB”) riders we may offer. If you select the GPA rider, the variable portion of your Contract Values must be allocated to and, for the duration of the rider, remain in one of the Asset Allocation Models and you must abide by all the rules associated with the Asset Allocation Models (see “Optional Asset Allocation Models”). You may also have a portion of your Contract Values in a fixed accumulation account or a dollar-cost averaging account that transfers to a model, that we may offer while this rider is in force.

The annual charge for the rider is deducted on each contract anniversary and is .40% of your average annual Contract Value for the 7% GPA rider and .50% of your eligible average annual Contract Value for the 8% GPA rider.

The annual amount you may withdraw is a percentage (7% or 8%) of the beginning guaranteed principal amount. The beginning guaranteed principal amount is defined as your initial purchase payment, plus any additional purchase payments received within the first six months after the contract is issued. If the rider is added after issue, the beginning guaranteed principal amount is the then-current Contract Value.

Form 6723-NSLAC	58

It is not necessary that you withdraw from the guaranteed amount from your contract each year. However, the amount available for withdrawal is not cumulative from year to year. For example, if you only withdraw 5% of an eligible 7%, the amount available the next year is still 7%. The amount you elect not to withdraw in a year remains guaranteed and will be included in the amount to be added to the contract, if any, at the end of the ten year withdrawal period.

You may also withdraw more than the annual guaranteed withdrawal amount in a given year. However, the excess withdrawal amount will function to reduce the amount guaranteed for withdrawal in later years of the rider. The amount eligible for withdrawal during the remainder of the rider period following an excess withdrawal is the lesser of the Contract Value immediately following the excess withdrawal or the guaranteed principal amount less the amount withdrawn. The amount you may withdraw on a guaranteed basis will be less than the amount you were able to withdraw and on the next contract anniversary, you will begin a new 10-year term and your guaranteed annual withdrawal amount will be recalculated. As a result, if you take an excess withdrawal when your total Contract Value is less than your beginning guaranteed principal amount, you will forfeit a portion of the prior beginning guaranteed principal amount. In addition, if you take an excess withdrawal and as a result your Contract Value related to the beginning guaranteed principal amount is zero, you will have no benefit under the GPA rider. Also, an excess withdrawal may impact the amount you will receive under a scheduled payment or withdrawal plan because the guaranteed withdrawal amount eligible for withdrawal in future years is decreased.

If you terminate the rider, either by notifying us before the next contract anniversary date or by moving Contract Values out of the optional Asset Allocation Models, a full annual rider charge will be assessed without being prorated to the date of termination.

After the rider has been in effect for at least 5 years, we offer you the opportunity to reset the GPA rider. You may reset the rider on a subsequent contract anniversary so long as the annuitant has not reached age 81. Upon resetting the rider, you will be eligible to annually withdraw 7% or 8% of the then-current total Contract Value each of the next 10 years. The charge for a rider upon reset may be higher than the initial charge for the rider based on rates applicable to new contracts. You may reset the rider more than once, but you must wait 5 years between resets.

If, during the course of the rider, your eligible Contract Value decreases to zero and you are still eligible for guaranteed withdrawals, we will pay the remaining guaranteed principal amount in a series of preauthorized withdrawals, for which we may limit the amount or frequency. In other words, the remaining guaranteed principal amounts are paid to you through a single premium immediate fixed annuity. You may elect any payout option you wish, except that the annual payouts may not exceed the guaranteed principal withdrawal amount you would have otherwise been entitled to receive. As such, your annual payments will continue beyond the end of the ten year term until your remaining guaranteed principal amount is paid out in full. We will not pay interest on the amounts to be paid to you under these circumstances. Additionally, if your entire Contract Value decreases to zero, we will not accept any additional purchase payments under the contract and the contract will cease to provide any death benefit.

The rider will continue only upon the death of the owner and the transfer of the contract through the spousal continuation provision of your contract. Upon a spousal transfer, the new owner has all the rights of the original owner, including the right to reset the rider and renew the rider at the end of the 10-year term. Unless there is a spousal continuation, this rider terminates upon the death of the owner.

Optional Guaranteed Principal Protection (“GPP”)

In those states where permitted, we may offer the GPP rider when you apply for the contract. We may, at our sole option, also offer the GPP rider to existing contracts, in which case it may be added on a contract anniversary, if the annuitant is then under age 80. GPP is not available when your contract includes the optional GPA rider.

If you continue the GPP rider until the end of its 10-year term, and do not make any withdrawals, we guarantee that your eligible Contract Value will not be less than it was at the beginning of the 10-year term. On the last day of the 10-year term, we will add an amount to your total Contract Value to increase it to the “guaranteed principal amount” if the eligible Contract Value at the end of the 10-year term is less than the guaranteed principal amount. The guaranteed principal amount is the Contract Value:

(a) as of the first day of the rider’s term or

(b) the amount in (a) plus the total of any purchase payments made in the first 6 months if the rider was included in the contract when you purchased the contract,

(c) reduced pro rata for any withdrawals you made.

Contract Value attributable to purchase payments made after the rider is added (or after the first 6 months if the rider is included when the contract was issued) are not included in the guaranteed principal amount and do not count as part of your eligible Contract Value at the end of the term for purposes of determining the benefit amount.

Form 6723-NSLAC	59

Any guarantees under the contract that exceed the value of your interest in the separate account VAN, such as those associated with the GPP, are paid from our general account (not the VAN). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAN are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations.

If you choose GPP, you must allocate all variable Contract Values to one of the Asset Allocation Models (see Optional Asset Allocation Models) during the entire 10-year term of the rider. You may change asset allocation models at any time. You may also have a portion of your Contract Values in a fixed accumulation account or a dollar-cost averaging account we may offer while this rider is in force. If you stop using a model, we will cancel the GPP rider. You may cancel the GPP rider as of any contract anniversary by notifying us before that anniversary. Cancellation of the GPP rider does not affect any other contract features. You may continue using an Asset Allocation Model after the GPP rider ends.

In those states where permitted, for riders applied for on or after May 15, 2009, the charge for the GPP rider is made on each contract anniversary at the rate of 0.55% of the average of your guaranteed principal amount at the beginning and the end of each contract year. (The charge for other riders is 0.20%.) This charge will discontinue if the GPP rider is cancelled. However, if the GPP is canceled because you stop using a model, a full annual rider charge will be assessed without being prorated to the date of cancellation.

At the end of the 10-year term, you may reset the rider for another 10-year term if the annuitant is then under age 80. The guaranteed principal amount under the new GPP 10-year term will be your total Contract Value as of the end of the 10-year term then ended, including any amount we then add pursuant to the earlier GPP 10-year term, subject to adjustment for any withdrawals. You may also reset the GPP rider’s guaranteed principal amount at the current Contract Value on any contract anniversary after the rider has been in effect for at least 5 years (if the annuitant is then under age 80). This starts a new 10-year rider term.

If the annuitant dies during the 10-year term, and his or her spouse continues the contract, the GPP rider may also be continued.

We currently offer the GPP (2012) rider. GPP (2012) is identical to the GPP except for the investment restrictions and the charge. Once the GPP (2012) is available, you may not purchase the GPP. Neither the GPP (2012) nor the GPP is available when your contract includes the GPA or any GLWB rider.

With the GPP (2012), you must allocate your purchase payments and Contract Value (a) to the Managed Volatility Model or (b) in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders.” You may not allocate purchase payments or Contract Value to the Fixed Accumulation Account or to any of the other Asset Allocation Models. You may allocate purchase payments to the Enhanced DCA account and transfer amounts in accordance with the investment restrictions. The GPP (2012) rider will be terminated if you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders.” If the rider is so terminated, a prorated annual rider charge will be assessed.

If you choose the GPP (2012) rider, there is an annual charge of 0.45% of the average of your guaranteed principal amount at the beginning and the end of each contract year. We may increase the charge for the GPP (2012) on any contract anniversary that you reset the rider. That means if you never reset your GPP (2012), we will not increase your charge. The new charge will be no higher than the then current charge for new issues of this rider or if we are not issuing this rider, a rate we declare, in our sole discretion. We guarantee the new charge will not exceed 0.90% of the average of your guaranteed principal amount at the beginning and the end of each contract year.

Summary of Optional Living Benefit Riders.

The following is a summary of the currently available optional living benefit riders. For complete details on the riders, see the individual descriptions above.

Form 6723-NSLAC	60

Optional Rider	Features	Who may want to consider the Rider	Charge

GPP (2012) rider

• Guarantees return of principal without annuitization on the 10th rider anniversary if you take no withdrawals.

• If, at the end of the rider’s ten-year term, the eligible Contract Value is less than the guaranteed principal amount, the difference will be added to the contract.

• The guaranteed principal amount is adjusted pro-rata for any withdrawals.

• Investment restrictions (fewer investment options available).

• Cannot purchase once the annuitant is 80.

		Those who are afraid of market risk and want to invest without fear of losing their original principal.	1.30% (maximum) 0.65% (current)

GLWB Plus

• Provides a guaranteed level of withdrawals in each contract year beginning when the annuitant is 59½ for the lifetime of the annuitant.

• Excess withdrawals reduce the GLWB base by the greater of a pro-rata reduction or the dollar amount of the withdrawal.

• GLWB base steps-up to current Contract Value each contract anniversary, if higher.

• 6% annual credit to the GLWB base for each of the first ten years if you take no withdrawals.

• Investment restrictions (fewer available investment options).

• Cannot purchase once the annuitant is 86.

		Those who want to protect their retirement income but still desire market exposure and want to protect against the risk of outliving their income for a single life.	2.00% (maximum) 1.05% (current)
Joint GLWB Plus

• Like the GLWB Plus except that it provides a guaranteed level of withdrawals in a contract year beginning when the youngest spouse is 59½ for the lifetime of the annuitant and the surviving spouse.

• Available to two people who are legally married at the time the rider is issued.

• Spousal continuation provides for a higher potential GLWB base upon the death of the first spouse.

• Investment restrictions (fewer available investment options).

• Cannot purchase once either spouse is 86.

		Those who want to protect their retirement income but still desire market exposure and want to protect against the risk of outliving their income for both spouses.	2.40% (maximum) 1.35% (current)

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Other Contract Provisions

Assignment

Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. We may require that any assignee or owner have an insurable interest in the life of the annuitant. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-qualified contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

• the annuitant,

• a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

• the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

• as otherwise permitted by laws and regulations governing plans for which the contract may be issued.

Reports and Confirmations

Before the annuity payout date, we will send you quarterly statements showing the number of units credited to the contract by Fund and the value of each unit as of the end of the last quarter. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.

We will send you a written confirmation of your purchase payments, transfers and withdrawals. For regularly recurring transactions, such as dollar cost averaging and payroll deduction programs, we may confirm the transactions in a quarterly report. Review your statements and confirmations to verify their accuracy. You must report any error or inaccuracy to us within 30 days. Otherwise, we are not responsible for losses due to the error or inaccuracy.

Substitution for Fund Shares

If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future purchase payments. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAN.

Contract Owner Inquiries

Direct any questions to National Security, Variable Annuity Administration, P.O. Box 5378, Cincinnati, Ohio 45201-5378; telephone 1-877-446-6020 (8:30 a.m. to 4:30 p.m., Eastern time).

Performance Data

We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract charge but does not reflect the deduction of any applicable contract administration charge or surrender charge. The deduction of a contract administration charge or surrender charge would reduce any percentage increase or make greater any percentage decrease.

Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable contract administration charges and surrender charges as well as applicable asset-based charges.

We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor’s 500 Stock Index, IBC’s Money Fund Reports, Lehman Brothers Bond Indices, the Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.

Form 6723-NSLAC	62

Federal Tax Status

The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser to apply the law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.

We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the “Code”). Since the operations of VAN are a part of, and are taxed with, our operations, VAN is not separately taxed as a “regulated investment company” under Subchapter M of the Code. The law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAN or upon capital gains realized by VAN on redemption of Fund shares.

The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the Contract Value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. (As of the date of this prospectus, proposals to modify taxation of annuities may be under consideration by the federal government.) The owner of a non-tax qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year.

The income and gains within an annuity contract are generally tax deferred. Within a tax-qualified plan, the plan itself provides tax deferral. Therefore, the tax-deferred treatment otherwise available to an annuity contract is not a factor to consider when purchasing an annuity within a tax-qualified plan or arrangement.

When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no “investment in the contract” and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the years you receive the payments.

When annuity payments begin, each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the purchase payments nor previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your “investment in the contract.” You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your “investment in the contract” divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once you recover your “investment in the contract,” all further annuity payments will be included in your taxable income.

A withdrawal of contract values is taxable as ordinary income in the year received to the extent that the accumulated value of the contract immediately before the payment exceeds the “investment in the contract.” If you elect to withdraw any portion of your accumulated value in lieu of receiving annuity payments, that withdrawal is treated as a distribution of earnings first and only second as a recovery of your “investment in the contract.” Any part of the value of the contract that you assign or pledge to secure a loan will be taxed as if it had been a withdrawal and may be subject to a penalty tax.

Under tax regulations, all contracts issued in the same calendar year to the same owner should be treated as one contract for tax reporting purposes, so that cost basis and gain will be aggregated for the purpose of determining the taxable portion of any withdrawal.

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

• received on or after the taxpayer reaches age 59 ½;

• made to a beneficiary on or after the death of the annuitant;

•  attributable to the taxpayer’s becoming disabled;

• made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

•  from a contract that is a qualified funding asset for purposes of a structured settlement;

•  made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity;

Form 6723-NSLAC	63

• incident to divorce;

• a qualified reservist distribution; or

• a distribution from an IRA for a first home purchase;

• taken from an IRA for higher education expenses; or

• taken from an IRA for a qualified first-time home purchase (up to $10,000) or qualified education expenses.

Any taxable amount you withdraw from an annuity contract is automatically subject to 10% withholding unless you elect not to have withholding apply. If you elect not to have withholding apply to an early withdrawal or if an insufficient amount is withheld, you may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. If you fail to provide your taxpayer identification number, any payments under the contract will automatically be subject to withholding. The Code requires 20% withholding for distributions from contracts owned by tax qualified plans.

Tax-Deferred Annuities

Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income purchase payments made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. You may make this exclusion to the extent that the aggregate purchase payments plus any other amounts contributed to purchase the contract and toward benefits under qualified retirement plans do not exceed certain limits in the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts you receive under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing “investment in the contract.” Under certain circumstances, amounts you receive may be used to make a “tax-free rollover” into one of the types of individual retirement arrangements permitted under the Code. Amounts you receive that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless you directly roll over such amounts from the tax-deferred annuity to the individual retirement arrangement.

With respect to earnings accrued and purchase payments made after December 31, 1988, for a contract set up under Section 403(b) of the Code, distributions may be paid only when the employee:

• attains age 59 ½,

• separates from the employer’s service,

• dies,

• becomes disabled as defined in the Code, or

• incurs a financial hardship as defined in the Code.

In the case of hardship, cash distributions may not exceed the amount of your purchase payments. These restrictions do not affect your right to transfer investments among the Funds and do not limit the availability of transfers between tax-deferred annuities.

Qualified Pension or Profit-Sharing Plans

Under present law, purchase payments made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403 of the Code, are generally excludable from the employee’s gross income. Any purchase payments made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an “investment in the contract” under Section 72 of the Code for the employee’s annuity benefits. Salary reduction payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from the employee’s gross income up to certain limits in the Code, and therefore are not considered “investment in the contract”.

The Code requires plans to prohibit any distribution to a plan participant prior to age 59 ½, except in the event of death, total disability, financial hardship or separation from service (special rules apply for plan terminations). Distributions generally must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70 ½. Premature distribution of benefits or contributions in excess of those permitted by the Code may result in certain penalties under the Code. (Special tax treatment, including capital gain treatment and 5-year forward averaging, may be available to those born before 1936). If you receive such a distribution you may be able to make a “tax-free rollover” of the distribution less your “investment in the contract” into another qualified plan in which you are a participant or into one of the types of individual retirement arrangements permitted under the Code. Your surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code.

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Amounts received that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.

Withholding on Annuity Payments

Distributions from tax-deferred annuities (i.e. 403b plans) or qualified pension and profit sharing plans that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless such amounts are directly rolled over to an individual retirement arrangement or another qualified plan. Federal income tax withholding is required on annuity payments. However, recipients of annuity payments are allowed to elect not to have the tax withheld. This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number, any payments under the contract will automatically be subject to withholding.

Individual Retirement Annuities (IRAs)

See IRA Disclosure Statement (Appendix A), following.

Form 6723-NSLAC	65

Appendix A

IRA Disclosure Statement

This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your Roth IRA, your simplified employee pension IRA (SEPP-IRA) for employer contributions, your Savings Incentive Match Plan for Employees (SIMPLE) IRA, or to one you purchase for your spouse. You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service.

Free Look Period

The annuity contract offered by this prospectus gives you the opportunity to revoke the contract for a full refund within 7 days after you receive it (or a longer period as may be required by your state law) and for IRAs, get a refund of the greater of your purchase payments or the current Contract Value if you exercise your free look. We deem you to receive the contract and the free look period to begin five days after we mail your contract to you. This is a more liberal provision than is required in connection with IRAs. To exercise this “free-look” provision, you must return the contract to us within the free look period. We must receive your contract at our administrative office (the address listed on the first page of the prospectus) by 4:00 p.m. Eastern time on the last day of the free look period.

Eligibility Requirements

IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.

Contributions and Deductions

Contributions to a traditional IRA will be deductible if you are not an “active participant” in an employer maintained qualified retirement plan or if you have Adjusted Gross Income which does not exceed the “applicable dollar limit”. For a single taxpayer, the applicable dollar limitation is $61,000 in 2016, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $61,000 and $71,000. For married couples filing jointly, the applicable dollar limitation is $98,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $98,000-$118,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $71,000 for individuals and $118,000 for married couples filing jointly. IRA contributions must be made by no later than the time you file your income tax return for that year. Special limits apply for the non-active participant spouse where a joint return is filed with an active participant.

The IRA maximum annual contribution and the associated tax deduction is limited to the lesser of: (1) $5,500 in 2016 or (2) 100% of your earned compensation. Those age 50 or older may make an additional IRA contribution of $1,000 per year in 2016. Contributions in excess of the limits may be subject to penalty. See below.

The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) $5,500 or (2) 100% of taxable alimony.

Contributions made by your employer to your SEPP-IRA are excludable from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEPP-IRA will be entitled to elect to have their employer make contributions to their SEPP-IRA on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee’s behalf to the SEPP, the employee’s salary is reduced by the amount of the contribution and those funds are not treated as current taxable income. Salary-reduction SEPP-IRAs (also called “SARSEPs”) are available only if at least 50% of the employees elect to have amounts contributed to the SEPP-IRA and if the employer has 25 or fewer employees at all times during the preceding year. New SARSEPs may no longer be established. Elective deferrals under a SARSEP are subject to an inflation-adjusted limit which is $18,000 for 2016.

Under a SEPP-IRA agreement, the maximum annual contribution which your employer may make on your behalf to a SEPP-IRA contract which is excludable from your income is the lesser of 100% of your salary or $53,000. An employee who is a participant in a SEPP-IRA agreement may make after-tax contributions to the SEPP-IRA contract, subject to the contribution limits applicable to IRAs in general. Those employee contributions will be deductible subject to the

Form 6723-NSLAC	66

deductibility rules described above. The Internal Revenue Service has reviewed the format of your SEPP-IRA and issued an opinion letter to us stating that it qualifies as a prototype SEPP-IRA.

If you or your employer should contribute more than the maximum contribution amount to your IRA or SEPP-IRA, the excess amount will be considered an “excess contribution”. You may withdraw an excess contribution from your IRA (or SEPP-IRA) before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.

Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year.

An individual retirement annuity must be an annuity contract. In our opinion, the optional additional death benefits available under the contract are part of the annuity contract. There is a risk, however, that the Internal Revenue Service would take the position that one or more of the optional additional death benefits are not part of the annuity contract. In such a case, the charges for the optional additional death benefits would be considered distributions from the IRA and would be subject to tax, including penalty taxes. The charges for the optional additional death benefits would not be deductible. It is possible that the IRS could determine that optional death proceeds in excess of the greater of the Contract Value or net purchase payments are taxable to your beneficiary. Should the IRS so rule, we may have to tax report such excess death benefits as taxable income to your beneficiary. If the IRS were to take such a position, we would take all reasonable steps to avoid this result, including the right to amend the contract, with appropriate notice to you.

The contracts are not eligible for use in Puerto Rico IRAs.

IRA for Non-working Spouse

If you establish an IRA for yourself, you may also be eligible to establish an IRA for your “non-working” spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to $11,000 may be made to the two IRAs if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an amount equal to the least of (i) the amount contributed to the IRA’s; (ii) $11,000; or (iii) 100% of your combined gross income.

Contributions in excess of the contribution limits may be subject to penalty. See above under “Contributions and Deductions”. If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.

Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.

Rollover Contribution

Once every year, you may withdraw any portion of the value of your IRA (or SEPP-IRA) and move it to another IRA. Withdrawals may also be made from other IRAs and contributed to this contract. Note – you are limited to one rollover per year regardless of how many IRA contracts you own. This transfer of funds from one IRA to another is called a “rollover” IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You are not allowed a tax-deduction for the amount of any rollover contribution. Transfers of funds directly from one IRA to another IRA, if done properly, is not a rollover and is not subject to the once per year limitation.

A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. You may later roll over such a contribution to another qualified retirement plan. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)

Premature Distributions

At no time can an interest in your IRA (or SEPP-IRA) be forfeited. The federal tax law does not permit you to use your IRA (or SEPP-IRA) as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA (or SEPP-IRA) to anyone. Use of an IRA (or SEPP-IRA) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% penalty tax if you are not at least age 59 ½ or totally disabled. (You may, however, assign your IRA (or SEPP-IRA) without penalty to your former spouse in accordance with the terms of a divorce decree.)

Form 6723-NSLAC	67

You may withdraw part of the value of your IRA (or SEPP-IRA). If a withdrawal does not qualify as a rollover, the amount withdrawn will be includable in your income and subject to the 10% penalty if you are not at least age 59 ½ or totally disabled or the withdrawal meets the requirements of another exception contained in the Code, unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.

The 10% penalty tax does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59 ½ or are disabled.

Distribution at Retirement

Once you have attained age 59 ½ (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEPP-IRA) regardless of when you actually retire. You may elect to receive the distribution in either one sum or under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the periodic payment options or in one sum will be treated as ordinary income as you receive them unless nondeductible contributions were made to the IRA. In that case, only earnings will be income.

Inadequate Distributions — 50% Tax

Your IRA or SEPP-IRA is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age 70 ½ or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments are calculated by dividing your account balance by the distribution period shown on the Uniform Lifetime Table published by the Internal Revenue Service. If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

Death Benefits

If you, (or your surviving spouse) die before starting required minimum distributions or receiving the entire value of your IRA (or SEPP-IRA), the remaining interest must be distributed to your beneficiary (or your surviving spouse’s beneficiary) in one lump-sum within 5 years of death, applied to purchase an immediate annuity for the beneficiary or applied to purchase a beneficiary IRA which will pay out over the beneficiary’s life expectancy. This annuity must be payable over the life expectancy of the beneficiary beginning within one year after your or your spouse’s death. If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. If minimum required distributions have begun at the time of your death, the entire amount must be distributed over a period of time not exceeding your beneficiary’s life expectancy. A distribution of the balance of your IRA upon your death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.

Roth IRAs

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a “Roth IRA.” In 2016, contributions may be made to a Roth IRA by taxpayers with adjusted gross incomes of less than $194,000 for married individuals filing jointly and less than $132,000 for single individuals. Married individuals filing separately are not eligible to contribute to a Roth IRA. The maximum amount of contributions allowable for any taxable year to all Roth IRAs maintained by an individual is generally the same as the contribution limits for traditional IRAs (the limit is phased out for incomes between $184,000 and $194,000 for married and between $117,000 and $132,000 for singles). The contribution limit is reduced by the amount of any contributions made to a non-Roth IRA. Contributions to a Roth IRA are not deductible. Catch up contributions are available for persons age 50 or older.

All or part of amounts in a non-Roth IRA may be converted, transferred or rolled over to a Roth IRA. Some or all of the IRA value will typically be includable in the taxpayer’s gross income. Provided a rollover contribution meets the requirements for IRAs under Section 408(d)(3) of the Code, a rollover may be made from a Roth IRA to another Roth IRA.

Persons considering a rollover, transfer or conversion should consult their own tax advisor.

“Qualified distributions” from a Roth IRA are excludable from gross income. A “qualified distribution” is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 ½; (b) after the owner’s death; (c) due to the owner’s disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer or conversion was made from a non-Roth IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified

Form 6723-NSLAC	68

distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a non-Roth IRA.

Distributions from a Roth IRA need not commence at age 70 ½. However, if the owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the contract must be distributed by December 31 of the calendar year containing the fifth anniversary of the owner’s death subject to certain exceptions.

Savings Incentive Match Plan for Employees (SIMPLE)

An employer may sponsor a plan allowing for employee salary deferral contributions with an additional employer contribution. SIMPLE plans may operate as a 401(k) or an IRA. Limits for employee contributions to a SIMPLE are $12,500 in 2016. Employees age 50 and older may contribute an additional $3,000 in 2016. Distributions from a SIMPLE are subject to restrictions similar to distributions from a traditional IRA. Additional terms of your SIMPLE are in a summary plan description distributed by your employer.

Reporting to the IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for underpayments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.

Form 6723-NSLAC	69

Illustration of IRA Fixed Accumulations

Year	$1,000 Annual Contribution	$1,000 One Time Contribution	Year	$1,000 Annual Contribution	$1,000 One Time Contribution
1	$1,020.00	$1,020.00	36	$53,034.25	$2,039.87
2	$2,060.40	$1,040.40	37	$55,114.94	$2,080.67
3	$3,121.61	$1,061.21	38	$57,237.24	$2,122.28
4	$4,204.04	$1,082.43	39	$59,401.98	$2,164.73
5	$5,308.12	$1,104.08	40	$61,610.02	$2,208.02
6	$6,434.28	$1,126.16	41	$63,862.22	$2,252.18
7	$7,582.97	$1,148.68	42	$66,159.47	$2,297.22
8	$8,754.63	$1,171.65	43	$68,502.66	$2,343.16
9	$9,949.72	$1,195.08	44	$70,892.71	$2,390.02
10	$11,168.71	$1,218.98	45	$73,330.56	$2,437.82
11	$12,412.09	$1,243.36	46	$75,817.18	$2,486.58
12	$13,680.33	$1,268.23	47	$78,353.52	$2,536.31
13	$14,973.94	$1,293.59	48	$80,940.59	$2,587.04
14	$16,293.42	$1,319.46	49	$83,579.40	$2,638.78
15	$17,639.28	$1,345.85	50	$86,270.99	$2,691.56
16	$19,012.07	$1,372.77	51	$89,016.41	$2,745.39
17	$20,412.31	$1,400.23	52	$91,816.74	$2,800.30
18	$21,840.56	$1,428.23	53	$94,673.07	$2,856.31
19	$23,297.37	$1,456.79	54	$97,586.53	$2,913.44
20	$24,783.32	$1,485.93	55	$100,558.26	$2,971.71
21	$26,298.98	$1,515.65	56	$103,589.43	$3,031.14
22	$27,844.96	$1,545.96	57	$106,681.22	$3,091.76
23	$29,421.86	$1,576.88	58	$109,834.84	$3,153.60
24	$31,030.30	$1,608.42	59	$113,051.54	$3,216.67
25	$32,670.91	$1,640.59	60	$116,332.57	$3,281.00
26	$34,344.32	$1,673.40	61	$119,679.22	$3,346.62
27	$36,051.21	$1,706.87	62	$123,092.81	$3,413.55
28	$37,792.23	$1,741.01	63	$126,574.66	$3,481.82
29	$39,568.08	$1,775.83	64	$130,126.16	$3,551.46
30	$41,379.44	$1,811.35	65	$133,748.68	$3,622.49
31	$43,227.03	$1,847.58	66	$137,443.65	$3,694.94
32	$45,111.57	$1,884.53	67	$141,212.53	$3,768.84
33	$47,033.80	$1,922.22	68	$145,056.78	$3,844.22
34	$48,994.48	$1,960.66	69	$148,977.91	$3,921.10
35	$50,994.37	$1,999.87	70	$152,977.47	$3,999.52

Neither the values, nor any earnings on the values in this variable annuity policy are guaranteed. To the extent that amounts are invested in the Fixed Accumulation Account of the insurer, the principal is guaranteed as well as interest at the guaranteed rate contained in the policy. For purposes of this projection, an annual earnings rate of 2% has been assumed. Withdrawals from the policy will incur a surrender charge for 3 years after amounts are deposited into the policy as follows: Year 1- 7%, Year 2- 7%, Year 3- 7%. See “Surrender Charge” in this prospectus for further information regarding application of the surrender charge.

Form 6723-NSLAC	70

Appendix B

Accumulation Unit Values

The following table shows selected information concerning Accumulation Units for each subaccount for each of the last ten calendar years, or since inception if less. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your annuity Contract Value, such as the contract maintenance charge. A portion of the information in the table is also included in the Separate Account’s financial statements. To obtain a more complete picture of each subaccount’s financial status and performance, you should review the Separate Account’s financial statements which are contained in the Statement of Additional Information.

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Ohio National Fund, Inc.
Money Market Portfolio	2006	$11.48	$11.84	51,761
	2007	$11.84	$12.25	160,438
	2008	$12.25	$12.30	132,990
	2009	$12.30	$12.13	87,068
	2010	$12.13	$11.96	92,641
	2011	$11.96	$11.79	83,953
	2012	$11.79	$11.63	74,632
	2013	$11.63	$11.47	66,583
	2014	$11.47	$11.31	74,298
	2015	$11.31	$11.16	118,301

Equity Portfolio	2006	$11.89	$12.50	97,553
	2007	$12.50	$11.60	154,527
	2008	$11.60	$5.17	182,250
	2009	$5.17	$7.09	169,259
	2010	$7.09	$7.55	164,714
	2011	$7.55	$7.19	152,505
	2012	$7.19	$8.21	141,435
	2013	$8.21	$11.14	124,295
	2014	$11.14	$12.54	259,064
	2015	$12.54	$11.91	280,712

Bond Portfolio	2006	$13.66	$14.06	47,981
	2007	$14.06	$14.39	52,794
	2008	$14.39	$12.56	36,294
	2009	$12.56	$14.98	52,449
	2010	$14.98	$15.93	53,657
	2011	$15.93	$16.71	43,437
	2012	$16.71	$17.68	41,813
	2013	$17.68	$17.10	41,859
	2014	$17.10	$17.85	38,856
	2015	$17.85	$17.25	36,817

Omni Portfolio	2006	$8.02	$8.96	3,121
	2007	$8.96	$9.45	3,010
	2008	$9.45	$6.39	2,744

Form 6723-NSLAC	71

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2009	$6.39	$8.39	2,696
	2010	$8.39	$9.37	2,713
	2011	$9.37	$8.86	2,743
	2012	$8.86	$9.79	2,805
	2013	$9.79	$12.60	2,508
	2014	$12.60	$13.93	1,174
	2015	$13.93	$14.03	991

S&P 500® Index Portfolio	2006	$11.33	$12.88	6,305
	2007	$12.88	$13.35	18,108
	2008	$13.35	$8.25	20,518
	2009	$8.25	$10.24	13,985
	2010	$10.24	$11.56	18,833
	2011	$11.56	$11.60	23,035
	2012	$11.60	$13.20	31,710
	2013	$13.20	$17.15	39,697
	2014	$17.15	$19.13	48,944
	2015	$19.13	$19.04	58,790

International Portfolio	2006	$10.12	$11.90	215,742
	2007	$11.90	$12.84	270,129
	2008	$12.84	$6.83	281,851
	2009	$6.83	$9.31	256,643
	2010	$9.31	$10.72	232,713
	2011	$10.72	$8.94	227,021
	2012	$8.94	$10.60	208,603
	2013	$10.60	$11.68	219,969
	2014	$11.68	$10.43	234,667
	2015	$10.43	$10.24	211,304

International Small-Mid Company Portfolio	2006	$13.97	$17.40	6,061
	2007	$17.40	$20.16	3,862
	2008	$20.16	$9.68	7,362
	2009	$9.68	$13.94	6,823
	2010	$13.94	$16.47	6,639
	2011	$16.47	$13.39	6,103
	2012	$13.39	$16.21	5,925
	2013	$16.21	$20.41	5,059
	2014	$20.41	$18.35	5,192
	2015	$18.35	$19.81	18,092

Capital Appreciation Portfolio	2006	$17.05	$19.56	55,626
	2007	$19.56	$20.03	56,223
	2008	$20.03	$12.05	63,455
	2009	$12.05	$16.97	50,889
	2010	$16.97	$19.58	49,280
	2011	$19.58	$18.99	44,699

Form 6723-NSLAC	72

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2012	$18.99	$22.02	40,437
	2013	$22.02	$29.21	39,657
	2014	$29.21	$31.27	98,697
	2015	$31.27	$30.20	100,771

Aggressive Growth Portfolio	2006	$5.64	$5.88	0
	2007	$5.88	$7.51	1,383
	2008	$7.51	$4.17	3,814
	2009	$4.17	$5.87	18,550
	2010	$5.87	$6.36	41,765
	2011	$6.36	$5.95	38,115
	2012	$5.95	$7.20	36,025
	2013	$7.20	$9.34	34,415
	2014	$9.34	$10.09	24,510
	2015	$10.09	$10.97	22,555

Mid Cap Opportunity Portfolio	2006	$14.84	$16.05	2,633
	2007	$16.05	$18.65	12,684
	2008	$18.65	$8.96	39,288
	2009	$8.96	$12.42	13,343
	2010	$12.42	$14.65	13,549
	2011	$14.65	$13.97	13,051
	2012	$13.97	$16.49	11,561
	2013	$16.49	$21.54	10,669
	2014	$21.54	$23.68	10,813
	2015	$23.68	$22.18	12,926

ClearBridge Small Cap Portfolio	2006	$17.93	$21.25	270
	2007	$21.25	$23.30	1,885
	2008	$23.30	$14.62	6,915
	2009	$14.62	$19.51	2,188
	2010	$19.51	$26.25	7,009
	2011	$26.25	$25.25	8,063
	2012	$25.25	$28.34	7,439
	2013	$28.34	$36.41	7,465
	2014	$36.41	$36.78	9,546
	2015	$36.78	$35.38	25,839

High Income Bond Portfolio	2006	$12.90	$14.01	6,323
	2007	$14.01	$14.31	19,240
	2008	$14.31	$10.54	20,976
	2009	$10.54	$15.51	63,967
	2010	$15.51	$17.45	106,405
	2011	$17.45	$18.13	103,008
	2012	$18.13	$20.44	103,170
	2013	$20.44	$21.59	103,213
	2014	$21.59	$21.88	77,790

Form 6723-NSLAC	73

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2015	$21.88	$20.92	90,466

Strategic Value Portfolio	2006	$11.05	$12.68	5,254
	2007	$12.68	$11.41	6,690
	2008	$11.41	$8.07	0
	2009	$8.07	$8.88	9,160
	2010	$8.88	$9.80	29,658
	2011	$9.80	$11.02	33,797
	2012	$11.02	$11.66	187,739
	2013	$11.66	$13.91	221,681
	2014	$13.91	$15.42	168,816
	2015	$15.42	$15.85	172,406

Small Cap Growth Portfolio	2006	$5.33	$6.60	0
	2007	$6.60	$7.46	0
	2008	$7.46	$3.85	0
	2009	$3.85	$5.72	63
	2010	$5.72	$7.34	168
	2011	$7.34	$7.43	344
	2012	$7.43	$8.65	5,921
	2013	$8.65	$12.39	10,760
	2014	$12.39	$13.52	61,875
	2015	$13.52	$13.31	124,404

Nasdaq-100® Index Portfolio	2006	$3.92	$4.12	71,203
	2007	$4.12	$4.82	60,483
	2008	$4.82	$2.76	66,550
	2009	$2.76	$4.18	55,990
	2010	$4.18	$4.92	54,120
	2011	$4.92	$5.01	46,321
	2012	$5.01	$5.82	44,431
	2013	$5.82	$7.80	41,011
	2014	$7.80	$9.14	40,037
	2015	$9.14	$9.84	62,302

Bristol Portfolio	2006	$12.10	$13.89	39,527
	2007	$13.89	$14.76	58,848
	2008	$14.76	$8.66	79,431
	2009	$8.66	$11.59	120,705
	2010	$11.59	$12.93	134,237
	2011	$12.93	$11.84	141,127
	2012	$11.84	$13.22	134,330
	2013	$13.22	$18.41	107,642
	2014	$18.41	$20.67	93,447
	2015	$20.67	$21.22	97,108

Bryton Growth Portfolio	2006	$9.94	$11.45	28,750

Form 6723-NSLAC	74

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2007	$11.45	$12.40	51,465
	2008	$12.40	$8.66	79,431
	2009	$8.66	$9.90	118,352
	2010	$9.90	$12.11	111,266
	2011	$12.11	$10.83	126,376
	2012	$10.83	$11.89	117,048
	2013	$11.89	$16.50	96,229
	2014	$16.50	$17.28	90,498
	2015	$17.28	$16.32	95,625

Balanced Portfolio	2006	$11.46	$12.78	0
	2007	$12.78	$14.15	0
	2008	$14.15	$10.20	0
	2009	$10.20	$12.56	1,153
	2010	$12.56	$13.35	1,577
	2011	$13.35	$13.47	1,594
	2012	$13.47	$15.05	1,588
	2013	$15.05	$17.11	26,451
	2014	$17.11	$17.88	182,722
	2015	$17.88	$17.90	13,394

Target VIP Portfolio	2006	$10.12	$11.05	9,162
	2007	$11.05	$11.96	18,447
	2008	$11.96	$6.68	4,906
	2009	$6.68	$7.56	4,584
	2010	$7.56	$8.91	4,249
	2011	$8.91	$8.66	3,916
	2012	$8.66	$9.85	848
	2013	$9.85	$13.28	76,647
	2014	$13.28	$14.07	71,796
	2015	$14.07	$13.42	69,196

Bristol Growth Portfolio	2007	$10.00	$10.24	0
	2008	$10.24	$6.00	0
	2009	$6.00	$8.42	0
	2010	$8.42	$9.37	76,490
	2011	$9.37	$9.08	84,388
	2012	$9.08	$9.95	79,615
	2013	$9.95	$13.60	63,009
	2014	$13.60	$15.03	55,093
	2015	$15.03	$15.67	51,383

Risk Managed Balanced Portfolio	2014	$10.00	$10.73	0
	2015	$10.73	$10.44	1,088

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)(Series II)

Form 6723-NSLAC	75

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Invesco V.I. International Growth Fund	2006	$10.00	$10.77	1,446
	2007	$10.77	$12.13	28,154
	2008	$12.13	$6.16	158,708
	2009	$6.16	$8.29	295,740
	2010	$8.29	$8.99	25,973
	2011	$8.99	$8.24	26,752
	2012	$8.24	$9.37	25,155
	2013	$9.37	$10.97	21,815
	2014	$10.97	$10.83	36,487
	2015	$10.83	$10.40	60,121

Invesco V.I. Balanced-Risk Allocation Fund	2012	$10.00	$10.84	392,520
	2013	$10.84	$10.84	315,153
	2014	$10.84	$11.30	80,032
	2015	$11.30	$10.65	80,466

AB Variable Products Series Fund, Inc. (Class B)
AB VPS Dynamic Asset Allocation Portfolio	2011	$10.00	$9.71	0
	2012	$9.71	$10.34	460
	2013	$10.34	$11.41	560
	2014	$11.41	$11.73	428
	2015	$11.73	$11.42	0

AB VPS Global Risk Allocation-Moderate Portfolio	2015	$10.00	$9.85	0

Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	2006	$12.41	$14.22	4,439
	2007	$14.22	$14.98	7,601
	2008	$14.98	$10.38	3,723
	2009	$10.38	$12.52	8,466
	2010	$12.52	$14.20	9,380
	2011	$14.20	$15.23	11,542
	2012	$15.23	$16.54	16,216
	2013	$16.54	$19.71	15,549
	2014	$19.71	$20.96	14,588
	2015	$20.96	$20.11	7,733

Federated Insurance Series
Federated Kaufmann Fund II (Service Shares)	2008	$10.00	$6.27	0
	2009	$6.27	$7.98	6,240
	2010	$7.98	$9.27	6,176
	2011	$9.27	$7.91	7,072
	2012	$7.91	$9.13	6,531
	2013	$9.13	$12.57	6,954
	2014	$12.57	$13.57	13,923

Form 6723-NSLAC	76

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2015	$13.57	$14.20	24,598

Federated Managed Volatility Fund II	2012	$10.00	$11.11	428
	2013	$11.11	$13.34	1,916
	2014	$13.34	$13.67	7,330
	2015	$13.67	$12.47	6,602

Federated Managed Tail Risk Fund II (Service Shares)	2013	$10.00	$10.16	0
	2014	$10.16	$9.89	0
	2015	$9.89	$9.11	0

Federated Managed Tail Risk Fund II (Primary Shares)	2015	$10.00	$9.87	0

Fidelity® Variable Insurance Products Fund (Service Class 2)
Fidelity® VIP Contrafund® Portfolio	2006	$11.73	$12.89	28,164
	2007	$12.89	$14.91	49,770
	2008	$14.91	$8.42	119,168
	2009	$8.42	$11.25	126,535
	2010	$11.25	$12.98	133,470
	2011	$12.98	$12.44	132,317
	2012	$12.44	$14.25	126,598
	2013	$14.25	$18.40	128,315
	2014	$18.40	$20.26	116,606
	2015	$20.26	$20.07	93,180

Fidelity® VIP Mid Cap Portfolio	2006	$18.36	$20.35	22,049
	2007	$20.35	$23.15	23,557
	2008	$23.15	$13.78	46,394
	2009	$13.78	$19.00	43,465
	2010	$19.00	$24.09	50,549
	2011	$24.09	$21.18	107,900
	2012	$21.18	$23.93	103,245
	2013	$23.93	$32.06	90,777
	2014	$32.06	$33.52	87,951
	2015	$33.52	$32.52	77,979

Fidelity® VIP Growth Portfolio	2006	$6.51	$6.84	4,364
	2007	$6.84	$8.55	1,542
	2008	$8.55	$4.44	1,676
	2009	$4.44	$5.60	1,034
	2010	$5.60	$6.85	961
	2011	$6.85	$6.75	0
	2012	$6.75	$7.61	0
	2013	$7.61	$10.21	0
	2014	$10.21	$11.18	3,096

Form 6723-NSLAC	77

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2015	$11.18	$11.79	1,309

Fidelity® VIP Equity-Income Portfolio	2006	$12.34	$14.60	16,578
	2007	$14.60	$14.58	69,520
	2008	$14.58	$8.22	80,712
	2009	$8.22	$10.53	80,680
	2010	$10.53	$11.94	74,681
	2011	$11.94	$11.85	58,765
	2012	$11.85	$13.68	53,173
	2013	$13.68	$17.24	51,867
	2014	$17.24	$18.45	47,286
	2015	$18.45	$17.42	44,107

Fidelity® VIP Real Estate Portfolio	2008	$10.00	$5.28	5,875
	2009	$5.28	$7.16	6,605
	2010	$7.16	$9.19	87,356
	2011	$9.19	$9.77	91,145
	2012	$9.77	$11.39	94,831
	2013	$11.39	$11.42	90,236
	2014	$11.42	$14.61	75,884
	2015	$14.61	$14.91	69,921

Fidelity® VIP Target Volatility Portfolio	2013	$10.00	$11.34	2,254
	2014	$11.34	$11.83	1,697
	2015	$11.83	$11.51	1,974

Franklin Templeton Variable Insurance Products Trust (Class 2)
Franklin Income VIP Fund	2006	$10.36	$12.09	1,837
	2007	$12.09	$12.37	15,864
	2008	$12.37	$8.58	19,973
	2009	$8.58	$11.47	28,104
	2010	$11.47	$12.75	24,387
	2011	$12.75	$12.87	21,770
	2012	$12.87	$14.30	22,234
	2013	$14.30	$16.07	22,102
	2014	$16.07	$16.58	21,230
	2015	$16.58	$15.19	20,661

Franklin Flex Cap Growth VIP Fund	2006	$11.14	$11.55	0
	2007	$11.55	$13.03	57,377
	2008	$13.03	$8.31	96,977
	2009	$8.31	$10.90	86,091
	2010	$10.90	$12.49	58,991
	2011	$12.49	$11.72	47,416
	2012	$11.72	$12.63	35,450
	2013	$12.63	$17.13	29,318

Form 6723-NSLAC	78

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2014	$17.13	$17.92	0
	2015	$17.92	$18.44	0

Templeton Foreign VIP Fund	2006	$11.18	$11.55	13,393
	2007	$11.55	$15.25	41,904
	2008	$15.25	$8.96	60,344
	2009	$8.96	$12.12	44,142
	2010	$12.12	$12.95	105,937
	2011	$12.95	$11.42	99,114
	2012	$11.42	$13.31	95,030
	2013	$13.31	$16.14	94,379
	2014	$16.14	$14.15	89,571
	2015	$14.15	$13.04	68,284

Franklin Templeton Variable Insurance Products Trust (Class 4)
Franklin Income VIP Fund	2008	$10.00	$6.90	6,117
	2009	$6.90	$9.22	30,523
	2010	$9.22	$10.23	36,888
	2011	$10.23	$10.32	37,680
	2012	$10.32	$11.45	41,470
	2013	$11.45	$12.86	39,376
	2014	$12.86	$13.26	88,001
	2015	$13.26	$12.14	76,537

Franklin Flex Cap Growth VIP Fund	2008	$10.00	$6.65	72,646
	2009	$6.65	$8.71	306,656
	2010	$8.71	$9.97	286,707
	2011	$9.97	$9.35	47,416
	2012	$9.35	$10.07	197,216
	2013	$10.07	$13.63	162,499
	2014	$13.63	$14.25	55,882
	2015	$14.25	$14.66	53,624

Templeton Foreign VIP Fund	2008	$10.00	$6.19	6,818
	2009	$6.19	$8.36	15,464
	2010	$8.36	$8.93	287,345
	2011	$8.93	$7.86	321,077
	2012	$7.86	$9.16	315,487
	2013	$9.16	$11.10	288,023
	2014	$11.10	$9.72	337,330
	2015	$9.72	$8.95	326,017

Franklin Founding Funds Allocation VIP Fund	2008	$10.00	$6.60	2,301
	2009	$6.60	$8.47	25,513
	2010	$8.47	$9.21	25,452
	2011	$9.21	$8.93	25,367

Form 6723-NSLAC	79

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2012	$8.93	$10.14	22,412
	2013	$10.14	$12.37	25,670
	2014	$12.37	$12.53	27,547
	2015	$12.53	$11.59	24,397

Franklin Templeton Variable Insurance Products Trust (Class 5)
Franklin VolSmart Allocation VIP Fund	2015	$10.00	$9.87	0

Goldman Sachs Variable Insurance Trust (Institutional Shares)
Goldman Sachs Large Cap Value Fund	2006	$9.95	$12.04	94,455
	2007	$12.04	$12.05	229,099
	2008	$12.05	$7.78	267,062
	2009	$7.78	$9.08	322,133
	2010	$9.08	$9.95	334,987
	2011	$9.95	$9.13	313,035
	2012	$9.13	$10.72	249,806
	2013	$10.72	$14.09	209,860
	2014	$14.09	$15.69	154,381
	2015	$15.69	$14.79	153,002

Goldman Sachs U.S. Equity Insights Fund	2006	$11.32	$12.60	48,147
	2007	$12.60	$12.22	51,336
	2008	$12.22	$7.59	50,552
	2009	$7.59	$9.07	50,594
	2010	$9.07	$10.10	51,196
	2011	$10.10	$10.36	42,575
	2012	$10.36	$11.69	38,762
	2013	$11.69	$15.86	34,951
	2014	$15.86	$18.20	28,783
	2015	$18.20	$17.91	25,899

Goldman Sachs Strategic Growth Fund	2006	$10.68	$11.44	6,256
	2007	$11.44	$12.42	8,290
	2008	$12.42	$7.13	14,748
	2009	$7.13	$10.39	15,143
	2010	$10.39	$11.35	14,986
	2011	$11.35	$10.90	11,861
	2012	$10.90	$12.89	9,650
	2013	$12.89	$16.83	8,603
	2014	$16.83	$18.86	7,535
	2015	$18.86	$19.24	7,345

Goldman Sachs Variable Insurance Trust (Service Shares)
Goldman Sachs Large Cap Value Fund	2008	$10.00	$6.55	81,407
	2009	$6.55	$7.62	488,996

Form 6723-NSLAC	80

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2010	$7.62	$8.33	621,566
	2011	$8.33	$7.62	663,733
	2012	$7.62	$8.92	396,248
	2013	$8.92	$11.70	304,848
	2014	$11.70	$12.99	232,903
	2015	$12.99	$12.23	254,007

Goldman Sachs U.S. Equity Insights Fund	2008	$10.00	$6.55	0
	2009	$6.55	$7.81	0
	2010	$7.81	$8.67	0
	2011	$8.67	$8.88	0
	2012	$8.88	$10.00	0
	2013	$10.00	$13.53	0
	2014	$13.53	$15.50	0
	2015	$15.50	$15.22	0

Goldman Sachs Strategic Growth Fund	2008	$10.00	$5.91	0
	2009	$5.91	$8.60	901
	2010	$8.60	$9.37	2,221
	2011	$9.37	$8.98	2,243
	2012	$8.98	$10.59	2,194
	2013	$10.59	$13.79	2,496
	2014	$13.79	$15.42	4,614
	2015	$15.42	$15.69	4,271

Goldman Sachs Global Trends Allocation Fund	2012	$10.00	$10.22	466
	2013	$10.22	$11.44	2,234
	2014	$11.44	$11.73	1,711
	2015	$11.73	$10.90	2,085

Ivy Funds Variable Insurance Portfolios
Ivy Funds VIP Asset Strategy	2008	$10.00	$9.10	0
	2009	$9.10	$11.23	170,868
	2010	$11.23	$12.03	197,717
	2011	$12.03	$11.01	227,234
	2012	$11.01	$12.94	221,396
	2013	$12.94	$15.97	241,577
	2014	$15.97	$14.92	207,873
	2015	$14.92	$13.49	181,813

Ivy Funds VIP Global Natural Resources	2008	$10.00	$6.04	0
	2009	$6.04	$10.35	61,202
	2010	$10.35	$11.95	59,529
	2011	$11.95	$9.26	63,743
	2012	$9.26	$9.30	29,372
	2013	$9.30	$9.89	25,716
	2014	$9.89	$8.48	24,010

Form 6723-NSLAC	81

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2015	$8.48	$6.49	11,618

Ivy Funds VIP Science and Technology	2008	$10.00	$8.22	0
	2009	$8.22	$11.66	11,379
	2010	$11.66	$12.96	15,739
	2011	$12.96	$12.05	14,961
	2012	$12.05	$15.19	11,181
	2013	$15.19	$23.42	11,958
	2014	$23.42	$23.77	15,779
	2015	$23.77	$22.77	10,759

J.P. Morgan Insurance Trust (Class I)
JPMorgan Insurance Trust Mid Cap Value Portfolio	2006	$17.90	$20.63	48,320
	2007	$20.63	$20.84	61,963
	2008	$20.84	$13.73	69,992
	2009	$13.73	$17.14	71,148
	2010	$17.14	$20.87	71,444
	2011	$20.87	$21.03	64,642
	2012	$21.03	$24.96	60,151
	2013	$24.96	$32.57	58,341
	2014	$32.57	$36.97	53,512
	2015	$36.97	$35.50	42,215

JPMorgan Insurance Trust Small Cap Core Portfolio	2006	$12.47	$14.15	6,091
	2007	$14.15	$13.16	10,398
	2008	$13.16	$8.83	8,387
	2009	$8.83	$10.67	19,932
	2010	$10.67	$13.38	8,212
	2011	$13.38	$12.56	7,516
	2012	$12.56	$14.83	8,628
	2013	$14.83	$20.81	9,947
	2013	$14.83	$20.81	9,947
	2014	$20.81	$22.50	9,939
	2015	$22.50	$21.01	19,134

Janus Aspen Series (Service Shares)
Janus Portfolio	2006	$5.91	$6.48	0
	2007	$6.48	$7.33	20,005
	2008	$7.33	$4.35	22,466
	2009	$4.35	$5.83	0
	2010	$5.83	$6.57	0
	2011	$6.57	$6.12	0
	2012	$6.12	$7.14	0
	2013	$7.14	$9.15	0
	2014	$9.15	$10.17	0

Form 6723-NSLAC	82

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2015	$10.17	$10.54	0

Overseas Portfolio	2006	$8.80	$12.73	38,544
	2007	$12.73	$16.07	100,870
	2008	$16.07	$7.57	149,127
	2009	$7.57	$13.37	134,071
	2010	$13.37	$16.48	137,807
	2011	$16.48	$11.00	146,517
	2012	$11.00	$12.27	143,160
	2013	$12.27	$13.83	124,208
	2014	$13.83	$11.99	133,521
	2015	$11.99	$10.78	128,073

Global Research Portfolio	2006	$5.84	$6.79	2,438
	2007	$6.79	$7.33	3,945
	2008	$7.33	$3.99	7,142
	2009	$3.99	$5.40	3,671
	2010	$5.40	$6.16	3,676
	2011	$6.16	$5.22	3,761
	2012	$5.22	$6.17	1,139
	2013	$6.17	$7.80	1,081
	2014	$7.80	$8.24	1,010
	2015	$8.24	$7.92	942

Balanced Portfolio	2006	$10.67	$11.62	914
	2007	$11.62	$12.63	107
	2008	$12.63	$10.46	106
	2009	$10.46	$12.95	32,204
	2010	$12.95	$13.81	34,245
	2011	$13.81	$13.81	34,840
	2012	$13.81	$15.43	33,988
	2013	$15.43	$18.24	33,932
	2014	$18.24	$19.47	37,281
	2015	$19.47	$19.28	56,185

INTECH U.S. Low Volatility Portfolio	2012	$10.00	$9.89	0
	2013	$9.89	$12.18	2,099
	2014	$12.18	$14.13	4,614
	2015	$14.13	$14.51	3,774

Flexible Bond Portfolio	2015	$10.00	$9.95	0

Lazard Retirement Series, Inc. (Service Shares)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	2006	$16.56	$18.96	3,984
	2007	$18.96	$17.35	1,516

Form 6723-NSLAC	83

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2008	$17.35	$10.88	1,324
	2009	$10.88	$16.36	64,271
	2010	$16.36	$19.97	51,894
	2011	$19.97	$17.90	68,838
	2012	$17.90	$19.46	9,597
	2013	$19.46	$25.96	11,280
	2014	$25.96	$28.43	10,448
	2015	$28.43	$27.36	17,762

Lazard Retirement Emerging Markets Equity Portfolio	2006	$19.97	$25.60	7,220
	2007	$25.60	$33.65	19,296
	2008	$33.65	$17.01	44,246
	2009	$17.01	$28.50	65,597
	2010	$28.50	$34.48	72,467
	2011	$34.48	$27.89	74,375
	2012	$27.89	$33.56	72,012
	2013	$33.56	$32.69	89,381
	2014	$32.69	$30.74	84,106
	2015	$30.74	$24.24	98,642

Lazard Retirement International Equity Portfolio	2006	$11.42	$13.81	0
	2007	$13.81	$15.08	50,589
	2008	$15.08	$9.37	113,764
	2009	$9.37	$11.22	266,653
	2010	$11.22	$11.81	334,776
	2011	$11.81	$10.80	356,898
	2012	$10.80	$12.90	336,124
	2013	$12.90	$15.36	308,209
	2014	$15.36	$14.51	310,281
	2015	$14.51	$14.56	357,253

Lazard Retirement U.S. Strategic Equity Portfolio	2006	$10.59	$12.27	0
	2007	$12.27	$11.98	0
	2008	$11.98	$7.65	0
	2009	$7.65	$9.57	0
	2010	$9.57	$10.64	0
	2011	$10.64	$10.70	0
	2012	$10.70	$12.03	0
	2013	$12.03	$15.20	0
	2014	$15.20	$17.19	0
	2015	$17.19	$16.03	0

Lazard Retirement Global Dynamic Multi Asset Portfolio	2012	$10.00	$10.48	454
	2013	$10.48	$12.35	518
	2014	$12.35	$12.50	401

Form 6723-NSLAC	84

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2015	$12.50	$12.28	370

Legg Mason Partners Variable Equity Trust (Class I Shares)
ClearBridge Variable Dividend Strategy Portfolio	2007	$13.18	$13.60	0
	2008	$13.60	$8.71	0
	2009	$8.71	$10.56	9,066
	2010	$10.56	$11.69	0
	2011	$11.69	$12.44	0
	2012	$12.44	$14.01	91
	2013	$14.01	$17.40	2,370
	2014	$17.40	$19.50	2,841
	2015	$19.50	$18.40	3,907

ClearBridge Variable Large Cap Value Portfolio	2007	$15.83	$16.22	677
	2008	$16.22	$10.30	760
	2009	$10.30	$12.64	319
	2010	$12.64	$13.65	342
	2011	$13.65	$14.13	173
	2012	$14.13	$16.23	168
	2013	$16.23	$21.19	151
	2014	$21.19	$23.34	8,175
	2015	$23.34	$22.36	6,675

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	2012	$10.00	$10.77	2,650
	2013	$10.77	$12.58	204,577
	2014	$12.58	$13.23	196,449
	2015	$13.23	$12.36	2,757

Legg Mason Partners Variable Income Trust (Class II Shares)
Western Asset Core Plus VIT Portfolio	2015	$0.00	$9.98	34,405

MFS® Variable Insurance TrustSM (Service Class)
MFS® Mid Cap Growth Series	2006	$9.54	$9.63	9,316
	2007	$9.63	$10.40	26,443
	2008	$10.40	$4.96	29,299
	2009	$4.96	$6.91	26,767
	2010	$6.91	$8.81	21,653
	2011	$8.81	$8.15	19,350
	2012	$8.15	$9.36	18,136
	2013	$9.36	$12.67	15,027
	2014	$12.67	$13.56	13,253
	2015	$13.56	$13.96	11,708

MFS® New Discovery Series	2006	$11.09	$12.35	1,125

Form 6723-NSLAC	85

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2007	$12.35	$12.45	234
	2008	$12.45	$7.43	253
	2009	$7.43	$11.93	1,932
	2010	$11.93	$16.00	12,966
	2011	$16.00	$14.12	12,312
	2012	$14.12	$16.83	12,381
	2013	$16.83	$23.45	14,021
	2014	$23.45	$21.39	13,413
	2015	$21.39	$20.64	13,007

MFS® Total Return Series	2006	$12.13	$13.35	1,751
	2007	$13.35	$13.69	8,781
	2008	$13.69	$10.48	10,106
	2009	$10.48	$12.17	22,868
	2010	$12.17	$13.16	23,633
	2011	$13.16	$13.19	32,556
	2012	$13.19	$14.42	38,605
	2013	$14.42	$16.89	42,653
	2014	$16.89	$18.03	42,704
	2015	$18.03	$17.68	33,218

MFS® Variable Insurance TrustSM II (Service Class)
MFS® Massachusetts Investors Growth Stock Portfolio	2015	$10.00	$9.73	1,843

Neuberger Berman Advisers Management Trust (S Class Shares)
AMT Mid Cap Intrinsic Value Portfolio	2006	$10.00	$10.17	22,846
	2007	$10.17	$10.34	108,815
	2008	$10.34	$5.51	172,203
	2009	$5.51	$7.94	95,876
	2010	$7.94	$9.87	78,338
	2011	$9.87	$9.08	74,608
	2012	$9.08	$10.33	67,046
	2013	$10.33	$13.93	54,617
	2014	$13.93	$15.60	47,027
	2015	$15.60	$14.07	54,135

Northern Lights Variable Trust (Class 2 Shares)
TOPS® Managed Risk Balanced ETF Portfolio	2011	$10.00	$9.78	0
	2012	$9.78	$10.45	2,732
	2013	$10.45	$11.13	10,184
	2014	$11.13	$11.31	9,659
	2015	$11.31	$10.65	8,768

TOPS® Managed Risk Moderate Growth ETF	2011	$10.00	$9.70	0

Form 6723-NSLAC	86

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Portfolio
	2012	$9.70	$10.39	6,410
	2013	$10.39	$11.52	4,161
	2014	$11.52	$11.68	3,222
	2015	$11.68	$10.79	2,317

TOPS® Managed Risk Growth ETF Portfolio	2011	$10.00	$9.57	0
	2012	$9.57	$10.22	0
	2013	$10.22	$11.68	2,188
	2014	$11.68	$11.67	1,720
	2015	$11.67	$10.46	869

Northern Lights Variable Trust (Class 3 Shares)
TOPS® Managed Risk Balanced ETF Portfolio	2015	$10.00	$9.85	0

TOPS® Managed Risk Moderate Growth ETF Portfolio	2015	$10.00	$9.81	0

TOPS® Managed Risk Growth ETF Portfolio	2015	$10.00	$9.80	0

PIMCO Variable Insurance Trust (Administrative Shares)
PIMCO Real Return Portfolio	2006	$12.38	$12.30	86,246
	2007	$12.30	$13.42	93,398
	2008	$13.42	$12.30	74,704
	2009	$12.30	$14.36	147,605
	2010	$14.36	$15.31	220,885
	2011	$15.31	$16.86	180,911
	2012	$16.86	$18.08	183,496
	2013	$18.08	$16.19	234,194
	2014	$16.19	$16.46	221,541
	2015	$16.46	$15.79	225,304

PIMCO Total Return Portfolio	2006	$11.28	$11.55	53,937
	2007	$11.55	$12.39	208,741
	2008	$12.39	$12.81	176,556
	2009	$12.81	$14.41	576,823
	2010	$14.41	$15.36	677,062
	2011	$15.36	$15.70	647,441
	2012	$15.70	$16.96	628,101
	2013	$16.96	$16.40	542,302
	2014	$16.40	$16.87	463,365
	2015	$16.87	$16.71	483,837

PIMCO Global Bond Portfolio (Unhedged)	2006	$12.11	$12.49	9,319
	2007	$12.49	$13.52	11,863
	2008	$13.52	$13.22	33,767

Form 6723-NSLAC	87

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2009	$13.22	$15.24	144,292
	2010	$15.24	$16.78	97,479
	2011	$16.78	$17.80	98,197
	2012	$17.80	$18.77	98,894
	2013	$18.77	$16.94	43,568
	2014	$16.94	$17.09	33,191
	2015	$17.09	$16.17	18,319

PIMCO CommodityRealReturn® Strategy Portfolio	2008	$10.00	$6.25	0
	2009	$6.25	$8.72	92,098
	2010	$8.72	$10.71	114,189
	2011	$10.71	$9.76	131,453
	2012	$9.76	$10.14	127,506
	2013	$10.14	$8.53	156,790
	2014	$8.53	$6.87	66,922
	2015	$6.87	$5.03	86,603

PIMCO Global Diversified Allocation Portfolio	2012	$10.00	$10.02	2,850
	2013	$10.02	$11.01	2,904
	2014	$11.01	$11.49	2,184
	2015	$11.49	$10.70	3,185

PIMCO Short-Term Portfolio	2013	$10.00	$9.99	194,227
	2014	$9.99	$9.92	43,641
	2015	$9.92	$9.89	42,429

PIMCO Low Duration Portfolio	2015	$10.00	$9.96	34,463

The Prudential Series Fund, Inc. (Class II Shares)
Jennison Portfolio	2006	$7.23	$7.23	916
	2007	$7.23	$7.95	3,125
	2008	$7.95	$4.89	3,022
	2009	$4.89	$6.88	3,035
	2010	$6.88	$7.56	6,718
	2011	$7.56	$7.45	6,540
	2012	$7.45	$8.51	25,985
	2013	$8.51	$11.50	18,259
	2014	$11.50	$12.43	9,107
	2015	$12.43	$13.61	13,257

Jennison 20/20 Focus Portfolio	2006	$12.49	$13.99	17,545
	2007	$13.99	$15.19	46,107
	2008	$15.19	$9.08	94,322
	2009	$9.08	$14.09	138,442
	2010	$14.09	$14.92	246,924

Form 6723-NSLAC	88

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2011	$14.92	$14.05	184,811
	2012	$14.05	$15.33	53,887
	2013	$15.33	$19.55	37,948
	2014	$19.55	$20.58	37,684
	2015	$20.58	$21.48	25,367

Royce Capital Fund (Investment Class)
Royce Small-Cap Portfolio	2006	$18.41	$20.98	6,177
	2007	$20.98	$20.25	16,115
	2008	$20.25	$14.54	36,350
	2009	$14.54	$19.39	62,928
	2010	$19.39	$23.05	86,153
	2011	$23.05	$21.98	95,037
	2012	$21.98	$24.39	125,053
	2013	$24.39	$32.41	106,599
	2014	$32.41	$33.00	80,830
	2015	$33.00	$28.70	52,794

Royce Micro-Cap Portfolio	2006	$18.14	$21.66	6,214
	2007	$21.66	$22.21	9,225
	2008	$22.21	$12.43	17,462
	2009	$12.43	$19.37	27,259
	2010	$19.37	$24.82	25,636
	2011	$24.82	$21.52	26,702
	2012	$21.52	$22.83	28,047
	2013	$22.83	$27.25	27,424
	2014	$27.25	$25.91	28,484
	2015	$25.91	$22.37	19,775

The Universal Institutional Funds, Inc. (Class II)
Morgan Stanley UIF Core Plus Fixed Income Portfolio	2006	$12.11	$12.37	4,564
	2007	$12.37	$12.83	34,054
	2008	$12.83	$11.33	51,838
	2009	$11.33	$12.22	38,771
	2010	$12.22	$12.88	36,110
	2011	$12.88	$13.39	29,081
	2012	$13.39	$14.42	29,471
	2013	$14.42	$14.13	24,181
	2014	$14.13	$14.99	25,502
	2015	$14.99	$14.66	16,993

Morgan Stanley UIF U.S. Real Estate Portfolio	2006	$19.74	$26.80	25,154
	2007	$26.80	$21.87	51,608
	2008	$21.87	$13.36	65,188
	2009	$13.36	$16.93	105,701
	2010	$16.93	$21.62	52,526

Form 6723-NSLAC	89

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2011	$21.62	$22.53	46,691
	2012	$22.53	$25.69	40,776
	2013	$25.69	$25.78	43,835
	2014	$25.78	$32.90	36,766
	2015	$32.90	$33.07	25,963

Morgan Stanley UIF Growth Portfolio	2006	$10.00	$10.23	0
	2007	$10.23	$12.28	0
	2008	$12.28	$6.13	1,259
	2009	$6.13	$9.99	862
	2010	$9.99	$12.08	1,944
	2011	$12.08	$11.55	2,148
	2012	$11.55	$12.99	2,317
	2013	$12.99	$18.92	2,197
	2014	$18.92	$19.80	2,158
	2015	$19.80	$21.86	2,114

Form 6723-NSLAC	90

Appendix C -- Asset Allocation Models

The following provides a list of the portfolios currently included in the Asset Allocation Models we make available.

Managed Volatility Model

Portfolio	Percentage of Model
PIMCO Global Diversified Allocation Portfolio	15%
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	15%
TOPS® Managed Risk Balanced ETF Portfolio	11%
TOPS® Managed Risk Moderate Growth ETF Portfolio	11%
Fidelity® VIP Target Volatility Portfolio	10%
Goldman Sachs Global Trends Allocation Fund	10%
Janus INTECH U.S. Low Volatility Portfolio	6%
Federated Managed Volatility Fund II	5%
Risk Managed Balanced Portfolio	5%
Balanced Portfolio	4%
TOPS® Managed Risk Growth ETF Portfolio	4%
Invesco V.I. Balanced-Risk Allocation Fund	2%
Lazard Retirement Global Dynamic Multi Asset Portfolio	2%

Model 1: Conservative

Portfolio	Percentage of Model
PIMCO Total Return Portfolio	47%
PIMCO Real Return Portfolio	21%
High Income Bond Portfolio	11%
Capital Appreciation Portfolio	4%
Goldman Sachs Large Cap Value Fund	4%
Strategic Value Portfolio	4%
Equity Portfolio	3%
Bristol Portfolio	2%
Lazard Retirement International Equity Portfolio	2%
Templeton Foreign VIP Fund	2%

Model 2: Moderately Conservative

Portfolio	Percentage of Model
PIMCO Total Return Portfolio	39%
PIMCO Real Return Portfolio	15%
High Income Bond Portfolio	8%
Lazard Retirement International Equity Portfolio	6%
Capital Appreciation Portfolio	5%
Equity Portfolio	5%
Goldman Sachs Large Cap Value Fund	5%
Strategic Value Portfolio	5%
Templeton Foreign VIP Fund	4%
Bristol Growth Portfolio	2%
Bristol Portfolio	2%
Fidelity® VIP Mid Cap Portfolio	2%
Fidelity® VIP Real Estate Portfolio	2%

Model 3: Balanced

Portfolio	Percentage of Model
PIMCO Total Return Portfolio	23%
Lazard Retirement International Equity Portfolio	10%
PIMCO Real Return Portfolio	8%
Goldman Sachs Large Cap Value Fund	7%
Templeton Foreign VIP Fund	7%
Capital Appreciation Portfolio	6%

Form 6723-NSLAC	91

Equity Portfolio	6%
High Income Bond Portfolio	5%
Bristol Portfolio	4%
Fidelity® VIP Mid Cap Portfolio	4%
Small Cap Growth Portfolio	4%
Strategic Value Portfolio	4%
Lazard Retirement Emerging Markets Equity Portfolio	3%
Royce Small-Cap Portfolio	3%
Bristol Growth Portfolio	2%
Bryton Growth Portfolio	2%
Fidelity® VIP Real Estate Portfolio	2%

Model 4: Moderate Growth

Portfolio	Percentage of Model
Lazard Retirement International Equity Portfolio	13%
PIMCO Total Return Portfolio	13%
Templeton Foreign VIP Fund	10%
Goldman Sachs Large Cap Value Fund	8%
Capital Appreciation Portfolio	7%
Equity Portfolio	7%
Strategic Value Portfolio	7%
Fidelity® VIP Mid Cap Portfolio	5%
Small Cap Growth Portfolio	5%
Bristol Portfolio	4%
Bryton Growth Portfolio	4%
Lazard Retirement Emerging Markets Equity Portfolio	4%
PIMCO Real Return Portfolio	3%
Bristol Growth Portfolio	2%
ClearBridge Small Cap Portfolio	2%
Fidelity® VIP Real Estate Portfolio	2%
High Income Bond Portfolio	2%
Royce Small-Cap Portfolio	2%

Model 5: Growth

Portfolio	Percentage of Model
Lazard Retirement International Equity Portfolio	15%
Templeton Foreign VIP Fund	12%
Equity Portfolio	9%
Goldman Sachs Large Cap Value Fund	9%
Capital Appreciation Portfolio	8%
Strategic Value Portfolio	8%
ClearBridge Small Cap Portfolio	6%
Small Cap Growth Portfolio	6%
Bristol Portfolio	5%
Fidelity® VIP Mid Cap Portfolio	5%
Lazard Retirement Emerging Markets Equity Portfolio	5%
Bryton Growth Portfolio	4%
Bristol Growth Portfolio	3%
PIMCO Real Return Portfolio	3%
Fidelity® VIP Real Estate Portfolio	2%

Form 6723-NSLAC	92

Appendix D

GLWB Plus Example

The following provides an example of how the annual credit base and withdrawals work under the GLWB Plus.

GLWB Plus applied for on or after May 1, 2014

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB Plus rider. Further assume (i) the annuitant is age 65 at the time of purchase; (ii) you take a withdrawal of $1,000 in year five and one of $50,000 in year six and take no other withdrawals in the first ten years, (iii) you make an additional purchase payment of $50,000 in year three and one of $10,000 in year eight, (iv) during year one your Contract Value increases $30,000, net of contract expenses and charges, due to market performance, and (v) the market is flat, net of contract expenses and charges, over the next ten years of your contract. Your initial GLWB base and Annual Credit Calculation Base is $100,000. Since you took no withdrawals in years one, you receive a $6,000 credit on the first contract anniversary (6% of $100,000 Annual Credit Calculation Base) and your annual credit base is $106,000 after year one.

Your GLWB base is the greater of your annual credit base and your step-up base. Your Contract Value increased by $30,000 during year one due to market performance, so at the beginning of year two your GLWB base is set equal to the step-up base of $130,000, i.e. your then current Contract Value, which is greater than your annual credit base. Because your GLWB base was set equal to the step-up base, you start a new ten-year annual credit period, unless you chose to decline the step-up. Your Annual Credit Calculation Base is set equal to the GLWB base of $130,000. You receive an annual credit at the end of year two of $7,800 (6% of $130,000 Annual Credit Calculation Base). Your annual credit base and GLWB base are $137,800 after year two ($130,000 prior GLWB base + $7,800 annual credit).

At the start of year three, you make an additional purchase payment of $50,000, so your Annual Credit Calculation Base increases to $180,000 ($130,000 prior Annual Credit Calculation Base + $50,000 additional purchase payment). Your GLWB base immediately increases with the additional purchase payment to $187,800 ($137,800 prior GLWB base + $50,000 additional purchase payment). Your annual credit at the end of year three is $10,800 (6% of $180,000 Annual Credit Calculation Base). Your annual credit base after year three, therefore, is $198,600 ($137,800 prior GLWB base + $50,000 purchase payment + $10,800 annual credit), and your GLWB base is set equal to your annual credit base. Your Contract Value also increases to $180,000 with the additional purchase payment of $50,000.

In year four you take no withdrawals and make no additional purchase payments. Your annual credit for year four is $10,800 (6% of $180,000 Annual Credit Calculation Base), so your annual credit base, and, therefore, your GLWB base at the end of year four is $209,400 ($198,600 prior GLWB base + $10,800 annual credit).

In year five, when the annuitant is age 70 and your maximum annual withdrawal amount under the rider is $10,470 (5.0% of $209,400), you take a withdrawal of $1,000. Your Contract Value is reduced to $179,000. Because your withdrawal is less than the maximum annual withdrawal, your GLWB base is not reduced by the withdrawal and remains $209,400. Further, because you took a withdrawal, you are not eligible for the annual credit in year five.

In year six, when the annuitant is age 71 and your maximum annual withdrawal amount under the rider is $10,470 (5.0% of $209,400), you take a withdrawal of $50,000. Because your withdrawal exceeds your maximum annual withdrawal amount, $39,530 of it is an excess withdrawal and you are not eligible for an annual credit at the end of year six. Your Contract Value after the allowed withdrawal of $10,470 was $168,530 ($179,000 — $10,470). Upon the excess withdrawal, your GLWB base is set equal to $160,284, i.e. $209,400 x (1 — $39,530/$168,530). Because the GLWB base after adjustment for the excess withdrawal of $160,284 is less than the Annual Credit Calculation Base of $180,000, the Annual Credit Calculation Base is set equal to the GLWB base of $160,284.

In year seven you take no withdrawals and make no additional purchase payments. Your annual credit for year seven is $9,617 (6% of $160,284 Annual Credit Calculation Base), so your annual credit base, and therefore, your GLWB base at the end of the year seven is $169,901 ($160,284 prior GLWB base + $9,617 annual credit).

At the start of year eight, you make an additional purchase payment of $10,000. Your GLWB base immediately increases with the additional purchase payment to $179,901 ($169,901 prior GLWB base + $10,000 additional purchase payment). Your Annual Credit Calculation Base increases to $170,284 ($160,284 prior Annual Credit Calculation Base + $10,000 additional purchase payment). Your annual credit at the end of year eight is $10,217 (6% of $170,284 Annual Credit Calculation Base). Your annual credit base at the end of year eight, therefore, is $190,118 ($169,901 prior GLWB base + $10,000 additional purchase payment + $10,217 annual credit), and your GLWB base is set equal to your annual credit base.

Form 6723-NSLAC	93

Since you take no more withdrawals and add no more purchase payments in years nine and ten, for each year, your annual credit will be $10,217 (6% of $170,284 Annual Credit Calculation Base). Furthermore, since the market is flat, your GLWB base increases each of those years by the amount of the annual credit to $200,335 for year nine and $210,552 for year ten.

You started a new ten-year annual credit period at the beginning of year two because your GLWB base was set equal to the step-up base so you are eligible for the annual credit in year eleven. Since you took no withdrawals or made no purchase payments in year eleven, you receive an annual credit of $10,217 (6% of $170,284 Annual Credit Calculation Base) and your GLWB base after year eleven is $220,769 ($210,552 prior GLWB base + $10,217 annual credit).

GLWB Plus applied for before May 1, 2014

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB Plus rider. Further assume (i) the annuitant is age 65 at the time of purchase; (ii) you take a withdrawal of $1,000 in year five and one of $50,000 in year six and take no other withdrawals in the first ten years, (iii) you make an additional purchase payment of $50,000 in year three and one of $10,000 in year eight, (iv) during year one your Contract Value increases $30,000, net of contract expenses and charges, due to market performance, and (v) the market is flat, net of contract expenses and charges, over the next ten years of your contract. Your initial GLWB base and Annual Credit Calculation Base is $100,000. Since you took no withdrawals in years one, you receive a $8,000 credit on the first contract anniversary (8% of $100,000 Annual Credit Calculation Base) and your annual credit base is $108,000 after year one.

Your GLWB base is the greater of your annual credit base and your step-up base. Your Contract Value increased by $30,000 during year one due to market performance, so at the beginning of year two your GLWB base is set equal to the step-up base of $130,000, i.e. your then current Contract Value, which is greater than your annual credit base. Because your GLWB base was set equal to the step-up base, you start a new ten-year annual credit period, unless you chose to decline the step-up. Your Annual Credit Calculation Base is set equal to the GLWB base of $130,000. You receive an annual credit at the end of year two of $10,400 (8% of $130,000 Annual Credit Calculation Base). Your annual credit base and GLWB base are $140,400 after year two ($130,000 prior GLWB base + $10,400 annual credit).

At the start of year three, you make an additional purchase payment of $50,000, so your Annual Credit Calculation Base increases to $180,000 ($130,000 prior Annual Credit Calculation Base + $50,000 additional purchase payment). Your GLWB base immediately increases with the additional purchase payment to $190,400 ($140,400 prior GLWB base + $50,000 additional purchase payment). Your annual credit at the end of year three is $14,400 (8% of $180,000 Annual Credit Calculation Base). Your annual credit base after year three, therefore, is $204,800 ($140,400 prior GLWB base + $50,000 purchase payment + $14,400 annual credit), and your GLWB base is set equal to your annual credit base. Your Contract Value also increases to $180,000 with the additional purchase payment of $50,000.

In year four you take no withdrawals and make no additional purchase payments. Your annual credit for year four is $14,400 (8% of $180,000 Annual Credit Calculation Base), so your annual credit base, and, therefore, your GLWB base at the end of year four is $219,200 ($204,800 prior GLWB base + $14,400 annual credit).

In year five, when the annuitant is age 70 and your maximum annual withdrawal amount under the rider is $11,179 (5.10% of $219,200), you take a withdrawal of $1,000. Your Contract Value is reduced to $179,000. Because your withdrawal is less than the maximum annual withdrawal, your GLWB base is not reduced by the withdrawal and remains $219,200. Further, because you took a withdrawal, you are not eligible for the annual credit in year five.

In year six, when the annuitant is age 71 and your maximum annual withdrawal amount under the rider is $11,179 (5.10% of $219,200), you take a withdrawal of $50,000. Because your withdrawal exceeds your maximum annual withdrawal amount, $38,821 of it is an excess withdrawal and you are not eligible for an annual credit at the end of year six. Your Contract Value after the allowed withdrawal of $11,179 was $167,821 ($179,000 — $11,179). Upon the excess withdrawal, your GLWB base is set equal to $168,494, i.e. $219,200 x (1 — $38,821/$167,821). Because the GLWB base after adjustment for the excess withdrawal of $168,494 is less than the Annual Credit Calculation Base of $180,000, the Annual Credit Calculation Base is set equal to the GLWB base of $168,494.

In year seven you take no withdrawals and make no additional purchase payments. Your annual credit for year seven is $13,480 (8% of $168,494 Annual Credit Calculation Base), so your annual credit base, and therefore, your GLWB base at the end of the year seven is $181,974 ($168,494 prior GLWB base + $13,480 annual credit).

At the start of year eight, you make an additional purchase payment of $10,000. Your GLWB base immediately increases with the additional purchase payment to $191,974 ($181,974 prior GLWB base + $10,000 additional purchase payment). Your Annual Credit Calculation Base increases to $178,494 ($168,494 prior Annual Credit Calculation Base + $10,000 additional purchase payment). Your annual credit at the end of year eight is $14,280 (8% of $178,494 Annual Credit Calculation Base). Your annual credit base at the end of year eight, therefore, is $206,254 ($181,974 prior GLWB base + $10,000 additional purchase payment + $14,280 annual credit), and your GLWB base is set equal to your annual credit base.

Form 6723-NSLAC	94

Since you take no more withdrawals and add no more purchase payments in years nine and ten, for each year, your annual credit will be $14,280 (8% of $178,494 Annual Credit Calculation Base). Furthermore, since the market is flat, your GLWB base increases each of those years by the amount of the annual credit to $220,534 for year nine and $234,814 for year ten.

You started a new ten-year annual credit period at the beginning of year two because your GLWB base was set equal to the step-up base so you are eligible for the annual credit in year eleven. Since you took no withdrawals or made no purchase payments in year eleven, you receive an annual credit of $14,280 (8% of $178,494 Annual Credit Calculation Base) and your GLWB base after year eleven is $249,094 ($234,814 prior GLWB base + $14,280 annual credit).

Form 6723-NSLAC	95

Statement of Additional Information Contents

National Security

Custodian

Independent Registered Public Accounting Firm

Underwriter

Total Return

Financial Statements

1940 Act File Number 811-10619

1933 Act File Number 333-76352

Form 6723-NSLAC	96

National Security Variable Account N

of

National Security Life and Annuity Company

Administrative Office:

One Financial Way

Montgomery, Ohio 45242

Telephone 877.446.6020

NScore Lite VA

Statement of Additional Information

May 1, 2016

This Statement of Additional Information is not a prospectus. Read it along with the prospectus for National Security Variable Account N ("VAN") flexible purchase payment individual variable annuity contracts dated May 1, 2016. To get a free copy of the prospectus for VAN, write or call us at the above address.

TABLE OF CONTENTS

National Security	2
Custodian	2
Independent Registered Public Accounting Firm	2
Underwriter	2
Total Return	2

National Security

National Security is licensed to issue life insurance and annuities in 18 states and the District of Columbia. We were incorporated under the laws of the State of New York in 1973 as the Urbaine Life Reinsurance Company. In 1993, we were purchased by Security Life of Denver Insurance Company and our name was changed to First ING Life Insurance Company of New York. Our name was changed to National Security Life and Annuity Company on January 4, 2002, when we were purchased by SMON Holdings, Inc., a Delaware corporation which was owned jointly by Security Mutual Life Insurance Company of New York “Security Mutual” and The Ohio National Life Insurance Company (“Ohio National Life”). In March 2007, Ohio National Life and Security Mutual became direct owners of our stock after SMON Holdings, Inc. was dissolved, and Ohio National Life purchased additional shares of our stock from Security Mutual, increasing its ownership to over 80% of our outstanding stock. In December 2011, Ohio National Life purchased all of the shares owned by Security Mutual, thus becoming 100% owner of National Security. Ohio National Life is an Ohio domiciled insurance company. Our home office is at 810 Seventh Avenue, New York, New York 10019. Our administrative office is at One Financial Way, Montgomery, Ohio 45242.

Custodian

National Security Life and Annuity Company, the depositor, One Financial Way, Montgomery, Ohio 45242 , holds custody of VAN’s assets.

Independent Registered Public Accounting Firm

The financial statements of National Security Variable Account N as of December 31, 2015 and for each of the periods in the two-year period ended December 31, 2015, and the related financial highlights for each of the periods in the five-year period ended December 31, 2015, and the financial statements and schedules of National Security Life and Annuity Company as of December 31, 2015 and 2014 and for each of the years in the three-year period ended December 31, 2015 have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio, 43215.

Underwriter

We offer the contracts continuously. The principal underwriter of the contracts is Ohio National Equities, Inc. (“ONEQ”), a wholly-owned subsidiary of ours. The aggregate amount of commissions paid to ONEQ for contracts issued by VAN, and the amounts retained by ONEQ, for each of the last three years have been:

Year	Aggregate Commissions	Retained Commissions
2015	$2,241,603	$None
2014	$3,675,361	$None
2013	$3,518,822	$None

Total Return

The average annual compounded rate of return for a contract for each subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

P(1 + T)n = ERV

where:  P = a hypothetical initial payment of $1,000,

T = the average annual total return,

n = the number of years, and

ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).

We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter.

In addition, we may present non-standardized total return data, using the above formula but based upon Fund performance before the date we first offered this series of contracts. This will be presented as if the same charges and deductions applying to these contracts had been in effect from the inception of each Fund. Note that, for purposes of these calculations, the $30 annual contract administration charge is equal to an annual percentage charge of 0.08%. There is no annual contract administration charge for contracts over $50,000. The effect of the waiver of that charge on contracts with total value more than $50,000 would be to increase the returns. The returns assume surrender of the contract and the waiver of deduction of the applicable surrender charge at the ends of the periods shown. However, these returns do not reflect any additional charges for optional additional benefit riders. If those charges were to apply, the returns below would be decreased accordingly.

3

ABOUT THIS REPORT

This report is a presentation of the National Security Variable Account N. Please note the variable account may offer more than one variable product. Some products may have different underlying mutual funds from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in National Security Variable Account N.

This Annual Report has four major sections:

Statements of Assets and Contract Owners’ Equity

These statements list all the underlying funds of the variable account, the number of shares owned, cost of shares, investments at fair value, contracts in accumulation period, annuity reserves for contracts in payment period and total contract owners’ equity. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners transfer among the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed.

Statements of Operations

The Statements of Operations show income and expenses to the variable account from investment activity for reinvested dividends and risk and administrative expenses. Risk and administrative expenses are assessed through the daily unit value calculation and represent an expense to the variable account and its contract owners. These statements also show reinvested capital gains, the realized gain (loss) resulting from units being sold, and unrealized gain (loss).

Statements of Changes in Contract Owners’ Equity

The Statements of Changes in Contract Owners’ Equity include the increase or decrease in contract owners’ equity from operations for income and expenses shown on the statements of operations. In addition, the equity transactions section of this statement illustrate contract purchase payments, extra credit fund deposits, transfers to and from fixed dollar contracts and other subaccounts, withdrawals and surrenders, surrender charges, annual contract charges, and annuity and death benefit payments. The sum of these two sections represents the net change in contract owners’ equity which, when added to the beginning contracts owners’ equity, equals contract owners’ equity at the end of the reporting period. The change in units section illustrates the number of units purchased and redeemed for each subaccount during the period reported.

Notes to Financial Statements

The Notes to Financial Statements provide further disclosures about the variable account and its underlying contract provisions.

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2015

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 5)	Annuity reserves for contracts in payment period	Total contract owners’ equity
Ohio National Fund, Inc.:
Equity Subaccount
252,672 Shares (Cost $7,646,681)	$8,090,542	$8,090,542	$0	$8,090,542
Money Market Subaccount
206,893 Shares (Cost $2,068,931)	2,068,931	2,066,865	2,066	2,068,931
Bond Subaccount
79,444 Shares (Cost $1,077,832)	1,217,875	1,217,875	0	1,217,875
Omni Subaccount
5,170 Shares (Cost $75,366)	126,301	126,301	0	126,301
International Subaccount
263,626 Shares (Cost $3,015,606)	3,295,330	3,295,330	0	3,295,330
Capital Appreciation Subaccount
244,224 Shares (Cost $7,312,307)	8,030,073	8,030,073	0	8,030,073
International Small-Mid Company Subaccount
16,180 Shares (Cost $429,997)	485,091	485,091	0	485,091
Aggressive Growth Subaccount
42,202 Shares (Cost $430,519)	636,822	636,822	0	636,822
Small Cap Growth Subaccount
191,178 Shares (Cost $4,346,144)	4,781,358	4,781,358	0	4,781,358
Mid Cap Opportunity Subaccount
19,768 Shares (Cost $352,436)	591,075	591,075	0	591,075
S&P 500® Index Subaccount
128,233 Shares (Cost $2,414,227)	2,798,044	2,798,044	0	2,798,044
Strategic Value Subaccount
503,730 Shares (Cost $6,138,522)	7,087,484	7,086,832	652	7,087,484
High Income Bond Subaccount
335,022 Shares (Cost $4,626,058)	5,300,044	5,300,044	0	5,300,044
ClearBridge Small Cap Subaccount (a)
50,592 Shares (Cost $1,913,651)	2,023,690	2,023,098	592	2,023,690
Nasdaq-100® Index Subaccount
162,389 Shares (Cost $1,333,375)	1,916,193	1,916,193	0	1,916,193
Bristol Subaccount
235,853 Shares (Cost $3,279,343)	5,068,490	5,068,490	0	5,068,490
Bryton Growth Subaccount
194,631 Shares (Cost $2,843,443)	3,814,760	3,814,760	0	3,814,760
Balanced Subaccount
744,729 Shares (Cost $13,864,564)	14,142,412	14,142,412	0	14,142,412

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2015

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 5)	Annuity reserves for contracts in payment period	Total contract owners’ equity
Ohio National Fund, Inc.: (continued)
Target VIP Subaccount
85,949 Shares (Cost $1,111,502)	$1,186,952	$1,186,952	$0	$1,186,952
Bristol Growth Subaccount
141,648 Shares (Cost $1,436,819)	2,451,929	2,451,929	0	2,451,929
Risk Managed Balanced Subaccount
348,499 Shares (Cost $3,727,077)	3,715,004	3,715,004	0	3,715,004
Wells Fargo Variable Trust (b):
Opportunity Subaccount
649 Shares (Cost $12,609)	16,257	16,257	0	16,257
The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount
47,215 Shares (Cost $485,877)	482,540	482,540	0	482,540
U.S. Real Estate Subaccount
72,025 Shares (Cost $1,001,433)	1,452,023	1,452,023	0	1,452,023
Growth Subaccount
22,064 Shares (Cost $499,135)	639,849	639,849	0	639,849
AIM Variable Insurance Funds - Series II (Invesco Variable Insurance Funds):
Invesco V.I. International Growth Subaccount
43,866 Shares (Cost $1,472,570)	1,449,319	1,449,319	0	1,449,319
Invesco V.I. Balanced-Risk Allocation Subaccount
712,907 Shares (Cost $8,503,793)	7,186,101	7,186,101	0	7,186,101
Goldman Sachs Variable Insurance Trust - Institutional Shares:
Large Cap Value Subaccount
408,067 Shares (Cost $4,445,826)	3,831,753	3,831,753	0	3,831,753
U.S. Equity Insights Subaccount
43,707 Shares (Cost $582,091)	730,350	730,350	0	730,350
Strategic Growth Subaccount
21,461 Shares (Cost $304,782)	335,224	335,224	0	335,224
Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount
380,997 Shares (Cost $7,529,480)	5,981,649	5,981,448	201	5,981,649
U.S. Small-Mid Cap Equity Subaccount
110,002 Shares (Cost $933,024)	812,917	812,917	0	812,917
U.S. Strategic Equity Subaccount
13,921 Shares (Cost $137,909)	148,118	148,118	0	148,118
International Equity Subaccount
1,150,203 Shares (Cost $12,593,030)	14,124,491	14,123,920	571	14,124,491

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2015

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 5)	Annuity reserves for contracts in payment period	Total contract owners’ equity
Lazard Retirement Series, Inc. - Service Shares: (continued)
Global Dynamic Mult Asset Subaccount
600,497 Shares (Cost $7,166,624)	$6,911,720	$6,911,720	$0	$6,911,720
The Prudential Series Fund, Inc. - Class II:
Jennison 20/20 Focus Subaccount
53,019 Shares (Cost $864,000)	1,206,176	1,206,176	0	1,206,176
Jennison Subaccount
9,097 Shares (Cost $259,274)	401,984	401,984	0	401,984
Fidelity® Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount
256,065 Shares (Cost $8,101,679)	8,150,541	8,150,541	0	8,150,541
VIP Contrafund® Subaccount
171,809 Shares (Cost $4,630,440)	5,714,377	5,713,703	674	5,714,377
VIP Growth Subaccount
5,482 Shares (Cost $295,307)	356,363	356,363	0	356,363
VIP Equity-Income Subaccount
64,184 Shares (Cost $1,385,019)	1,286,250	1,286,250	0	1,286,250
VIP Real Estate Subaccount
152,224 Shares (Cost $2,403,174)	2,945,540	2,945,540	0	2,945,540
VIP Target Volatility Subaccount
677,614 Shares (Cost $7,574,579)	7,352,116	7,352,116	0	7,352,116
Janus Aspen Series - Service Shares:
Janus Subaccount
20,594 Shares (Cost $565,545)	622,774	622,774	0	622,774
Global Research Subaccount
2,923 Shares (Cost $102,755)	115,548	115,548	0	115,548
Balanced Subaccount
45,682 Shares (Cost $1,362,973)	1,444,010	1,444,010	0	1,444,010
Overseas Subaccount
130,002 Shares (Cost $5,006,228)	3,619,266	3,619,266	0	3,619,266
INTECH U.S. Low Volatility Subaccount
1,251,699 Shares (Cost $16,551,147)	17,974,397	17,974,397	0	17,974,397
J.P. Morgan Insurance Trust - Class I:
Small Cap Core Subaccount
27,497 Shares (Cost $564,757)	565,334	565,334	0	565,334
Mid Cap Value Subaccount
273,896 Shares (Cost $1,932,348)	2,791,002	2,791,002	0	2,791,002

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2015

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 5)	Annuity reserves for contracts in payment period	Total contract owners’ equity
MFS® Variable Insurance Trust - Service Class:
New Discovery Subaccount
30,813 Shares (Cost $475,568)	$445,245	$444,688	$557	$445,245
Mid Cap Growth Subaccount
46,698 Shares (Cost $317,723)	366,576	366,576	0	366,576
Total Return Subaccount
34,885 Shares (Cost $678,581)	776,551	776,551	0	776,551
PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount
892,994 Shares (Cost $11,742,923)	10,653,420	10,653,420	0	10,653,420
Total Return Subaccount
2,396,051 Shares (Cost $26,633,468)	25,350,223	25,350,223	0	25,350,223
Global Bond Subaccount
62,225 Shares (Cost $816,786)	700,653	700,653	0	700,653
CommodityRealReturn® Strategy Subaccount
194,736 Shares (Cost $2,190,364)	1,345,624	1,345,624	0	1,345,624
Global Diversified Allocation Subaccount
2,208,631 Shares (Cost $22,855,283)	20,164,805	20,164,805	0	20,164,805
Short-Term Subaccount
67,507 Shares (Cost $694,933)	693,296	693,296	0	693,296
Low Duration Subaccount
33,492 Shares (Cost $350,200)	343,291	343,291	0	343,291
Royce Capital Fund - Investment Class:
Micro-Cap Subaccount
136,931 Shares (Cost $1,456,190)	1,278,938	1,278,938	0	1,278,938
Small-Cap Subaccount
658,158 Shares (Cost $6,797,690)	5,548,268	5,548,268	0	5,548,268
Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount
14,064 Shares (Cost $593,322)	632,328	632,328	0	632,328
Franklin Templeton Variable Insurance Products Trust - Class 2:
Templeton Foreign VIP Subaccount
130,254 Shares (Cost $1,823,258)	1,719,351	1,719,351	0	1,719,351
Franklin Flex Cap Growth VIP Subaccount
22,288 Shares (Cost $211,779)	158,022	158,022	0	158,022
Franklin Income VIP Subaccount
58,625 Shares (Cost $899,952)	832,475	832,475	0	832,475

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2015

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 5)	Annuity reserves for contracts in payment period	Total contract owners’ equity
Legg Mason Partners Variable Equity Trust - Class I:
ClearBridge Variable Dividend Strategy Subaccount (c)
27,772 Shares (Cost $402,213)	$416,580	$416,580	$0	$416,580
ClearBridge Variable Large Cap Value Subaccount
25,138 Shares (Cost $508,363)	448,705	448,705	0	448,705
QS Legg Mason Dynamic Multi-Strategy VIT Subaccount
3,671,079 Shares (Cost $46,116,071)	44,603,608	44,603,608	0	44,603,608
Neuberger Berman Advisers Management Trust - S Class:
AMT Mid Cap Intrinsic Value Subaccount
63,831 Shares (Cost $1,026,106)	1,134,922	1,134,922	0	1,134,922
Federated Insurance Series:
Kaufmann Fund II Service Shares Subaccount
39,511 Shares (Cost $600,438)	664,574	664,574	0	664,574
Managed Volatility Fund II Subaccount
1,375,978 Shares (Cost $14,357,796)	12,782,835	12,782,835	0	12,782,835
Managed Tail Risk Fund II Service Shares Subaccount
601,820 Shares (Cost $3,432,438)	3,063,263	3,063,263	0	3,063,263
Goldman Sachs Variable Insurance Trust - Service Shares:
Large Cap Value Subaccount
943,579 Shares (Cost $9,663,539)	8,860,208	8,860,208	0	8,860,208
U.S. Equity Insights Subaccount
20,135 Shares (Cost $342,146)	337,661	337,661	0	337,661
Strategic Growth Subaccount
26,726 Shares (Cost $405,122)	416,658	416,658	0	416,658
Global Trends Allocation Subaccount (c)
775,418 Shares (Cost $8,798,105)	8,436,546	8,436,546	0	8,436,546
Franklin Templeton Variable Insurance Products Trust - Class 4:
Templeton Foreign VIP Subaccount
721,645 Shares (Cost $10,115,075)	9,590,667	9,590,667	0	9,590,667
Franklin Flex Cap Growth VIP Subaccount
247,514 Shares (Cost $2,293,331)	1,707,849	1,707,849	0	1,707,849
Franklin Income VIP Subaccount
132,897 Shares (Cost $2,057,407)	1,925,676	1,925,676	0	1,925,676
Franklin Founding Funds Allocation VIP Subaccount
96,495 Shares (Cost $706,360)	662,923	662,923	0	662,923

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2015

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 5)	Annuity reserves for contracts in payment period	Total contract owners’ equity
Ivy Funds Variable Insurance Portfolios:
VIP Asset Strategy Subaccount
516,747 Shares (Cost $5,087,440)	$4,290,963	$4,290,963	$0	$4,290,963
VIP Global Natural Resources Subaccount
100,826 Shares (Cost $533,827)	369,366	369,183	183	369,366
VIP Science and Technology Subaccount
18,062 Shares (Cost $394,726)	414,634	414,634	0	414,634
Northern Lights Variable Trust - Class 2:
TOPS® Managed Risk Balanced ETF Subaccount
643,194 Shares (Cost $7,213,274)	6,869,315	6,869,315	0	6,869,315
TOPS® Managed Risk Moderate Growth ETF Subaccount
1,299,751 Shares (Cost $14,991,244)	14,024,309	14,024,309	0	14,024,309
TOPS® Managed Risk Growth ETF Subaccount
520,132 Shares (Cost $5,844,392)	5,445,780	5,445,780	0	5,445,780
AB Variable Products Series Fund, Inc. - Class B (c):
VPS Dynamic Asset Allocation Subaccount (c)
461,099 Shares (Cost $5,316,155)	5,187,369	5,187,369	0	5,187,369
VPS Global Risk Allocation-Moderate Subaccount
33,617 Shares (Cost $322,374)	315,324	315,324	0	315,324
MFS® Variable Insurance Trust II - Service Class:
Massachusetts Investors Growth Stock Subaccount (note 4)
4,039 Shares (Cost $69,227)	65,512	65,512	0	65,512
Franklin Templeton Variable Insurance Products Trust - Class 5:
Franklin VolSmart Allocation VIP Subaccount
2,560 Shares (Cost $25,466)	24,760	24,760	0	24,760
Northern Lights Variable Trust - Class 3:
TOPS® Managed Risk Balanced ETF Subaccount
1,453 Shares (Cost $15,746)	15,620	15,620	0	15,620
TOPS® Managed Risk Moderate Growth ETF Subaccount
13,046 Shares (Cost $140,539)	140,639	140,639	0	140,639
TOPS® Managed Risk Growth ETF Subaccount
7,068 Shares (Cost $73,867)	73,794	73,794	0	73,794
Legg Mason Partners Variable Income Trust - Class II:
Western Asset Core Plus VIT Subaccount
61,522 Shares (Cost $349,364)	343,291	343,291	0	343,291

Totals	$381,118,806	$381,113,310	$5,496	$381,118,806

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2015

(a)	Name change was effective September 25, 2015:

ClearBridge Small Cap Subaccount formerly known as Capital Growth Subaccount

(b)	Name change was effective December 15, 2015:

Wells Fargo Variable Trust formerly known as Wells Fargo Advantage Variable Trust Funds

(c)	Name change was effective May 1, 2015:

ClearBridge Variable Dividend Strategy formerly known as ClearBridge Variable Equity Income Subaccount

AB Variable Product Series Fund, Inc. - Class B formerly known as AllianceBernstein Variable Product Series Fund, Inc. - Class B

VPS Dynamic Asset Allocation Subaccount formerly known as Dynamic Asset Allocation Subaccount

Global Trends Allocation Subaccount formerly known as Global Markets Navigator Subaccount

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2015

	Ohio National Fund, Inc.
	Equity Subaccount	Money Market Subaccount	Bond Subaccount	Omni Subaccount	International Subaccount	Capital Appreciation Subaccount	International Small-Mid Company Subaccount
	2015	2015	2015	2015	2015	2015	2015
Investment activity:
Reinvested dividends	$49,073	$0	$0	$1,252	$0	$60,764	$0
Risk and administrative expense (note 2)	(98,762)	(31,033)	(17,677)	(1,690)	(49,576)	(100,071)	(5,711)

Net investment activity	(49,689)	(31,033)	(17,677)	(438)	(49,576)	(39,307)	(5,711)

Reinvested capital gains	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	74,348	70	34,782	8,689	67,446	128,383	15,699
Unrealized gain (loss)	(256,093)	0	(59,318)	(7,116)	(60,436)	(253,307)	4,199

Net gain (loss) on investments	(181,745)	70	(24,536)	1,573	7,010	(124,924)	19,898

Net increase (decrease) in contract owners’ equity from operations	$(231,434)	$(30,963)	$(42,213)	$1,135	$(42,566)	$(164,231)	$14,187

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2015

	Ohio National Fund, Inc.
	Aggressive Growth Subaccount	Small Cap Growth Subaccount	Mid Cap Opportunity Subaccount	S&P 500® Index Subaccount	Strategic Value Subaccount	High Income Bond Subaccount	ClearBridge Small Cap Subaccount
	2015	2015	2015	2015	2015	2015	2015
Investment activity:
Reinvested dividends	$0	$0	$0	$39,989	$218,479	$0	$0
Risk and administrative expense (note 2)	(8,216)	(41,802)	(8,516)	(35,728)	(89,722)	(60,061)	(15,176)

Net investment activity	(8,216)	(41,802)	(8,516)	4,261	128,757	(60,061)	(15,176)

Reinvested capital gains	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	51,214	69,376	13,801	160,451	117,117	143,783	39,787
Unrealized gain (loss)	5,017	48,211	(47,046)	(158,194)	(22,355)	(282,910)	(33,704)

Net gain (loss) on investments	56,231	117,587	(33,245)	2,257	94,762	(139,127)	6,083

Net increase (decrease) in contract owners’ equity from operations	$48,015	$75,785	$(41,761)	$6,518	$223,519	$(199,188)	$(9,093)

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2015

	Ohio National Fund, Inc.
	Nasdaq-100® Index Subaccount	Bristol Subaccount	Bryton Growth Subaccount	Balanced Subaccount	Target VIP Subaccount	Bristol Growth Subaccount	Risk Managed Balanced Subaccount
	2015	2015	2015	2015	2015	2015	2015
Investment activity:
Reinvested dividends	$12,494	$26,529	$0	$176,916	$18,183	$10,503	$9,428
Risk and administrative expense (note 2)	(25,913)	(63,840)	(49,268)	(247,860)	(17,073)	(33,922)	(28,543)

Net investment activity	(13,419)	(37,311)	(49,268)	(70,944)	1,110	(23,419)	(19,115)

Reinvested capital gains	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	90,721	335,785	279,803	171,178	16,848	164,962	(915)
Unrealized gain (loss)	64,895	(103,116)	(352,672)	(374,898)	(71,826)	(27,202)	(25,373)

Net gain (loss) on investments	155,616	232,669	(72,869)	(203,720)	(54,978)	137,760	(26,288)

Net increase (decrease) in contract owners’ equity from operations	$142,197	$195,358	$(122,137)	$(274,664)	$(53,868)	$114,341	$(45,403)

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2015

	Wells Fargo Variable Trust	The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF)
	Opportunity Subaccount	Core Plus Fixed Income Subaccount	U.S. Real Estate Subaccount	Growth Subaccount
	2015	2015	2015	2015
Investment activity:
Reinvested dividends	$22	$18,053	$17,733	$0
Risk and administrative expense (note 2)	(237)	(7,919)	(21,314)	(7,949)

Net investment activity	(215)	10,134	(3,581)	(7,949)

Reinvested capital gains	1,750	0	0	82,239

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	102	7,491	220,071	100,770
Unrealized gain (loss)	(2,393)	(28,151)	(196,019)	(95,699)

Net gain (loss) on investments	(2,291)	(20,660)	24,052	5,071

Net increase (decrease) in contract owners’ equity from operations	$(756)	$(10,526)	$20,471	$79,361

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2015

	AIM Variable Insurance Funds - Series II (Invesco Variable Insurance Funds)		Goldman Sachs Variable Insurance Trust - Institutional Shares
	Invesco V.I. International Growth Subaccount	Invesco V.I. Balanced- Risk Allocation Subaccount	Large Cap Value Subaccount	U.S. Equity Insights Subaccount	Strategic Growth Subaccount
	2015	2015	2015	2015	2015
Investment activity:
Reinvested dividends	$18,770	$297,046	$59,519	$10,478	$1,214
Risk and administrative expense (note 2)	(17,471)	(108,153)	(55,659)	(10,947)	(4,735)

Net investment activity	1,299	188,893	3,860	(469)	(3,521)

Reinvested capital gains	0	669,661	480,453	46,341	20,697

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	6,590	(41,291)	(20,880)	28,735	2,253
Unrealized gain (loss)	(79,542)	(1,259,842)	(689,962)	(87,656)	(12,628)

Net gain (loss) on investments	(72,952)	(1,301,133)	(710,842)	(58,921)	(10,375)

Net increase (decrease) in contract owners’ equity from operations	$(71,653)	$(442,579)	$(226,529)	$(13,049)	$6,801

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2015

	Lazard Retirement Series, Inc. - Service Shares					The Prudential Series Fund, Inc. - Class II
	Emerging Markets Equity Subaccount	U.S. Small-Mid Cap Equity Subaccount	U.S. Strategic Equity Subaccount	International Equity Subaccount	Global Dynamic Multi Asset Subaccount	Jennison 20/20 Focus Subaccount	Jennison Subaccount
	2015	2015	2015	2015	2015	2015	2015
Investment activity:
Reinvested dividends	$76,452	$0	$671	$228,999	$0	$0	$0
Risk and administrative expense (note 2)	(85,218)	(10,551)	(2,048)	(182,607)	(96,246)	(18,464)	(5,173)

Net investment activity	(8,766)	(10,551)	(1,377)	46,392	(96,246)	(18,464)	(5,173)

Reinvested capital gains	17,389	60,683	10,154	248,777	170,195	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(63,511)	(1,858)	33,372	340,399	1,713	276,214	9,566
Unrealized gain (loss)	(1,387,072)	(88,646)	(51,766)	(518,203)	(197,435)	(200,011)	25,093

Net gain (loss) on investments	(1,450,583)	(90,504)	(18,394)	(177,804)	(195,722)	76,203	34,659

Net increase (decrease) in contract owners’ equity from operations	$(1,441,960)	$(40,372)	$(9,617)	$117,365	$(121,773)	$57,739	$29,486

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2015

	Fidelity® Variable Insurance Products Fund - Service Class 2
	VIP Mid Cap Subaccount	VIP Contrafund® Subaccount	VIP Growth Subaccount	VIP Equity- Income Subaccount	VIP Real Estate Subaccount	VIP Target Volatility Subaccount
	2015	2015	2015	2015	2015	2015
Investment activity:
Reinvested dividends	$21,820	$48,249	$116	$41,475	$51,257	$75,664
Risk and administrative expense (note 2)	(107,197)	(82,628)	(3,756)	(18,607)	(40,949)	(88,599)

Net investment activity	(85,377)	(34,379)	(3,640)	22,868	10,308	(12,935)

Reinvested capital gains	977,960	587,480	7,653	135,807	67,017	111,427

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	111,913	376,962	11,059	(2,475)	122,621	20,148
Unrealized gain (loss)	(1,181,399)	(975,701)	773	(237,661)	(127,043)	(296,398)

Net gain (loss) on investments	(1,069,486)	(598,739)	11,832	(240,136)	(4,422)	(276,250)

Net increase (decrease) in contract owners’ equity from operations	$(176,903)	$(45,638)	$15,845	$(81,461)	$72,903	$(177,758)

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2015

	Janus Aspen Series - Service Shares
	Janus Subaccount	Global Research Subaccount	Balanced Subaccount	Overseas Subaccount	INTECH U.S. Low Volatility Subaccount
	2015	2015	2015	2015	2015
Investment activity:
Reinvested dividends	$2,951	$644	$18,565	$20,850	$262,835
Risk and administrative expense (note 2)	(9,055)	(1,569)	(17,789)	(54,671)	(230,032)

Net investment activity	(6,104)	(925)	776	(33,821)	32,803

Reinvested capital gains	120,172	0	41,576	121,262	307,867

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	23,804	848	5,817	(200,214)	224,990
Unrealized gain (loss)	(117,247)	(5,627)	(63,554)	(284,478)	(196,914)

Net gain (loss) on investments	(93,443)	(4,779)	(57,737)	(484,692)	28,076

Net increase (decrease) in contract owners’ equity from operations	$20,625	$(5,704)	$(15,385)	$(397,251)	$368,746

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2015

	J.P. Morgan Insurance Trust - Class I		MFS® Variable Insurance Trust - Service Class
	Small Cap Core Subaccount	Mid Cap Value Subaccount	New Discovery Subaccount	Investors Growth Stock Subaccount (note 4)	Mid Cap Growth Subaccount	Total Return Subaccount
	2015	2015	2015	2015	2015	2015
Investment activity:
Reinvested dividends	$815	$29,989	$0	$225	$0	$19,252
Risk and administrative expense (note 2)	(7,419)	(43,334)	(6,112)	(128)	(5,215)	(11,372)

Net investment activity	(6,604)	(13,345)	(6,112)	97	(5,215)	7,880

Reinvested capital gains	57,534	229,138	15,293	3,712	42,309	30,457

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	7,170	413,596	560	5,093	12,494	37,506
Unrealized gain (loss)	(98,003)	(737,748)	(25,956)	(8,149)	(36,257)	(88,937)

Net gain (loss) on investments	(90,833)	(324,152)	(25,396)	(3,056)	(23,763)	(51,431)

Net increase (decrease) in contract owners’ equity from operations	$(39,903)	$(108,359)	$(16,215)	$753	$13,331	$(13,094)

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2015

	PIMCO Variable Insurance Trust - Administrative Shares
	Real Return Subaccount	Total Return Subaccount	Global Bond Subaccount	Commodity RealReturn® Strategy Subaccount	Global Diversified Allocation Subaccount	Short-Term Subaccount	Low Duration Subaccount
	2015	2015	2015	2015	2015	2015	2015 (a)
Investment activity:
Reinvested dividends	$448,496	$1,232,892	$17,884	$60,020	$536,660	$6,461	$6,351
Risk and administrative expense (note 2)	(146,244)	(319,172)	(11,743)	(21,199)	(273,376)	(8,133)	(473)

Net investment activity	302,252	913,720	6,141	38,821	263,284	(1,672)	5,878

Reinvested capital gains	0	268,997	0	0	979,003	369	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(65,238)	3,063	(85,020)	(177,045)	(36,253)	(180)	14
Unrealized gain (loss)	(672,130)	(1,378,978)	27,586	(300,783)	(2,565,051)	(588)	(6,910)

Net gain (loss) on investments	(737,368)	(1,375,915)	(57,434)	(477,828)	(2,601,304)	(768)	(6,896)

Net increase (decrease) in contract owners’ equity from operations	$(435,116)	$(193,198)	$(51,293)	$(439,007)	$(1,359,017)	$(2,071)	$(1,018)

(a)	Period from May 1, 2015, date of commencement of operations, to December 31, 2015.

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2015

	Royce Capital Fund - Investment Class		Dreyfus Variable Investment Fund - Service Shares	Franklin Templeton Variable Insurance Products Trust - Class 2
	Micro-Cap Subaccount	Small-Cap Subaccount	Appreciation Subaccount	Templeton Foreign VIP Subaccount	Franklin Flex Cap Growth VIP Subaccount	Franklin Income VIP Subaccount
	2015	2015	2015	2015	2015	2015
Investment activity:
Reinvested dividends	$0	$45,251	$9,249	$60,816	$0	$44,435
Risk and administrative expense (note 2)	(18,640)	(96,726)	(7,762)	(24,326)	(1,871)	(12,836)

Net investment activity	(18,640)	(51,475)	1,487	36,490	(1,871)	31,599

Reinvested capital gains	78,940	1,301,956	28,762	62,116	99,682	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	8,901	156,685	82,296	41,844	(1,611)	(2,761)
Unrealized gain (loss)	(274,837)	(2,425,392)	(139,601)	(270,059)	(91,025)	(109,047)

Net gain (loss) on investments	(265,936)	(2,268,707)	(57,305)	(228,215)	(92,636)	(111,808)

Net increase (decrease) in contract owners’ equity from operations	$(205,636)	$(1,018,226)	$(27,056)	$(129,609)	$5,175	$(80,209)

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2015

	Legg Mason Partners Variable Equity Trust - Class I			Neuberger Berman Advisers Management Trust - S Class
	ClearBridge Variable Dividend Strategy Subaccount	ClearBridge Variable Large Cap Value Subaccount	QS Legg Mason Dynamic Multi- Strategy VIT Subaccount	AMT Mid Cap Intrinsic Value Subaccount
	2015	2015	2015	2015
Investment activity:
Reinvested dividends	$7,684	$6,883	$479,742	$4,689
Risk and administrative expense (note 2)	(4,151)	(5,178)	(657,162)	(15,841)

Net investment activity	3,533	1,705	(177,420)	(11,152)

Reinvested capital gains	0	18,711	512,340	25,504

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	1,522	(4,476)	(149,173)	54,230
Unrealized gain (loss)	(25,007)	(34,497)	(3,614,325)	(195,446)

Net gain (loss) on investments	(23,485)	(38,973)	(3,763,498)	(141,216)

Net increase (decrease) in contract owners’ equity from operations	$(19,952)	$(18,557)	$(3,428,578)	$(126,864)

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2015

	Federated Insurance Series			Goldman Sachs Variable Insurance Trust - Service Shares
	Kaufmann Fund II Service Shares Subaccount	Managed Volatility Fund II Subaccount	Managed Tail Risk Fund II Service Shares Subaccount	Large Cap Value Subaccount	U.S. Equity Insights Subaccount	Strategic Growth Subaccount	Global Trends Allocation Subaccount
	2015	2015	2015	2015	2015	2015	2015
Investment activity:
Reinvested dividends	$0	$534,027	$47,724	$112,321	$3,824	$456	$7,385
Risk and administrative expense (note 2)	(8,533)	(189,745)	(45,277)	(118,184)	(4,378)	(4,273)	(112,682)

Net investment activity	(8,533)	344,282	2,447	(5,863)	(554)	(3,817)	(105,297)

Reinvested capital gains	74,063	57,275	4,375	1,100,831	20,892	25,937	183,053

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	14,775	(141,436)	(41,391)	44,357	1,846	1,648	26,461
Unrealized gain (loss)	(58,198)	(1,544,969)	(227,523)	(1,576,325)	(28,683)	(21,565)	(690,454)

Net gain (loss) on investments	(43,423)	(1,686,405)	(268,914)	(1,531,968)	(26,837)	(19,917)	(663,993)

Net increase (decrease) in contract owners’ equity from operations	$22,107	$(1,284,848)	$(262,092)	$(437,000)	$(6,499)	$2,203	$(586,237)

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2015

	Franklin Templeton Variable Insurance Products Trust - Class 4				Ivy Funds Variable Insurance Portfolios
	Templeton Foreign VIP Subaccount	Franklin Flex Cap Growth VIP Subaccount	Franklin Income VIP Subaccount	Franklin Founding Funds Allocation VIP Subaccount	VIP Asset Strategy Subaccount	VIP Global Natural Resources Subaccount	VIP Science and Technology Subaccount
	2015	2015	2015	2015	2015	2015	2015
Investment activity:
Reinvested dividends	$310,412	$0	$92,537	$20,160	$17,684	$439	$0
Risk and administrative expense (note 2)	(135,323)	(24,925)	(27,000)	(10,549)	(64,171)	(5,856)	(5,879)

Net investment activity	175,089	(24,925)	65,537	9,611	(46,487)	(5,417)	(5,879)

Reinvested capital gains	324,922	1,075,138	0	1,158	849,123	0	25,817

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	89,903	(17,720)	13,209	(750)	(84,677)	(35,243)	32,197
Unrealized gain (loss)	(1,352,909)	(980,685)	(255,300)	(65,625)	(1,200,083)	(74,435)	(72,959)

Net gain (loss) on investments	(1,263,006)	(998,405)	(242,091)	(66,375)	(1,284,760)	(109,678)	(40,762)

Net increase (decrease) in contract owners’ equity from operations	$(762,995)	$51,808	$(176,554)	$(55,606)	$(482,124)	$(115,095)	$(20,824)

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2015

	Northern Lights Variable Trust - Class 2			AB Variable Products Series Funds, Inc. - Class B		MFS® Variable Insurance Trust II - Service Class
	TOPS® Managed Risk Balanced ETF Subaccount	TOPS® Managed Risk Moderate Growth ETF Subaccount	TOPS® Managed Risk Growth ETF Subaccount	VPS Dynamic Asset Allocation Subaccount	VPS Global Risk Allocation Moderate Subaccount	Massachusetts Investors Growth Stock Subaccount (note 4)
	2015	2015	2015	2015	2015 (a)	2015 (b)
Investment activity:
Reinvested dividends	$100,043	$211,140	$94,760	$34,767	$0	$192
Risk and administrative expense (note 2)	(110,718)	(210,808)	(89,809)	(73,254)	(529)	(481)

Net investment activity	(10,675)	332	4,951	(38,487)	(529)	(289)

Reinvested capital gains	189,118	340,899	28,850	91,902	0	2,420

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(21,512)	(24,366)	(52,747)	(11,743)	(7)	(32)
Unrealized gain (loss)	(629,658)	(1,550,537)	(677,310)	(217,556)	(7,050)	(3,714)

Net gain (loss) on investments	(651,170)	(1,574,903)	(730,057)	(229,299)	(7,057)	(3,746)

Net increase (decrease) in contract owners’ equity from operations	$(472,727)	$(1,233,672)	$(696,256)	$(175,884)	$(7,586)	$(1,615)

(a)	Period from May 1, 2015, date of commencement of operations, to December 31, 2015.
(b)	Period from March 27, 2015, date of commencement of operations, to December 31, 2015.

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2015

	Franklin Templeton Variable Insurance Products Trust - Class 5	Northern Lights Variable Trust - Class 3			Legg Mason Partners Variable Income Trust - Class II
			TOPS®
	Franklin VolSmart Allocation VIP Subaccount	TOPS® Managed Risk Balanced ETF Subaccount	Managed Risk Moderate Growth ETF Subaccount	TOPS® Managed Risk Growth ETF Subaccount	Western Asset Core Plus VIT II Subaccount	Total Subaccounts
	2015 (a)	2015 (a)	2015 (a)	2015 (a)	2015 (a)	2015
Investment activity:
Reinvested dividends	$102	$0	$0	$0	$4,089	$6,506,849
Risk and administrative expense (note 2)	(1)	(2)	(64)	(34)	(471)	(5,261,062)

Net investment activity	101	(2)	(64)	(34)	3,618	1,245,787

Reinvested capital gains	365	0	0	0	0	12,437,521

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	0	(1)	(1)	0	(4)	3,674,520
Unrealized gain (loss)	(706)	(126)	100	(73)	(6,073)	(34,681,981)

Net gain (loss) on investments	(706)	(127)	99	(73)	(6,077)	(31,007,461)

Net increase (decrease) in contract owners’ equity from operations	$(240)	$(129)	$35	$(107)	$(2,459)	$(17,324,153)

(a)	Period from May 1, 2015, date of commencement of operations, to December 31, 2015.

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Ohio National Fund, Inc.
	Equity Subaccount		Money Market Subaccount		Bond Subaccount		Omni Subaccount
	2015	2014	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(49,689)	$(20,169)	$(31,033)	$(23,371)	$(17,677)	$(18,908)	$(438)	$(563)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	74,348	88,752	70	(3)	34,782	39,804	8,689	25,197
Unrealized gain (loss)	(256,093)	345,543	0	0	(59,318)	39,190	(7,116)	(8,481)

Net increase (decrease) in contract owners’ equity from operations	(231,434)	414,126	(30,963)	(23,374)	(42,213)	60,086	1,135	16,153

Equity transactions:
Contract purchase payments (note 1)	152,256	38,699	27,822	11,172	0	27,352	0	0
Extra credit fund deposit (note 1)	90	768	0	0	0	0	0	0
Transfers (to) and from other subaccounts	1,609,037	4,877,014	1,068,732	(81,087)	(46,551)	144,228	(15,763)	(7,054)
Transfers (to) and from fixed dollar contract	19,404	1,299	8	0	624	1,302	0	0
Withdrawals and surrenders	(258,412)	(186,674)	(295,253)	(192,974)	(42,806)	(173,850)	(2,752)	(58,316)
Surrender charges (note 2)	(238)	(102)	(1,594)	(107)	(673)	(103)	(2)	(445)
Annual contract charges (note 2)	(61,826)	(22,837)	(15,701)	(13,023)	(9,047)	(9,621)	(623)	(753)
Annuity and death benefit payments	(87,146)	(43,124)	(245,230)	(69,274)	(19,634)	(39,402)	(413)	(1,261)

Net equity transactions	1,373,165	4,665,043	538,784	(345,293)	(118,087)	(50,094)	(19,553)	(67,829)

Net change in contract owners’ equity	1,141,731	5,079,169	507,821	(368,667)	(160,300)	9,992	(18,418)	(51,676)
Contract owners’ equity:
Beginning of period	6,948,811	1,869,642	1,561,110	1,929,777	1,378,175	1,368,183	144,719	196,395

End of period	$8,090,542	$6,948,811	$2,068,931	$1,561,110	$1,217,875	$1,378,175	$126,301	$144,719

Change in units:
Beginning units	507,761	166,965	139,394	168,021	80,259	82,411	10,080	15,193

Units purchased	175,982	382,142	197,589	70,465	6,941	12,638	11	0
Units redeemed	(69,355)	(41,346)	(152,408)	(99,092)	(13,209)	(14,790)	(1,406)	(5,113)

Ending units	614,388	507,761	184,575	139,394	73,991	80,259	8,685	10,080

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Ohio National Fund, Inc.
	International Subaccount		Capital Appreciation Subaccount		International Small-Mid Company Subaccount		Aggressive Growth Subaccount
	2015	2014	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(49,576)	$(52,504)	$(39,307)	$(25,463)	$(5,711)	$(2,814)	$(8,216)	$(7,429)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	67,446	76,358	128,383	111,976	15,699	8,809	51,214	34,092
Unrealized gain (loss)	(60,436)	(444,925)	(253,307)	191,497	4,199	(29,040)	5,017	14,188

Net increase (decrease) in contract owners’ equity from operations	(42,566)	(421,071)	(164,231)	278,010	14,187	(23,045)	48,015	40,851

Equity transactions:
Contract purchase payments (note 1)	0	45,283	212,983	51,313	0	0	0	32,061
Extra credit fund deposit (note 1)	0	0	0	672	0	0	0	0
Transfers (to) and from other subaccounts	(46,006)	538,936	904,917	5,385,972	313,152	(4,659)	58,474	(88,989)
Transfers (to) and from fixed dollar contract	0	0	21,953	1,235	0	0	0	1,355
Withdrawals and surrenders	(224,181)	(343,126)	(248,269)	(243,724)	(42,197)	(9,676)	(1,090)	(1,073)
Surrender charges (note 2)	(18)	(539)	(230)	(178)	0	(206)	0	0
Annual contract charges (note 2)	(24,008)	(24,874)	(62,236)	(24,518)	(1,849)	(1,368)	(3,661)	(3,888)
Annuity and death benefit payments	(46,836)	(71,388)	(82,611)	(32,069)	(907)	(691)	(8,763)	(5,093)

Net equity transactions	(341,049)	144,292	746,507	5,138,703	268,199	(16,600)	44,960	(65,627)

Net change in contract owners’ equity	(383,615)	(276,779)	582,276	5,416,713	282,386	(39,645)	92,975	(24,776)
Contract owners’ equity:
Beginning of period	3,678,945	3,955,724	7,447,797	2,031,084	202,705	242,350	543,847	568,623

End of period	$3,295,330	$3,678,945	$8,030,073	$7,447,797	$485,091	$202,705	$636,822	$543,847

Change in units:
Beginning units	351,785	337,793	268,410	69,998	11,016	11,843	51,750	59,295

Units purchased	9,768	54,498	60,595	213,600	16,509	619	5,233	3,209
Units redeemed	(40,860)	(40,506)	(29,007)	(15,188)	(2,817)	(1,446)	(3,990)	(10,754)

Ending units	320,693	351,785	299,998	268,410	24,708	11,016	52,993	51,750

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Ohio National Fund, Inc.
	Small Cap Growth Subaccount		Mid Cap Opportunity Subaccount		S&P 500® Index Subaccount		Strategic Value Subaccount
	2015	2014	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(41,802)	$(13,718)	$(8,516)	$(8,296)	$4,261	$3,192	$128,757	$245,449
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	69,376	57,134	13,801	44,209	160,451	62,376	117,117	475,093
Unrealized gain (loss)	48,211	222,871	(47,046)	22,298	(158,194)	139,175	(22,355)	66,847

Net increase (decrease) in contract owners’ equity from operations	75,785	266,287	(41,761)	58,211	6,518	204,743	223,519	787,389

Equity transactions:
Contract purchase payments (note 1)	62,576	132,417	130	4,950	108,086	26,963	151,214	209,475
Extra credit fund deposit (note 1)	0	384	0	0	0	0	2	800
Transfers (to) and from other subaccounts	2,295,543	1,564,353	52,538	5,989	557,370	508,669	616,973	(1,833,982)
Transfers (to) and from fixed dollar contract	10,012	590	574	0	0	95,061	42,603	131,521
Withdrawals and surrenders	(71,956)	(8,617)	(8,538)	(65,209)	(17,845)	(124,056)	(206,690)	(231,153)
Surrender charges (note 2)	(149)	(126)	(1)	0	0	0	(894)	(413)
Annual contract charges (note 2)	(24,124)	(6,937)	(5,018)	(4,892)	(18,275)	(13,151)	(58,610)	(62,767)
Annuity and death benefit payments	(32,374)	(5,075)	(233)	(180)	(24,791)	(10,772)	(69,499)	(114,490)

Net equity transactions	2,239,528	1,676,989	39,452	(59,342)	604,545	482,714	475,099	(1,901,009)

Net change in contract owners’ equity	2,315,313	1,943,276	(2,309)	(1,131)	611,063	687,457	698,618	(1,113,620)
Contract owners’ equity:
Beginning of period	2,466,045	522,769	593,384	594,515	2,186,981	1,499,524	6,388,866	7,502,486

End of period	$4,781,358	$2,466,045	$591,075	$593,384	$2,798,044	$2,186,981	$7,087,484	$6,388,866

Change in units:
Beginning units	156,483	39,929	25,319	27,841	111,826	85,985	387,519	505,516

Units purchased	178,171	136,525	2,529	1,277	60,267	37,165	69,985	32,936
Units redeemed	(24,848)	(19,971)	(943)	(3,799)	(27,153)	(11,324)	(40,014)	(150,933)

Ending units	309,806	156,483	26,905	25,319	144,940	111,826	417,490	387,519

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Ohio National Fund, Inc.
	High Income Bond Subaccount		ClearBridge Small Cap Subaccount		Nasdaq-100® Index Subaccount		Bristol Subaccount
	2015	2014	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(60,061)	$(71,234)	$(15,176)	$(9,710)	$(13,419)	$(3,818)	$(37,311)	$(44,464)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	143,783	485,146	39,787	14,984	90,721	71,912	335,785	324,049
Unrealized gain (loss)	(282,910)	(329,862)	(33,704)	1,523	64,895	192,555	(103,116)	261,504

Net increase (decrease) in contract owners’ equity from operations	(199,188)	84,050	(9,093)	6,797	142,197	260,649	195,358	541,089

Equity transactions:
Contract purchase payments (note 1)	44,547	228,018	56,164	168,006	18,000	23,535	73,201	89,186
Extra credit fund deposit (note 1)	1	37	0	0	520	260	1	439
Transfers (to) and from other subaccounts	1,302,265	(1,080,516)	1,338,013	4,876	126,599	8,706	490,464	(389,393)
Transfers (to) and from fixed dollar contract	34,567	118,948	2,600	566	0	36,214	31,219	89,436
Withdrawals and surrenders	(138,241)	(333,371)	(52,440)	(16,703)	(18,664)	(52,521)	(172,179)	(227,741)
Surrender charges (note 2)	(789)	(584)	(49)	(6)	(1)	(322)	(649)	(272)
Annual contract charges (note 2)	(35,762)	(42,690)	(7,037)	(3,665)	(10,755)	(10,406)	(40,995)	(38,347)
Annuity and death benefit payments	(55,207)	(78,171)	(35,299)	(17,455)	(71,253)	(12,321)	(49,139)	(61,277)

Net equity transactions	1,151,381	(1,188,329)	1,301,952	135,619	44,446	(6,855)	331,923	(537,969)

Net change in contract owners’ equity	952,193	(1,104,279)	1,292,859	142,416	186,643	253,794	527,281	3,120
Contract owners’ equity:
Beginning of period	4,347,851	5,452,130	730,831	588,415	1,729,550	1,475,756	4,541,209	4,538,089

End of period	$5,300,044	$4,347,851	$2,023,690	$730,831	$1,916,193	$1,729,550	$5,068,490	$4,541,209

Change in units:
Beginning units	226,692	285,527	22,645	18,329	179,385	183,329	224,485	251,789

Units purchased	93,678	42,941	53,915	6,033	33,299	23,021	54,350	12,198
Units redeemed	(30,325)	(101,776)	(8,228)	(1,717)	(24,809)	(26,965)	(35,211)	(39,502)

Ending units	290,045	226,692	68,332	22,645	187,875	179,385	243,624	224,485

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Ohio National Fund, Inc.
	Bryton Growth Subaccount		Balanced Subaccount		Target VIP Subaccount
	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(49,268)	$(48,782)	$(70,944)	$(3,423)	$1,110	$2,776
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	279,803	268,478	171,178	53,059	16,848	16,500
Unrealized gain (loss)	(352,672)	(37,479)	(374,898)	486,500	(71,826)	55,996

Net increase (decrease) in contract owners’ equity from operations	(122,137)	182,217	(274,664)	536,136	(53,868)	75,272

Equity transactions:
Contract purchase payments (note 1)	69,826	74,781	5,403,618	2,976,487	33,648	0
Extra credit fund deposit (note 1)	1	343	100	4,975	0	0
Transfers (to) and from other subaccounts	439,879	(91,983)	(8,625,596)	8,269,492	(69,514)	56,698
Transfers (to) and from fixed dollar contract	14,175	59,318	605,061	1,519,320	1,248	2,711
Withdrawals and surrenders	(132,539)	(138,506)	(323,642)	(229,293)	(10,329)	(109,766)
Surrender charges (note 2)	(470)	(208)	(1,667)	(5,500)	0	0
Annual contract charges (note 2)	(32,494)	(29,556)	(147,947)	(65,679)	(16,357)	(16,486)
Annuity and death benefit payments	(39,330)	(45,129)	(97,743)	(36,547)	(15,871)	(5,044)

Net equity transactions	319,048	(170,940)	(3,187,816)	12,433,255	(77,175)	(71,887)

Net change in contract owners’ equity	196,911	11,277	(3,462,480)	12,969,391	(131,043)	3,385
Contract owners’ equity:
Beginning of period	3,617,849	3,606,572	17,604,892	4,635,501	1,317,995	1,314,610

End of period	$3,814,760	$3,617,849	$14,142,412	$17,604,892	$1,186,952	$1,317,995

Change in units:
Beginning units	205,269	214,409	1,086,539	307,621	93,418	98,691

Units purchased	60,863	28,206	379,488	844,436	2,484	5,923
Units redeemed	(37,400)	(37,346)	(590,267)	(65,518)	(7,760)	(11,196)

Ending units	228,732	205,269	875,760	1,086,539	88,142	93,418

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Ohio National Fund, Inc.				Wells Fargo Variable Trust
	Bristol Growth Subaccount		Risk Managed Balanced Subaccount		Opportunity Subaccount
	2015	2014	2015	2014 (a)	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(23,419)	$(26,091)	$(19,115)	$(1,612)	$(215)	$(218)
Reinvested capital gains	0	0	0	0	1,750	0
Realized gain (loss)	164,962	166,852	(915)	378	102	98
Unrealized gain (loss)	(27,202)	113,893	(25,373)	13,300	(2,393)	1,519

Net increase (decrease) in contract owners’ equity from operations	114,341	254,654	(45,403)	12,066	(756)	1,399

Equity transactions:
Contract purchase payments (note 1)	47,969	55,161	2,156,334	288,420	0	0
Extra credit fund deposit (note 1)	1	229	0	106	0	0
Transfers (to) and from other subaccounts	(118,652)	(230,703)	1,122,792	104,876	0	0
Transfers (to) and from fixed dollar contract	19,423	51,947	134,348	421	0	0
Withdrawals and surrenders	(75,586)	(80,141)	(40,444)	0	0	0
Surrender charges (note 2)	(427)	(400)	(930)	0	0	0
Annual contract charges (note 2)	(22,565)	(21,266)	(8,952)	0	(90)	(87)
Annuity and death benefit payments	(22,722)	(31,017)	(8,477)	(153)	0	0

Net equity transactions	(172,559)	(256,190)	3,354,671	393,670	(90)	(87)

Net change in contract owners’ equity	(58,218)	(1,536)	3,309,268	405,736	(846)	1,312
Contract owners’ equity:
Beginning of period	2,510,147	2,511,683	405,736	0	17,103	15,791

End of period	$2,451,929	$2,510,147	$3,715,004	$405,736	$16,257	$17,103

Change in units:
Beginning units	154,577	171,349	37,811	0	613	616

Units purchased	10,754	8,781	362,746	38,154	0	0
Units redeemed	(20,387)	(25,553)	(44,593)	(343)	(4)	(3)

Ending units	144,944	154,577	355,964	37,811	609	613

(a)	Period from May 1, 2014, date of commencement of operations, to December 31, 2014.

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF)
	Core Plus Fixed Income Subaccount		U.S. Real Estate Subaccount		Growth Subaccount
	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$10,134	$8,642	$(3,581)	$(2,401)	$(7,949)	$(8,253)
Reinvested capital gains	0	0	0	0	82,239	55,037
Realized gain (loss)	7,491	5,957	220,071	128,663	100,770	39,648
Unrealized gain (loss)	(28,151)	23,801	(196,019)	301,357	(95,699)	(57,793)

Net increase (decrease) in contract owners’ equity from operations	(10,526)	38,400	20,471	427,619	79,361	28,639

Equity transactions:
Contract purchase payments (note 1)	975	56,945	30,460	111,284	0	145,497
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(165,352)	101,725	(233,238)	(192,530)	(235,937)	(32,186)
Transfers (to) and from fixed dollar contract	624	1,409	599	652	0	0
Withdrawals and surrenders	(52,951)	(61,224)	(110,198)	(109,639)	0	(43,547)
Surrender charges (note 2)	(47)	(82)	(8)	(109)	0	(200)
Annual contract charges (note 2)	(4,408)	(5,282)	(11,742)	(12,201)	(1,510)	(1,040)
Annuity and death benefit payments	(7,687)	(13,205)	(22,673)	(31,008)	(237)	(1,361)

Net equity transactions	(228,846)	80,286	(346,800)	(233,551)	(237,684)	67,163

Net change in contract owners’ equity	(239,372)	118,686	(326,329)	194,068	(158,323)	95,802
Contract owners’ equity:
Beginning of period	721,912	603,226	1,778,352	1,584,284	798,172	702,370

End of period	$482,540	$721,912	$1,452,023	$1,778,352	$639,849	$798,172

Change in units:
Beginning units	52,101	45,811	57,163	61,492	38,757	36,010

Units purchased	1,260	18,317	8,363	8,427	2,530	8,027
Units redeemed	(18,358)	(12,027)	(16,739)	(12,756)	(13,138)	(5,280)

Ending units	35,003	52,101	48,787	57,163	28,149	38,757

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	AIM Variable Insurance Funds - Series II (Invesco Variable Insurance Funds)
	Invesco V.I. International Growth Subaccount		Invesco V.I. Balanced-Risk Allocation Subaccount
	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$1,299	$3,272	$188,893	$(166,068)
Reinvested capital gains	0	0	669,661	789,012
Realized gain (loss)	6,590	7,491	(41,291)	(190,078)
Unrealized gain (loss)	(79,542)	(29,089)	(1,259,842)	13,914

Net increase (decrease) in contract owners’ equity from operations	(71,653)	(18,326)	(442,579)	446,780

Equity transactions:
Contract purchase payments (note 1)	111,830	189,013	551,671	1,011,361
Extra credit fund deposit (note 1)	0	0	2	191
Transfers (to) and from other subaccounts	467,887	184,510	(167,983)	(7,415,586)
Transfers (to) and from fixed dollar contract	821	15,045	326,539	527,307
Withdrawals and surrenders	(30,514)	(59,206)	(83,812)	(258,665)
Surrender charges (note 2)	0	0	(2,260)	(1,280)
Annual contract charges (note 2)	(7,998)	(5,191)	(79,925)	(109,993)
Annuity and death benefit payments	(11,871)	(5,152)	(35,591)	(107,321)

Net equity transactions	530,155	319,019	508,641	(6,353,986)

Net change in contract owners’ equity	458,502	300,693	66,062	(5,907,206)
Contract owners’ equity:
Beginning of period	990,817	690,124	7,120,039	13,027,245

End of period	$1,449,319	$990,817	$7,186,101	$7,120,039

Change in units:
Beginning units	85,577	61,037	631,305	1,201,384

Units purchased	53,454	31,137	103,030	155,555
Units redeemed	(8,239)	(6,597)	(58,096)	(725,634)

Ending units	130,792	85,577	676,239	631,305

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Goldman Sachs Variable Insurance Trust - Institutional Shares
	Large Cap Value Subaccount		U.S. Equity Insights Subaccount		Strategic Growth Subaccount
	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$3,860	$(3,509)	$(469)	$(468)	$(3,521)	$(3,288)
Reinvested capital gains	480,453	768,227	46,341	36,341	20,697	62,856
Realized gain (loss)	(20,880)	200,091	28,735	67,776	2,253	7,469
Unrealized gain (loss)	(689,962)	(473,114)	(87,656)	13,887	(12,628)	(29,768)

Net increase (decrease) in contract owners’ equity from operations	(226,529)	491,695	(13,049)	117,536	6,801	37,269

Equity transactions:
Contract purchase payments (note 1)	0	15,152	0	0	0	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	284,279	(734,980)	(3,949)	(74,252)	(4,541)	(2,110)
Transfers (to) and from fixed dollar contract	0	(6,347)	0	(27,594)	0	0
Withdrawals and surrenders	(262,913)	(396,488)	(36,810)	(64,062)	(2,523)	(17,671)
Surrender charges (note 2)	(8)	(136)	(2)	(91)	(2)	0
Annual contract charges (note 2)	(33,236)	(36,242)	(4,917)	(5,374)	(1,930)	(1,815)
Annuity and death benefit payments	(109,664)	(84,718)	(11,321)	(23,042)	(73)	(12)

Net equity transactions	(121,542)	(1,243,759)	(56,999)	(194,415)	(9,069)	(21,608)

Net change in contract owners’ equity	(348,071)	(752,064)	(70,048)	(76,879)	(2,268)	15,661
Contract owners’ equity:
Beginning of period	4,179,824	4,931,888	800,398	877,277	337,492	321,831

End of period	$3,831,753	$4,179,824	$730,350	$800,398	$335,224	$337,492

Change in units:
Beginning units	264,837	347,652	43,980	55,318	17,890	19,119

Units purchased	27,539	2,126	1,277	8	52	227
Units redeemed	(35,440)	(84,941)	(4,484)	(11,346)	(515)	(1,456)

Ending units	256,936	264,837	40,773	43,980	17,427	17,890

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Lazard Retirement Series, Inc. - Service Shares
	Emerging Markets Equity Subaccount		U.S. Small-Mid Cap Equity Subaccount		U.S. Strategic Equity Subaccount
	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(8,766)	$22,714	$(10,551)	$(6,170)	$(1,377)	$(705)
Reinvested capital gains	17,389	60,665	60,683	71,596	10,154	37,443
Realized gain (loss)	(63,511)	98,094	(1,858)	330	33,372	4,920
Unrealized gain (loss)	(1,387,072)	(548,333)	(88,646)	(24,745)	(51,766)	(1,104)

Net increase (decrease) in contract owners’ equity from operations	(1,441,960)	(366,860)	(40,372)	41,011	(9,617)	40,554

Equity transactions:
Contract purchase payments (note 1)	170,698	218,166	98,698	120	0	0
Extra credit fund deposit (note 1)	1	604	0	0	0	0
Transfers (to) and from other subaccounts	997,130	(28,046)	322,338	(17,770)	(170,592)	(16,681)
Transfers (to) and from fixed dollar contract	26,175	97,569	0	9,753	0	0
Withdrawals and surrenders	(238,965)	(191,010)	(4,577)	(28,320)	0	0
Surrender charges (note 2)	(1,303)	(415)	(12)	(43)	0	0
Annual contract charges (note 2)	(51,800)	(53,506)	(4,532)	(2,956)	(159)	(150)
Annuity and death benefit payments	(70,134)	(95,517)	(10,068)	(5,723)	0	0

Net equity transactions	831,802	(52,155)	401,847	(44,939)	(170,751)	(16,831)

Net change in contract owners’ equity	(610,158)	(419,015)	361,475	(3,928)	(180,368)	23,723
Contract owners’ equity:
Beginning of period	6,591,807	7,010,822	451,442	455,370	328,486	304,763

End of period	$5,981,649	$6,591,807	$812,917	$451,442	$148,118	$328,486

Change in units:
Beginning units	300,570	291,814	16,474	18,194	18,213	19,211

Units purchased	84,110	52,323	15,185	487	0	0
Units redeemed	(37,240)	(43,567)	(1,224)	(2,207)	(9,450)	(998)

Ending units	347,440	300,570	30,435	16,474	8,763	18,213

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Lazard Retirement Series, Inc. - Service Shares
	International Equity Subaccount		Global Dynamic Multi Asset Subaccount
	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$46,392	$31,832	$(96,246)	$(38,619)
Reinvested capital gains	248,777	0	170,195	353,953
Realized gain (loss)	340,399	263,741	1,713	26,482
Unrealized gain (loss)	(518,203)	(996,164)	(197,435)	(275,680)

Net increase (decrease) in contract owners’ equity from operations	117,365	(700,591)	(121,773)	66,136

Equity transactions:
Contract purchase payments (note 1)	261,600	325,067	811,505	1,745,491
Extra credit fund deposit (note 1)	4	1,450	133	1,367
Transfers (to) and from other subaccounts	1,712,594	723,695	(413,301)	150,515
Transfers (to) and from fixed dollar contract	100,912	228,081	381,957	941,972
Withdrawals and surrenders	(416,751)	(429,804)	(23,861)	(18,266)
Surrender charges (note 2)	(1,947)	(955)	(1,063)	(780)
Annual contract charges (note 2)	(117,371)	(104,481)	(68,580)	(41,768)
Annuity and death benefit payments	(153,912)	(171,822)	(24,913)	(14,344)

Net equity transactions	1,385,129	571,231	661,877	2,764,187

Net change in contract owners’ equity	1,502,494	(129,360)	540,104	2,830,323
Contract owners’ equity:
Beginning of period	12,621,997	12,751,357	6,371,616	3,541,293

End of period	$14,124,491	$12,621,997	$6,911,720	$6,371,616

Change in units:
Beginning units	877,588	837,522	510,101	286,865

Units purchased	199,918	106,808	112,455	237,278
Units redeemed	(100,954)	(66,742)	(58,546)	(14,042)

Ending units	976,552	877,588	564,010	510,101

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	The Prudential Series Fund, Inc. - Class II
	Jennison 20/20 Focus Subaccount		Jennison Subaccount
	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(18,464)	$(23,144)	$(5,173)	$(4,618)
Reinvested capital gains	0	0	0	0
Realized gain (loss)	276,214	69,056	9,566	48,846
Unrealized gain (loss)	(200,011)	43,782	25,093	(19,309)

Net increase (decrease) in contract owners’ equity from operations	57,739	89,694	29,486	24,919

Equity transactions:
Contract purchase payments (note 1)	62,590	123,944	21,423	1,530
Extra credit fund deposit (note 1)	0	26	0	0
Transfers (to) and from other subaccounts	(551,658)	(17,881)	60,076	(106,458)
Transfers (to) and from fixed dollar contract	861	0	1,248	7,511
Withdrawals and surrenders	(84,818)	(59,385)	0	0
Surrender charges (note 2)	0	(347)	0	0
Annual contract charges (note 2)	(11,001)	(11,766)	(2,737)	(3,055)
Annuity and death benefit payments	(4,747)	(22,526)	0	0

Net equity transactions	(588,773)	12,065	80,010	(100,472)

Net change in contract owners’ equity	(531,034)	101,759	109,496	(75,553)
Contract owners’ equity:
Beginning of period	1,737,210	1,635,451	292,488	368,041

End of period	$1,206,176	$1,737,210	$401,984	$292,488

Change in units:
Beginning units	87,869	85,086	21,020	29,447

Units purchased	3,477	12,662	6,347	1,816
Units redeemed	(35,341)	(9,879)	(1,132)	(10,243)

Ending units	56,005	87,869	26,235	21,020

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Fidelity® Variable Insurance Products Fund - Service Class 2
	VIP Mid Cap Subaccount		VIP Contrafund® Subaccount		VIP Growth Subaccount
	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(85,377)	$(107,884)	$(34,379)	$(38,008)	$(3,640)	$(2,267)
Reinvested capital gains	977,960	194,772	587,480	132,010	7,653	0
Realized gain (loss)	111,913	119,539	376,962	257,454	11,059	10,405
Unrealized gain (loss)	(1,181,399)	170,448	(975,701)	272,386	773	9,887

Net increase (decrease) in contract owners’ equity from operations	(176,903)	376,875	(45,638)	623,842	15,845	18,025

Equity transactions:
Contract purchase payments (note 1)	168,811	460,081	262,803	356,929	145,104	0
Extra credit fund deposit (note 1)	2	458	90	104	0	0
Transfers (to) and from other subaccounts	135,188	(212,287)	(674,811)	(415,467)	9,558	26,567
Transfers (to) and from fixed dollar contract	49,147	96,880	3,158	68,384	0	3,498
Withdrawals and surrenders	(276,974)	(258,489)	(314,871)	(173,674)	(22,154)	(7,263)
Surrender charges (note 2)	(679)	(484)	(51)	(215)	0	(336)
Annual contract charges (note 2)	(68,445)	(63,533)	(41,074)	(40,767)	(1,333)	(1,070)
Annuity and death benefit payments	(88,115)	(91,157)	(89,932)	(56,228)	(5,384)	(4,604)

Net equity transactions	(81,065)	(68,531)	(854,688)	(260,934)	125,791	16,792

Net change in contract owners’ equity	(257,968)	308,344	(900,326)	362,908	141,636	34,817
Contract owners’ equity:
Beginning of period	8,408,509	8,100,165	6,614,703	6,251,795	214,727	179,910

End of period	$8,150,541	$8,408,509	$5,714,377	$6,614,703	$356,363	$214,727

Change in units:
Beginning units	294,850	295,441	325,464	338,616	16,556	14,913

Units purchased	50,542	29,424	34,309	25,406	13,295	4,552
Units redeemed	(46,009)	(30,015)	(76,007)	(38,558)	(4,640)	(2,909)

Ending units	299,383	294,850	283,766	325,464	25,211	16,556

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Fidelity® Variable Insurance Products Fund - Service Class 2
	VIP Equity-Income Subaccount		VIP Real Estate Subaccount		VIP Target Volatility Subaccount
	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$22,868	$20,332	$10,308	$8,319	$(12,935)	$(7,263)
Reinvested capital gains	135,807	21,379	67,017	188,618	111,427	146,542
Realized gain (loss)	(2,475)	16,760	122,621	171,699	20,148	10,148
Unrealized gain (loss)	(237,661)	43,699	(127,043)	385,814	(296,398)	18,298

Net increase (decrease) in contract owners’ equity from operations	(81,461)	102,170	72,903	754,450	(177,758)	167,725

Equity transactions:
Contract purchase payments (note 1)	0	20,389	47,820	114,189	1,755,352	2,413,639
Extra credit fund deposit (note 1)	0	0	1	229	255	1,353
Transfers (to) and from other subaccounts	61,277	18,470	(146,253)	(474,980)	229,009	(79,990)
Transfers (to) and from fixed dollar contract	(30,388)	1,302	19,484	51,231	473,587	471,492
Withdrawals and surrenders	(146,686)	(90,818)	(77,222)	(92,974)	(22,292)	(14,079)
Surrender charges (note 2)	(12)	(88)	(411)	(156)	(665)	(666)
Annual contract charges (note 2)	(10,846)	(10,786)	(24,216)	(23,750)	(57,414)	(25,978)
Annuity and death benefit payments	(19,874)	(16,387)	(32,366)	(35,497)	(71,873)	(48,549)

Net equity transactions	(146,529)	(77,918)	(213,163)	(461,708)	2,305,959	2,717,222

Net change in contract owners’ equity	(227,990)	24,252	(140,260)	292,742	2,128,201	2,884,947
Contract owners’ equity:
Beginning of period	1,514,240	1,489,988	3,085,800	2,793,058	5,223,915	2,338,968

End of period	$1,286,250	$1,514,240	$2,945,540	$3,085,800	$7,352,116	$5,223,915

Change in units:
Beginning units	81,131	85,626	193,013	223,775	441,987	206,277

Units purchased	4,832	4,625	23,208	24,931	256,800	257,175
Units redeemed	(13,225)	(9,120)	(35,508)	(55,693)	(59,746)	(21,465)

Ending units	72,738	81,131	180,713	193,013	639,041	441,987

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Janus Aspen Series - Service Shares
	Janus Subaccount		Global Research Subaccount		Balanced Subaccount
	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(6,104)	$(7,224)	$(925)	$(338)	$776	$1,581
Reinvested capital gains	120,172	46,979	0	0	41,576	21,716
Realized gain (loss)	23,804	32,553	848	679	5,817	12,958
Unrealized gain (loss)	(117,247)	(5,594)	(5,627)	5,191	(63,554)	23,347

Net increase (decrease) in contract owners’ equity from operations	20,625	66,714	(5,704)	5,532	(15,385)	59,602

Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	109,292	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(3,691)	(19,581)	23,909	(1,163)	351,640	135,808
Transfers (to) and from fixed dollar contract	0	0	0	0	38,402	1,525
Withdrawals and surrenders	(14,304)	(95,162)	0	0	(5,652)	(35,148)
Surrender charges (note 2)	0	(525)	0	0	0	(228)
Annual contract charges (note 2)	(4,722)	(4,358)	(762)	(586)	(7,923)	(6,170)
Annuity and death benefit payments	(375)	(351)	(980)	(636)	(31,048)	(14,469)

Net equity transactions	(23,092)	(119,977)	22,167	(2,385)	454,711	81,318

Net change in contract owners’ equity	(2,467)	(53,263)	16,463	3,147	439,326	140,920
Contract owners’ equity:
Beginning of period	625,241	678,504	99,085	95,938	1,004,684	863,764

End of period	$622,774	$625,241	$115,548	$99,085	$1,444,010	$1,004,684

Change in units:
Beginning units	60,732	72,801	11,415	11,705	53,227	48,001

Units purchased	5,779	177	2,968	38	27,599	8,476
Units redeemed	(7,984)	(12,246)	(413)	(328)	(2,827)	(3,250)

Ending units	58,527	60,732	13,970	11,415	77,999	53,227

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Janus Aspen Series - Service Shares
	Overseas Subaccount		INTECH U.S. Low Volatility Subaccount
	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(33,821)	$68,057	$32,803	$(48,941)
Reinvested capital gains	121,262	427,340	307,867	20,703
Realized gain (loss)	(200,214)	(20,550)	224,990	115,346
Unrealized gain (loss)	(284,478)	(1,055,916)	(196,914)	1,377,378

Net increase (decrease) in contract owners’ equity from operations	(397,251)	(581,069)	368,746	1,464,486

Equity transactions:
Contract purchase payments (note 1)	138,778	118,185	4,620,055	5,110,481
Extra credit fund deposit (note 1)	0	130	144	1,512
Transfers (to) and from other subaccounts	162,297	326,012	(931,821)	(602,327)
Transfers (to) and from fixed dollar contract	0	27,580	1,203,830	1,895,455
Withdrawals and surrenders	(253,234)	(167,578)	(67,915)	(27,153)
Surrender charges (note 2)	(550)	(247)	(1,709)	(1,223)
Annual contract charges (note 2)	(31,170)	(32,177)	(141,007)	(61,962)
Annuity and death benefit payments	(49,960)	(43,091)	(60,455)	(7,347)

Net equity transactions	(33,839)	228,814	4,621,122	6,307,436

Net change in contract owners’ equity	(431,090)	(352,255)	4,989,868	7,771,922
Contract owners’ equity:
Beginning of period	4,050,356	4,402,611	12,984,529	5,212,607

End of period	$3,619,266	$4,050,356	$17,974,397	$12,984,529

Change in units:
Beginning units	342,448	320,571	919,633	428,243

Units purchased	51,687	43,793	487,436	566,203
Units redeemed	(53,057)	(21,916)	(167,097)	(74,813)

Ending units	341,078	342,448	1,239,972	919,633

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	J.P. Morgan Insurance Trust - Class I
	Small Cap Core Subaccount		Mid Cap Value Subaccount
	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(6,604)	$(3,341)	$(13,345)	$(19,913)
Reinvested capital gains	57,534	21,796	229,138	178,593
Realized gain (loss)	7,170	11,916	413,596	186,014
Unrealized gain (loss)	(98,003)	(8,193)	(737,748)	81,217

Net increase (decrease) in contract owners’ equity from operations	(39,903)	22,178	(108,359)	425,911

Equity transactions:
Contract purchase payments (note 1)	2,253	0	35,220	72,948
Extra credit fund deposit (note 1)	90	0	0	0
Transfers (to) and from other subaccounts	331,931	6,519	(388,784)	(121,516)
Transfers (to) and from fixed dollar contract	15,240	8,397	1,266	7,234
Withdrawals and surrenders	(20,487)	(16,075)	(103,155)	(108,409)
Surrender charges (note 2)	(1)	0	(4)	(122)
Annual contract charges (note 2)	(3,376)	(1,961)	(23,428)	(21,836)
Annuity and death benefit payments	(3,632)	(1,525)	(48,656)	(58,314)

Net equity transactions	322,018	(4,645)	(527,541)	(230,015)

Net change in contract owners’ equity	282,115	17,533	(635,900)	195,896
Contract owners’ equity:
Beginning of period	283,219	265,686	3,426,902	3,231,006

End of period	$565,334	$283,219	$2,791,002	$3,426,902

Change in units:
Beginning units	12,590	12,765	95,542	100,987

Units purchased	15,779	1,263	11,530	5,392
Units redeemed	(1,598)	(1,438)	(25,814)	(10,837)

Ending units	26,771	12,590	81,258	95,542

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	MFS® Variable Insurance Trust - Service Class
	New Discovery Subaccount		Investors Growth Stock Subaccount (note 4)		Mid Cap Growth Subaccount		Total Return Subaccount
	2015	2014	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(6,112)	$(6,566)	$97	$(235)	$(5,215)	$(5,050)	$7,880	$7,268
Reinvested capital gains	15,293	110,648	3,712	1,237	42,309	45,183	30,457	32,763
Realized gain (loss)	560	9,893	5,093	553	12,494	13,402	37,506	57,676
Unrealized gain (loss)	(25,956)	(165,329)	(8,149)	477	(36,257)	(25,213)	(88,937)	(34,563)

Net increase (decrease) in contract owners’ equity from operations	(16,215)	(51,354)	753	2,032	13,331	28,322	(13,094)	63,144

Equity transactions:
Contract purchase payments (note 1)	21,340	1,071	0	0	0	13,235	0	96,998
Extra credit fund deposit (note 1)	0	0	0	0	0	0	0	0
Transfers (to) and from other subaccounts	13,516	(67,089)	(24,421)	(828)	(32,506)	(15,680)	(133,589)	161,740
Transfers (to) and from fixed dollar contract	2,303	1,355	156	1,408	0	36,214	0	0
Withdrawals and surrenders	(1,658)	(18,009)	0	0	(22,712)	(21,496)	(825)	(283,722)
Surrender charges (note 2)	0	(197)	0	0	(1)	(173)	0	0
Annual contract charges (note 2)	(3,705)	(3,744)	(165)	(149)	(2,737)	(2,732)	(6,031)	(6,534)
Annuity and death benefit payments	(8,827)	(16,549)	0	0	(4,376)	(2,710)	(32,021)	(35,840)

Net equity transactions	22,969	(103,162)	(24,430)	431	(62,332)	6,658	(172,466)	(67,358)

Net change in contract owners’ equity	6,754	(154,516)	(23,677)	2,463	(49,001)	34,980	(185,560)	(4,214)
Contract owners’ equity:
Beginning of period	438,491	593,007	23,677	21,214	415,577	380,597	962,111	966,325

End of period	$445,245	$438,491	$0	$23,677	$366,576	$415,577	$776,551	$962,111

Change in units:
Beginning units	20,684	25,253	1,328	1,304	29,215	29,013	54,288	56,579

Units purchased	2,206	791	1,044	100	170	4,021	187	15,966
Units redeemed	(1,226)	(5,360)	(2,372)	(76)	(4,512)	(3,819)	(9,638)	(18,257)

Ending units	21,664	20,684	0	1,328	24,873	29,215	44,837	54,288

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	PIMCO Variable Insurance Trust - Administrative Shares
	Real Return Subaccount		Total Return Subaccount		Global Bond Subaccount
	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$302,252	$6,870	$913,720	$219,589	$6,141	$18,778
Reinvested capital gains	0	0	268,997	0	0	39,372
Realized gain (loss)	(65,238)	(38,389)	3,063	17,157	(85,020)	(38,789)
Unrealized gain (loss)	(672,130)	226,029	(1,378,978)	505,272	27,586	1,926

Net increase (decrease) in contract owners’ equity from operations	(435,116)	194,510	(193,198)	742,018	(51,293)	21,287

Equity transactions:
Contract purchase payments (note 1)	158,991	243,392	429,348	654,183	23,180	53,585
Extra credit fund deposit (note 1)	6	252	6	186	0	0
Transfers (to) and from other subaccounts	708,494	110,909	2,240,513	(834,266)	(460,208)	(105,645)
Transfers (to) and from fixed dollar contract	117,000	242,374	160,350	359,560	1,088	20,084
Withdrawals and surrenders	(406,130)	(737,689)	(863,138)	(2,181,484)	(69,812)	(239,396)
Surrender charges (note 2)	(3,026)	(752)	(4,236)	(3,314)	(10)	(120)
Annual contract charges (note 2)	(94,407)	(95,245)	(202,542)	(211,033)	(4,899)	(8,580)
Annuity and death benefit payments	(100,252)	(105,060)	(265,075)	(314,436)	(23,648)	(16,820)

Net equity transactions	380,676	(341,819)	1,495,226	(2,530,604)	(534,309)	(296,892)

Net change in contract owners’ equity	(54,440)	(147,309)	1,302,028	(1,788,586)	(585,602)	(275,605)
Contract owners’ equity:
Beginning of period	10,707,860	10,855,169	24,048,195	25,836,781	1,286,255	1,561,860

End of period	$10,653,420	$10,707,860	$25,350,223	$24,048,195	$700,653	$1,286,255

Change in units:
Beginning units	752,867	768,284	1,616,972	1,771,327	78,637	94,149

Units purchased	109,503	78,438	295,428	178,973	4,252	18,013
Units redeemed	(83,525)	(93,855)	(195,600)	(333,328)	(39,391)	(33,525)

Ending units	778,845	752,867	1,716,800	1,616,972	43,498	78,637

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	PIMCO Variable Insurance Trust - Administrative Shares
	Commodity RealReturn® Strategy Subaccount		Global Diversified Allocation Subaccount		Short-Term Subaccount		Low Duration Subaccount
	2015	2014	2015	2014	2015	2014	2015 (b)
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$38,821	$(30,896)	$263,284	$434,292	$(1,672)	$(3,768)	$5,878
Reinvested capital gains	0	0	979,003	281,972	369	514	0
Realized gain (loss)	(177,045)	(504,628)	(36,253)	25,130	(180)	298	14
Unrealized gain (loss)	(300,783)	144,225	(2,565,051)	(100,005)	(588)	(1,049)	(6,910)

Net increase (decrease) in contract owners’ equity from operations	(439,007)	(391,299)	(1,359,017)	641,389	(2,071)	(4,005)	(1,018)

Equity transactions:
Contract purchase payments (note 1)	71,246	85,165	2,296,818	4,878,355	2,880	58,760	0
Extra credit fund deposit (note 1)	2	38	14	682	0	0	0
Transfers (to) and from other subaccounts	449,741	(1,847,617)	1,467,923	(224,274)	200,480	93,411	344,309
Transfers (to) and from fixed dollar contract	34,619	103,386	761,179	2,072,950	0	0	0
Withdrawals and surrenders	(57,264)	(77,296)	(57,880)	(35,118)	(8,920)	0	0
Surrender charges (note 2)	(929)	(173)	(772)	(1,284)	0	0	0
Annual contract charges (note 2)	(14,236)	(26,863)	(194,698)	(117,510)	(1,259)	(5,140)	0
Annuity and death benefit payments	(4,163)	(31,214)	(89,926)	(32,386)	(5,474)	(1,575,381)	0

Net equity transactions	479,016	(1,794,574)	4,182,658	6,541,415	187,707	(1,428,350)	344,309

Net change in contract owners’ equity	40,009	(2,185,873)	2,823,641	7,182,804	185,636	(1,432,355)	343,291
Contract owners’ equity:
Beginning of period	1,305,615	3,491,488	17,341,164	10,158,360	507,660	1,940,015	0

End of period	$1,345,624	$1,305,615	$20,164,805	$17,341,164	$693,296	$507,660	$343,291

Change in units:
Beginning units	170,404	379,609	1,511,309	923,591	51,142	194,227	0

Units purchased	88,063	55,262	443,825	646,492	28,491	15,659	34,535
Units redeemed	(20,379)	(264,467)	(67,168)	(58,774)	(9,823)	(158,744)	(72)

Ending units	238,088	170,404	1,887,966	1,511,309	69,810	51,142	34,463

(b)	Period from May 1, 2015, date of commencement of operations, to December 31, 2015.

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Royce Capital Fund - Investment Class				Dreyfus Variable Investment Fund - Service Shares
	Micro-Cap Subaccount		Small-Cap Subaccount		Appreciation Subaccount
	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(18,640)	$(22,775)	$(51,475)	$(113,935)	$1,487	$3,462
Reinvested capital gains	78,940	137,963	1,301,956	995,229	28,762	21,618
Realized gain (loss)	8,901	15,295	156,685	602,288	82,296	25,457
Unrealized gain (loss)	(274,837)	(215,696)	(2,425,392)	(1,421,972)	(139,601)	932

Net increase (decrease) in contract owners’ equity from operations	(205,636)	(85,213)	(1,018,226)	61,610	(27,056)	51,469

Equity transactions:
Contract purchase payments (note 1)	40,550	32,717	220,206	464,453	126,107	38,057
Extra credit fund deposit (note 1)	90	52	1	781	0	0
Transfers (to) and from other subaccounts	(227,488)	55,065	(1,582,485)	(1,815,303)	(247,178)	(38,020)
Transfers (to) and from fixed dollar contract	10,973	15,655	35,134	150,860	0	0
Withdrawals and surrenders	(62,071)	(13,497)	(245,079)	(295,043)	(34,826)	(17,957)
Surrender charges (note 2)	(2)	(96)	(626)	(685)	0	0
Annual contract charges (note 2)	(10,699)	(11,804)	(58,247)	(71,405)	(2,348)	(3,765)
Annuity and death benefit payments	(13,079)	(12,640)	(107,346)	(131,253)	(4,799)	(12,387)

Net equity transactions	(261,726)	65,452	(1,738,442)	(1,697,595)	(163,044)	(34,072)

Net change in contract owners’ equity	(467,362)	(19,761)	(2,756,668)	(1,635,985)	(190,100)	17,397
Contract owners’ equity:
Beginning of period	1,746,300	1,766,061	8,304,936	9,940,921	822,428	805,031

End of period	$1,278,938	$1,746,300	$5,548,268	$8,304,936	$632,328	$822,428

Change in units:
Beginning units	68,117	64,911	297,101	365,927	39,364	40,694

Units purchased	3,636	6,694	33,341	42,092	14,404	4,035
Units redeemed	(14,621)	(3,488)	(103,326)	(110,918)	(21,240)	(5,365)

Ending units	57,132	68,117	227,116	297,101	32,528	39,364

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Franklin Templeton Variable Insurance Products Trust - Class 2
	Templeton Foreign VIP Subaccount		Franklin Flex Cap Growth VIP Subaccount		Franklin Income VIP Subaccount
	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$36,490	$12,780	$(1,871)	$(9,245)	$31,599	$36,820
Reinvested capital gains	62,116	0	99,682	123,152	0	0
Realized gain (loss)	41,844	81,227	(1,611)	205,571	(2,761)	10,148
Unrealized gain (loss)	(270,059)	(382,153)	(91,025)	(303,321)	(109,047)	(13,288)

Net increase (decrease) in contract owners’ equity from operations	(129,609)	(288,146)	5,175	16,157	(80,209)	33,680

Equity transactions:
Contract purchase payments (note 1)	10,000	9,756	0	5,329	0	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(165,065)	105,388	(4,602)	(794,933)	14,296	93,584
Transfers (to) and from fixed dollar contract	(2,552)	(11,711)	0	(3,501)	0	1,355
Withdrawals and surrenders	(107,942)	(182,023)	0	(78,004)	(49,260)	(50,095)
Surrender charges (note 2)	(6)	(241)	0	(2)	0	(138)
Annual contract charges (note 2)	(15,946)	(17,110)	(1,197)	(5,094)	(7,693)	(7,048)
Annuity and death benefit payments	(35,245)	(22,008)	(2,464)	(9,399)	(56,068)	(21,781)

Net equity transactions	(316,756)	(117,949)	(8,263)	(885,604)	(98,725)	15,877

Net change in contract owners’ equity	(446,365)	(406,095)	(3,088)	(869,447)	(178,934)	49,557
Contract owners’ equity:
Beginning of period	2,165,716	2,571,811	161,110	1,030,557	1,011,409	961,852

End of period	$1,719,351	$2,165,716	$158,022	$161,110	$832,475	$1,011,409

Change in units:
Beginning units	151,289	157,649	8,773	59,370	60,599	59,498

Units purchased	12,544	17,353	24	1,300	2,421	8,127
Units redeemed	(34,147)	(23,713)	(458)	(51,897)	(8,517)	(7,026)

Ending units	129,686	151,289	8,339	8,773	54,503	60,599

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Legg Mason Partners Variable Equity Trust - Class I
	ClearBridge Variable All Cap Value Subaccount (note 4)	ClearBridge Variable Dividend Strategy Subaccount		ClearBridge Variable Large Cap Value Subaccount		QS Legg Mason Dynamic Multi- Strategy VIT Subaccount
	2014	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$73,289	$3,533	$4,709	$1,705	$7,059	$(177,420)	$167,411
Reinvested capital gains	235,861	0	0	18,711	29,127	512,340	385,949
Realized gain (loss)	(255,811)	1,522	507	(4,476)	739	(149,173)	137,092
Unrealized gain (loss)	(28,364)	(25,007)	25,137	(34,497)	(29,023)	(3,614,325)	896,611

Net increase (decrease) in contract owners’ equity from operations	24,975	(19,952)	30,353	(18,557)	7,902	(3,428,578)	1,587,063

Equity transactions:
Contract purchase payments (note 1)	146,203	0	232,120	5	4,500	9,418,688	13,474,421
Extra credit fund deposit (note 1)	0	0	0	0	0	186	8,281
Transfers (to) and from other subaccounts	(494,432)	61,032	(682)	18,171	383,799	(5,243,882)	751,180
Transfers (to) and from fixed dollar contract	3,009	2,009	9,700	25,899	(60)	2,747,535	5,375,933
Withdrawals and surrenders	(4,347)	0	0	(58,006)	(6,492)	(315,428)	(508,707)
Surrender charges (note 2)	0	0	0	(42)	0	(1,474)	(10,411)
Annual contract charges (note 2)	(2,005)	(1,542)	(624)	(2,289)	(664)	(428,331)	(237,785)
Annuity and death benefit payments	(2,843)	(305)	0	(3,465)	(146)	(216,042)	(160,914)

Net equity transactions	(354,415)	61,194	240,514	(19,727)	380,937	5,961,252	18,691,998

Net change in contract owners’ equity	(329,440)	41,242	270,867	(38,284)	388,839	2,532,674	20,279,061
Contract owners’ equity:
Beginning of period	329,440	375,338	104,471	486,989	98,150	42,070,934	21,791,873

End of period	$0	$416,580	$375,338	$448,705	$486,989	$44,603,608	$42,070,934

Change in units:
Beginning units	13,752	18,238	6,003	20,325	4,540	3,181,354	1,732,191

Units purchased	5,631	3,772	12,306	2,216	16,426	1,164,646	1,557,942
Units redeemed	(19,383)	(581)	(71)	(3,182)	(641)	(732,978)	(108,779)

Ending units	0	21,429	18,238	19,359	20,325	3,613,022	3,181,354

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Neuberger Berman Advisers Management Trust - S Class		Federated Insurance Series
	AMT Mid Cap Intrinsic Value Subaccount		Kaufmann Fund II Service Shares Subaccount		Managed Volatility Fund II Subaccount		Managed Tail Risk Fund II Service Shares Subaccount
	2015	2014	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(11,152)	$(6,442)	$(8,533)	$(6,108)	$344,282	$117,527	$2,447	$(13,448)
Reinvested capital gains	25,504	28,747	74,063	44,605	57,275	519,333	4,375	89,721
Realized gain (loss)	54,230	60,848	14,775	14,464	(141,436)	33,904	(41,391)	(11,091)
Unrealized gain (loss)	(195,446)	41,804	(58,198)	(17,523)	(1,544,969)	(553,323)	(227,523)	(142,281)

Net increase (decrease) in contract owners’ equity from operations	(126,864)	124,957	22,107	35,438	(1,284,848)	117,441	(262,092)	(77,099)

Equity transactions:
Contract purchase payments (note 1)	86,186	124,628	0	40,247	1,919,874	3,817,618	394,969	1,684,153
Extra credit fund deposit (note 1)	0	0	0	0	138	4,231	299	3,024
Transfers (to) and from other subaccounts	170,144	(67,498)	166,895	32,183	(163,100)	340,077	(247,461)	317,819
Transfers (to) and from fixed dollar contract	718	0	0	0	957,431	1,708,514	379,037	844,336
Withdrawals and surrenders	(80,262)	(114,117)	(3,078)	(17,812)	(27,906)	(88,574)	(14,570)	(394)
Surrender charges (note 2)	(4)	(88)	(1)	0	(150)	(5,099)	(908)	0
Annual contract charges (note 2)	(8,738)	(8,343)	(4,394)	(3,071)	(129,558)	(69,052)	(30,194)	(1,264)
Annuity and death benefit payments	(12,289)	(9,704)	(11,103)	(6,677)	(65,078)	(16,662)	(4,484)	(577)

Net equity transactions	155,755	(75,122)	148,319	44,870	2,491,651	5,691,053	476,688	2,847,097

Net change in contract owners’ equity	28,891	49,835	170,426	80,308	1,206,803	5,808,494	214,596	2,769,998
Contract owners’ equity:
Beginning of period	1,106,031	1,056,196	494,148	413,840	11,576,032	5,767,538	2,848,667	78,669

End of period	$1,134,922	$1,106,031	$664,574	$494,148	$12,782,835	$11,576,032	$3,063,263	$2,848,667

Change in units:
Beginning units	70,022	75,138	36,022	32,203	847,645	432,415	288,083	7,741

Units purchased	21,343	8,900	14,692	7,867	280,774	456,100	98,558	298,366
Units redeemed	(12,754)	(14,016)	(4,609)	(4,048)	(100,769)	(40,870)	(49,766)	(18,024)

Ending units	78,611	70,022	46,105	36,022	1,027,650	847,645	336,875	288,083

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Goldman Sachs Variable Insurance Trust - Service Shares
	Large Cap Value Subaccount		U.S. Equity Insights Subaccount		Strategic Growth Subaccount		Global Trends Allocation Subaccount
	2015	2014	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(5,863)	$(37,606)	$(554)	$(111)	$(3,817)	$(2,206)	$(105,297)	$(86,763)
Reinvested capital gains	1,100,831	1,558,771	20,892	9,809	25,937	48,166	183,053	58,573
Realized gain (loss)	44,357	759,147	1,846	5,642	1,648	6,903	26,461	11,675
Unrealized gain (loss)	(1,576,325)	(1,255,652)	(28,683)	12,837	(21,565)	(25,917)	(690,454)	200,274

Net increase (decrease) in contract owners’ equity from operations	(437,000)	1,024,660	(6,499)	28,177	2,203	26,946	(586,237)	183,759

Equity transactions:
Contract purchase payments (note 1)	264,307	273,601	64,663	40,000	163,141	33,670	1,131,529	2,165,992
Extra credit fund deposit (note 1)	4	952	0	0	0	0	43	319
Transfers (to) and from other subaccounts	1,000,299	(2,501,756)	50,655	21,856	6,081	(6,740)	482,775	95,987
Transfers (to) and from fixed dollar contract	54,117	222,839	0	0	0	0	271,971	636,946
Withdrawals and surrenders	(254,549)	(270,740)	0	0	(1,806)	(14,731)	(20,929)	(16,398)
Surrender charges (note 2)	(1,623)	(590)	0	0	0	(279)	(136)	(645)
Annual contract charges (note 2)	(76,458)	(81,645)	(498)	(229)	(1,541)	(1,139)	(79,054)	(50,118)
Annuity and death benefit payments	(64,021)	(116,653)	0	0	(5,936)	(2,052)	(66,103)	(47,120)

Net equity transactions	922,076	(2,473,992)	114,820	61,627	159,939	8,729	1,720,096	2,784,963

Net change in contract owners’ equity	485,076	(1,449,332)	108,321	89,804	162,142	35,675	1,133,859	2,968,722
Contract owners’ equity:
Beginning of period	8,375,132	9,824,464	229,340	139,536	254,516	218,841	7,302,687	4,333,965

End of period	$8,860,208	$8,375,132	$337,661	$229,340	$416,658	$254,516	$8,436,546	$7,302,687

Change in units:
Beginning units	578,672	754,012	14,235	10,152	16,211	15,579	623,264	379,025

Units purchased	132,402	38,716	7,357	4,323	10,018	2,376	204,295	267,408
Units redeemed	(61,118)	(214,056)	(833)	(240)	(1,110)	(1,744)	(52,283)	(23,169)

Ending units	649,956	578,672	20,759	14,235	25,119	16,211	775,276	623,264

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Franklin Templeton Variable Insurance Products Trust - Class 4
	Templeton Foreign VIP Subaccount		Franklin Flex Cap Growth VIP Subaccount		Franklin Income VIP Subaccount		Franklin Founding Funds Allocation VIP Subaccount
	2015	2014	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$175,089	$46,493	$(24,925)	$(68,217)	$65,537	$62,607	$9,611	$8,456
Reinvested capital gains	324,922	0	1,075,138	848,748	0	0	1,158	614
Realized gain (loss)	89,903	161,638	(17,720)	1,023,767	13,209	40,421	(750)	10,410
Unrealized gain (loss)	(1,352,909)	(1,527,227)	(980,685)	(1,661,198)	(255,300)	(81,792)	(65,625)	(12,451)

Net increase (decrease) in contract owners’ equity from operations	(762,995)	(1,319,096)	51,808	143,100	(176,554)	21,236	(55,606)	7,029

Equity transactions:
Contract purchase payments (note 1)	277,385	432,214	14,140	183,072	115,823	379,120	0	69,835
Extra credit fund deposit (note 1)	3	1,335	2	110	0	0	0	0
Transfers (to) and from other subaccounts	188,719	1,549,856	(71,137)	(4,378,790)	(138,720)	581,785	(15,142)	(20,588)
Transfers (to) and from fixed dollar contract	72,066	273,175	28,062	125,426	22,570	34,991	0	0
Withdrawals and surrenders	(300,268)	(222,471)	(29,500)	(185,237)	(56,240)	(308,369)	0	(206,211)
Surrender charges (note 2)	(1,514)	(871)	(699)	(341)	(38)	(346)	0	(1,658)
Annual contract charges (note 2)	(87,886)	(83,464)	(15,011)	(41,676)	(13,056)	(11,098)	(5,980)	(6,323)
Annuity and death benefit payments	(72,381)	(121,640)	(1,506)	(61,711)	(43,711)	(23,664)	(16,657)	(17,151)

Net equity transactions	76,124	1,828,134	(75,649)	(4,359,147)	(113,372)	652,419	(37,779)	(182,096)

Net change in contract owners’ equity	(686,871)	509,038	(23,841)	(4,216,047)	(289,926)	673,655	(93,385)	(175,067)
Contract owners’ equity:
Beginning of period	10,277,538	9,768,500	1,731,690	5,947,737	2,215,602	1,541,947	756,308	931,375

End of period	$9,590,667	$10,277,538	$1,707,849	$1,731,690	$1,925,676	$2,215,602	$662,923	$756,308

Change in units:
Beginning units	971,837	810,052	114,356	408,517	163,886	117,447	57,101	69,372

Units purchased	121,820	216,207	4,684	29,749	18,334	77,147	810	6,266
Units redeemed	(111,295)	(54,422)	(9,161)	(323,910)	(27,231)	(30,708)	(3,872)	(18,537)

Ending units	982,362	971,837	109,879	114,356	154,989	163,886	54,039	57,101

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Ivy Funds Variable Insurance Portfolios
	VIP Asset Strategy Subaccount		VIP Global Natural Resources Subaccount		VIP Science and Technology Subaccount
	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(46,487)	$(50,207)	$(5,417)	$(8,994)	$(5,879)	$(6,815)
Reinvested capital gains	849,123	778,243	0	0	25,817	39,378
Realized gain (loss)	(84,677)	171,211	(35,243)	10,831	32,197	25,305
Unrealized gain (loss)	(1,200,083)	(1,288,925)	(74,435)	(94,154)	(72,959)	(53,332)

Net increase (decrease) in contract owners’ equity from operations	(482,124)	(389,678)	(115,095)	(92,317)	(20,824)	4,536

Equity transactions:
Contract purchase payments (note 1)	140,976	569,907	13,501	30,493	20,464	67,573
Extra credit fund deposit (note 1)	0	0	130	78	0	0
Transfers (to) and from other subaccounts	(446,876)	(506,927)	(128,018)	(7,385)	(133,853)	60,776
Transfers (to) and from fixed dollar contract	(104,442)	52,851	312	9,725	5,704	4,743
Withdrawals and surrenders	(114,909)	(282,498)	(3,505)	(15,059)	(20,545)	(4,033)
Surrender charges (note 2)	(2,714)	(1,730)	0	(76)	(7)	0
Annual contract charges (note 2)	(37,813)	(42,421)	(3,400)	(4,634)	(3,304)	(3,097)
Annuity and death benefit payments	(100,707)	(123,599)	(4,266)	(10,417)	(9,310)	(8,744)

Net equity transactions	(666,485)	(334,417)	(125,246)	2,725	(140,851)	117,218

Net change in contract owners’ equity	(1,148,609)	(724,095)	(240,341)	(89,592)	(161,675)	121,754
Contract owners’ equity:
Beginning of period	5,439,572	6,163,667	609,707	699,299	576,309	454,555

End of period	$4,290,963	$5,439,572	$369,366	$609,707	$414,634	$576,309

Change in units:
Beginning units	369,077	391,204	71,184	70,415	24,359	19,404

Units purchased	19,975	50,570	8,503	12,111	2,637	9,940
Units redeemed	(69,656)	(72,697)	(23,119)	(11,342)	(8,678)	(4,985)

Ending units	319,396	369,077	56,568	71,184	18,318	24,359

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Northern Lights Variable Trust - Class 2
	TOPS® Managed Risk Balanced ETF Subaccount		TOPS® Managed Moderate Risk Growth ETF Subaccount		TOPS® Managed Risk Growth ETF Subaccount
	2015	2014	2015	2014	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(10,675)	$(26,923)	$332	$(35,662)	$4,951	$(25,069)
Reinvested capital gains	189,118	56,263	340,899	153,631	28,850	0
Realized gain (loss)	(21,512)	25,389	(24,366)	53,926	(52,747)	27,055
Unrealized gain (loss)	(629,658)	35,896	(1,550,537)	(13,289)	(677,310)	(9,005)

Net increase (decrease) in contract owners’ equity from operations	(472,727)	90,625	(1,233,672)	158,606	(696,256)	(7,019)

Equity transactions:
Contract purchase payments (note 1)	598,216	1,506,117	1,615,945	3,897,491	868,440	2,125,243
Extra credit fund deposit (note 1)	66	129	165	1,718	48	278
Transfers (to) and from other subaccounts	(1,113,861)	(4,672)	(1,068,206)	(24,877)	(731,713)	37,059
Transfers (to) and from fixed dollar contract	393,363	805,179	728,151	1,657,999	163,103	345,709
Withdrawals and surrenders	(23,646)	(73,663)	(45,485)	(96,863)	(9,309)	(41,838)
Surrender charges (note 2)	(577)	(4,068)	(1,864)	(4,842)	(295)	(1,908)
Annual contract charges (note 2)	(77,576)	(56,339)	(153,327)	(99,893)	(60,606)	(39,474)
Annuity and death benefit payments	(173,545)	(98,431)	(130,251)	(33,442)	(32,777)	(16,193)

Net equity transactions	(397,560)	2,074,252	945,128	5,297,291	196,891	2,408,876

Net change in contract owners’ equity	(870,287)	2,164,877	(288,544)	5,455,897	(499,365)	2,401,857
Contract owners’ equity:
Beginning of period	7,739,602	5,574,725	14,312,853	8,856,956	5,945,145	3,543,288

End of period	$6,869,315	$7,739,602	$14,024,309	$14,312,853	$5,445,780	$5,945,145

Change in units:
Beginning units	685,256	501,467	1,226,202	768,849	510,809	303,852

Units purchased	115,244	222,344	237,541	510,060	120,005	228,461
Units redeemed	(154,595)	(38,555)	(162,713)	(52,707)	(108,122)	(21,504)

Ending units	645,905	685,256	1,301,030	1,226,202	522,692	510,809

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	AB Variable Products Series Fund, Inc. - Class B			MFS® Variable Insurance Trust II Service Class	Franklin Templeton Variable Insurance Products Trust - Class 5
	VPS Dynamic Asset Allocation Subaccount		VPS Global Risk Allocation- Moderate Subaccount	Massachusetts Investors Growth Stock Subaccount (note 4)	Franklin VolSmart Allocation VIP Subaccount
	2015	2014	2015 (b)	2015 (c)	2015 (b)
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(38,487)	$(32,990)	$(529)	$(289)	$101
Reinvested capital gains	91,902	144,186	0	2,420	365
Realized gain (loss)	(11,743)	7,062	(7)	(32)	0
Unrealized gain (loss)	(217,556)	(30,475)	(7,050)	(3,714)	(706)

Net increase (decrease) in contract owners’ equity from operations	(175,884)	87,783	(7,586)	(1,615)	(240)

Equity transactions:
Contract purchase payments (note 1)	966,619	1,890,937	0	25,236	25,000
Extra credit fund deposit (note 1)	0	0	0	0	0
Transfers (to) and from other subaccounts	(346,681)	196,055	322,910	41,616	0
Transfers (to) and from fixed dollar contract	272,116	392,106	0	468	0
Withdrawals and surrenders	(5,763)	(6,048)	0	0	0
Surrender charges (note 2)	(152)	(156)	0	0	0
Annual contract charges (note 2)	(47,688)	(22,525)	0	(193)	0
Annuity and death benefit payments	(28,246)	(13,583)	0	0	0

Net equity transactions	810,205	2,436,786	322,910	67,127	25,000

Net change in contract owners’ equity	634,321	2,524,569	315,324	65,512	24,760
Contract owners’ equity:
Beginning of period	4,553,048	2,028,479	0	0	0

End of period	$5,187,369	$4,553,048	$315,324	$65,512	$24,760

Change in units:
Beginning units	388,562	177,866	0	0	0

Units purchased	137,552	218,096	32,036	6,767	2,508
Units redeemed	(70,970)	(7,400)	0	(46)	0

Ending units	455,144	388,562	32,036	6,721	2,508

(b)	Period from May 1, 2015, date of commencement of operations, to December 31, 2015.
(c)	Period from March 27, 2015, date of commencement of operations, to December 31, 2015.

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2015 and 2014

	Northern Lights Variable Trust - Class 3			Legg Mason Partners Variable Income Trust - Class II
	TOPS® Managed Risk Balanced ETF Subaccount	TOPS® Managed Risk Moderate Growth ETF Subaccount	TOPS® Managed Risk Growth ETF Subaccount	Western Asset Core Plus VIT Subaccount	Total Subaccounts
	2015 (b)	2015 (b)	2015 (b)	2015 (b)	2015	2014
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(2)	$(64)	$(34)	$3,618	$1,245,787	$168,536
Reinvested capital gains	0	0	0	0	12,437,521	10,454,954
Realized gain (loss)	(1)	(1)	0	(4)	3,674,520	6,931,983
Unrealized gain (loss)	(126)	100	(73)	(6,073)	(34,681,981)	(6,816,884)

Net increase (decrease) in contract owners’ equity from operations	(129)	35	(107)	(2,459)	(17,324,153)	10,738,589

Equity transactions:
Contract purchase payments (note 1)	15,749	140,600	73,900	0	39,781,334	56,917,901
Extra credit fund deposit (note 1)	0	0	0	0	2,641	38,883
Transfers (to) and from other subaccounts	0	4	1	345,750	0	0
Transfers (to) and from fixed dollar contract	0	0	0	0	10,691,721	22,032,690
Withdrawals and surrenders	0	0	0	0	(8,430,913)	(12,366,030)
Surrender charges (note 2)	0	0	0	0	(41,321)	(58,522)
Annual contract charges (note 2)	0	0	0	0	(3,314,740)	(2,567,204)
Annuity and death benefit payments	0	0	0	0	(3,793,965)	(4,865,626)

Net equity transactions	15,749	140,604	73,901	345,750	34,894,757	59,132,092

Net change in contract owners’ equity	15,620	140,639	73,794	343,291	17,570,604	69,870,681
Contract owners’ equity:
Beginning of period	0	0	0	0	363,548,202	293,677,521

End of period	$15,620	$140,639	$73,794	$343,291	$381,118,806	$363,548,202

Change in units:
Beginning units	0	0	0	0	25,393,858	20,750,714

Units purchased	1,585	14,333	7,526	34,405	7,340,330	8,912,048
Units redeemed	0	0	0	0	(4,483,271)	(4,268,904)

Ending units	1,585	14,333	7,526	34,405	28,250,917	25,393,858

(b)	Period from May 1, 2015, date of commencement of operations, to December 31, 2015.

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Notes to Financial Statements	December 31, 2015

(1)	Basis of Presentation and Summary of Significant Accounting Policies

A.	Organization and Nature of Operations

National Security Variable Account N (the “Account”) is a separate account of National Security Life and Annuity Company (“NSLA”) established as a funding vehicle for variable individual annuity contracts. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from NSLA’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business NSLA may conduct.

The variable annuity contracts are sold by registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”). ONEQ is under common control with NSLA and The Ohio National Life Insurance Company (“ONLIC”) is the sole owner of ONEQ and NSLA. ONEQ is the principal underwriter of the contracts. NSLA pays ONEQ a sales commission based on a pre-determined percentage of each purchase payment and ONEQ pays a portion of that fee to broker-dealers. The commission percentage paid to broker-dealers may vary by product.

B.	Assets of the Account

Assets of the Account are assigned to the following subaccounts in amounts equating to the Account’s ownership of each underlying mutual fund:

Ohio National Fund, Inc.: Equity, Money Market, Bond, Omni, International, Capital Appreciation, International Small-Mid Company, Aggressive Growth, Small Cap Growth, Mid Cap Opportunity, S&P 500® Index, Strategic Value, High Income Bond, ClearBridge Small Cap, Nasdaq-100® Index, Bristol, Bryton Growth, Balanced, Target VIP, Bristol Growth, and Risk Managed Balanced

Wells Fargo Variable Trust: Opportunity

The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF): Core Plus Fixed Income, U.S. Real Estate, and Growth

AIM Variable Insurance Funds – Series II (Invesco Variable Insurance Funds): Invesco V.I. International Growth, and Invesco V.I. Balanced-Risk Allocation

Goldman Sachs Variable Insurance Trust - Institutional Shares: Large Cap Value, U.S. Equity Insights, and Strategic Growth

Lazard Retirement Series, Inc. - Service Shares: Emerging Markets Equity, U.S. Small-Mid Cap Equity, U.S. Strategic Equity, International Equity, and Global Dynamic Multi Asset

The Prudential Series Fund, Inc. - Class II: Jennison 20/20 Focus and Jennison

Fidelity® Variable Insurance Products Fund - Service Class 2: VIP Mid Cap, VIP Contrafund®, VIP Growth, VIP Equity-Income, VIP Real Estate, and VIP Target Volatility

Janus Aspen Series - Service Shares: Janus, Global Research, Balanced, Overseas, and INTECH U.S. Low Volatility

J.P. Morgan Insurance Trust - Class I: Small Cap Core and Mid Cap Value

MFS® Variable Insurance Trust - Service Class: New Discovery, Mid Cap Growth, and Total Return

PIMCO Variable Insurance Trust - Administrative Shares: Real Return, Total Return, Global Bond, CommodityRealReturn® Strategy, Global Diversified Allocation, Short-Term, and Low Duration

Royce Capital Fund - Investment Class: Micro-Cap and Small-Cap

Dreyfus Variable Investment Fund - Service Shares: Appreciation

Franklin Templeton Variable Insurance Products Trust - Class 2: Templeton Foreign VIP, Franklin Flex Cap Growth VIP, and Franklin Income VIP

Legg Mason Partners Variable Equity Trust - Class I: ClearBridge Variable Dividend Strategy, ClearBridge Variable Large Cap Value, and QS Legg Mason Dynamic Multi-Strategy VIT

Neuberger Berman Advisers Management Trust - S Class: AMT Mid Cap Intrinsic Value

Federated Insurance Series : Kaufmann Fund II Service Shares, Managed Volatility Fund II, and Managed Tail Risk Fund II Service Shares

Goldman Sachs Variable Insurance Trust - Service Shares: Large Cap Value, U.S. Equity Insights, Strategic Growth, and Global Trends Allocation

Franklin Templeton Variable Insurance Products Trust - Class 4: Templeton Foreign VIP, Franklin Flex Cap Growth VIP, Franklin Income VIP, and Franklin Founding Funds Allocation VIP

Ivy Funds Variable Insurance Portfolios: VIP Asset Strategy, VIP Global Natural Resources, and VIP Science and Technology

Northern Lights Variable Trust - Class 2: TOPS® Managed Risk Balanced ETF, TOPS® Managed Risk Moderate Growth ETF, and TOPS® Managed Risk Growth ETF

AB Variable Product Series Fund, Inc. - Class B: VPS Dynamic Asset Allocation and VPS Global Risk Allocation-Moderate

MFS® Variable Insurance Trust II - Service Class: Massachusetts Investors Growth Stock

Franklin Templeton Variable Insurance Products Trust - Class 5: Franklin VolSmart Allocation VIP

Northern Lights Variable Trust - Class 3: TOPS® Managed Risk Balanced ETF, TOPS® Managed Risk Moderate Growth ETF, and TOPS® Managed Risk Growth ETF

Legg Mason Partners Variable Income Trust - Class II: Western Asset Core Plus VIT

The underlying mutual funds (“the funds”) in which the subaccounts invest are diversified open-end management investment companies. The funds are not available to the general public directly, but are available as investment options in variable annuity contracts, variable life insurance policies issued by life insurance companies. The investments of the funds are subject to varying degrees of market, interest and financial risks; the issuers’ abilities to meet certain obligations may be affected by economic developments in their respective industries.

Some of the underlying mutual funds have been established by investment advisers that manage other mutual funds that may have similar names and investment objectives. While some of the underlying mutual funds may have holdings that are comparable to other similarly-named mutual funds, they may not be identical in portfolio management, composition, objective, or investment strategy. Consequently, the investment performance of an underlying mutual fund and a similarly-named fund may differ substantially.

Shares of the funds are purchased at Net Asset Value (“NAV”). The resulting value of assets is converted to accumulation units for the purpose of dividing the aggregate equity ownership of the subaccounts among affected contract owners.

Ohio National Investments, Inc. (“ONI”), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc. Portfolios in which the Account invests. For these services, ONI recorded advisory fees of approximately $31.0 million and $24.3 million from Ohio National Fund Inc. for the periods ended December 31, 2015 and 2014, respectively.

Contract owners may, with certain restrictions, transfer their contract values between the Account and a fixed dollar contract maintained in the general account of NSLA. The accompanying financial statements include only the contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for the fixed portions of their contracts.

For certain products, NSLA credits an extra amount to the contract owner’s contract each time a purchase payment is made. The extra credit equals 4% of each purchase payment.

Guarantees within a contract or optional rider that exceed the value of the interest in the Account represent expenses of NSLA and are paid from its general account.

C.	Annuity Reserves for Contracts in Payment Period

Annuity reserves for contracts in payment period represents the net assets allocated to these future contract benefits. The allocation is based on the 2000 Annuity Table or the 1983 Individual Annuity Mortality Table (83a), depending on the year the contract annuitized and reflects the discounted amount of the expected annuity payments. The assumed interest rate is 3.0 or 4.0 percent depending on the contract selected by the annuitant. Changes to annuity reserves for adverse mortality and expense risk experience are reimbursed to the Account by NSLA. Such amounts are included in risk and administrative expenses. (See Note 2).

D.	Security Valuation, Transactions and Related Investment Income

The fair value of the underlying mutual funds is based on the closing NAV of fund shares held at December 31, 2015.

Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized gains and losses are determined on the basis of average cost.

E.	Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.	Subsequent Events

On November 19, 2015, the Board of Directors of the Ohio National Fund, Inc. approved the liquidation and termination of the Money Market Portfolio subject to the approval by the Portfolio’s shareholders of a Plan of Liquidation. On February 24, 2016, a special meeting of the shareholders of the Money Market Portfolio was held, whereby the shareholders approved the liquidation of the Portfolio effective at the end of business on February 26, 2016. In accordance with the approved Plan of Liquidation, the Money Market Portfolio was liquidated on that date and all redemption proceeds were transferred to the Fidelity VIP Government Money Market Portfolio (Service Class) of the Fidelity Variable Insurance Products Fund.

The Account has evaluated for possible subsequent events through April 6, 2016, which is the date these financial statements were issued, and there are no other additional subsequent events to report.

(2)	Risk & Administrative Expense and Contract Charges

Although death benefit payments differ according to the investment performance of the underlying subaccounts, they are not affected by mortality or expense experience because NSLA assumes the expense risk and the mortality risk of the contracts. NSLA charges the Accounts’ assets for assuming those risks.

The mortality risk results from a provision in the contract in which NSLA agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

At the end of each valuation period, NSLA charges a mortality and expense risk fee and a fee for recovery of administrative expenses. Both fees are calculated based on net assets at the end of the valuation period and pre-determined annualized rates as stated in the product prospectuses. Administrative expenses include costs associated with providing accounting, administrative, compliance, and legal services necessary to support issuance and maintenance of contracts. The expense risk assumed by NSLA is the risk that the deductions provided for in the variable annuity contracts may be insufficient to cover the actual costs to administer the terms stated in the contracts.

All other fees assessed on contracts, including surrender charges, annual contract fee, transfer fees, and fees from optional riders are charged to contracts upon a surrender, anniversary, or transfer event, respectively. Each of these charges are assessed through redemption of units, in an amount such that the value of the redeemed units at the end of the next valuation period are equivalent to the calculated dollar value of the charge.

The tables on the following pages illustrates product and contract level charges by product:

The following basic charges are assessed through reduction of daily unit values:

	NScore Xtra	NScore Lite	Nscore Premier
Mortality and Expense Risk Fees	1.15%	1.15%	1.15%
Administrative Expenses	0.25%	0.25%	0.25%

Total expenses	1.40%	1.40%	1.40%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract).	$30	$30	$30

Transfer Fee – per transfer (currently no charge for the first 12 transfers each contract year)	$10	$10	$10

Sales Charge made from purchase payments	No deduction	No deduction	No deduction

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.	9% of surrender value in the first year to 0% in the ninth year	7% of surrender value in the first year to 0% in the fourth year	6% of surrender value in the first year to 0% in the seventh year

State Premium Taxes

In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits:
These annual charges are the following percentages of the optional death benefit amounts:
Optional Annual Stepped-up Death Benefit	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%
Optional Guaranteed Minimum Death Benefit Rider:
GMDBR80 Plus (1)	0.25%	0.25%	0.25%
GMDBR85 Plus (1)	0.45%	0.45%	0.45%
5% GMDBR80 Plus (1)	0.45%	0.45%	0.45%
5% GMDBR85 Plus (1)	0.70%	0.70%	0.70%
ARDBR (1)	0.60%	0.60%	0.60%
ARDBR 2009 (1)	0.85% to 1.40%	0.85% to 1.40%	0.85% to 1.40%
Premium Protection or Joint Premium Protection death benefit:
Issue ages through 70	0.10%	0.10%	0.10%
Issue ages 71 through 75	0.25%	0.25%	0.25%
Premium Protection Plus or Joint Premium Protection Plus death benefit (1)	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at issue ages through 70 (1)	0.15%	0.15%	0.15%
GEB at issue ages 71 through 75 (1)	0.30%	0.30%	0.30%
GEB “Plus” at issue ages through 70 (1)	0.30%	0.30%	0.30%
GEB “Plus” at issue ages 71 through 75 (1)	0.60%	0.60%	0.60%

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:
GLWB Preferred I.S.	NA	NA	1.00% to 2.00%
Joint GLWB Preferred I.S.	NA	NA	1.30% to 2.50%
GLWB Plus	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Plus	1.20% to 2.40%	1.20% to 2.40%	1.20% to 2.40%

Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base.
GMIB (1)	0.45%	0.45%	0.45%
GMIB Plus (1)	0.50%	0.50%	0.50%
GMIB Plus with Five Year Reset (1)	0.50%	0.50%	0.50%
GMIB Plus with Annual Reset (1)	0.65%	0.65%	0.65%
GMIB Plus with Annual Reset 2009 (1)	0.95% to 1.50%	0.95% to 1.50%	0.95% to 1.50%

Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount:
GPP (1)	0.20% to 0.55%	0.20% to 0.55%	0.20% to 0.55%
GPP 2012	0.45% to 1.30%	0.45% to 0.90%	0.45% to 1.30%

Optional Guaranteed Principal Access (“GPA”)
This annual charge is the following percentage of the eligible contract value plus later purchase payments.
GPA with 8% guarantee (1)	0.50%	0.50%	0.50%
GPA with 7% guarantee (1)	0.40%	0.40%	0.40%

(1)	No longer available for purchase.

The following basic charges are assessed through reduction of daily unit values:

	NScore Value	NScore Lite II	NScore Xtra II
Mortality and Expense Risk Fees	0.75%	1.30%	1.50%
Administrative Expenses	0.15%	0.25%	0.25%

Total expenses	0.90%	1.55%	1.75%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract).	$30	$30	$30

Transfer Fee – per transfer (currently no charge for the first 12 transfers each contract year)	$10	$10	$10

Sales Charge made from purchase payments	No deduction	No deduction	No deduction

Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.	6% of surrender value in the first year to 0% in the seventh year	7% of surrender value in the first year to 0% in the fifth year	9% of surrender value in the first year to 0% in the tenth year

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits:
These annual charges are the following percentages of the optional death benefit amounts:
Optional Annual Stepped-up Death Benefit	0.10% to 0.25%	0.25%	0.25%
Optional Guaranteed Minimum Death Benefit Rider:
GMDBR80 Plus (1)	0.25%	0.25%	NA
GMDBR85 Plus (1)	0.45%	0.45%	NA
5% GMDBR80 Plus (1)	0.45%	0.45%	NA
5% GMDBR85 Plus (1)	0.70%	0.70%	NA
Annual Reset Death Benefit Rider:
ARDBR (1)	0.60%	0.60%	NA
ARDBR 2009 (1)	0.85% to 1.40%	0.85% to 1.40%	NA
ARDBR 2008 at issue ages through 74 (1)	NA	0.80% to 1.00%	NA
ARDBR 2008 at issue ages 75 through 78 (1)	NA	0.95% to 1.15%	NA
Premium Protection or Joint Premium Protection death benefit:
Issue ages through 70	0.10%	0.10%	0.10%
Issue ages 71 through 75	0.25%	0.25%	0.25%
Premium Protection Plus or Joint Premium Protection Plus death benefit (1)	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at issue ages through 70 (1)	0.15%	0.15%	NA
GEB at issue ages 71 through 75 (1)	0.30%	0.30%	NA
GEB “Plus” at issue ages through 70 (1)	0.30%	0.30%	NA
GEB “Plus” at issue ages 71 through 75 (1)	0.60%	0.60%	NA

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:
GLWB Preferred I.S.	1.00% to 2.00%	1.00% to 2.00%	NA
Joint GLWB Preferred I.S.	1.30% to 2.50%	1.30% to 2.50%	NA
GLWB Plus	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Plus	1.20% to 2.40%	1.20% to 2.40%	1.20% to 2.40%
Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base.
GMIB (1)	0.45%	NA	NA
GMIB Plus (1)	0.50%	NA	NA
GMIB Plus with Five Year Reset (1)	0.50%	NA	NA
GMIB Plus with Annual Reset (1)	0.65%	0.65%	NA
GMIB Plus with Annual Reset 2009 (1)	0.95% to 1.50%	0.95% to 1.50%	0.95% to 1.50%
GMIB Plus with Annual Reset 2008 without investment restrictions (1)	NA	1.00% to 1.65%	NA
GMIB Plus with Annual Reset 2008 investment restrictions (1)	NA	0.85% to 1.50%	NA

Optional Guaranteed Principal Protection (“GPP”)
This annual charge is the following percentage of average annual guaranteed principal amount.
GPP (1)	0.20% to 0.55%	0.55%	0.55%
GPP 2012	0.45% to 1.30%	0.45% to 0.90%	0.45% to 1.30%

Optional Guaranteed Principal Access (“GPA”)
This annual charge is the following percentage of the eligible contract value plus later purchase payments.
GPA with 8% guarantee (1)	0.50%	NA	NA
GPA with 7% guarantee (1)	0.40%	NA	NA

(1)	No longer available for purchase.

The following basic charges are assessed through reduction of daily unit values:

	NScore Lite III	NScore Premier II	NScore Flex
Mortality and Expense Risk Fees	1.40% to 1.45%	1.10%	1.40%
Administrative Expenses	0.25%	0.25%	0.35%

Total expenses	1.65% to 1.70%	1.35%	1.75%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract).	$30	$30	$30

Transfer Fee – per transfer (currently no charge for the first 12 transfers each contract year)	$10	$10	$10

Sales Charge made from purchase payments	No deduction	No deduction	No deduction

Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.	8% of surrender value in the first year to 0% in the fifth year	7% of surrender value in the first year to 0% in the eighth year	NA

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits:
These annual charges are the following percentages of the optional death benefit amounts:
Optional Annual Stepped-up Death Benefit	0.25%	0.25%	0.25%
Premium Protection or Joint Premium Protection death benefit:
Issue ages through 70	0.10%	0.10%	0.10%
Issue ages 71 through 75	0.25%	0.25%	0.25%
Premium Protection Plus or Joint Premium Protection Plus death benefit (1)	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:
GLWB Preferred I.S.	1.00% to 2.00%	1.00% to 2.00%	1.00% to 2.00%
Joint GLWB Preferred I.S.	1.30% to 2.50%	1.30% to 2.50%	1.30% to 2.50%
GLWB Plus	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Plus	1.20% to 2.40%	1.20% to 2.40%	1.20% to 2.40%

Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base.
GMIB Plus with Annual Reset 2009 (1)	0.95% to 1.50%	0.95% to 1.50%	0.95% to 1.50%

Optional Guaranteed Principal Protection (“GPP”)
This annual charge is the following percentage of average annual guaranteed principal amount.
GPP (1)	0.55%	0.55%	0.55%
GPP 2012	0.45% to 1.30%	0.45% to 1.30%	0.45% to 0.90%

(1)	No longer available for purchase.

Further information regarding fees, terms, and availability is provided in the prospectus for each of the products listed.

3) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the operations of NSLA which is taxed as an insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account upon redemption of the Fund shares. Accordingly, NSLA does not provide income taxes within the Account.

(4)	Fund Mergers and Replacements

Effective March 27, 2015, the MFS Investors Growth Stock Series – Service Class of MFS Variable Insurance Trust was merged into the MFS Massachusetts Investors Growth Stock Portfolio – Service Class of MFS Variable Insurance Trust II.

Effective December 5, 2014, the ClearBridge Variable All Cap Value Portfolio – Class I of Legg Mason Partners Variable Equity Trust was merged into the ClearBridge Variable Large Cap Value Portfolio – Class I of Legg Mason Partners Variable Equity Trust.

Effective December 20, 2013, the Millennium Portfolio of Ohio National Fund, Inc. was merged into the Small Cap Growth Portfolio of Ohio National Fund, Inc. The Income Opportunity Portfolio and the U.S. Equity Portfolio of Ohio National Fund, Inc. merged into the Balanced Portfolio of Ohio National Fund, Inc. The Target Equity/Income Portfolio of Ohio National Fund, Inc. merged into the Target VIP Portfolio of Ohio National Fund, Inc.

Effective April 29, 2011, the Invesco Van Kampen V.I. International Growth Equity Fund Series II of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) was merged into the Invesco V.I. International Growth Fund Series II of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

(5)	Investments

In accordance with FASB ASC 820, Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses a market approach as the calculation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The Account categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

Level 1:	Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in privately-traded registered mutual funds with readily determinable NAV. The Account has the ability to redeem its interest in the funds with the investee at NAV daily.
Level 2:	Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.
Level 3:	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following is a summary of the inputs used in valuing the Account’s assets at fair value as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Separate Account Investments*	$381,118,806	$0	$0	$381,118,806

*	Refer to Note 1.B. for listing of individual Separate Account Investments.

The Account’s policy is to recognize transfers between fair value hierarchy levels at the reporting period end.

There were no transfers into, or out of, Level 1, Level 2, or Level 3 for the period ended December 31, 2015.

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2015 were as follows:

	Purchases	Sales
Ohio National Fund, Inc.:
Equity Subaccount	$2,337,031	$1,013,555
Money Market Subaccount	2,078,085	1,570,334
Bond Subaccount	110,084	245,848
Omni Subaccount	1,393	21,384
International Subaccount	97,407	488,032
Capital Appreciation Subaccount	1,626,370	919,170
International Small-Mid Company Subaccount	323,737	61,249
Aggressive Growth Subaccount	98,212	61,468
Small Cap Growth Subaccount	2,630,338	432,612
Mid Cap Opportunity Subaccount	61,405	30,469
S&P 500® Index Subaccount	1,193,878	585,072
Strategic Value Subaccount	1,361,432	757,576
High Income Bond Subaccount	1,741,548	650,228
ClearBridge Small Cap Subaccount	1,504,721	217,945
Nasdaq-100® Index Subaccount	330,473	299,446
Bristol Subaccount	1,097,911	803,299
Bryton Growth Subaccount	1,001,688	731,908
Balanced Subaccount	6,868,084	10,126,844
Target VIP Subaccount	54,066	130,131
Bristol Growth Subaccount	182,771	378,749
Risk Managed Balanced Subaccount	3,836,880	501,324
Wells Fargo Variable Trust:
Opportunity Subaccount	1,772	327
The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount	34,952	253,664
U.S. Real Estate Subaccount	220,364	570,745
Growth Subaccount	137,241	300,635
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. International Growth Series II Subaccount	644,495	113,041
Invesco V.I. Balanced-Risk Allocation Series II Subaccount	2,126,725	759,530
Goldman Sachs Variable Insurance Trust - Institutional Shares:
Large Cap Value Subaccount	958,173	595,402
U.S. Equity Insights Subaccount	80,044	91,171
Strategic Growth Subaccount	22,869	14,762
Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount	1,647,066	806,641
U.S. Small-Mid Cap Equity Subaccount	496,589	44,610
U.S. Strategic Equity Subaccount	10,826	172,800
International Equity Subaccount	3,400,775	1,720,477
Global Dynamic Multi Asset Subaccount	1,568,715	832,889
The Prudential Series Fund, Inc. - Class II:
Jennison 20/20 Focus Subaccount	67,033	674,270
Jennison Subaccount	99,758	24,921
Fidelity® Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount	2,294,313	1,482,795
VIP Contrafund® Subaccount	1,319,735	1,621,322
VIP Growth Subaccount	189,431	59,627
VIP Equity-Income Subaccount	270,325	258,179
VIP Real Estate Subaccount	477,669	613,507
VIP Target Volatility Subaccount	3,215,184	810,733

Janus Aspen Series - Service Shares:
Janus Subaccount	$195,416	$104,440
Global Research Subaccount	26,310	5,068
Balanced Subaccount	567,958	70,895
Overseas Subaccount	708,507	654,905
INTECH U.S. Low Volatility Subaccount	7,559,947	2,598,155
J.P. Morgan Insurance Trust - Class I:
Small Cap Core Subaccount	416,322	43,374
Mid Cap Value Subaccount	630,500	942,248
MFS® Variable Insurance Trust - Service Class:
New Discovery Subaccount	64,750	32,600
Investors Growth Stock Subaccount	22,194	42,815
Mid Cap Growth Subaccount	45,823	71,061
Total Return Subaccount	53,183	187,312
PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount	1,996,001	1,313,073
Total Return Subaccount	5,849,050	3,171,107
Global Bond Subaccount	87,929	616,097
CommodityRealReturn® Strategy Subaccount	678,409	160,572
Global Diversified Allocation Subaccount	6,455,893	1,030,948
Short-Term Subaccount	291,704	105,300
Low Duration Subaccount	351,380	1,193
Royce Capital Fund - Investment Class:
Micro-Cap Subaccount	168,140	369,566
Small-Cap Subaccount	2,117,225	2,605,186
Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount	293,598	426,393
Franklin Templeton Variable Insurance Products Trust - Class 2:
Templeton Foreign VIP Subaccount	301,113	519,263
Franklin Flex Cap Growth VIP Subaccount	100,130	10,582
Franklin Income VIP Subaccount	84,193	151,319
Legg Mason Partners Variable Equity Trust - Class I:
ClearBridge Variable Dividend Strategy Subaccount	80,858	16,131
ClearBridge Variable Large Cap Value Subaccount	78,982	78,293
QS Legg Mason Dynamic Multi-Strategy VIT Subaccount	16,124,825	9,828,653
Neuberger Berman Advisers Management Trust - S Class:
AMT Mid Cap Intrinsic Value Subaccount	404,459	234,352
Federated Insurance Series:
Kaufmann Fund II Service Shares Subaccount	291,100	77,251
Managed Volatility II Subaccount	4,379,065	1,485,857
Managed Tail Risk II Service Shares Subaccount	1,010,115	526,605
Goldman Sachs Variable Insurance Trust - Service Shares:
Large Cap Value Subaccount	2,996,050	979,006
U.S. Equity Insights Subaccount	157,315	22,157
Strategic Growth Subaccount	203,871	21,812
Global Trends Allocation Subaccount	2,519,425	721,573
Franklin Templeton Variable Insurance Products Trust - Class 4:
Templeton Foreign VIP Subaccount	1,889,663	1,313,528
Franklin Flex Cap Growth VIP Subaccount	1,150,878	176,314
Franklin Income VIP Subaccount	348,241	396,076
Franklin Founding Funds Allocation VIP Subaccount	31,743	58,753
Ivy Funds Variable Insurance Portfolios:
VIP Asset Strategy Subaccount	1,152,517	1,016,366
VIP Global Natural Resources Subaccount	71,853	202,516
VIP Science and Technology Subaccount	89,847	210,760

Northern Lights Variable Trust - Class 2:
TOPS® Managed Risk Balanced ETF Subaccount	$1,582,505	$1,801,622
TOPS® Managed Risk Moderate Growth ETF Subaccount	3,324,494	2,038,135
TOPS® Managed Risk Growth ETF Subaccount	1,482,031	1,251,339
AB Variable Products Series Fund, Inc. - Class B
VPS Dynamic Asset Allocation Subaccount	1,751,707	888,087
VPS Global Risk Allocation-Moderate Subaccount	322,910	529
MFS® Variable Insurance Trust II - Service Class:
Massachusetts Investors Growth Stock Subaccount	70,192	934
Franklin Templeton Variable Insurance Products Trust - Class 5:
Franklin VolSmart Allocation VIP Subaccount	25,467	1
Northern Lights Variable Trust - Class 3:
TOPS® Managed Risk Balanced ETF Subaccount	15,749	2
TOPS® Managed Risk Moderate Growth ETF Subaccount	140,604	64
TOPS® Managed Risk Growth ETF Subaccount	73,901	34
Legg Mason Partners Variable Income Trust - Class II:
Western Asset Core Plus VIT Subaccount	349,839	471

Totals	$119,007,449	$70,429,384

(6)	Financial Highlights

The following is a summary of accumulation units, value per unit, fair value, expenses, total returns, and investment income ratios for each period ended December 31. The fair value indicated in the Financial Highlights represents the portion of contract owners’ equity for contracts in the accumulation period only, and excludes the portion of contract owners’ equity related to annuity reserves for contracts in the payment period. As such, fair value presented below equals the contract owners’ equity for Contracts in Accumulation Period as noted in the Statements of Assets and Contract Owners’ Equity, but may not agree to the total contract owner’s equity as presented in the Statements of Changes in Contract Owner’s Equity. Some of the information is presented as a range of minimum to maximum values. The range is determined by identifying the lowest and the highest expense rates during each period presented for the products with units outstanding at the end of each period, and presenting the expenses, values per unit and total returns that correspond to those products. Accordingly, some individual contract or product attributes may not be within the range presented.

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**		Investment Income Ratio****
Ohio National Fund, Inc.:
Equity Subaccount
2015	614,388	$12.92 to $18.43	$8,090,542	0.90% to 1.75%	-5.35% to -4.55%		0.66%
2014	507,761	$13.54 to $19.47	$6,948,811	0.90% to 1.75%	12.11% to 13.05%		0.71%
2013	166,965	$11.97 to $17.42	$1,869,642	0.90% to 1.65%	35.46% to 36.46%		0.89%
2012	192,251	$8.21 to $8.77	$1,579,358	0.90% to 1.40%	14.09% to 14.66%		1.35%
2011	217,856	$7.19 to $7.65	$1,568,459	0.90% to 1.40%	-4.71% to -4.24%		0.84%
Money Market Subaccount
2015	184,575	$9.11 to $12.17	$2,066,865	0.90% to 1.70%	-1.67% to -0.89%		0.00%
2014	139,394	$9.27 to $12.28	$1,561,110	0.90% to 1.70%	-1.12%(a) to -0.89%		0.00%
2013	168,021	$9.44 to $12.39	$1,929,777	0.90% to 1.65%	-1.62% to -0.89%		0.00%
2012	159,741	$9.52 to $12.51	$1,852,546	0.90% to 1.55%	-1.53% to -0.90%		0.00%
2011	162,259	$9.67 to $12.62	$1,907,551	0.90% to 1.55%	-1.52% to -0.89%		0.00%
Bond Subaccount
2015	73,991	$10.81 to $18.82	$1,217,875	0.90% to 1.70%	-3.68% to -2.92%		0.00%
2014	80,259	$11.23 to $19.39	$1,378,175	0.90% to 1.70%	1.21%(a) to 4.94%		0.00%
2013	82,411	$10.80 to $18.48	$1,368,183	0.90% to 1.65%	-3.52% to -2.80%		0.00%
2012	81,194	$11.19 to $19.01	$1,406,987	0.90% to 1.65%	5.51% to 6.30%		0.00%
2011	80,998	$10.61 to $17.88	$1,329,539	0.90% to 1.65%	4.64% to 5.41%		0.00%
Omni Subaccount
2015	8,685	$14.03 to $15.31	$126,301	0.90% to 1.40%	0.74% to 1.24%		0.89%
2014	10,080	$13.93 to $15.13	$144,719	0.90% to 1.40%	10.57% to 11.12%		0.85%
2013	15,193	$12.60 to $13.61	$196,395	0.90% to 1.40%	28.73% to 29.37%		1.07%
2012	15,830	$9.79 to $10.52	$158,582	0.90% to 1.40%	10.49% to 11.04%		1.33%
2011	15,805	$8.86 to $9.48	$143,016	0.90% to 1.40%	-5.44% to -4.97%		1.29%
International Subaccount
2015	320,693	$10.75 to $11.18	$3,295,330	0.90% to 1.55%	-1.92% to -1.29%		0.00%
2014	351,785	$10.96 to $11.33	$3,678,945	0.90% to 1.55%	-10.83% to -10.26%		0.00%
2013	337,793	$12.29 to $12.62	$3,955,724	0.90% to 1.55%	9.98% to 10.69%		0.00%
2012	320,564	$11.17 to $11.40	$3,408,666	0.90% to 1.55%	18.41% to 19.17%		0.00%
2011	351,491	$9.44 to $9.57	$3,150,893	0.90% to 1.55%	-16.70% to -16.16%		0.00%
Capital Appreciation Subaccount
2015	299,998	$18.41 to $32.96	$8,030,073	0.90% to 1.75%	-3.74% to -2.93%		0.79%
2014	268,410	$19.12 to $33.96	$7,447,797	0.90% to 1.75%	6.68% to 7.57%		0.57%
2013	69,998	$17.99 to $31.57	$2,031,084	0.90% to 1.65%	32.33% to 33.31%		0.45%
2012	69,757	$12.96 to $23.68	$1,532,951	0.90% to 1.55%	15.79% to 16.54%		0.59%
2011	74,551	$11.19 to $20.32	$1,409,610	0.90% to 1.55%	-3.15% to -2.53%		0.39%
Millennium Subaccount (note 4)
2012	10,216	$8.38 to $8.93	$85,632	0.90% to 1.40%	7.92% to 8.46%		0.00%
2011	10,315	$7.76 to $8.24	$80,110	0.90% to 1.40%	-2.24% to -1.76%		0.00%
International Small-Mid Company Subaccount
2015	24,708	$15.76 to $21.48	$485,091	0.90% to 1.65%	7.68% to 8.48%		0.00%
2014	11,016	$13.19 to $19.80	$202,705	0.90% to 1.55%	-10.18% to -9.61%		0.00%
2013	11,843	$14.69 to $21.91	$242,350	0.90% to 1.55%	25.73% to 26.54%		0.00%
2012	13,684	$16.21 to $17.31	$224,680	0.90% to 1.40%	20.99% to 21.59%		0.00%
2011	14,315	$13.39 to $14.24	$194,019	0.90% to 1.40%	-18.65% to -18.25%		0.00%
Aggressive Growth Subaccount
2015	52,993	$11.87 to $20.34	$636,822	0.90% to 1.70%	8.30% to 9.16%		0.00%
2014	51,750	$10.87 to $18.78	$543,847	0.90% to 1.70%	8.62% to 13.27%	(b)	0.00%
2013	59,295	$10.01 to $16.07	$568,623	0.90% to 1.55%	29.44% to 30.27%		0.00%
2012	54,806	$7.68 to $12.42	$407,687	0.90% to 1.55%	20.98% to 21.77%		0.00%
2011	58,807	$6.31 to $10.26	$360,644	0.90% to 1.55%	-6.71% to -6.11%		0.00%
Small Cap Growth Subaccount
2015	309,806	$14.38 to $22.84	$4,781,358	0.90% to 1.75%	-1.92% to -1.09%		0.00%
2014	156,483	$14.54 to $23.29	$2,466,045	0.90% to 1.75%	8.74% to 9.65%		0.00%
2013	39,929	$13.26 to $21.49	$522,769	0.90% to 1.65%	42.93% to 43.99%		0.00%
2012	29,858	$9.21 to $15.44	$266,753	0.90% to 1.55%	16.21% to 16.96%		0.00%
2011	23,840	$7.87 to $13.29	$183,688	0.90% to 1.55%	1.16% to 1.81%		0.00%
Mid Cap Opportunity Subaccount
2015	26,905	$18.44 to $24.20	$591,075	0.90% to 1.55%	-6.50% to -5.90%		0.00%
2014	25,319	$19.72 to $25.72	$593,384	0.90% to 1.55%	9.81% to 10.51%		0.00%
2013	27,841	$17.96 to $23.27	$594,515	0.90% to 1.55%	30.44% to 31.28%		0.00%
2012	31,831	$13.77 to $17.73	$520,323	0.90% to 1.55%	17.87% to 18.63%		0.00%
2011	34,504	$11.68 to $14.94	$477,489	0.90% to 1.55%	-4.84% to -4.22%		0.00%
S&P 500® Index Subaccount
2015	144,940	$19.58 to $20.78	$2,798,044	0.90% to 1.70%	-0.78% to 0.01%		1.45%
2014	111,826	$18.87 to $20.78	$2,186,981	0.90% to 1.55%	11.39% to 12.10%		1.44%
2013	85,985	$16.94 to $18.54	$1,499,524	0.90% to 1.55%	29.73% to 30.57%		1.20%
2012	94,053	$13.71 to $14.20	$1,254,578	0.90% to 1.65%	13.52% to 14.36%		1.39%
2011	99,893	$12.08 to $12.41	$1,171,858	0.90% to 1.65%	0.12% to 0.86%		1.60%

Strategic Value Subaccount
2015	417,490	$17.30 to $18.64	$7,086,832	0.90% to 1.75%	2.47% to 3.33%		3.26%
2014	387,519	$16.74 to $18.19	$6,388,866	0.90% to 1.75%	10.48% to 11.41%		4.65%
2013	505,516	$15.03 to $16.46	$7,502,486	0.90% to 1.75%	18.92% to 19.92%		3.03%
2012	406,227	$12.53 to $13.84	$5,030,817	0.90% to 1.75%	5.36% to 6.25%		2.82%
2011	38,072	$11.80 to $13.08	$423,252	0.90% to 1.55%	12.29% to 13.01%		1.83%
High Income Bond Subaccount
2015	290,045	$12.78 to $22.83	$5,300,044	0.90% to 1.75%	-4.73% to -3.93%		0.00%
2014	226,692	$13.42 to $23.76	$4,347,851	0.90% to 1.75%	1.00% to 1.85%		0.00%
2013	285,527	$13.28 to $23.33	$5,452,130	0.90% to 1.75%	5.24% to 6.13%		0.00%
2012	276,964	$12.62 to $21.98	$5,058,846	0.90% to 1.75%	12.36% to 13.32%		0.00%
2011	243,542	$11.23 to $19.40	$4,062,513	0.90% to 1.75%	3.55% to 4.42%		0.00%
ClearBridge Small Cap Subaccount
2015	68,332	$17.73 to $38.61	$2,023,098	0.90% to 1.75%	-4.14% to -3.33%		0.00%
2014	22,645	$18.58 to $39.94	$730,831	0.90% to 1.65%	0.78% to 1.53%		0.00%
2013	18,329	$18.44 to $39.34	$588,415	0.90% to 1.65%	28.15% to 29.10%		0.00%
2012	10,595	$14.80 to $30.47	$278,065	0.90% to 1.55%	12.07% to 12.79%		0.00%
2011	9,046	$13.21 to $25.25	$224,032	1.40% to 1.55%	-3.94% to -3.80%		0.00%
Nasdaq-100® Index Subaccount
2015	187,875	$10.63 to $24.56	$1,916,193	0.90% to 1.70%	7.32% to 8.17%		0.64%
2014	179,385	$9.83 to $22.89	$1,729,550	0.90% to 1.70%	17.18%(a) to 17.71%		1.08%
2013	183,329	$8.35 to $19.63	$1,475,756	0.90% to 1.65%	33.77% to 34.77%		1.12%
2012	95,268	$6.20 to $14.67	$601,395	0.90% to 1.65%	15.95% to 16.82%		0.66%
2011	97,594	$5.30 to $12.66	$517,719	0.90% to 1.65%	1.52% to 2.27%		0.34%
Bristol Subaccount
2015	243,624	$19.46 to $22.70	$5,068,490	0.90% to 1.75%	2.29% to 3.15%		0.56%
2014	224,485	$19.03 to $22.01	$4,541,209	0.90% to 1.75%	11.92% to 12.87%		0.38%
2013	251,789	$17.00 to $19.50	$4,538,089	0.90% to 1.75%	38.79% to 39.95%		0.47%
2012	303,980	$12.25 to $13.93	$3,943,421	0.90% to 1.75%	11.23% to 12.17%		0.60%
2011	286,330	$11.01 to $12.42	$3,351,209	0.90% to 1.75%	-8.75% to -7.98%		0.49%
Bryton Growth Subaccount
2015	228,732	$17.18 to $17.46	$3,814,760	0.90% to 1.75%	-5.90% to -5.10%		0.00%
2014	205,269	$18.25 to $18.40	$3,617,849	0.90% to 1.75%	4.35% to 5.22%		0.00%
2013	214,409	$17.48 to $17.49	$3,606,572	0.90% to 1.75%	38.31% to 39.48%		0.00%
2012	254,060	$12.53 to $12.65	$3,075,571	0.90% to 1.75%	9.37% to 10.29%		0.00%
2011	251,083	$11.36 to $11.56	$2,762,904	0.90% to 1.75%	-10.84% to -10.09%		0.00%
U.S. Equity Subaccount (note 4)
2012	61,619	$10.56	$650,904	1.40%	13.02%		0.54%
2011	69,317	$9.35	$647,843	1.40%	-3.31%		0.00%
Balanced Subaccount
2015	875,760	$14.61 to $18.96	$14,142,412	0.90% to 1.75%	-0.28% to 0.56%		0.95%
2014	1,086,539	$14.65 to $18.85	$17,604,892	0.90% to 1.75%	4.17% to 5.05%		1.36%
2013	307,621	$14.06 to $17.95	$4,635,501	0.90% to 1.75%	13.28% to 14.24%		1.73%
2012	37,717	$12.44 to $15.71	$495,340	0.90% to 1.65%	11.45% to 12.28%		0.00%
2011	1,792	$11.17 to $13.47	$23,683	1.40% to 1.65%	0.63% to 0.88%		1.95%
Income Opportunity Subaccount (note 4)
2012	525	$11.28	$5,924	1.40%	5.85%		0.00%
2011	3,183	$10.66	$33,939	1.40%	-2.45%		0.00%
Target VIP Subaccount
2015	88,142	$13.42 to $14.11	$1,186,952	0.90% to 1.40%	-4.58% to -4.11%		1.45%
2014	93,418	$14.07 to $14.72	$1,317,995	0.90% to 1.40%	5.96% to 6.48%		1.56%
2013	98,691	$13.28 to $13.82	$1,314,610	0.90% to 1.40%	34.83% to 35.49%		0.77%
2012	15,612	$9.85 to $10.20	$155,251	0.90% to 1.40%	13.64% to 14.21%		1.25%
2011	20,174	$8.66 to $8.93	$176,014	0.90% to 1.40%	-2.77% to -2.29%		0.95%
Target Equity/Income Subaccount (note 4)
2012	105,087	$8.31 to $8.61	$875,114	0.90% to 1.40%	9.54% to 10.08%		1.97%
2011	121,453	$7.59 to $7.82	$922,899	0.90% to 1.40%	-12.32% to -11.89%		1.55%
Bristol Growth Subaccount
2015	144,944	$16.36 to $19.88	$2,451,929	0.90% to 1.75%	3.90% to 4.78%		0.41%
2014	154,577	$15.61 to $19.13	$2,510,147	0.90% to 1.75%	10.09% to 11.02%		0.30%
2013	171,349	$14.06 to $17.38	$2,511,683	0.90% to 1.75%	36.24% to 37.38%		0.40%
2012	204,403	$10.23 to $12.76	$2,179,620	0.90% to 1.75%	9.27% to 10.20%		0.48%
2011	191,708	$9.29 to $11.67	$1,833,132	0.90% to 1.75%	-3.46% to -2.65%		0.39%
Risk Managed Balanced Subaccount
2015	355,964	$10.39 to $10.53	$3,715,004	0.90% to 1.70%	-2.97% to -2.20%		0.47%
2014	37,811	$10.71 to $10.77	$405,736	0.90% to 1.70%	7.09%(a) to 7.65%	(b)	0.00%
Wells Fargo Variable Trust:
Opportunity Subaccount
2015	609	$26.68	$16,257	1.40%	-4.42%		0.13%
2014	613	$27.91	$17,103	1.40%	8.90%		0.06%
2013	616	$25.63	$15,791	1.40%	28.87%		0.20%
2012	632	$19.89	$12,578	1.40%	13.92%		0.07%
2011	1,588	$17.46	$27,718	1.40%	-6.82%		0.14%

The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount
2015	35,003	$11.40 to $15.61	$482,540	0.90% to 1.65%	-2.44% to -1.72%		3.17%
2014	52,101	$11.69 to $15.88	$721,912	0.90% to 1.65%	5.82% to 6.61%		2.71%
2013	45,811	$11.05 to $14.90	$603,226	0.90% to 1.65%	-2.19% to -1.47%		3.08%
2012	39,933	$11.30 to $15.12	$563,026	0.90% to 1.65%	7.41% to 8.21%		4.68%
2011	33,928	$10.98 to $13.97	$450,803	0.90% to 1.55%	3.80% to 4.47%		3.50%
U.S. Real Estate Subaccount
2015	48,787	$20.65 to $35.21	$1,452,023	0.90% to 1.55%	0.37% to 1.01%		1.14%
2014	57,163	$20.58 to $34.86	$1,778,352	0.90% to 1.55%	27.45% to 28.27%		1.23%
2013	61,492	$16.15 to $27.18	$1,584,284	0.90% to 1.55%	0.20% to 0.84%		0.84%
2012	57,702	$16.11 to $26.95	$1,480,974	0.90% to 1.55%	13.85% to 14.58%		0.57%
2011	64,845	$14.15 to $23.52	$1,459,416	0.90% to 1.55%	4.05% to 4.72%		0.54%
Growth Subaccount
2015	28,149	$22.85 to $22.93	$639,849	0.90% to 1.65%	10.15% to 10.97%		0.00%
2014	38,757	$20.27 to $20.67	$798,172	0.90% to 1.55%	4.47% to 5.14%		0.00%
2013	36,010	$19.66 to $19.88	$702,370	0.90% to 1.65%	45.33% to 46.41%		0.21%
2012	35,076	$12.99 to $13.43	$466,574	0.90% to 1.40%	12.47% to 13.03%		0.00%
2011	34,160	$11.55 to $11.88	$402,439	0.90% to 1.40%	-4.38% to -3.90%		0.00%
AIM Variable Insurance Funds - Series II (Invesco Variable Insurance Funds):
Invesco V.I. International Growth Subaccount
2015	130,792	$10.91 to $13.86	$1,449,319	0.90% to 1.70%	-4.24% to -3.48%		1.38%
2014	85,577	$11.30 to $14.48	$990,817	0.90% to 1.70%	-3.41%(a) to -0.80%		1.60%
2013	61,037	$11.40 to $13.27	$690,124	0.90% to 1.55%	16.91% to 17.66%		1.07%
2012	52,920	$9.69 to $11.35	$507,694	0.90% to 1.55%	13.49% to 14.22%		1.35%
2011	48,135	$8.48 to $10.00	$400,575	0.90% to 1.55%	-15.90%(a) to -15.53%	(b)	0.00%
Invesco V.I. Balanced-Risk Allocation Subaccount
2015	676,239	$10.51 to $10.87	$7,186,101	0.90% to 1.75%	-6.05% to -5.25%		3.99%
2014	631,305	$11.18 to $11.47	$7,120,039	0.90% to 1.75%	3.89% to 4.77%		0.00%
2013	1,201,384	$10.76 to $10.95	$13,027,245	0.90% to 1.75%	-0.33% to 0.51%		1.71%
2012	1,163,785	$10.80 to $10.89	$12,617,407	0.90% to 1.75%	8.00%(a) to 8.90%	(b)	1.55%
Goldman Sachs Variable Insurance Trust - Institutional Shares:
Large Cap Value Subaccount
2015	256,936	$14.79 to $16.14	$3,831,753	0.90% to 1.40%	-5.73% to -5.27%		1.44%
2014	264,837	$15.69 to $17.04	$4,179,824	0.90% to 1.40%	11.38% to 11.93%		1.27%
2013	347,652	$14.09 to $15.22	$4,931,888	0.90% to 1.40%	31.39% to 32.04%		1.18%
2012	410,217	$10.72 to $11.53	$4,429,011	0.90% to 1.40%	17.48% to 18.06%		1.28%
2011	528,025	$9.13 to $9.76	$4,860,358	0.90% to 1.40%	-8.33% to -7.88%		1.24%
U.S. Equity Insights Subaccount
2015	40,773	$17.91	$730,350	1.40%	-1.57%		1.33%
2014	43,980	$18.20	$800,398	1.40%	14.76%		1.34%
2013	55,318	$15.86	$877,277	1.40%	35.62%		1.22%
2012	59,288	$11.69	$693,278	1.40%	12.87%		1.80%
2011	64,419	$10.36	$667,391	1.40%	2.61%		1.65%
Strategic Growth Subaccount
2015	17,427	$19.24	$335,224	1.40%	1.97%		0.36%
2014	17,890	$18.86	$337,492	1.40%	12.07%		0.37%
2013	19,119	$16.83	$321,831	1.40%	30.59%		0.40%
2012	12,656	$12.89	$163,137	1.40%	18.22%		0.68%
2011	14,956	$10.90	$163,058	1.40%	-3.96%		0.42%
Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount
2015	347,440	$8.60 to $26.30	$5,981,448	0.90% to 1.75%	-21.43% to -20.77%		1.18%
2014	300,570	$10.95 to $33.19	$6,591,807	0.90% to 1.75%	-6.28% to -5.49%		1.64%
2013	291,814	$11.68 to $35.12	$7,010,822	0.90% to 1.75%	-2.94% to -2.12%		1.56%
2012	224,291	$12.04 to $35.88	$5,810,692	0.90% to 1.75%	19.94% to 20.96%		1.67%
2011	206,830	$10.04 to $29.67	$4,694,233	0.90% to 1.75%	-19.41% to -18.73%		2.05%
U.S. Small-Mid Cap Equity Subaccount
2015	30,435	$16.86 to $29.69	$812,917	0.90% to 1.70%	-4.02% to -3.25%		0.00%
2014	16,474	$17.61 to $30.69	$451,442	0.90% to 1.65%	9.23% to 10.04%		0.00%
2013	18,194	$16.12 to $27.89	$455,370	0.90% to 1.65%	33.07% to 34.06%		0.00%
2012	15,328	$12.11 to $20.81	$283,236	0.90% to 1.65%	8.43% to 9.24%		0.00%
2011	159,972	$11.16 to $19.05	$2,563,114	0.90% to 1.75%	-10.64% to -9.88%		0.00%
U.S. Strategic Equity Subaccount
2015	8,763	$16.90	$148,118	0.90%	-6.28%		0.29%
2014	18,213	$18.04	$328,486	0.90%	13.69%		0.67%
2013	19,211	$15.86	$304,763	0.90%	26.92%		0.93%
2012	19,210	$12.50	$240,103	0.90%	12.99%		1.16%
2011	20,017	$11.06	$221,429	0.90%	1.05%		1.11%

International Equity Subaccount
2015	976,552	$14.60 to $15.35	$14,123,920	0.90% to 1.75%	0.00% to 0.84%		1.66%
2014	877,588	$14.60 to $15.22	$12,621,997	0.90% to 1.75%	-5.85% to -5.06%		1.57%
2013	837,522	$15.51 to $16.03	$12,751,357	0.90% to 1.75%	18.69% to 19.69%		1.32%
2012	864,805	$13.07 to $13.40	$11,060,212	0.90% to 1.75%	19.02% to 20.02%		1.78%
2011	816,692	$10.98 to $11.16	$8,775,432	0.90% to 1.75%	-8.86% to -8.10%		2.11%
Global Dynamic Multi Asset Subaccount
2015	564,010	$12.12 to $12.50	$6,911,720	0.90% to 1.75%	-2.16% to -1.33%		0.00%
2014	510,101	$12.39 to $12.67	$6,371,616	0.90% to 1.75%	0.93% to 1.78%		0.67%
2013	286,865	$12.27 to $12.45	$3,541,293	0.90% to 1.75%	17.43% to 18.42%		0.61%
2012	49,549	$10.46 to $10.51	$519,315	0.90% to 1.65%	4.59%(a) to 5.11%	(b)	0.16%
The Prudential Series Fund, Inc. - Class II:
Jennison 20/20 Focus Subaccount
2015	56,005	$17.37 to $23.25	$1,206,176	0.90% to 1.65%	4.14% to 4.92%		0.00%
2014	87,869	$16.64 to $22.16	$1,737,210	0.90% to 1.70%	5.75% to 5.82%	(b)	0.00%
2013	85,086	$15.89 to $20.96	$1,635,451	0.90% to 1.65%	27.25% to 28.20%		0.00%
2012	100,876	$12.49 to $16.35	$1,530,091	0.90% to 1.65%	8.81% to 9.62%		0.00%
2011	406,000	$11.46 to $14.91	$5,488,412	0.90% to 1.75%	-6.15% to -5.36%		0.00%
Jennison Subaccount
2015	26,235	$14.73 to $21.76	$401,984	0.90% to 1.65%	9.23% to 10.04%		0.00%
2014	21,020	$13.39 to $18.82	$292,488	0.90% to 1.55%	7.91% to 8.60%		0.00%
2013	29,447	$12.33 to $17.44	$368,041	0.90% to 1.55%	35.02% to 35.89%		0.00%
2012	37,706	$9.07 to $12.92	$345,705	0.90% to 1.55%	13.95% to 14.69%		0.00%
2011	17,034	$7.91 to $11.34	$149,381	0.90% to 1.55%	-1.61% to -0.98%		0.00%
Fidelity® Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount
2015	299,383	$16.54 to $35.14	$8,150,541	0.90% to 1.75%	-3.32% to -2.51%		0.27%
2014	294,850	$17.11 to $36.05	$8,408,509	0.90% to 1.75%	4.21% to 5.09%		0.02%
2013	295,441	$16.42 to $34.30	$8,100,165	0.90% to 1.75%	33.53% to 34.66%		0.27%
2012	321,464	$12.30 to $25.47	$6,634,139	0.90% to 1.75%	12.58% to 13.54%		0.41%
2011	287,972	$10.92 to $22.44	$5,481,877	0.90% to 1.75%	-12.38% to -11.65%		0.03%
VIP Contrafund® Subaccount
2015	283,766	$18.77 to $21.68	$5,713,703	0.90% to 1.70%	-1.26% to -0.48%		0.78%
2014	325,464	$19.01 to $21.79	$6,614,703	0.90% to 1.70%	8.73%(a) to 10.66%		0.74%
2013	338,616	$17.35 to $19.69	$6,251,795	0.90% to 1.65%	28.83% to 29.78%		0.86%
2012	331,948	$13.47 to $15.17	$4,743,112	0.90% to 1.65%	14.25% to 15.10%		1.13%
2011	336,215	$11.79 to $13.18	$4,188,095	0.90% to 1.65%	-4.36% to -3.65%		0.79%
VIP Growth Subaccount
2015	25,211	$12.74 to $21.31	$356,363	0.90% to 1.55%	5.27% to 5.95%		0.04%
2014	16,556	$12.02 to $20.24	$214,727	0.90% to 1.55%	9.32% to 10.02%		0.00%
2013	14,913	$10.93 to $18.52	$179,910	0.90% to 1.55%	33.93% to 34.79%		0.05%
2012	17,668	$8.11 to $14.20	$155,396	0.90% to 1.65%	12.54% to 13.38%		0.55%
2011	8,993	$6.75 to $7.15	$65,056	0.90% to 1.40%	-1.41% to -0.92%		0.16%
VIP Equity-Income Subaccount
2015	72,738	$17.42 to $18.51	$1,286,250	0.90% to 1.40%	-5.56% to -5.09%		2.85%
2014	81,131	$18.45 to $19.50	$1,514,240	0.90% to 1.40%	6.98% to 7.51%		2.64%
2013	85,626	$17.24 to $18.14	$1,489,988	0.90% to 1.40%	26.06% to 26.69%		2.31%
2012	91,278	$13.68 to $14.32	$1,259,402	0.90% to 1.40%	15.43% to 16.01%		2.91%
2011	97,107	$11.85 to $12.34	$1,158,626	0.90% to 1.40%	-0.73% to -0.24%		2.15%
VIP Real Estate Subaccount
2015	180,713	$15.49 to $19.23	$2,945,540	0.90% to 1.75%	1.71% to 2.57%		1.67%
2014	193,013	$15.10 to $18.91	$3,085,800	0.90% to 1.75%	27.57% to 28.64%		1.60%
2013	223,775	$11.74 to $14.82	$2,793,058	0.90% to 1.75%	-0.14% to 0.71%		1.71%
2012	201,974	$11.66 to $14.84	$2,498,167	0.90% to 1.75%	16.26% to 17.24%		1.36%
2011	193,690	$9.94 to $12.77	$2,024,540	0.90% to 1.75%	5.94% to 6.83%		1.02%
VIP Target Volatility Subaccount
2015	639,041	$11.39 to $11.67	$7,352,116	0.90% to 1.75%	-3.04% to -2.22%		1.21%
2014	441,987	$11.75 to $11.94	$5,223,915	0.90% to 1.75%	3.93% to 4.80%		1.24%
2013	206,277	$11.31 to $11.39	$2,338,968	0.90% to 1.75%	13.08%(a) to 13.90%	(b)	2.53%
Janus Aspen Series - Service Shares:
Janus Subaccount
2015	58,527	$11.39 to $18.44	$622,774	0.90% to 1.55%	3.47% to 4.14%		0.45%
2014	60,732	$10.94 to $17.82	$625,241	0.90% to 1.55%	11.01% to 11.73%		0.22%
2013	72,801	$9.79 to $16.06	$678,504	0.90% to 1.55%	28.01% to 28.83%		0.65%
2012	112,634	$7.60 to $12.54	$817,572	0.90% to 1.55%	16.47% to 17.22%		0.45%
2011	111,463	$6.48 to $10.77	$693,601	0.90% to 1.55%	-6.98% to -6.38%		0.44%
Global Research Subaccount
2015	13,970	$7.92 to $8.56	$115,548	0.90% to 1.40%	-3.88% to -3.40%		0.54%
2014	11,415	$8.24 to $8.86	$99,085	0.90% to 1.40%	5.70% to 6.23%		0.97%
2013	11,705	$7.80 to $8.34	$95,938	0.90% to 1.40%	26.31% to 26.93%		1.10%
2012	10,477	$6.17 to $6.57	$68,090	0.90% to 1.40%	18.20% to 18.79%		0.69%
2011	6,706	$5.22 to $5.53	$37,893	0.90% to 1.40%	-15.17% to -14.75%		0.51%

Balanced Subaccount
2015	77,999	$15.19 to $20.83	$1,444,010	0.90% to 1.70%	-1.27% to -0.49%		1.44%
2014	53,227	$15.42 to $20.93	$1,004,684	0.90% to 1.65%	6.48% to 7.27%		1.53%
2013	48,001	$14.48 to $19.51	$863,764	0.90% to 1.65%	17.86% to 18.73%		1.32%
2012	47,033	$12.28 to $16.43	$725,262	0.90% to 1.65%	11.53% to 12.36%		2.50%
2011	49,807	$11.01 to $14.63	$687,533	0.90% to 1.65%	-0.29% to 0.45%		2.19%
Overseas Subaccount
2015	341,078	$8.14 to $11.65	$3,619,266	0.90% to 1.65%	-10.29% to -9.62%		0.52%
2014	342,448	$9.08 to $12.89	$4,050,356	0.90% to 1.65%	-13.53% to -12.89%		2.95%
2013	320,571	$10.50 to $14.80	$4,402,611	0.90% to 1.65%	12.43% to 13.26%		3.10%
2012	328,694	$9.34 to $13.07	$4,006,193	0.90% to 1.65%	11.34% to 12.17%		0.62%
2011	309,353	$8.39 to $11.65	$3,389,897	0.90% to 1.65%	-33.44% to -32.94%		0.37%
INTECH U.S. Low Volatility Subaccount
2015	1,239,972	$14.35 to $14.74	$17,974,397	0.90% to 1.75%	2.30% to 3.16%		1.64%
2014	919,633	$14.03 to $14.29	$12,984,529	0.90% to 1.75%	15.68% to 16.65%		0.90%
2013	428,243	$12.12 to $12.25	$5,212,607	0.90% to 1.75%	22.69% to 23.72%		1.96%
2012	8,012	$9.88 to $9.89	$79,221	1.35% to 1.65%	-1.15%(a) to -1.08%	(b)	2.85%
J.P. Morgan Insurance Trust - Class I:
Small Cap Core Subaccount
2015	26,771	$19.41 to $22.93	$565,334	0.90% to 1.70%	-6.87% to -6.13%		0.15%
2014	12,590	$22.50	$283,219	1.40%	8.08%		0.14%
2013	12,765	$20.81	$265,686	1.40%	40.33%		0.53%
2012	11,934	$14.83	$177,013	1.40%	18.07%		0.18%
2011	9,659	$12.56	$121,339	1.40%	-6.08%		0.12%
Mid Cap Value Subaccount
2015	81,258	$20.39 to $38.07	$2,791,002	0.90% to 1.70%	-4.28% to -3.52%		0.96%
2014	95,542	$21.30 to $39.46	$3,426,902	0.90% to 1.70%	10.07%(a) to 14.08%		0.79%
2013	100,987	$14.82 to $34.59	$3,231,006	0.90% to 1.55%	30.28% to 31.12%		1.00%
2012	98,323	$14.60 to $24.96	$2,433,487	1.35% to 1.40%	18.71% to 18.77%		1.04%
2011	106,095	$12.29 to $21.03	$2,223,905	1.35% to 1.40%	0.75% to 0.80%		1.32%
MFS® Variable Insurance Trust - Service Class:
New Discovery Subaccount
2015	21,664	$16.76 to $22.14	$444,688	0.90% to 1.65%	-3.73% to -3.02%		0.00%
2014	20,684	$17.41 to $22.83	$438,491	0.90% to 1.65%	-9.00% to -8.32%		0.00%
2013	25,253	$19.13 to $24.90	$593,007	0.90% to 1.65%	38.93% to 39.96%		0.00%
2012	21,838	$14.34 to $17.79	$369,206	0.90% to 1.55%	19.04% to 19.81%		0.00%
2011	19,674	$12.05 to $14.85	$279,567	0.90% to 1.55%	-11.86% to -11.29%		0.00%
Investors Growth Stock Subaccount (note 4)
2014	1,328	$17.83	$23,677	1.40%	9.58%		0.29%
2013	1,304	$16.27	$21,214	1.40%	28.26%		0.33%
2012	2,054	$12.69	$26,058	1.40%	15.06%		0.14%
2011	4,660	$11.03	$51,379	1.40%	-1.01%		0.26%
Mid Cap Growth Subaccount
2015	24,873	$14.98 to $20.01	$366,576	0.90% to 1.70%	2.69% to 3.50%		0.00%
2014	29,215	$14.47 to $19.49	$415,577	0.90% to 1.70%	7.59% to 8.59%	(b)	0.00%
2013	29,013	$13.45 to $18.29	$380,597	0.90% to 1.65%	34.99% to 35.99%		0.00%
2012	29,349	$9.36 to $9.89	$276,973	0.90% to 1.40%	14.81% to 15.38%		0.00%
2011	29,683	$8.15 to $8.57	$243,829	0.90% to 1.40%	-7.46% to -7.00%		0.00%
Total Return Subaccount
2015	44,837	$17.68 to $18.96	$776,551	0.90% to 1.40%	-1.95% to -1.47%		2.32%
2014	54,288	$18.03 to $19.24	$962,111	0.90% to 1.40%	6.74% to 7.27%		1.98%
2013	56,579	$16.89 to $17.94	$966,325	0.90% to 1.40%	17.10% to 17.68%		1.68%
2012	53,143	$14.42 to $15.24	$775,372	0.90% to 1.40%	9.39% to 9.94%		2.54%
2011	47,126	$13.19 to $13.87	$628,716	0.90% to 1.40%	0.19% to 0.68%		2.35%
PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount
2015	778,845	$10.28 to $16.88	$10,653,420	0.90% to 1.75%	-4.38% to -3.57%		4.18%
2014	752,867	$10.76 to $17.50	$10,707,860	0.90% to 1.75%	1.32% to 2.17%		1.42%
2013	768,284	$10.62 to $17.13	$10,855,169	0.90% to 1.75%	-10.78% to -10.03%		1.91%
2012	559,481	$11.90 to $19.04	$9,080,088	0.90% to 1.75%	6.88% to 7.78%		1.08%
2011	473,734	$11.13 to $17.67	$7,379,503	0.90% to 1.75%	9.76% to 10.68%		2.11%
Total Return Subaccount
2015	1,716,800	$10.88 to $17.86	$25,350,223	0.90% to 1.75%	-1.26% to -0.43%		5.09%
2014	1,616,972	$11.01 to $17.93	$24,048,195	0.90% to 1.75%	2.49% to 3.35%		2.17%
2013	1,771,327	$10.75 to $17.35	$25,836,781	0.90% to 1.75%	-3.65% to -2.83%		2.19%
2012	1,867,664	$11.15 to $17.86	$28,239,975	0.90% to 1.75%	7.70% to 8.61%		2.58%
2011	1,629,232	$10.36 to $16.44	$23,464,526	0.90% to 1.75%	1.84% to 2.69%		2.63%
Global Bond Subaccount
2015	43,498	$10.28 to $17.28	$700,653	0.90% to 1.70%	-5.63% to -4.88%		1.86%
2014	78,637	$10.90 to $18.17	$1,286,255	0.90% to 1.70%	-3.18%(a) to 1.36%		2.46%
2013	94,149	$10.85 to $17.93	$1,561,860	0.90% to 1.65%	-9.96% to -9.29%		1.16%
2012	246,093	$12.03 to $19.76	$4,145,774	0.90% to 1.75%	5.09% to 5.98%		1.62%
2011	212,958	$11.44 to $18.65	$3,508,960	0.90% to 1.75%	5.73% to 6.61%		2.55%

CommodityRealReturn® Strategy Subaccount
2015	238,088	$5.21 to$6.15	$1,345,624	0.90% to 1.70%	-26.95% to -26.37%		4.20%
2014	170,404	$7.08 to $8.44	$1,305,615	0.90% to 1.65%	-19.75% to -19.15%		0.35%
2013	379,609	$8.76 to $10.48	$3,491,488	0.90% to 1.75%	-16.17% to -15.46%		1.49%
2012	287,352	$10.36 to $12.50	$3,085,965	0.90% to 1.75%	3.57% to 4.45%		2.78%
2011	254,076	$9.92 to $12.07	$2,582,436	0.90% to 1.75%	-9.14% to -8.38%		13.94%
Global Diversified Allocation Subaccount
2015	1,887,966	$10.57 to $10.90	$20,164,805	0.90% to 1.75%	-7.20% to -6.41%		2.83%
2014	1,511,309	$11.38 to $11.64	$17,341,164	0.90% to 1.75%	4.05% to 4.92%		4.38%
2013	923,591	$10.94 to $11.10	$10,158,360	0.90% to 1.75%	9.46% to 10.38%		6.15%
2012	137,650	$10.00 to $10.05	$1,379,184	0.90% to 1.65%	0.03%(a) to 0.52%	(b)	8.66%
Short-Term Subaccount
2015	69,810	$9.83 to $10.00	$693,296	0.90% to 1.70%	-0.58% to 0.21%		0.98%
2014	51,142	$9.89 to $9.98	$507,660	0.90% to 1.70%	-0.82%(a) to -0.19%		0.68%
2013	194,227	$9.99	$1,940,015	1.40%	-0.12%	(c)	0.75%
Low Duration Subaccount
2015	34,463	$9.96	$343,291	1.40%	-0.39%	(c)	18.67%
Royce Capital Fund - Investment Class:
Micro-Cap Subaccount
2015	57,132	$11.57 to $23.81	$1,278,938	0.90% to 1.70%	-13.92% to -13.24%		0.00%
2014	68,117	$13.44 to $27.45	$1,746,300	0.90% to 1.70%	-4.44% to -1.35%	(b)	0.00%
2013	64,911	$14.27 to $28.72	$1,766,061	0.90% to 1.55%	19.14% to 19.91%		0.56%
2012	61,570	$11.98 to $23.95	$1,402,777	0.90% to 1.55%	5.95% to 6.64%		0.00%
2011	58,599	$11.30 to $22.46	$1,256,799	0.90% to 1.55%	-13.44% to -12.88%		2.44%
Small-Cap Subaccount
2015	227,116	$14.56 to $30.56	$5,548,268	0.90% to 1.75%	-13.32% to -12.59%		0.61%
2014	297,101	$16.79 to $34.96	$8,304,936	0.90% to 1.75%	1.46% to 2.32%		0.11%
2013	365,927	$16.55 to $34.17	$9,940,921	0.90% to 1.75%	32.44% to 33.55%		1.08%
2012	400,485	$12.50 to $25.58	$8,223,171	0.90% to 1.75%	10.55% to 11.49%		0.13%
2011	270,055	$11.30 to $22.95	$5,329,487	0.90% to 1.75%	-4.94% to -4.14%		0.37%
Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount
2015	32,528	$16.92 to $21.41	$632,328	0.90% to 1.70%	-4.34% to -3.58%		1.47%
2014	39,364	$17.69 to $22.20	$822,428	0.90% to 1.70%	4.09%(a) to 6.86%		1.61%
2013	40,694	$15.90 to $20.78	$805,031	0.90% to 1.55%	18.98% to 19.75%		1.73%
2012	39,360	$13.36 to $17.35	$653,110	0.90% to 1.55%	8.45% to 9.15%		3.32%
2011	29,161	$15.23 to $15.90	$453,500	0.90% to 1.40%	7.24% to 7.77%		1.37%
Franklin Templeton Variable Insurance Products Trust - Class 2:
Templeton Foreign VIP Subaccount
2015	129,686	$13.04 to $13.75	$1,719,351	0.90% to 1.40%	-7.78% to -7.33%		3.12%
2014	151,289	$14.15 to $14.84	$2,165,716	0.90% to 1.40%	-12.36% to -11.92%		1.81%
2013	157,649	$16.14 to $16.85	$2,571,811	0.90% to 1.40%	21.27% to 21.87%		2.36%
2012	158,738	$13.31 to $13.82	$2,132,893	0.90% to 1.40%	16.59% to 17.17%		2.96%
2011	164,817	$11.42 to $11.80	$1,896,928	0.90% to 1.40%	-11.87% to -11.43%		1.70%
Franklin Flex Cap Growth VIP Subaccount
2015	8,339	$18.44 to $19.44	$158,022	0.90% to 1.40%	2.92% to 3.43%		0.00%
2014	8,773	$17.92 to $18.80	$161,110	0.90% to 1.40%	4.64% to 5.16%		0.00%
2013	59,370	$17.13 to $17.88	$1,030,557	0.90% to 1.40%	35.58% to 36.26%		0.00%
2012	66,490	$12.63 to $13.12	$850,125	0.90% to 1.40%	7.75% to 8.28%		0.00%
2011	89,983	$11.72 to $12.12	$1,066,056	0.90% to 1.40%	-6.12% to -5.65%		0.00%
Franklin Income VIP Subaccount
2015	54,503	$15.19 to $16.02	$832,475	0.90% to 1.40%	-8.34% to -7.88%		4.60%
2014	60,599	$16.58 to $17.39	$1,011,409	0.90% to 1.40%	3.17% to 3.68%		4.88%
2013	59,498	$16.07 to $16.77	$961,852	0.90% to 1.40%	12.37% to 12.92%		6.27%
2012	71,158	$14.30 to $14.85	$1,022,168	0.90% to 1.40%	11.09% to 11.64%		6.24%
2011	66,018	$12.87 to $13.30	$853,601	0.90% to 1.40%	0.97% to 1.47%		5.84%
Legg Mason Partners Variable Equity Trust - Class I:
ClearBridge Variable All Cap Value Subaccount (note 4)
2013	13,752	$17.12 to $26.34	$329,440	0.90% to 1.65%	30.02% to 30.99%		1.74%
2012	6,072	$18.70 to $20.11	$113,700	0.90% to 1.40%	13.38% to 13.95%		1.69%
2011	7,251	$16.50 to $17.65	$120,664	0.90% to 1.40%	-7.49% to -7.03%		1.52%
ClearBridge Variable Dividend Strategy Subaccount
2015	21,429	$18.40 to $20.09	$416,580	0.90% to 1.40%	-5.62% to -5.16%		1.96%
2014	18,238	$19.50 to $21.18	$375,338	0.90% to 1.40%	12.04% to 12.60%		3.39%
2013	6,003	$17.40 to $17.40	$104,471	1.35% to 1.40%	24.20% to 24.26%		2.26%
2012	2,544	$14.00 to $14.01	$35,620	1.35% to 1.40%	12.62% to 12.68%		3.20%
2011	2,094	$12.43	$26,025	1.35%	6.46%		0.00%
ClearBridge Variable Large Cap Value Subaccount
2015	19,359	$19.05 to $24.40	$448,705	0.90% to 1.65%	-4.44% to -3.73%		1.49%
2014	20,325	$19.94 to $25.35	$486,989	0.90% to 1.65%	9.90% to 10.71%		6.62%
2013	4,540	$18.14 to $22.90	$98,150	0.90% to 1.65%	30.22% to 31.19%		1.64%
2012	2,510	$13.93 to $17.45	$38,018	0.90% to 1.65%	14.60% to 15.46%		3.50%
2011	1,407	$12.16 to $14.13	$16,701	1.40% to 1.65%	3.25% to 3.51%		2.40%

QS Legg Mason Dynamic Multi-Strategy VIT Subaccount
2015	3,613,022	$12.19 to $12.61	$44,603,608	0.90% to 1.75%	-6.89% to -6.11%		1.04%
2014	3,181,354	$13.10 to $13.43	$42,070,934	0.90% to 1.75%	4.85% to 5.74%		1.90%
2013	1,732,191	$12.49 to $12.70	$21,791,873	0.90% to 1.75%	16.34% to 17.32%		2.37%
2012	144,810	$10.75 to $10.83	$1,560,284	0.90% to 1.65%	7.47%(a) to 8.26%	(b)	8.85%
Neuberger Berman Advisers Management Trust - S Class:
AMT Mid Cap Intrinsic Value Subaccount
2015	78,611	$14.76 to $17.90	$1,134,922	0.90% to 1.70%	-10.05% to -9.34%		0.39%
2014	70,022	$16.28 to $19.70	$1,106,031	0.90% to 1.55%	11.82% to 12.54%		0.73%
2013	75,138	$14.47 to $17.86	$1,056,196	0.90% to 1.65%	34.49% to 35.49%		0.89%
2012	90,999	$10.68 to $13.09	$945,854	0.90% to 1.55%	13.60% to 14.34%		0.37%
2011	100,092	$9.08 to $9.34	$910,783	0.90% to 1.40%	-7.99% to -7.53%		0.40%
Federated Insurance Series:
Kaufmann Fund II Service Shares Subaccount
2015	46,105	$14.75 to $18.66	$664,574	0.90% to 1.65%	4.43% to 5.21%		0.00%
2014	36,022	$14.02 to $17.87	$494,148	0.90% to 1.65%	7.66% to 8.46%		0.00%
2013	32,203	$12.93 to $16.59	$413,840	0.90% to 1.65%	37.41% to 38.43%		0.00%
2012	32,389	$9.34 to $12.08	$300,191	0.90% to 1.65%	15.10% to 15.96%		0.00%
2011	31,181	$8.05 to $10.49	$250,574	0.90% to 1.65%	-14.89% to -14.26%		0.84%
Managed Volatility Fund II Subaccount
2015	1,027,650	$12.30 to $12.72	$12,782,835	0.90% to 1.75%	-9.15% to -8.38%		4.06%
2014	847,645	$13.53 to $13.88	$11,576,032	0.90% to 1.75%	2.12% to 2.98%		2.72%
2013	432,415	$13.25 to $13.48	$5,767,538	0.90% to 1.75%	19.65% to 20.66%		1.22%
2012	68,816	$11.09 to $11.17	$765,273	0.90% to 1.65%	10.88%(a) to 11.69%	(b)	0.00%
Managed Tail Risk Fund II Service Shares Subaccount
2015	336,875	$9.05 to $9.21	$3,063,263	0.90% to 1.70%	-8.18% to -7.45%		1.51%
2014	288,083	$9.86 to $9.95	$2,848,667	0.90% to 1.70%	-3.39%(a) to -2.21%		0.54%
2013	7,741	$10.16 to $10.16	$78,669	1.35% to 1.65%	1.60%(a) to 1.65%	(b)	0.00%
Goldman Sachs Variable Insurance Trust - Service Shares:
Large Cap Value Subaccount
2015	649,956	$12.70 to $17.13	$8,860,208	0.90% to 1.75%	-6.23% to -5.44%		1.29%
2014	578,672	$13.43 to $18.27	$8,375,132	0.90% to 1.75%	10.67% to 11.60%		0.97%
2013	754,012	$12.03 to $16.51	$9,824,464	0.90% to 1.75%	30.64% to 31.74%		0.90%
2012	925,719	$9.13 to $12.64	$9,132,263	0.90% to 1.75%	16.77% to 17.76%		0.96%
2011	1,420,181	$7.76 to $10.82	$11,719,724	0.90% to 1.75%	-8.86% to -8.09%		1.16%
U.S. Equity Insights Subaccount
2015	20,759	$20.69 to $21.09	$337,661	1.35% to 1.70%	-2.07% to -1.73%		1.22%
2014	14,235	$15.50 to $21.13	$229,340	1.40% to 1.70%	10.99%(a) to 14.58%		1.35%
2013	10,152	$13.53 to $18.53	$139,536	1.40% to 1.65%	35.00% to 35.33%		2.80%
2012	155	$10.00	$1,550	1.40%	12.56%		1.58%
2011	160	$8.88	$1,419	1.40%	2.47%		0.05%
Strategic Growth Subaccount
2015	25,119	$15.69 to $16.29	$416,658	0.90% to 1.40%	1.72% to 2.22%		0.12%
2014	16,211	$15.42 to $15.94	$254,516	0.90% to 1.40%	11.81% to 12.37%		0.13%
2013	15,579	$13.79 to $14.18	$218,841	0.90% to 1.40%	30.18% to 30.82%		0.16%
2012	19,376	$10.84 to $13.37	$210,702	0.90% to 1.65%	17.68% to 18.56%		0.62%
2011	14,066	$8.98 to $9.14	$127,506	0.90% to 1.40%	-4.20% to -3.73%		0.22%
Global Trends Allocation Subaccount
2015	775,276	$10.76 to $11.09	$8,436,546	0.90% to 1.75%	-7.44% to -6.66%		0.09%
2014	623,264	$11.62 to $11.89	$7,302,687	0.90% to 1.75%	2.16% to 3.02%		0.04%
2013	379,025	$11.38 to $11.54	$4,333,965	0.90% to 1.75%	11.61% to 12.55%		0.10%
2012	37,131	$10.20 to $10.25	$379,345	0.90% to 1.65%	2.00%(a) to 2.51%	(b)	0.00%
Franklin Templeton Variable Insurance Products Trust - Class 4:
Templeton Foreign VIP Subaccount
2015	982,362	$9.29 to $12.02	$9,590,667	0.90% to 1.75%	-8.26% to -7.48%		3.06%
2014	971,837	$10.04 to $13.11	$10,277,538	0.90% to 1.75%	-12.75% to -12.01%		1.79%
2013	810,052	$11.41 to $15.02	$9,768,500	0.90% to 1.75%	20.75% to 21.77%		2.36%
2012	822,514	$9.37 to $12.44	$8,140,825	0.90% to 1.75%	16.09% to 17.08%		2.90%
2011	752,447	$8.01 to $10.72	$6,288,337	0.90% to 1.75%	-12.27% to -11.54%		1.77%
Franklin Flex Cap Growth VIP Subaccount
2015	109,879	$15.22 to $17.94	$1,707,849	0.90% to 1.65%	2.62% to 3.39%		0.00%
2014	114,356	$14.73 to $17.48	$1,731,690	0.90% to 1.65%	4.26% to 5.03%		0.00%
2013	408,517	$14.02 to $16.71	$5,947,737	0.90% to 1.75%	34.92% to 36.05%		0.00%
2012	456,674	$10.31 to $12.39	$4,894,333	0.90% to 1.75%	7.35% to 8.26%		0.00%
2011	567,739	$9.52 to $11.54	$5,585,011	0.90% to 1.75%	-6.54% to -5.76%		0.00%
Franklin Income VIP Subaccount
2015	154,989	$12.61 to $13.00	$1,925,676	0.90% to 1.70%	-8.70% to -7.97%		4.43%
2014	163,886	$13.70 to $14.27	$2,215,602	0.90% to 1.65%	2.83% to 3.59%		4.39%
2013	117,447	$13.23 to $13.88	$1,541,947	0.90% to 1.65%	12.01% to 12.84%		5.97%
2012	121,522	$11.72 to $12.39	$1,414,409	0.90% to 1.65%	10.72% to 11.55%		6.30%
2011	108,167	$10.51 to $11.19	$1,133,481	0.90% to 1.65%	0.63% to 1.38%		5.56%

Franklin Founding Funds Allocation VIP Subaccount
2015	54,039	$12.04 to $14.29	$662,923	0.90% to 1.65%	-7.76% to -7.08%		2.76%
2014	57,101	$12.96 to $15.49	$756,308	0.90% to 1.65%	1.08% to 1.83%		2.54%
2013	69,372	$12.72 to $15.33	$931,375	0.90% to 1.65%	21.67% to 22.58%		10.17%
2012	62,724	$10.38 to $12.60	$698,373	0.90% to 1.65%	13.29% to 14.14%		2.44%
2011	54,208	$9.09 to $11.12	$527,185	0.90% to 1.65%	-3.26% to -2.55%		0.01%
Ivy Funds Variable Insurance Portfolios:
VIP Asset Strategy Subaccount
2015	319,396	$12.87 to $13.98	$4,290,963	0.90% to 1.65%	-9.83% to -9.16%		0.36%
2014	369,077	$14.24 to $15.39	$5,439,572	0.90% to 1.70%	-6.11% to -3.18%	(b)	0.50%
2013	391,204	$15.31 to $16.39	$6,163,667	0.90% to 1.65%	23.10% to 24.02%		1.26%
2012	377,586	$12.44 to $13.22	$4,811,916	0.90% to 1.65%	17.23% to 18.11%		1.13%
2011	364,545	$10.61 to $11.19	$3,966,772	0.90% to 1.65%	-8.71% to -8.03%		1.00%
VIP Global Natural Resources Subaccount
2015	56,568	$6.73 to $7.46	$369,183	0.90% to 1.65%	-23.66% to -23.09%		0.10%
2014	71,184	$8.75 to $9.75	$609,707	0.90% to 1.70%	-20.14%(a) to -13.81%		0.00%
2013	70,415	$10.15 to $11.42	$699,299	0.90% to 1.65%	6.05% to 6.84%		0.00%
2012	76,845	$9.50 to $10.77	$716,880	0.90% to 1.65%	0.22% to 0.97%		0.00%
2011	107,181	$9.41 to $10.74	$993,599	0.90% to 1.65%	-22.72% to -22.15%		0.00%
VIP Science and Technology Subaccount
2015	18,318	$21.07 to $23.60	$414,634	0.90% to 1.70%	-4.50% to -3.75%		0.00%
2014	24,359	$22.06 to $24.52	$576,309	0.90% to 1.70%	1.99% to 5.47%	(b)	0.00%
2013	19,404	$21.84 to $24.04	$454,555	0.90% to 1.65%	53.85% to 54.99%		0.00%
2012	16,263	$14.19 to $15.51	$245,920	0.90% to 1.65%	25.75% to 26.68%		0.00%
2011	19,153	$11.29 to $12.24	$230,479	0.90% to 1.65%	-7.29% to -6.61%		0.00%
Northern Lights Variable Trust - Class 2:
TOPS® Managed Risk Balanced ETF Subaccount
2015	645,905	$10.48 to $10.89	$6,869,315	0.90% to 1.75%	-6.14% to -5.35%		1.28%
2014	685,256	$11.17 to $11.51	$7,739,602	0.90% to 1.75%	1.29% to 2.14%		1.03%
2013	501,467	$11.03 to $11.27	$5,574,725	0.90% to 1.75%	6.07% to 6.97%		1.07%
2012	131,265	$10.41 to $10.53	$1,371,635	0.90% to 1.65%	6.62% to 7.42%		0.10%
2011	8,106	$9.80	$79,478	0.90%	-1.96%	(c)	0.00%
TOPS® Managed Risk Moderate Growth ETF Subaccount
2015	1,301,030	$10.62 to $11.03	$14,024,309	0.90% to 1.75%	-7.97% to -7.19%		1.41%
2014	1,226,202	$11.54 to $11.89	$14,312,853	0.90% to 1.75%	1.04% to 1.89%		1.11%
2013	768,849	$11.42 to $11.67	$8,856,956	0.90% to 1.75%	10.46% to 11.39%		1.14%
2012	248,636	$10.35 to $10.47	$2,586,272	0.90% to 1.65%	6.89% to 7.68%		0.14%
TOPS® Managed Risk Growth ETF Subaccount
2015	522,692	$10.30 to $10.70	$5,445,780	0.90% to 1.75%	-10.71% to -9.96%		1.55%
2014	510,809	$11.53 to $11.88	$5,945,145	0.90% to 1.75%	-0.43% to 0.41%		0.97%
2013	303,852	$11.58 to $11.83	$3,543,288	0.90% to 1.75%	13.96% to 14.92%		0.92%
2012	87,713	$10.18 to $10.22	$894,543	1.35% to 1.65%	6.48% to 6.79%		0.08%
AB Variable Products Series Fund, Inc. - Class B:
VPS Dynamic Asset Allocation Subaccount
2015	455,144	$11.24 to $11.68	$5,187,369	0.90% to 1.75%	-3.00% to -2.18%		0.67%
2014	388,562	$11.59 to $11.94	$4,553,048	0.90% to 1.75%	2.41% to 3.28%		0.43%
2013	177,866	$11.31 to $11.56	$2,028,479	0.90% to 1.75%	10.01% to 10.93%		0.31%
2012	33,170	$10.30 to $10.42	$343,247	0.90% to 1.65%	6.24% to 7.04%		0.01%
VPS Global Risk Allocation-Moderate Subaccount
2015	32,036	$9.84	$315,324	1.70%	-1.57%	(c)	0.00%
MFS® Variable Insurance Trust II - Service Class:
Massachusetts Investors Growth Stock Subaccount (note 4)
2015	6,721	$9.73 to $9.77	$65,512	0.90% to 1.40%	-2.67%(a) to -2.30%	(b)	0.53%
Franklin Templeton Variable Insurance Products Trust - Class 5:
Franklin VolSmart Allocation VIP Subaccount
2015	2,508	$9.87	$24,760	0.90%	-1.26%	(c)	74.78%
Northern Lights Variable Trust - Class 3:
TOPS® Managed Risk Balanced ETF Subaccount
2015	1,585	$9.86	$15,620	1.35%	-1.45%	(c)	0.00%
TOPS® Managed Risk Moderate Growth ETF Subaccount
2015	14,333	$9.81 to $9.82	$140,639	0.90% to 1.35%	-1.89%(a) to -1.84%	(b)	0.00%
TOPS® Managed Risk Growth ETF Subaccount
2015	7,526	$9.81	$73,794	1.35%	-1.95%	(c)	0.00%
Legg Mason Partners Variable Income Trust - Class II:
Western Asset Core Plus VIT Subaccount
2015	34,405	$9.98	$343,291	1.40%	-0.22%	(c)	12.07%

*	This represents the range of annualized contract expense rates of the Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.
**	This represents the range of total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the twelve month period indicated or from the inception date through the end of the period. In the first year of inception, the returns are based on the period from inception date to period end, and are not annualized.
***	Accumulation units are rounded to the nearest whole number.
****	The Investment Income Ratio represents the net investment income dividends that were received by the subaccount for the periods indicated, divided by average net assets. Distributions of net capital gains by the underlying fund and expenses of the subaccount are not included in the calculation. The recognition of investment income by the subaccount is affected by the timing of dividends declared by the underlying fund. Therefore, the Investment Income Ratio is greatly affected by the amount of subaccount assets that are present on specific dividend record dates. The Investment Income Ratios for funds that were eligible for investment during only a portion of a year are calculated by dividing the actual dividends received by the average net assets for the period in which assets were present. The ratio is annualized in these instances.

(a) & (b)	Denote the minimum or maximum of the total return ranges, respectively, for the underlying mutual fund options that were added and funded during the reporting period. These returns were not annualized.
(c)	Denotes the minimum and maximum total return for the underlying mutual fund options that were added and funded during the reporting period. Returns are not annualized.

Report of Independent Registered Public Accounting Firm

The Board of Directors of National Security Life and Annuity Company

and Contract Owners of National Security Variable Account N:

We have audited the accompanying statements of assets and contract owners’ equity of National Security Variable Account N (comprised of the sub-accounts listed in Note 1b) (collectively, “the Accounts”) as of December 31, 2015, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2015, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

April 6, 2016

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Financial Statements and Schedules

December 31, 2015 and 2014

(With Independent Auditors’ Report Thereon)

KPMG LLP

Suite 500

191 West Nationwide Blvd.

Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder

National Security Life and Annuity Company:

We have audited the accompanying balance sheets of National Security Life and Annuity Company (a wholly owned subsidiary of The Ohio National Life Insurance Company) (the Company) as of December 31, 2015 and 2014, and the related statements of income, comprehensive income (loss), changes in stockholder’s equity, and cash flows for each of the years in the three-year period ended December 31, 2015. In connection with our audits of the financial statements, we also have audited the financial statement schedules I, III, and IV. These financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 2015 and 2014, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2015, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/KPMG LLP

Columbus, Ohio

April 26, 2016

KPMG LLP is a Delaware limited liability partnership,

the U.S. member firm of KPMG International Cooperative

(“KPMG International”), a Swiss entity.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Balance Sheets

December 31, 2015 and 2014

(Dollars in thousands, except share amounts)

	2015	2014
Assets
Investments:
Fixed maturity available-for-sale securities, at fair value	$44,579	46,651
Fixed maturity trading securities, at fair value	2,486	5,044
Policy loans	5	5

Total investments	47,070	51,700
Cash and cash equivalents	3,318	2,683
Accrued investment income	388	443
Deferred policy acquisition costs	20,079	17,225
Reinsurance recoverable	6,401	4,437
Goodwill and intangible assets	755	755
Other assets	2,248	2,380
Federal income tax recoverable	115	9
Assets held in separate accounts	381,199	363,627

Total assets	$461,573	443,259

Liabilities and Equity
Future policy benefits and claims	$36,351	38,464
Deferred federal income taxes	2,750	2,366
Reinsurance payables	798	699
Amounts due to affiliates	77	69
Other liabilities	420	384
Liabilities related to separate accounts	381,199	363,627

Total liabilities	421,595	405,609

Equity:
Stockholder’s equity:
Class A common stock, $250 par value. Authorized, issued and outstanding 10,000 shares	2,500	2,500
Additional paid-in capital	30,845	30,845
Accumulated other comprehensive income	356	1,025
Retained earnings	6,277	3,280

Total stockholder’s equity	39,978	37,650

Total liabilities and equity	$461,573	443,259

See accompanying notes to financial statements.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Statements of Income

Years ended December 31, 2015, 2014 and 2013

(Dollars in thousands)

	2015	2014	2013
Revenues:
Traditional life and annuity insurance premiums and charges	$10,170	9,020	6,807
Reinsurance premiums ceded	(4,186)	(3,965)	(3,297)

Total premiums and charges net of reinsurance	5,984	5,055	3,510
Change in value of trading securities	(136)	(217)	(453)
Net investment income	1,962	2,247	2,235
Net realized gains (losses):
Investment gains (losses):
Total-other-than temporary impairment losses on securities	(1)	(3)	—
Portion of impairment losses recognized in other comprehensive (loss) income	(22)	—	(1)

Net other-than-temporary impairment losses on securities recognized in earnings	(23)	(3)	(1)
Realized gains, excluding other-than-temporary impairment losses on securities	42	151	136

Total investment gains	19	148	135
Other income	1,168	1,108	869

	8,997	8,341	6,296

Benefits and expenses:
Benefits and claims	953	840	927
Increase (decrease) in policy reserves	101	(612)	393
Amortization of deferred policy acquisition costs	275	734	86
Commissions, net	1,507	1,129	733
Other operating costs and expenses	2,294	2,220	1,676

	5,130	4,311	3,815

Income before income taxes	3,867	4,030	2,481

Income taxes:
Current expense (benefit)	126	947	(4,398)
Deferred expense	744	10	4,728

	870	957	330

Net income	$2,997	3,073	2,151

See accompanying notes to financial statements.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Statements of Comprehensive Income (Loss)

Years ended December 31, 2015, 2014 and 2013

(Dollars in thousands)

	Before tax		Tax (expense) benefit	After tax
2015
Net income	$			2,997
Other comprehensive loss, net of taxes:
Net unrealized gains (losses) on securities available-for-sale arising during the period:
Securities available-for-sale		(1,192)	417	(775)
Deferred acquisition costs		202	(71)	131
Less:
Net gains on securities available-for-sale realized during the period		39	(14)	25

Total other comprehensive loss		(1,029)	360	(669)

Total comprehensive income				$2,328

2014
Net income	$			3,073
Other comprehensive income, net of taxes:
Net unrealized gains (losses) on securities available-for-sale arising during the period:
Securities available-for-sale		969	(339)	630
Deferred acquisition costs		132	(46)	86
Future policy benefits and claims		4	(1)	3
Less:
Net gains on securities available-for-sale realized during the period		124	(43)	81

Total other comprehensive income		981	(343)	638

Total comprehensive income				$3,711
2013
Net income	$			2,151
Other comprehensive loss, net of taxes:
Net unrealized gains (losses) on securities available-for-sale arising during the period:
Securities available-for-sale		(2,128)	746	(1,382)
Deferred acquisition costs		375	(131)	244
Future policy benefits and claims		2	(1)	1
Less:
Net gains on securities available-for-sale realized during the period		160	(56)	104

Total other comprehensive loss		(1,911)	670	(1,241)

Total comprehensive income				$910

See accompanying notes to financial statements.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Statements of Changes in Stockholder’s Equity

Years ended December 31, 2015, 2014 and 2013

(Dollars in thousands)

	Class A common stock	Additional paid-in capital	Accumulated other comprehensive income	Retained earnings (deficit)	Total stockholder’s equity
Balance, December 31, 2012	$2,500	30,845	1,628	(1,944)	33,029
Comprehensive income:		.
Net income	—	—	—	2,151	2,151
Other comprehensive loss	—	—	(1,241)	—	(1,241)

Total comprehensive income					910

Balance, December 31, 2013	2,500	30,845	387	207	33,939
Comprehensive income:
Net income	—	—	—	3,073	3,073
Other comprehensive income	—	—	638	—	638

Total comprehensive income					3,711

Balance, December 31, 2014	2,500	30,845	1,025	3,280	37,650
Comprehensive income:
Net income	—	—	—	2,997	2,997
Other comprehensive loss	—	—	(669)	—	(669)

Total comprehensive income					2,328

Balance, December 31, 2015	$2,500	30,845	356	6,277	39,978

See accompanying notes to financial statements.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Statements of Cash Flows

Years ended December 31, 2015, 2014 and 2013

(Dollars in thousands)

	2015	2014	2013
Cash flows from operating activities:
Net income	$2,997	3,073	2,151
Adjustments to reconcile net income to net cash provided by operating activities:
Proceeds from sale and maturity of fixed maturity trading securities	2,422	4,126	3,891
Interest credited to policyholder account values	808	932	1,000
Universal life and investment-type product policy fees	(3,318)	(2,571)	(1,779)
Capitalization of deferred policy acquisition costs	(2,968)	(4,597)	(4,508)
Amortization of deferred policy acquisition costs	275	734	86
Amortization and depreciation	9	(1)	(7)
Net realized gains on investments	(19)	(148)	(135)
Change in value of trading securities	136	217	453
Deferred federal income tax expense	744	10	4,728
Decrease (increase) in accrued investment income	55	43	(7)
Increase in reinsurance receivables and other assets	(1,832)	(426)	(703)
Increase (decrease) in funds withheld-modco reinsurance	158	172	(45)
Increase (decrease) in policyholder liabilities	884	(614)	1,474
(Increase) decrease in federal income tax recoverable	(106)	469	(398)
Increase (decrease) in other liabilities	36	(333)	402
Increase (decrease) in amounts due to affiliates	8	(64)	13
Decrease in reinsurance payables	(59)	(40)	(119)
Other, net	(7)	2	(4)

Net cash provided by operating activities	223	984	6,493

Cash flows from investing activities:
Proceeds from maturity of fixed maturity available-for-sale securities	2,548	2,950	2,400
Proceeds from sales, calls, redemptions, prepayments, and paydowns of fixed maturity available-for-sale securities	2,623	5,075	2,091
Cost of fixed maturity available-for-sale securities acquired	(4,314)	(8,399)	(13,162)
Change in policy loans, net	—	(1)	—

Net cash provided by (used in) investing activities	857	(375)	(8,671)

Cash flows from financing activities:
Investment product account deposits	47,636	77,157	73,797
Investment product account withdrawals	(48,081)	(79,516)	(70,669)

Net cash (used in) provided by financing activities	(445)	(2,359)	3,128

Net increase (decrease) in cash and cash equivalents	635	(1,750)	950
Cash and cash equivalents, beginning of year	2,683	4,433	3,483

Cash and cash equivalents, end of year	$3,318	2,683	4,433

Supplemental disclosure:
Federal income tax paid (received)	$232	558	(4,000)

See accompanying notes to financial statements.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

(1)	Organization and Business Description

National Security Life and Annuity Company (“NSLAC” or the “Company”) is a stock life insurance company domiciled in New York and wholly owned by The Ohio National Life Insurance Company (“ONLIC”), a stock life insurance company. ONLIC is 100% owned by Ohio National Financial Services (“ONFS”), a stock holding company. ONFS is 100% owned by Ohio National Mutual Holdings, Inc. (“ONMH”), a mutual holding company organized under Ohio insurance laws.

The Company is licensed in 17 states and the District of Columbia and markets a portfolio of variable annuity products. The Company is subject to regulation by the insurance departments of states in which it is licensed and undergoes periodic examinations by those departments.

(2)	Basis of Presentation

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

(3)	Summary of Significant Accounting Policies

The significant accounting policies followed by the Company that materially affect financial reporting are summarized below.

(a)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Actual results could differ from estimates.

The most significant estimates and assumptions include those used in determining the balance, amortization and recoverability of deferred policy acquisition costs, the liability for future policy benefits and claims, contingencies, provision for income taxes, deferred taxes, uncertain income tax positions and contingencies, valuation of and impairment losses on investments and impairment of goodwill and intangible assets. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

(b)	Fair Value

Certain assets and liabilities are measured at estimated fair value in the Company’s balance sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date. Note 6 to the financial statements includes further disclosures of estimated fair values.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

(c)	Investments

Net Investment Income and Net Realized Gains (Losses)

Income on investments is reported within net investment income. Gains and losses on sales of investments, impairment losses and changes in allowances are reported within net realized gains (losses).

Fixed Maturity Securities

Fixed maturity securities classified as available-for-sale are reported at their estimated fair value. Unrealized gains and losses, net of adjustments to deferred policy acquisition costs, future policy benefits and claims and deferred federal income tax are recorded as a separate component of accumulated other comprehensive income in equity.

Fixed maturity securities related to the Company’s funds withheld reinsurance arrangements are classified as trading and are stated at estimated fair value. Changes in estimated fair value of these securities are included in change in value of trading securities in the statements of income.

The Company has no fixed maturity securities classified as held-to-maturity.

Realized gains (losses) on the sale of investments are determined on the basis of specific security identification on the trade date.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from actual prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

Interest is accrued as earned using an effective yield method giving effect to amortization of premiums and accretion of discounts.

Management regularly reviews its fixed maturity and equity securities portfolios in order to evaluate the necessity to record impairment losses for other-than-temporary declines in estimated fair value of investments. See Note 7 for management’s description and analysis of the portfolio.

(d)	Deferred Policy Acquisition Costs and Capitalized Sales Inducements

The Company incurs costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as deferred acquisition costs (“DAC”). Such costs include:

•	incremental direct costs of contract acquisitions;

•

the portion of the employee’s total compensation, excluding any compensation that is deferred as part of contract acquisitions, and payroll related fringe benefits for certain costs related directly to time spent performing underwriting, policy issuance, medical/inspection, and sales force contract selling acquisition activities of a successful contract;

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

•	other costs related directly to the insurer’s acquisition activities noted above that would not have been incurred had the issuance of the contract not occurred; and

•	certain advertising costs that meet the deferral criteria.

All other acquisition costs such as general advertising, market research, training, administration and unsuccessful acquisition efforts are expensed as incurred.

DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period. For investment products, DAC is amortized with interest over the lives of the policies in relation to the present value of the estimated future gross profits (gross revenues less interest credits, policy benefits and policy maintenance expenses).

DAC for investment products is adjusted to reflect the impact of unrealized gains and losses on the related fixed maturity securities available-for-sale.

The most significant assumptions that are involved in the estimation of future gross profits include future gross separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for gross separate account performance, net of investment fees, is 7.88%, a blend of expected returns from stock, money market and bond funds representative of the in-force block of contracts before a deduction for policy charges. The Company assumes that the level of separate account assets resulting from market performance will revert, over a three year period, to the level expected if the long-term assumed trend rate had applied. This assumption is commonly referred to as a reversion to the mean. The Company’s policy regarding the reversion to the mean process does not permit projected returns to be below 0.98% or in excess of 14.77% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (“DAC unlocking”), which could be significant. In general, increases in the estimated general and net separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization. Any resulting DAC unlocking adjustments are reflected currently in the amortization of DAC in the statements of income.

The Company offers certain sales inducements to contract holders. Sales inducements are product features that enhance the investment yield on a contract. The Company utilizes the following sales inducements:

•	day-one bonuses which increase the account value at inception, and

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

•	enhanced yield options which credit interest for a specified period in excess of rates currently being offered for other similar contracts.

Sales inducements are deferred and amortized using the same methodology and assumptions used to amortize DAC.

(e)	Goodwill and Intangible Assets

In a business combination, goodwill is the result of the excess of cost over the estimated fair value of the net assets acquired. Intangible assets are non-financial assets that lack physical substance resulting from a business combination.

Goodwill and intangible assets are not amortized, but are evaluated for impairment annually or more frequently if events or circumstances, such as adverse changes in the business climate, require an interim evaluation. The evaluation includes the use of management assumptions which may be inherently uncertain.

(f)	Separate Accounts

Separate account assets and liabilities represent contract holders’ funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at estimated fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contract holders. The activity of the separate accounts is not reflected in the statements of income and cash flows except for the fees the Company receives for administrative services and risks assumed and the activity related to guaranteed contracts, which are riders to existing variable annuity contracts. These are recorded in either annuity premiums and charges or benefits and claims in the statements of income.

(g)	Revenues and Benefits

Traditional Life Insurance Products

Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist principally of term life policies.

Premiums for traditional life insurance products assumed are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits.

Investment Products and Universal Life Insurance Products

Investment products consist of variable annuities. Universal life insurance products include variable universal life.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

Revenues for investment products and universal life insurance products consist of net investment income, cost of insurance charges, asset fees, policy administration fees, and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based upon the nature of such fees. Cost of insurance charges and policy administrative fees are assessed on a daily, monthly or annual basis, and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods such as unearned front end loads are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs, and interest credited to policy account balances.

(h)	Future Policy Benefits and Claims

The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical ailment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts). The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries.

Liabilities for traditional life insurance policies are calculated using a net level premium method based on estimates of mortality, morbidity, investment yields, and withdrawals which were used or which were being experienced at the time the policies were issued. The liabilities for life reserves may be greater or less than those established by the ceding companies due to their use of different mortality and other assumptions.

Liabilities for investment products in the accumulation phase and variable universal life insurance products are calculated based on participants’ contributions plus interest credited less applicable contract charges.

Liabilities for payout annuities are calculated using the present value of future benefits and maintenance costs discounted using varying interest rates.

The Company regularly reviews its estimates of future policy benefits and claims liabilities and compares them with its actual experience. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the change occurs.

The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

The Company also issues nontraditional variable annuity contracts through its separate accounts in which the Company provides various forms of guarantees/riders to benefit the related contract holders. These guarantees are accounted for as insurance liabilities or as embedded derivatives depending on how and when the benefit is paid. Specifically, a guarantee is accounted for as an embedded derivative if a guarantee is paid out without requiring the occurrence of a specific insurable event or the policyholder to annuitize. Alternatively, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either the occurrence of a specific insurable event, or annuitization. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models.

The Company has five main types of benefits offered with individual variable annuity contracts:

•	guaranteed minimum death benefit (“GMDB”);

•	guaranteed minimum income benefit (“GMIB”);

•	guaranteed minimum accumulation benefit (“GMAB”);

•	guaranteed minimum withdrawal benefit (“GMWB”); and

•	guaranteed lifetime withdrawal benefit (“GLWB”).

Guarantees accounted for as insurance liabilities in future policy benefits and claims include certain GMABs that require annuitization, and the life-contingent portion of GMWB. The Company refers to the total of these five types as the G reserves.

Guarantees accounted for as embedded derivatives include the non-life contingent portion of GMWBs and certain GMABs that do not require annuitization. At inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. The embedded derivatives are carried at estimated fair value and reported in future policy benefits and claims.

(i)	Reinsurance

Reinsurance is an agreement by which a reporting entity transfers all or part of its risk under a contract to another reporting entity. For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. To the extent there are loss limiting features that preclude the reinsurer from assuming the risk of significant loss, the Company would account for such agreements using deposit accounting. There were no such agreements as of December 31, 2015 or 2014.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

Accounting for reinsurance requires the use of significant management estimates and assumptions, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risk. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the strength of counterparties to its reinsurance agreements. Reinsurance does not discharge the Company from its primary liability to policyholders and to the extent that a reinsurer should be unable to meet its obligations, the Company would be liable to policyholders.

Amounts recoverable under reinsurance agreements, which totaled $6,401 and $4,437 as of December 31, 2015 and 2014, respectively, include ceded reserves, paid and unpaid claims, and certain other amounts.

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts on the statements of income. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

(j)	Income Taxes

The Company is included as part of the life/non-life consolidated federal income tax return of its ultimate parent, ONMH, which includes its U.S. domestic subsidiaries. Treasury regulations generally require a five year waiting period as to when a life insurance company can be included in the consolidated federal income tax return. NSLAC joined the consolidated return in 2013.

The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocations are based upon separate return calculations with current credit for net losses. Intercompany tax balances are settled quarterly.

The Company’s policy for recording interest and penalties associated with audits, claims and adjustments is to record such amounts as a component of current income tax expense.

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized. Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year.

In determining the need for a valuation allowance, the Company considers the carryback capacity to absorb losses, reversal of existing temporary differences, estimated future taxable income and tax planning strategies. The determination of the valuation allowance for the Company’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance. Management’s judgments are subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitive pricing, and specific industry and market conditions.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

(k)	Litigation Contingencies

The Company may be subject to legal actions arising in the normal course of business. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company’s financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of loss can be reasonably estimated. Legal costs are recognized as incurred and for the estimated amount to be incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company’s financial statements.

(l)	Cash and Cash Equivalents

For purposes of the statements of cash flows, the Company considers all short-term investments with original maturities of three months or less to be cash equivalents.

(m)	Adoption of New Accounting Pronouncements

In January 2016, the FASB issued Accounting Standards Update (“ASU”) 2016-01, Financial Instruments—Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities, effective for public companies for fiscal years beginning after December 15, 2017. This new guidance requires equity investments (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income. This new guidance requires public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes. This new guidance requires separate presentation of financial assets and financial liabilities by measurement category and form of financial asset (i.e., securities or loans and receivables). And this new guidance eliminates the requirement for public business entities to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost. This new guidance permits early adoption. Management has not yet assessed the impact that this guidance may have on the financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases, (Topic 842), effective for public companies for fiscal years beginning after December 15, 2018. This new guidance requires lessees to recognize a lease liability measured on a discounted basis and a right-of-use asset for the lease term. Under this new guidance, lessor accounting is largely unchanged except to align lessor accounting with the lease accounting model and ASC Topic 606, Revenue from Contracts with Customers, and thus the accounting for sale and leaseback transactions have been simplified. Management has not yet assessed the impact that this guidance may have on the financial statements.

In March 2016, the FASB issued ASU 2016-05, Derivatives and Hedging (Topic 815): Effect of Derivative Contract Novations on Existing Hedge Accounting Relationships, effective for public companies for fiscal years beginning after December 15, 2016. This guidance clarifies that a change in the counterparty to a derivative instrument that has been designated as a hedging instrument does not, in and of itself, require dedesignation of that hedging relationship provided that all other hedge accounting criteria continue to be met. Management does not expect a material impact on the consolidated financial statements as a result of this new standard.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

In November 2015, the FASB issued ASU 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes, effective for annual periods beginning after December 15, 2016 for public business entities. This new guidance eliminates the current requirement for organizations to present deferred tax liabilities and assets as current and noncurrent in a classified balance sheet. Instead, organizations will be required to classify all deferred tax assets and liabilities as noncurrent. Management is in process of evaluating the impact of adoption.

In May 2015, the FASB issued ASU 2015-09, Financial Services – Insurance (Topic 944): Disclosures about Short-Duration Contracts, effective for annual periods beginning after December 15, 2015 for public business entities. This new guidance requires insurance entities to provide users of financial statements with additional information, in the form of comparative disclosures, regarding initial claim estimates and subsequent adjustments to those estimates, including the reconciliation of the claim development table to the balance sheet liability, the methodologies used in estimating claims, and the timing and frequency of claims. Management does not expect this guidance to materially impact the financial statements, except for expanded disclosures.

In May 2015, the FASB issued new guidance ASU 2015-07, Fair Value Measurement (Topic 820): Disclosures for Investment in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), effective for annual periods beginning after December 15, 2015 for public business entities. Early adoption is permitted. This new guidance removes the requirement to categorize all investments for which fair value is measured using the net asset value per share practical expedient within the fair value hierarchy. The guidance also removes the requirement to provide certain disclosures for those investments eligible to be measured using the net asset value per share practical expedient. Management does not expect that this guidance will have a material impact on the financial statements.

In April 2015, the FASB issued new guidance ASU 2015-03, Interest – Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs, effective for annual periods beginning after December 15, 2015 for public business entities. Early adoption is permitted. This new guidance requires that debt issuance costs be presented in the balance sheet as a direct deduction to the related debt liability rather than as an asset, similar to debt discounts. The current recognition and measurement guidance for debt issuance costs are not affected by this new guidance. Management does not expect that this guidance will have a material impact on the financial statements.

In February 2015, the FASB issued ASU 2015-02, Consolidation (Topic 810) Amendments to the Consolidation Analysis, effective for annual periods beginning after December 15, 2015 for public business entities. Early adoption is permitted. This guidance modifies and improves a legal entity’s evaluation process of determining whether limited partnerships, limited liability corporations, or securitization structures should be consolidated. Management does not expect this guidance to materially impact the consolidated financial statements, except for expanded disclosures.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

In May 2014, the FASB issued new guidance ASU 2014-09, Revenue from Contracts with Customers (Topic 606), effective for annual periods beginning after December 15, 2017 for public business entities. This guidance outlines a single, comprehensive model for accounting for revenue from contracts with customers. Topic 606 specifically excludes insurance contracts from its scope; however, management is in the process of evaluating whether the Company has any contractual arrangements which would fall into the scope of Topic 606.

On January 1, 2015, the Company adopted FASB ASU 2014-01, Investments-Equity Method and Joint Ventures. Under this guidance, an entity is permitted to make an accounting policy election to account for their investment in qualified affordable housing projects using the proportional amortization method if certain conditions are met. Under the proportional amortization method, an entity amortizes the initial cost of the investment in proportion to the tax credits and other tax benefits received, and recognizes the net investment performance in the statement of income as a component of income tax expense (benefit). The adoption of this guidance did not have any impact on the Company’s consolidated financial statements as the Company does not have investments in qualified affordable housing projects.

On January 1, 2014, the Company adopted FASB ASU 2013-11, Income Taxes: Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists. Under this guidance, an unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward. To the extent a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. The adoption of this guidance did not have a material impact on the Company’s financial statements.

(n)	Subsequent Events

The Company has evaluated subsequent events through April 26, 2016, the date that the financial statements were available to be issued.

(4)	Risks

The Company participates in an industry where there are risk factors that could have material adverse effects on the business and operating results. The following is a description of the various risk factors:

Legal/Regulatory Risk is the risk that changes in the legal or regulatory environment in which the Company operates could result in increased competition, reduced demand for the Company’s products, or additional unanticipated expenses in the pricing of its products.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

In April, 2015, the U.S. Department of Labor re-proposed a regulation which, if finalized in current form, substantially expands the range of activities that would be considered to be fiduciary advice under the Employee Retirement Income Security Act of 1974 and the Internal Revenue Code. If finalized as proposed, agents who sell individual annuities to policyholders for their 401(k) plans and individual retirement accounts (“IRAs”) would be considered fiduciaries and subject to additional conflict of interest disclosure requirements. A significant portion of our annuity sales are to IRAs. We cannot predict with any degree of certainty when the regulations may be finalized, although we believe it may be sometime within the next few months, or how any final regulations may differ from the proposed regulation. If final regulations were to be issued with provisions substantially similar to the proposed regulations, they could negatively impact our sales of individual annuities to 401(k) plan participants and IRA holders which could negatively impact our business, results of operations or financial condition.

State insurance regulators and the NAIC regularly re-examine existing laws and regulations applicable to insurance companies and their products. Changes in these laws and regulations may be designed to protect or benefit policyholders and thus affect the Company’s operating results.

Increased assessments from guaranty associations may occur if there is an increase of impaired, insolvent or failed insurers in the jurisdictions in which the Company operates.

Concentration Risk is the risk that arises from the Company’s reliance upon certain key business relationships. Based on policyholder account balances, the Company’s largest distributor of variable annuity products contributed approximately 55% and 45% of the total variable annuity deposits in 2015 and 2014, respectively. The same distributor accounted for approximately 34% and 42% of total individual annuity reserves as of December 31, 2015 and 2014, respectively. It is possible that a change in the Company’s relationship with this distributor could result in the loss of existing business and a large outflow of the Company’s general account assets along with the subsequent loss of the investment spread earned on those assets.

The Company has entered into a 100% coinsurance agreement with ONLIC for certain guaranty benefit riders. If the Company is unable to continue to negotiate acceptable coinsurance arrangements in the future, management could be required to limit future annuity sales, seek additional capital, or both.

Mortality Risk is the risk that overall life expectancy assumptions used by the Company in the pricing of its life insurance and annuity products prove to be too aggressive. This situation may occur, for example, as a result of pandemics, terrorism, natural disasters, or acts of war. The Company attempts to reduce this risk through geographical diversification and the purchase of reinsurance.

Reinsurance Risk is the risk that the reinsurance companies, where the Company has ceded a portion of its underwriting risk, may default on their obligation. The Company has entered into reinsurance contracts to cede a portion of its general account life and annuity business. The Company attempts to mitigate this risk by monitoring the ratings of reinsurance companies it chooses to cede risk to and follows up on any outstanding balances with reinsurance companies.

Ratings Risk is the risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company. If such ratings were lowered significantly relative to our competitors, our ability to market products to new customers could be harmed as well as the potential loss of existing customers. The Company monitors its Risk-Based Capital (“RBC”) and other ratios for adequacy and maintains regular communications with the rating agencies in its effort to minimize the adverse impact of this risk.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

Information Technology Risk is the risk that the computer systems may be vulnerable to disruptions or breaches as the result of natural disasters, man-made disasters, criminal activity, or other events beyond the Company’s control. The failure of the computer systems for any reason could disrupt operations, result in the loss of customer business, materially affect profitability as well as negatively impact the Company’s reputation. The Company attempts to mitigate this risk through several layers of firewall and system access protocols as well as off-site data warehouse facilities.

Credit Risk is the risk that issuers of investment securities or other parties, including reinsurers, default on their contractual obligations or experience adverse changes that would affect the Company. The Company attempts to minimize the adverse impact of this risk by monitoring the portfolio diversification, the Company’s exposure to impairment, collectibility of the loans, and the credit quality of reinsurers.

Interest Rate Risk is the risk that interest rates will change and impact the valuation of the fixed maturity securities. A change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

Equity Market Risk is the risk of loss due to declines in the equity markets in which the Company participates. A decline in the stock market will affect the value of equity securities and the contract value of the Company’s individual variable annuity contracts which offer guaranteed benefit riders. Losses in the equity market could result in declines in separate account assets and assets under management thus affecting investment management fees revenue and may require the Company to accelerate the amortization of DAC. The Company attempts to minimize the adverse impact of this risk by monitoring the diversification of the Company’s investment portfolio and through reinsurance arrangements with third-parties.

Investment Risk – see Note 7 for additional risks specific to the investment portfolio.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

(5)	Changes in Accumulated Other Comprehensive Income

The following table shows the changes in accumulated other comprehensive income, net of taxes, by component for the years ended December 31:

	Adjustment to:
	Future policy benefits and claims	Deferred acquisition costs	Unrealized gains (losses)	Total
December 31, 2013	$(3)	(184)	574	387
Other comprehensive income (loss)before reclassifications	3	86	630	719
Amounts reclassified from accumulated other comprehensive income	—	—	(81)	(81)

Change	3	86	549	638

December 31, 2014	$—	(98)	1,123	1,025
Other comprehensive income (loss)before reclassifications	—	131	(775)	(644)
Amounts reclassified from accumulated other comprehensive income	—	—	(25)	(25)

Change	—	131	(800)	(669)

December 31, 2015	$—	33	323	356

The following table shows the reclassifications out of accumulated other comprehensive income (loss), net of taxes, for the years ended December 31:

Details about accumulated other comprehensive income (loss) components	2015	2014	Statements of income location
Unrealized gains/(losses) on securities available-for-sale:
	$39	124	Realized gains, excluding other-than-temporary impairment losses on securities

	(14)	(43)	Income tax current expense

Total reclassification for the year	$25	81	Total net gain

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

(6)	Fair Value Measurements

Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The market approach utilizes prices and other relevant information generated by market transactions involving identical or comparable assets and liabilities. The income approach uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company’s estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in circumstances.

The Company is required to categorize its assets and liabilities that are carried at estimated fair value on the balance sheets into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure estimated fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement.

The levels of the fair value hierarchy are as follows:

•

Level 1 – Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market at the measurement date. The types of assets and liabilities utilizing Level 1 valuations generally include U.S. government securities, cash and cash equivalents and separate account assets.

•

Level 2 – Fair value is based on significant inputs, other than quoted prices included in Level 1 that are observable in active markets or that are derived principally from or corroborated by observable market data through correlation or other means for identical or similar assets and liabilities. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. government agency securities, municipal bonds, certain corporate debt, asset-backed, mortgage-backed and private placement securities.

•

Level 3 – Fair value is based on unobservable inputs for the asset or liability for which there is little or no market activity at the measurement date. Unobservable inputs used in the valuation reflect management’s best estimate about the assumptions market participants would use to price the asset or liability. The types of assets and liabilities utilizing Level 3 valuations generally include certain asset-backed and embedded derivatives associated with living benefit contracts.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

The following table presents the Company’s hierarchy for its financial assets and liabilities measured at estimated fair value on a recurring basis at December 31, 2015:

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$1,819	250	—	2,069
Obligations of states and political subdivisions	—	2,699	—	2,699
Corporate	—	30,817	—	30,817
Asset-backed	—	2,235	371	2,606
Mortgage-backed	—	6,388	—	6,388
Trading securities:
Fixed maturity securities:
Corporate	—	2,298	—	2,298
Asset-backed	—	174	—	174
Mortgage-backed	—	14	—	14
Other assets:
Cash	1,818	1,500	—	3,318
Reinsurance recoverable:
GMAB reinsurance contracts	—	—	342	342
Assets held in separate accounts	381,199	—	—	381,199

Total assets	$384,836	46,375	713	431,924

Liabilities
GMAB embedded derivatives	$—	—	399	399

Total liabilities	$—	—	399	399

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

The following table presents the Company’s hierarchy for its financial assets and liabilities measured at estimated fair value on a recurring basis at December 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$1,835	252	—	2,087
Obligations of states and political subdivisions	—	2,235	—	2,235
Corporate	—	32,738	336	33,074
Asset-backed	—	3,227	262	3,489
Mortgage-backed	—	5,766	—	5,766
Trading securities:
Fixed maturity securities:
Obligations of states and political subdivisions	—	306	—	306
Corporate	—	4,421	—	4,421
Asset-backed	—	283	—	283
Mortgage-backed	—	34	—	34
Other assets:
Cash	1,183	1,500	—	2,683
Reinsurance recoverable:
GMAB reinsurance contracts[2]	—	—	443	443
Other assets:
GMAB/GMWB embedded derivatives[1]	—	—	359	359
Assets held in separate accounts	363,627	—	—	363,627

Total assets	$366,645	50,762	1,400	418,807

Liabilities
GMAB/GMWB embedded derivatives[2]	$—	—	443	443
GMAB/GMWB reinsurance contracts[1]	$—	—	359	359

Total liabilities	$—	—	802	802

[1]	GMAB rider (indicator H) sold as a companion rider to some GLWB riders.
[2]	All GMAB riders excluding indicator H.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

Determination of Fair Values

The valuation methodologies used to determine the estimated fair values of assets and liabilities under the exit price notion of FASB ASC Topic 820, Fair Value Measurements and Disclosures, reflect market participant objectives and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Company determines the estimated fair values of certain financial assets and financial liabilities based on quoted market prices, where available. The Company also determines estimated fair value based on future cash flows discounted at the appropriate current market rate. Estimated fair values include adjustments for credit-related and liquidity issues of the underlying issuer of the investment.

The Company has policies and guidelines that establish valuation methodologies and consistent application of such methodologies. These policies and guidelines provide controls around the valuation process. These controls include appropriate review and analysis of investment prices against market activity or price variances, review of secondary pricing sources, review of price source changes, and review of methodology changes.

The following is a discussion of the methodologies used to determine estimated fair values for the financial instruments listed in the above tables:

Fixed maturity securities – The estimated fair value of fixed maturity securities is generally obtained from independent pricing services based on market quotations of reported trades for identical or similar securities.

When there are no recent reported trades, the Company uses third party pricing services that use matrix or model processes to develop a security price using future cash flow expectations and collateral performance discounted at an estimated market rate. For the pricing of asset-backed and mortgage-backed securities, the models include estimates for future principal prepayments based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Since these securities have been priced using market observable inputs that are obtained by the independent pricing services, the Company has classified these fixed maturity securities as Level 2 assets.

Fixed maturity securities not priced by independent services are generally priced using an internal pricing matrix. The internal pricing matrix is developed by obtaining spreads for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the internal matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield is then used to estimate the fair value of the particular fixed maturity security. Since the inputs used for the internal pricing matrix are based on observable market data, the Company has classified these fair values within Level 2.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

In some instances the independent pricing service will price securities using independent broker quotations from market makers and other broker/dealers recognized to be market participants, which utilize inputs that may be difficult to corroborate with observable market data. These fixed maturity securities are classified as Level 3 assets.

For certain asset-backed fixed maturity securities with complex cash flows that are not priced by independent pricing services, management determines the fair value using other modeling techniques, primarily commercial software applications utilized for valuing securitized investments with variable cash flows. These fixed maturity securities are classified as Level 3 assets.

At December 31, 2015, 94.2% of the estimated fair values of fixed maturity securities were obtained from independent pricing services, 0.9% from the Company’s internal pricing matrices and 4.9% from other sources.

Cash and cash equivalents - Cash is considered a Level 1 asset as it is the functional currency in the U.S. and is the most liquid form of an asset and not subject to valuation fluctuations. Cash equivalents are comprised of publicly traded money market accounts and reverse repurchase agreements. The publicly traded money market accounts are considered to be Level 1 assets.

Reverse Repurchase Agreements - The Company has entered into reverse repurchase agreements with a third-party custodian whereby the Company purchases securities or other highly liquid assets and simultaneously agrees to resell the same or substantially the same securities. Because control of the assets is not relinquished reverse repurchase agreements are accounted for as collateralized borrowings with the cash paid for the securities continued to be recorded in the financial statements as cash. The underlying securities are not recorded as investments owned by the Company. The difference between the amount paid and the amount at which the securities will be subsequently resold is reported as interest income.

At purchase, the Company requires collateral in the form of securities having a fair value of a minimum of 102% of the securities’ purchase price. If at any time the fair value of the collateral declines to less than 100% of the securities’ purchase price, the counterparty is obligated to provide additional collateral to bring the total collateral held by the Company to at least 102% of the securities’ purchase price. As of December 31, 2015 and 2014, the Company had reverse repurchase agreements outstanding with a total carrying value of $1,500 and $2,100, respectively. The Company classifies the estimated fair values of assets held in reverse repurchase agreements as Level 1 assets. Non-cash collateral on deposit with the third-party custodian on our behalf was $1,530 and $2,142 at December 31, 2015 and 2014, respectively, which has not been recorded on our balance sheets.

Assets held in separate accounts - Separate account assets are recorded at estimated fair value based primarily on market quotations of the underlying securities and reported as a summarized total on the balance sheets. The underlying securities are mutual funds that are valued using the reported net asset value which is published daily. The Company has classified the estimated separate account assets as Level 1 assets.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

GMAB/GMWB reinsurance contracts and GMAB/GMWB embedded derivatives - Certain of the Company’s individual variable annuity contracts that include guaranteed benefit riders accounted for as embedded derivatives are measured at estimated fair value separately from the host variable annuity contract. These guarantees take the form of guaranteed withdrawal and income benefits on variable annuity products.

The fair value of these assets and liabilities is estimated using the present value of future benefits minus the present value of future premiums over the expected lives of the contracts using various capital market and actuarial assumptions. The Company uses a risk neutral valuation methodology in which cash flows are projected under multiple capital market scenarios using observable risk free rates.

The valuation of the reinsurance contract derivatives includes a credit adjustment for counterparty nonperformance risk and risk margins. Nonperformance risk is based on the counterparty’s debt and cash flows obtained from publicly available information. Risk margins capture the non-capital market risk of the instrument which represents the additional risks assumed due to the uncertainties of the actuarial assumptions.

The valuation of the embedded derivatives also includes a credit adjustment using the Company’s nonperformance risk to the present value of the future cash flows.

Other significant inputs to the valuation models for the derivatives associated with the guaranteed benefit riders include capital market assumptions, such as interest rate, equity indices, foreign currency rates, counterparty credit, and implied volatility assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates, and withdrawal rates.

The assumptions are reviewed at least annually, and updated based upon historical experience. Since many of the assumptions utilized in the valuation of the reinsurance contracts and embedded derivatives are unobservable and are considered to be significant inputs to the valuations, these are classified as Level 3 assets and liabilities.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)

The following tables summarize the reconciliation of the beginning and ending balances and related changes in fair value measurements for which significant unobservable inputs were used in determining the estimated fair value for the years ended December 31:

			Reinsurance	Other
	Investments		recoverable	assets
	Corporate	Asset - backed	GMAB reinsurance contracts[3]	GMAB/ GMWB embedded derivative[2]	Total assets
December 31, 2013	$—	308	671	—	979

Net investment gains (losses):
In earnings (realized and unrealized)[1]	—	—	(228)	359	131
Unrealized in OCI[2]	—	(1)	—	—	(1)
Purchases	355	—	—	—	355
Sales	(19)	(45)	—	—	(64)

December 31, 2014	336	262	443	359	1,400

Net investment gains (losses):
In earnings (realized and unrealized)[1]	—	(1)	(101)	(359)	(461)
Unrealized in OCI[2]	—	(8)	—	—	(8)
Purchases	—	391	—	—	391
Sales	—	(11)	—	—	(11)
Transfers out of Level 3	(336)	(262)	—	—	(598)

December 31, 2015	$—	371	342	—	713

Change in unrealized gains (losses):
Still held at December 31:
2014	$—	—	(228)	359	131

2015	$—	(1)	(101)	(359)	(461)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

	Future policy benefits and claims
	GMAB/	GMAB/
	GMWB	GMWB
	reinsurance	embedded	Total
	contract[2]	derivative[3]	liabilities
December 31, 2013	$—	(671)	(671)

Net investment gains (losses):
In earnings (realized and unrealized)[1]	(359)	228	(131)

December 31, 2014	(359)	(443)	(802)

Net investment gains (losses):
In earnings (realized and unrealized)[1]	359	44	403

December 31, 2015	$—	(399)	(399)

Change in unrealized gains (losses):
Still held at December 31:
2014	$(359)	228	(131)

2015	$359	44	403

[1]

Net realized investment gains and losses included in earnings reflect gains/(losses) on sales of financial instruments, changes in fair value of other assets and liabilities, other-than-temporary impairments, amortization and accretion of premiums or discounts and derivative settlements activity.

[2]	GMAB rider (indicator H) sold as a companion rider to some GLWB riders. (2014)
[3]	All GMAB riders excluding indicator H (2014) and all GMAB riders (2015).

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

The following tables present certain quantitative information about the significant unobservable inputs used in the fair value measurement for asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of December 31. Certain securities classified as Level 3 excluded from the table below are obtained from non-binding broker quotes where observable inputs are not reasonably obtainable by the Company.

	Assets/ liabilities measured at fair value	Valuation technique(s)	Unobservable input description	Input/range of inputs	Weighted average	Impact of increase in input on fair value
2015
Assets:
Reinsurance recoverable:
GMAB reinsurance contracts	$342	Stochastic actuarial model	Mortality rates
			ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 18.7%	*	Decrease
			dur 11+	6.7% - 12.5%	*	Decrease

			Non-performance risk (Credit Spread)	1.39% - 1.74%	*	Decrease
			Equity market volatility	16% - 22%	*	Increase
Liabilities:
GMAB/GMWB embedded derivatives	399	Stochastic actuarial model	Mortality rates
			ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 18.7%	*	Decrease
			dur 11+	6.7% - 12.5%	*	Decrease
			Non-performance risk (Credit Spread)	1.39% - 1.74%	*	Decrease
			Equity market volatility	16% - 22%	*	Increase

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

	Assets/ liabilities measured at fair value	Valuation technique(s)	Unobservable input description	Input/range of inputs	Weighted average	Impact of increase in input on fair value
2014
Assets:
Reinsurance recoverable:
GMAB reinsurance contracts[2]	$443	Stochastic actuarial model	Mortality rates
			ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 19.2%	*	Decrease
			dur 11+	7.5% - 12.2%	*	Decrease
			Non-performance risk (Credit Spread)	1.34% - 1.50%	*	Decrease
			Equity market volatility	14% - 21%	*	Increase
Other assets:
GMAB/GMWB embedded derivatives[1]	359	Stochastic actuarial model	Mortality rates
			ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 19.2%	*	Decrease
			dur 11+	7.5% - 12.2%	*	Decrease
			Withdrawal rates	0% - 100%	*	Decrease
			Non-performance risk (Credit Spread)	1.34% - 1.50%	*	Decrease
			Equity market volatility	14% - 21%	*	Increase
Liabilities:
GMAB/GMWB embedded derivatives[2]	443	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 19.2%	*	Decrease
			dur 11+	7.5% - 12.2%	*	Decrease
			Non-performance risk (Credit Spread)	1.34% - 1.50%	*	Decrease
			Equity market volatility	14% - 21%	*	Increase
GMAB/GMWB reinsurance contracts[1]	359	Stochastic actuarial model	Mortality rates
			ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 19.2%	*	Decrease
			dur 11+	7.5% - 12.2%	*	Decrease
			Withdrawal rates	0% - 100%	*	Decrease
			Non-performance risk (Credit Spread)	1.34% - 1.50%	*	Decrease
			Equity market volatility	14% - 21%	*	Increase

[1]	GMAB rider (indicator H) sold as a companion rider to some GLWB riders.
[2]	All GMAB riders excluding indicator H.

*	The stochastic actuarial models are generated using one thousand scenarios. Weighted average values are not meaningful for these valuations.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

Asset Transfers Between Levels

The Company reviews its fair value hierarchy classifications annually. Transfers into or out of Level 3 are primarily due to the availability of quoted market prices or changes in the Company’s conclusion that pricing information received from a third party pricing service is not reflective of market activity.

During the year ended December 31, 2015, the Company transferred $336 and $262 of corporate and asset-backed securities, respectively, from Level 3 to Level 2. During the year ended December 31, 2014, there were no transfers between levels.

There were no fair value measurements on a nonrecurring basis.

Financial Instruments Not Carried at Fair Value

FASB ASC Topic 825, Financial Instruments, requires additional disclosure of the fair value information about existing on and off balance sheet financial instruments. ASC Topic 825 excludes certain assets and liabilities, including insurance contracts, other than policies such as annuities that are classified as investment contracts, from its disclosure requirements. The Company’s assets and liabilities subject to ASC Topic 825 disclosure that have not been presented at fair value in the ASC Topic 820 tables above are presented in the table below:

	Carrying	Estimated	Fair value hierarchy level
	value	fair value	Level 1	Level 2	Level 3
2015
Liabilities:
Investment contracts	$31,505	27,143	—	27,143	—
2014
Liabilities:
Investment contracts	$34,286	30,476	—	30,476	—

In estimating the fair value of financial instruments, the Company used the following methods and assumptions:

Investment contracts – The fair value of the Company’s liabilities under investment contracts is estimated using one of two methods. For investment contracts without defined maturities, fair value is the estimated amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analyses. Cash flows are discounted at a rate that reflects the nonperformance risk of the Company. The inputs are market observable; therefore, the Company classifies these as Level 2 assets.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

(7)	Investments

Investment Risks and Uncertainties

Investments are exposed to various risks and uncertainties that affect the determination of estimated fair values, the ability to sell certain investments during strained market conditions, the recognition of impairments, and the recognition of income on certain investments. These risks and uncertainties include:

•	the risk that the Company’s assessment of an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer;

•	the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated;

•	the risk that the Company obtains inaccurate information for the determination of the estimated fair value estimates and other than temporary impairments; and

•	the risk that new information or changes in other facts and circumstances lead the Company to change its intent to hold the security to maturity or until it recovers in value.

Any of these situations are reasonably possible and could result in a charge to income in a future period.

The determination of impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with each asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

The recognition of income on certain investments, including asset-backed and mortgage-backed securities, is dependent upon certain factors such as prepayments and defaults, and changes in factors could result in changes in amounts to be earned.

Fixed Maturity and Equity Securities

Fixed Maturity and Equity Securities by Sector

The amortized cost and estimated fair value of available-for-sale and trading securities for both fixed maturities and equity securities by sector as of December 31 is as follows:

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

	2015
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Non- credit OTTI
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$1,988	88	(7)	2,069	—
Obligations of states and political subdivisions	2,661	48	(10)	2,699	—
Corporate	30,581	907	(671)	30,817	—
Asset-backed	2,566	55	(15)	2,606	—
Mortgage-backed	6,280	149	(41)	6,388	(37)
Total fixed maturity securities	$44,076	1,247	(744)	44,579	(37)
Trading securities:
Fixed maturity securities:
Corporate securities	$2,151	150	(3)	2,298	—
Asset-backed	168	6	—	174	—
Mortgage-backed	14	—	—	14	—

Total fixed maturity securities	$2,333	156	(3)	2,486	—

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

	2014
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Non- credit OTTI
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$1,992	101	(6)	2,087	—
Obligations of states and political subdivisions	2,194	41	—	2,235	—
Corporate	31,735	1,501	(162)	33,074	—
Asset-backed	3,385	114	(10)	3,489	—
Mortgage-backed	5,611	174	(19)	5,766	(50)

Total fixed maturity securities	$44,917	1,931	(197)	46,651	(50)

Trading securities:
Fixed maturity securities:
Obligations of states and political subdivisions	$300	6	—	306	—
Corporate securities	4,150	271	—	4,421	—
Asset-backed	271	12	—	283	—
Mortgage-backed	34	—	—	34	—

Total fixed maturity securities	$4,755	289	—	5,044	—

Non-credit other than temporary impairment (“OTTI”) represents the amount of cumulative non-credit OTTI losses recognized in other comprehensive income on securities as of the date of OTTI that also had credit impairments.

The Company’s fixed maturities portfolio is comprised primarily of investment grade securities. Based upon designations by the NAIC, investment grade securities comprised 98.4% and 97.7% of the Company’s total available-for-sale and trading fixed maturity securities portfolio as of December 31, 2015 and 2014, respectively.

Investments with a fair value of $1,829 and $1,845 as of December 31, 2015 and 2014, respectively, were on deposit with various regulatory agencies as required by law and are included in securities available-for-sale.

Maturities of Fixed Maturity Securities

The amortized cost and estimated fair value of fixed maturity securities available-for-sale and trading as of December 31, 2015, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are classified based on the last payment date of the underlying mortgage loans with the longest contractual duration as of December 31, 2015.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

	Fixed maturity securities
	Available-for-sale		Trading
	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value
Due in one year or less	$861	872	751	762
Due after one year through five years	8,854	9,379	1,306	1,439
Due after five years through ten years	24,721	24,601	125	128
Due after ten years	9,640	9,727	151	157

Total	$44,076	44,579	2,333	2,486

Continuous Gross Unrealized Losses for Fixed Maturity Securities

The following tables present the estimated fair value and gross unrealized loss of the Company’s fixed maturity (aggregated by sector) securities in an unrealized loss position, aggregated by length of time the securities have been in a continuous unrealized loss position at December 31:

	Less than 12 months		12 months or longer		Total
	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses
2015
U.S. Treasury securities and obligations of U.S. government	$251	(7)	—	—	251	(7)
Obligations of states and political subdivisions	1,056	(10)	—	—	1,056	(10)
Corporate	10,826	(387)	709	(287)	11,535	(674)
Asset-backed	460	(9)	225	(6)	685	(15)
Mortgage-backed	1,698	(41)	—	—	1,698	(41)

Total	$14,291	(454)	934	(293)	15,225	(747)

2014
U.S. Treasury securities and obligations of U.S. government	$118	—	252	(6)	370	(6)
Corporate	2,839	(56)	4,678	(106)	7,517	(162)
Asset-backed	—	—	370	(10)	370	(10)
Mortgage-backed	—	—	674	(19)	674	(19)

Total	$2,957	(56)	5,974	(141)	8,931	(197)

Concentrations related to fixed maturity securities in an unrealized loss position are included in the tables below. The tables summarize the fixed maturity securities by sector in an unrealized loss position for less than and greater than twelve months as of December 31:

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

	Less than 12 months	12 months or longer	Total	Number of securities
2015
99.9%-80%:
U.S. Treasury securities and obligations of U.S. government	$(7)	—	(7)	1
Obligations of states and
political subdivisions	(10)	—	(10)	3
Corporate	(387)	(48)	(435)	42
Asset-backed	(9)	(6)	(15)	3
Mortgage-backed	(41)	—	(41)	5
Below 80%:
Corporate	—	(239)	(239)	2

Total	$(454)	(293)	(747)	56

2014
99.9%-80%:
U.S. Treasury securities and
obligations of U.S. government	$—	(6)	(6)	2
Corporate	(56)	(106)	(162)	29
Asset-backed	—	(10)	(10)	2
Mortgage-backed	—	(19)	(19)	2

Total	$(56)	(141)	(197)	35

Evaluation of Other Than Temporarily Impaired Investments

Management regularly reviews its fixed maturity securities portfolios to evaluate the necessity of recording impairment losses for other than temporary declines in fair value of investments. An analysis is prepared which focuses on the issuer’s ability to service its debts and the extent and length of time the security has been valued below cost. This review process includes an assessment of the credit quality or an assessment of the present value of future cash flows of the identified investment in the securities portfolio.

For corporate securities, the Company evaluates the present value of cash flows using the financial performance of the issuer based upon credit performance and investment ratings. Residential mortgage-backed securities and asset-backed securities are assessed for impairment using default estimates based on the underlying collateral performance including default rates, recovery rates and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the issue’s position in the overall structure, to determine cash flows associated with the security.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

For any securities identified in the review of the portfolio, the Company considers additional relevant facts and circumstances in evaluating whether the security is other than temporarily impaired. Relevant facts and circumstances that may be considered include:

•	comparison of current estimated fair value of the security as compared to cost;

•	length of time the estimated fair value has been below cost;

•	financial position of the issuer, including the current and future impact of any specific events, including changes in management;

•	analysis of issuer’s key financial ratios based upon the issuer’s financial statements;

•	any items specifically pledged to support the credit along with any other security interests or collateral;

•

the Company’s intent to sell the security or if it is more likely than not that it will be required to sell the security before it can recover the amortized cost or, for equity securities, the forecasted recovery of estimated fair value in a reasonable period of time;

•	overall business climate including litigation and government actions;

•	rating agency downgrades;

•	analysis of late payments, revenue forecasts and cash flow projections for use as indicators of credit issues; and

•	other circumstances particular to an individual security.

For each security deemed by management that meets the criteria for additional analysis, the Company prepares an analysis of the present value of the expected cash flows, using the interest rate implicit in the investment at the date of acquisition. To the extent that the present value of cash flows generated by a security is less than the amortized cost, an OTTI is recognized in the statements of income.

For those debt securities for which the Company has the intent to sell the security, or if it is more likely than not that it will be required to sell the security before recovery of the amortized cost, the entire unrealized loss (the amount that the amortized cost basis exceeds the estimated fair value) is recognized in the statements of income. For those debt securities for which the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security, but the security has suffered a credit loss (the amortized cost basis exceeds the present value of the expected cash flows), the impairment charge (excess of amortized cost over estimated fair value) is bifurcated with the credit loss portion recorded in the consolidated statements of operations, and the remainder, or non-credit loss portion, is recorded in other comprehensive income (loss). The Company prospectively accretes the value of the investment through interest income to the extent the future cash flows of the security are expected to be in excess of the new cost basis.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

The Company discloses as part of the separate component of AOCI the non-credit portion of any OTTI. Subsequent changes in estimated fair value that are not considered OTTI are not included in the separate component of AOCI.

Current Year Evaluation

The Company has concluded securities in an unrealized loss position as of December 31, 2015 and 2014 reflect temporary fluctuations in economic factors that are not indicative of OTTI due to the Company’s ability and intent to hold the fixed maturity security investments until recovery of estimated fair value or amortized cost.

Total unrealized losses increased from December 31, 2014 to December 31, 2015 due to wider credit spreads. Additionally, unrealized losses increased relating to certain industry sectors (i.e. energy, oil, mining) due to overall sector declines in value and not issuer-specific credit deterioration. Accordingly no write-downs were deemed necessary for the securities reflected in the tables above.

Variable Interest Entities (“VIE”)

In the normal course of business, the Company invests in fixed maturity securities that could qualify as VIE. A VIE is a legal entity that lacks sufficient equity to finance their activities, or the equity investors of the entities as a group lack any of the characteristics of a controlling interest. The primary beneficiary of a VIE is generally the enterprise that has both the power to direct the activities most significant to the VIE, and is the enterprise that will absorb a majority of the fund’s expected losses or receive a majority of the fund’s expected residual returns. The Company evaluates its interest in certain fixed maturity investments, corporate securities, mortgage-backed securities, and asset-backed securities, to determine if the entities meet the definition of a VIE and whether the Company is the primary beneficiary and should consolidate the entity based upon the variable interests it held both at inception and where there is a change in circumstances that requires a reconsideration.

The Company has determined that it is not the primary beneficiary of these investments as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s maximum exposure to loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

Net Investment Income

Analysis of investment income by investment type follows for the years ended December 31:

	Investment income
	2015	2014	2013
Gross investment income:
Fixed maturity available-for-sale securities	$1,787	1,944	1,775
Fixed maturity trading securities	170	319	480
Short-term investments	4	—	3

Total gross investment income	1,961	2,263	2,258
Investment income due to reinsurers	13	1	2
Investment expenses	(12)	(17)	(25)

Net investment income	$1,962	2,247	2,235

Net Realized Gains (Losses)

Analysis of net realized gains (losses) by investment type follows for the years ended December 31:

	Realized gains (losses) on investments
	2015	2014	2013
Securities available-for-sale:
Fixed maturity securities	$24	123	71
Equity securities	(5)	(2)	(5)
Fixed maturity trading securities	—	27	69

Net realized gains on investments	$19	148	135

Realized gains (losses) on investments, as shown in the table above, include write-downs for OTTI of $23, $3, and $1 for the years ended December 31, 2015, 2014 and 2013, respectively. As of December 31, 2015, fixed maturity securities with a carrying value of $469, which had a cumulative write-down of $43 due to OTTI, remained in the Company’s investment portfolio.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

The following tables summarize total OTTI losses on securities by asset type for the years ended December 31:

	Total OTTI	Recognized in OCI	Recognized in earnings
2015
Mortgage-backed securities	$1	(22)	23

2014
Mortgage-backed securities	$3	—	3

2013
Mortgage-backed securities	$—	(1)	1

Credit Loss Rollforward

The following table summarizes the cumulative amounts related to the Company’s credit loss portion of the OTTI losses on fixed maturity securities held as of December 31, that the Company does not intend to sell and it is not more likely than not that the Company will be required to sell the security prior to recovery of the amortized cost basis and for which the non-credit portion of the loss is included in other comprehensive income:

	2015	2014	2013
Cumulative credit loss, beginning of year	$20	17	16
New credit losses	12	3	1
Incremental credit losses on securities included in the beginning balance	11	—	—

Cumulative credit loss, end of year	$43	20	17

Sales of Fixed Maturity Securities, Available-for-Sale

The following table summarizes fixed maturity securities available-for-sale activity:

	2015	2014	2013
Proceeds from the sale and maturity	$4,844	6,522	3,626

Gross realized gains on the sale and maturity	$8	23	31

Gross realized losses on the sale and maturity	$—	—	—

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

Net Unrealized Gains (Losses) on Available-for-Sale Securities

An analysis by investment type of the change in unrealized gains (losses), before taxes, on securities available-for-sale is as follows for the years ended December 31:

	2015	2014	2013
Fixed maturity	$(1,231)	845	(2,286)

The components of net unrealized gains (losses) on securities available-for-sale in AOCI arising during the period were as follows as of December 31:

	2015	2014	Change
Securities available for sale	$503	1,734	(1,231)
Deferred policy acquisition costs	51	(151)	202
Deferred federal income tax provision	(194)	(554)	360

Net unrealized gains	$360	1,029	(669)

	2014	2013	Change
Securities available for sale	$1,734	889	845
Future policy benefits and claims	—	(4)	4
Deferred policy acquisition costs	(151)	(283)	132
Deferred federal income tax provision	(554)	(211)	(343)

Net unrealized gains	$1,029	391	638

	2013	2012	Change
Securities available for sale	$889	3,175	(2,286)
Future policy benefits and claims	(4)	(7)	3
Deferred policy acquisition costs	(283)	(658)	375
Deferred federal income tax provision	(211)	(879)	668

Net unrealized gains	$391	1,631	(1,240)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

(8)	Deferred Policy Acquisition Costs

The deferred policy acquisition costs and changes thereto for the years ended December 31, 2015 and 2014 were as follows:

	2015	2014
Balance - beginning of year	$17,225	13,225
Acquisition costs deferred	2,969	4,597
Amortization	(317)	(729)
Unrealized investment gains	202	132

Balance - end of year	$20,079	17,225

(9)	Future Policy Benefits and Claims

The liability for future policy benefits and claims is comprised of basic and benefit reserves for traditional life products, universal life policies, and investment contracts.

GMDB Riders

Certain variable annuity contracts include GMDB riders with the base contract and offer additional death and income benefits through riders that can be added to the base contract. These GMDB riders typically provide that upon the death of the annuitant, the beneficiaries could receive an amount in excess of the contract value. The GMDB rider benefit could be equal to the premiums paid into the contract, the highest contract value as of a particular time, e.g., every contract anniversary, or the premiums paid into the contract times an annual interest factor. The Company assesses a charge for the GMDB riders and prices the base contracts to allow the Company to recover a charge for any built-in death benefits.

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. Additionally, a decline in the stock market causing the contract value to fall below the amount defined in each contract could result in additional claims.

The Company reinsures Premium Protection GMDB riders sold with GLWB riders to ONLIC effective August, 2012.

GMIB Riders

Certain variable annuity contracts include GMIB riders with the base contract. These riders allow the policyholder to annuitize the contract after ten years and to receive a guaranteed minimum monthly income for life. The amount of the payout is based upon a guaranteed income base that is typically equal to the greater of the premiums paid increased by 5% annually (6% for riders sold before May 2009) or the

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

highest contract value on any contract anniversary. In some instances, based upon the age of the annuitant, the terms of this rider may be less favorable for the contract purchaser. The amount of the monthly income is tied to annuitization tables that are built into the GMIB rider. In the event that the policyholder could receive a higher monthly income by annuitization based upon the Company’s current annuitization rates, the annuitant will automatically receive the higher monthly income. The Company continued to sell the GMIB rider in the state of New York until August 2012. The Company reinsures 100% of the GMIB riders issued with an affiliate.

GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised.

GLWB Riders

The Company began issuing the GLWB rider in August, 2012. The GLWB rider allows the owner to take withdrawals from the contract at a guaranteed percentage of the GLWB base every year even if the contract value goes to zero. Such guaranteed withdrawals may start any time after the annuitant reaches age 59 1/2. The percentage withdrawal amount guaranteed increases if the annuitant attains a higher age band before the owner starts taking withdrawals. In some versions of GLWB riders sold in 2014 and later, there is a guaranteed minimum percentage withdrawal amount for the first 15 years of the contract; if the policyholder’s account value goes to zero subsequent to the 15 year guarantee period, the percentage withdrawal amount is then calculated per a specified formula based on the 10 year treasury rate from the preceding 90 calendar days, with the calculated treasury linked rate subject to a specified cap and floor.

At policy inception, the GLWB base is set at the amount of the purchase payments and it is increased by the amount of future purchase payments. It increases (roll-up) by up to eight percent simple interest every year for the first ten years, as long as no withdrawal is made. If a withdrawal is made in any year during the first ten years, there is no roll-up at all for that year. If the contract value exceeds the GLWB base on any contract anniversary prior to the first contract anniversary after the annuitant reaches age 95, the GLWB base resets to the contract value and a new ten-year roll-up period begins.

In addition to the roll-up feature, some versions of the GLWB rider also provide for a top-off of the GLWB base at the end of the tenth contract year subject to attained age restrictions where applicable if the owner has not made any withdrawals in the first ten years. The top-off is equal to two hundred percent of the first-year purchase payments. Policyholders are eligible for only one top-off during the contractual term. A reset to the contract value does not start a new top-off period. A top-off will typically not occur if there is any reset in the first ten years.

For GLWB riders, claim reserves are determined each period by estimating the expected value of withdrawal benefits in excess of the projected account balance at the date of the rider entering the lifetime annuity period and recognizing the excess ratably over the accumulation period based on total assessments as the later generation riders do not meet the definition of a derivative. The Company regularly evaluates

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised. The Company reinsures 100% of the GLWB riders issued, excluding the GLWB interest sensitive riders which the Company began issuing in 2014.

GMAB Riders

Certain variable annuity contracts include a GMAB rider. On the eighth or tenth anniversary, depending on the version of the rider, the policyholder’s account value will increase to the amount of the initial deposit if the account value at that anniversary is less than the initial deposit. A GMAB rider represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at estimated fair value and reported in future policy benefits and claims.

The estimated fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows, incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility. The Company reinsures 100% of the GMAB riders issued.

GMWB Riders

Certain variable annuity contracts include a GMWB rider, which is similar to the GMAB rider noted above except the policyholder is allowed to make periodic withdrawals instead of waiting for the benefit in a lump sum at the end of the tenth year. A GMWB rider represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at estimated fair value and reported in future policy benefits and claims.

The estimated fair value of a GMWB embedded derivative is calculated based on actuarial assumptions related to projected benefit cash flows, incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility. The Company discontinued the sale of its GMWB rider in 2009 and reinsures 100% of the GMWB riders issued.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

The following tables summarize the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts, as well as incurred and paid amounts, as of December 31 (note that most contracts contain multiple guarantees):

	General	Separate	Total	Net	Benefits	Weighted
	account	account	account	amount	paid/	average
	value	value	value	at risk	incurred	attained age
2015
GMDB	$29,418	381,113	410,531	15,051	36	65

GMIB	$2,369	173,178	175,547	—	37	64

GLWB	$1,761	152,039	153,800	2,712	—	65

GMAB/GMWB	$905	144,278	145,183	173	—	64

2014
GMDB	$33,076	363,548	396,624	1,392	3	64

GMIB	$2,385	187,127	189,512	—	—	63

GLWB	$5,028	129,232	134,260	53	—	64

GMAB/GMWB	$3,551	145,219	148,770	—	—	63

2013
GMDB	$37,175	293,918	331,093	387	14	64

GMIB	$3,284	190,277	193,561	—	—	63

GLWB	$6,259	67,019	73,278	—	—	63

GMAB/GMWB	$6,890	88,768	95,658	—	—	63

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

All separate account assets associated with these contracts are invested in shares of various mutual funds offered by the Company and its sub advisors. Some riders require that separate account funds be invested in asset allocation models, managed volatility models and/or have other investment restrictions. Net amount at risk represents the amount of death benefit in excess of the account balance that is subject to market fluctuations.

The Company did not transfer assets from the general account to the separate account for any of its variable annuity contracts during 2015 and 2014.

The following table summarizes account balances of variable annuity contracts with guarantees that were invested in separate accounts as of December 31:

	2015	2014
Mutual funds:
Bond	$119,295	110,265
Equity	252,068	249,524
Money market	9,750	3,759

Total	$381,113	363,548

The liability for future policy benefits for investment contracts represents approximately 86% and 89% of the total liability for future policy benefits as of December 31, 2015 and 2014, respectively. The liability has been established based on accumulated contract values without reduction for surrender penalty provisions. The average interest rate credited on investment product policies was 3.2%, 2.8% and 2.9% for the years ended December 31, 2015, 2014 and 2013, respectively. Approximately 85% and 78%, as of December 31, 2015 and 2014, respectively, of the investment contracts were at their guaranteed minimum interest rate.

The liability for future policy benefits for traditional life products has been established based upon the net level premium method using interest rates varying from 3.0% to 6.0%.

Reserves are calculated using withdrawal, mortality and morbidity rates. Withdrawal rates vary by issue age, type of coverage and policy duration and are based on Company experience. Mortality and morbidity rates which are guaranteed within insurance contracts are based on published tables and Company experience.

As of December 31, 2015, direct G reserves were $4,643, ceded G reserves were $4,061 and net G reserves were $583. As of December 31, 2014, direct G reserves were $2,961, ceded G reserves were $2,496 and net G reserves were $465.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

The following table summarizes the reserve balances, net of reinsurance, for variable annuity contracts with guarantees as of December 31:

	2015	2014
GMDB	$506	463
GLWB	20	2
GMAB	57	—

Total	$583	465

(10)	Reinsurance

The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth. The Company routinely enters into reinsurance transactions with other insurance companies, third parties and subsidiaries. This reinsurance involves either ceding certain risks to or assuming risks from other insurance companies. The Company’s financial statements reflect the effects of assumed and ceded reinsurance transactions.

Affiliate Reinsurance

For the Company’s annuity products, the Company reinsures the various living and death benefit riders, GMIB, GMAB and GMWB, through a 100% coinsurance agreement with ONLIC effective in July, 2007. In 2012, the Company began offering the GLWB and associated riders which are also reinsured with ONLIC through a 100% coinsurance agreement. In 2014, the Company introduced a new version of the GLWB rider, which is not reinsured with ONLIC through the coinsurance agreement. In 2015, the Company is no longer ceding new business to ONLIC.

Amounts in the accompanying financial statements related to variable annuity ceded business to ONLIC as of and for the years ended December 31 were as follows:

	2015	2014	2013
Statements of Income:
Reinsurance premiums ceded:
GMIB, GMAB, GLWB and GMWB premiums	$2,901	2,611	1,844
Benefits and claims:
GMIB, GMAB, GLWB and GMWB reserves	1,637	336	119
Balance Sheets:
Reinsurance recoverable:
GMIB, GMAB, GLWB and GMWB reserves	$4,078	2,842	2,139
Reinsurance payables:
Premiums payable	246	205	184

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

The Company assumed and ceded traditional life insurance. This assumed and ceded block of business is currently in runoff. Amounts in the accompanying financial statements for the ceded traditional life insurance business as of and for the years ended December 31 were as follows:

	2015	2014	2013

Premiums	$1,278	1,354	1,452
Benefits incurred	2,204	1,245	2,181
Commission and expense allowances	34	42	45
Reinsurance recoverable:
Reserves for future policy benefits	1,109	1,158	1,511
Benefits payable	—	73	299
Paid losses and expense allowances due	1,214	364	253

The reconciliation of traditional life premiums to net premiums for the years ended December 31, were as follows:

	2015	2014	2013
Reinsurance assumed	$1,278	1,354	1,452
Reinsurance ceded	(1,278)	(1,354)	(1,452)

Net premiums earned	$—	—	—

(11)	Goodwill and Intangible Assets

Goodwill is the result of the excess of cost over the estimated fair value of the net assets acquired in a business combination. Intangible assets are non-financial assets that lack physical substance resulting from a business combination.

The Company has $560 of goodwill recorded on the balance sheets at December 31, 2015 and 2014 related to the purchase of the Company by ONLIC in 2002.

The Company has $195 of intangible assets recorded on the balance sheets at December 31, 2015 and 2014 related to insurance licenses acquired with the purchase of the Company by ONLIC in 2002. The value of the intangible is primarily dependent upon the maintenance of the New York license. License fees are paid annually in order to maintain the license in good standing. Each license remains intact and in good standing as there have been no events that would impact the Company’s ability to do business in the New York or New Jersey markets. As a result, no impairment was recognized on this asset.

During the 2015 annual impairment tests, the Company concluded that the estimated fair values of the goodwill and intangible assets were in excess of their carrying values and, therefore, not impaired.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

(12)	Income Taxes

The provision for income taxes is as follows:

	2015	2014	2013
Current expense (benefit)	$126	947	(4,398)
Deferred expense	744	10	4,728

Provision for income taxes	$870	957	330

The following table is the reconciliation of the provision for income taxes based on enacted U.S. federal income tax rates to the provision for income taxes reported in the financial statements for the years ended December 31:

	2015	2014	2013
Pre-tax income times U.S. enacted tax rate	$1,354	1,411	868
Tax-preferred investment income	(425)	(408)	(466)
Other, net	(59)	(46)	(72)

Provision for income taxes	$870	957	330

Effective tax rate	22.5%	23.8%	13.3%

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions.

The tax effects of temporary differences between the financial statement carrying amounts and the tax basis of assets and liabilities that give rise to significant components of the net deferred tax liability relate to the following as of December 31:

	2015	2014
Deferred tax assets:
Future policy benefits	$4,951	4,679
Other	133	—

Total gross deferred tax assets	5,084	4,679

Deferred tax liabilities:
Investments	255	735
Deferred policy acquisition costs	5,764	4,868
Reinsurance recoverable	1,815	1,426
Other	—	16

Total gross deferred tax liabilities	7,834	7,045

Net deferred tax liability	$2,750	2,366

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during periods in which those temporary differences become deductible. The Company considers the scheduled reversal of deferred tax liabilities, projected future income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income, projections for future income over the periods in which the deferred tax assets are deductible and available tax planning, the Company believes it is more likely than not that it will realize the benefits of these deductible differences.

As of December 31, 2015 and 2014, the Company had no capital loss carryforwards, uncertain tax positions or valuation allowances recorded. The Company has alternative minimum tax credit carryforwards of approximately $23, which are available to reduce future federal regular income taxes over an indefinite period.

(13)	Regulatory RBC and Dividend Restrictions

The Company has to comply with statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NSLAC, filed with the New York State Insurance Department (the “Department”), are prepared on a basis of accounting practices prescribed or permitted by such regulatory authority. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (“NAIC”), as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not prescribed.

The Company does not have any permitted statutory accounting practices as of December 31, 2015 or 2014.

Statutory Equity and Income

State insurance regulators and the NAIC have adopted RBC requirements for life insurance companies to evaluate the adequacy of statutory capital and surplus in relation to investment and insurance risks. The requirements provide a means of measuring the minimum amount of statutory surplus appropriate for an insurance company to support its overall business operations based on its size and risk profile. As of December 31, 2015, the Company exceeded the minimum RBC requirements.

A company’s risk-based statutory surplus is calculated by applying factors and performing calculations relating to various asset, premium, claim, expense and reserve items. Regulators can then measure the adequacy of a company’s statutory surplus by comparing it to the RBC. Under specific RBC requirements, regulatory compliance is determined by the ratio of a company’s total adjusted capital, as defined by the insurance regulators, to its company action level of RBC (known as the RBC ratio), also as defined by insurance regulators. As of December 31, 2015, the Company’s total adjusted capital and company action level RBC was $32,444 and $774, respectively, providing an RBC ratio of 4,193%. Additionally, as of December 31, 2015, the Company’s authorized control level RBC was $387.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

The statutory basis net income of NSLAC was $1,354, $1,485 and $6,204 for the years ended December 31, 2015, 2014 and 2013, respectively.

The statutory basis capital and surplus of NSLAC was $32,180 and $30,620 as of December 31, 2015 and 2014, respectively.

The primary reasons for the difference between statutory and GAAP accounting for reporting purposes include the following provisions for GAAP:

•

the costs related to successful efforts to acquire business, principally commissions and certain policy issue expenses, are amortized over the period benefited rather than charged to operations in the year incurred;

•

future policy benefit reserves are based on anticipated Company experience for lapses, mortality and investment yield, rather than statutory mortality and interest requirements, without consideration of withdrawals;

•	investments in fixed maturity available-for-sale securities are carried at fair value rather than amortized cost;

•	the asset valuation reserve and interest maintenance reserve are not recorded;

•

the fixed maturity securities that are related to the Company’s funds withheld reinsurance arrangement are classified as trading securities recorded at estimated fair value as opposed to amortized cost;

•	changes in deferred taxes are recognized in operations; and

•	there is a presentation of other comprehensive (loss) income and comprehensive (loss) income.

Dividend Restrictions

The payment of dividends by the Company to ONLIC is limited by New York insurance laws. The Company cannot pay any dividends in 2016 without prior approval of the New York Department of Insurance. No dividends were declared or paid by the Company in 2015, 2014 and 2013.

(14)	Related Party Transactions

The Company has service contracts with affiliated companies whereby the Company is billed for services, office space, equipment and materials necessary to the operation of the Company’s business. Billings are determined by ONLIC, based upon multiple bases (head counts, salaries, number of policies, field compensation, time, reserve account balances, transaction counts, etc.) and management believes these bases are reasonable for determining the expense charges. There is no assurance that these costs would be similar if the Company had to obtain such services, office space, equipment and materials on its own.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2015, 2014 and 2013

(Dollars in thousands)

NSLAC has a separate administrative service agreement with ONLIC, an investment management agreement with Ohio National Investments, Inc. (“ONII”), an affiliate, and an underwriting agreement with Ohio National Equities, Inc. (“ONEQ”), an affiliate. In 2014, ONLIC enhanced the process of identifying affiliate expenses by automating activities within the billing process to provide a more efficient method to measure, record, and review affiliate expenses. The terms of these agreements call for periodic cash settlements. NSLAC has settled its cash obligations with ONLIC as of December 31, 2015 and 2014. The amounts that NSLAC owed to ONLIC, ONII and ONEQ as of December 31 were as follows, which are shown on the face of the balance sheet:

	2015	2014
ONLIC	$1	12
ONEQ	76	57

Total service charges owed	$77	69

Charges for all services from ONLIC, ONII and ONEQ included in other operating costs and expenses for the years ended December 31 were as follows:

	2015	2014	2013
ONLIC	$1,315	1,215	534
ONII	12	17	25
ONEQ	747	831	720

Total service charges incurred	$2,074	2,063	1,279

Schedule I

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Summary of Investments – Other Than Investments in Related Parties

December 31, 2015

(Dollars in thousands)

Column A	Column B	Column C	Column D
			Amount at
			which shown
		Market	in the
Type of investment	Cost	value	balance sheet
Fixed maturity available-for-sale securities:
Bonds:
U.S. Treasury securities and obligations of
U.S. government	$1,988	$2,069	$2,069
Obligations of states and political subdivisions	2,661	2,699	2,699
Corporate securities	30,581	30,817	30,817
Asset-backed securities	2,566	2,606	2,606
Mortgage-backed securities	6,280	6,388	6,388

Total fixed maturity available-for-sale securities	44,076	44,579	44,579

Fixed maturity trading securities:
Bonds:
Corporate securities	2,151	2,298	2,298
Asset-backed securities	168	174	174
Mortgage-backed securities	14	14	14

Total fixed maturity trading securities	2,333	2,486	2,486

Policy loans	5		5

Total investments	$46,414		47,070

See accompanying report of independent registered public accounting firm.

Schedule III

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Supplementary Insurance Information

Years ended December 31, 2015, 2014 and 2013

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
Year segment	Deferred policy acquisition costs	Future policy benefits, losses, claims, and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2015 total	$20,079	36,351			6
2014 total	17,225	38,464			5
2013 total	13,225	43,072			6

Column A	Column G	Column H	Column I	Column J	Column K
Year segment	Net investment income	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses	Premiums written[2]
2015 total	$1,962	1,054	275	3,801
2014 total	2,247	228	734	3,349
2013 total	2,235	1,320	86	2,409

1 Unearned premiums and other policy claims and benefits payable are included in Column C amounts.

2 Not applicable for life insurance companies.

See accompanying report of independent registered public accounting firm.

Schedule IV

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Reinsurance

Years ended December 31, 2015, 2014 and 2013

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2015:
Life insurance in force	$1,045	63,063	63,063	1,045	—%
Premiums:
Life insurance	—	1,278	1,278	—	—%
2014:
Life insurance in force	$1,045	67,442	66,697	300	—%
Premiums:
Life insurance	—	1,354	1,354	—	—%
2013:
Life insurance in force	$1,045	87,120	86,375	300	—%
Premiums:
Life insurance	—	1,452	1,452	—	—%

See accompanying report of independent registered public accounting firm.

National Security Variable Account N

Form N-4

Part C

Other Information

Item 24. Financial Statements and Exhibits

(a) The following financial statements of the Registrant are included in Part B of this Registration Statement.

Report of Independent Registered Public Accounting Firm of KPMG LLP dated April 6, 2016.

Statements of Assets and Contract Owners’ Equity, December 31, 2015.

Statements of Operations for the Period Ended December 31, 2015.

Statements of Changes in Contract Owners’ Equity for the Periods Ended December 31, 2015 and 2014.

The following financial statements of the Depositor are also included in Part B of this Registration Statement.

Report of Independent Registered Public Accounting Firm of KPMG LLP dated April 26, 2016.

Balance Sheets, December 31, 2015 and 2014.

Statements of Income for the Years Ended December 31, 2015, 2014 and 2013.

Statements of Comprehensive Income (Loss) for the Years Ended December 31, 2015, 2014 and 2013.

Statements of Changes in Stockholder’s Equity for the Years Ended December 31, 2015, 2014 and 2013.

Statements of Cash Flows for the Years Ended December 31, 2015, 2014 and 2013.

Notes to Financial Statements, December 31, 2015, 2014, and 2013.

Financial Statement Schedules, December 31, 2015, 2014 and 2013.

(b) Exhibits:

(1) Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant, Variable Account N, was filed as Exhibit (1) of the Registrant’s registration statement, Form N-4, on January 7, 2002 (File No. 333-76350) and is incorporated by reference herein.

(2) N/A

(3)(a) Principal Underwriting Agreement for Variable Contracts with Compensation Schedule between the Depositor and Ohio National Equities, Inc. was filed as Exhibit (3)(a) of the Depositor’s variable life insurance registration statement, Form S- 6, on January 7, 2002 (File No. 333-76344) and is incorporated by reference herein.

(3)(g) Fund Participation Agreement between the Depositor and Prudential Funds were filed as Exhibit (3)(g) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006 and is incorporated by reference herein.

(3)(h) Fund Participation Agreement between the Depositor and Neuberger Berman Advisers Management Trust were filed as Exhibit (3)(h) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006 and is incorporated by reference herein.

(3)(i) Amendment to Fund Participation Agreement between the Depositor and The Universal Institutional Funds were filed as Exhibit (3)(i) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006 and is incorporated by reference herein.

(3)(j) Participation Agreement between Depositor Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(4) of Post-Effective Amendment No. 3 of Ohio national Life Assurance Corporation’s registration statement on Form N-6, April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(3)(k) Amendment to Participation Agreement between Depositor Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(5) of Post-Effective Amendment No. 3 of Ohio National Life Assurance Corporation’s registration statement on Form N-6, April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(3)(l) First Amendment to the Participation Agreement by and between Salomon Brothers Variable Series Funds Inc, Depositor was filed as Exhibit 99(h)(6) of Post-Effective Amendment No. 3 of Ohio national Life Assurance Corporation’s registration statement on Form N-6, April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(4) Flexible Premium Deferred Annuity Contract, Form NS-02-VA-07.1, was filed as Exhibit (4) of the Registrant’s registration statement, Form N-4, on January 7, 2002 (File No. 333-76352) and is incorporated by reference herein.

(4)(a) Form of Guaranteed Minimum Income Benefit (Annual Reset Option), Form NS-09- GMI-1, was filed as Exhibit 99(4)(d) of the Registrant’s Pre-Effective Amendment No. 2 to the registration statement on Form N-4 (File No. 333-156428) filed on July 20, 2009 and is incorporated by reference herein.

(4)(b) Form of Annual Reset Death Benefit, Form 09-ARD-1, was filed as Exhibit 99(4)(e) of the Registrant’s Pre-Effective Amendment No. 2 to the registration statement on Form N- 4 (File No. 333-156428) filed on July 20, 2009 and is incorporated by reference herein.

(4)(c) Form of Guaranteed Minimum Death Benefit, Form 09-GMD-1, was filed as Exhibit 99(4)(f) of the Registrant’s Pre- Effective Amendment No. 2 to the registration statement on Form N-4 (File No. 333-156428) filed on July 20, 2009 and is incorporated by reference herein.

(4)(d) Form of Guaranteed Minimum Death Benefit, Form 09-GMD-2, was filed as Exhibit 99(4)(g) of the Registrant’s Pre-Effective Amendment No. 2 to the registration statement on Form N-4 (File No. 333-156428) filed on July 20, 2009 and is incorporated by reference herein.

(4)(e) Form of Annual Step-Up Death Benefit Rider, Form NS-05-AMD-1, was filed as Exhibit 99(4)(h) of the Registrant’s Pre-Effective Amendment No. 2 to the registration statement on Form N-4 (File No. 333-156428) filed on July 20, 2009 and is incorporated by reference herein.

(4)(f) Form of Guaranteed Principal Protection Rider, Form NS-03-GPP-1, was filed as Exhibit 99(4)(i) of the Registrant’s Pre-Effective Amendment No. 2 to the registration statement on Form N-4 (File No. 333-156428) filed on July 20, 2009 and is incorporated by reference herein.

(4)(g) Form of Guaranteed Lifetime Withdrawal Benefit Plus (Single Life) Rider, Form NS-12-GLWP-1, was filed as Exhibit 99(4)(g) of the Registrant’s Form N-4, Post-Effective Amendment No. 14 on August 1, 2012 (File No. 333- 125856) and is incorporated by reference herein.

(4)(h) Form of Guaranteed Lifetime Withdrawal Benefit Plus (Joint Life) Rider, Form NS-12-GLWP-2, was filed as Exhibit 99(4)(h) of the Registrant’s Form N-4, Post-Effective Amendment No. 14 on August 1, 2012 (File No. 333- 125856) and is incorporated by reference herein.

(4)(i) Form of Deferral Credit with Minimum Age Requirements for the Guaranteed Lifetime Withdrawal Benefit Rider (Single Life), Form NS-12-DCMAR-GLW-1, was filed as Exhibit 99(4)(i) of the Registrant’s Form N-4, Post-Effective Amendment No. 14 on August 1, 2012 (File No. 333- 125856) and is incorporated by reference herein.

(4)(j) Form of Deferral Credit with Minimum Age Requirements for the Guaranteed Lifetime Withdrawal Benefit Rider (Joint Life), Form NS-12-DCMAR-GLW-2, was filed as Exhibit 99(4)(j) of the Registrant’s Form N-4, Post-Effective Amendment No. 14 on August 1, 2012 (File No. 333- 125856) and is incorporated by reference herein.

(4)(k) Form of Guaranteed Principal Protection for the Guaranteed Lifetime Withdrawal Benefit, Form NS-12-GPP-GLW-1, was filed as Exhibit 99(4)(k) of the Registrant’s Form N-4, Post-Effective Amendment No. 14 on August 1, 2012 (File No. 333- 125856) and is incorporated by reference herein.

(4)(l) Form of Guaranteed Principal Protection, Form NS-12-GPP-1, was filed as Exhibit 99(4)(l) of the Registrant’s Form N-4, Post-Effective Amendment No. 14 on August 1, 2012 (File No. 333- 125856) and is incorporated by reference herein.

(4)(m) Form of Premium Protection Death Benefit (Single Life) Rider, Form NS-12-PPD-1, was filed as Exhibit 99(4)(m) of the Registrant’s Form N-4, Post-Effective Amendment No. 14 on August 1, 2012 (File No. 333- 125856) and is incorporated by reference herein.

(4)(n) Form of Premium Protection Death Benefit (Joint Life) Rider, Form NS-12-PPD-2, was filed as Exhibit 99(4)(n) of the Registrant’s Form N-4, Post-Effective Amendment No. 14 on August 1, 2012 (File No. 333- 125856) and is incorporated by reference herein.

(4)(o) Form of Premium Protection Plus Death Benefit (Single Life) Rider, Form NS-12-PPDP-1, was filed as Exhibit 99(4)(o) of the Registrant’s Form N-4, Post-Effective Amendment No. 14 on August 1, 2012 (File No. 333- 125856) and is incorporated by reference herein.

(4)(p) Form of Premium Protection Plus Death Benefit (Joint Life) Rider, Form NS-12-PPDP-2, was filed as Exhibit 99(4)(p) of the Registrant’s Form N-4, Post-Effective Amendment No. 14 on August 1, 2012 (File No. 333- 125856) and is incorporated by reference herein.

(5) Variable Annuity Application, Form NS-4896-NY, was filed as Exhibit (5) of the Registrant’s registration statement, Form N-4, on January 7, 2002 (File No. 333-76352) and is incorporated by reference herein.

(6)(a) By-Laws of the Depositor were filed as Exhibit (6)(a) of the Depositor’s registration statement, Form N-4, Post-Effective Amendment No. 3 on February 22, 2008 (File No. 333-131513) and is incorporated by reference herein.

(6)(b) Charter of the Depositor was filed as Exhibit (6)(a) of the Depositor’s variable life insurance registration statement, Form S-6, on January 7, 2002 (File No. 333-76344) and is incorporated by reference herein.

(7) Coinsurance Agreement for Variable Annuity Living Benefit Riders, as amended, between Depositor and The Ohio National Life Insurance Company was filed as Exhibit (7) of Registrant’s registration statement on Form N-4, post-effective amendment no. 6 (File No. 333-125856) on April 30, 2008 and is incorporated by reference herein.

(8)(a) Form of Fund Participation Agreement between the Depositor and Ohio National Fund, Inc. was filed as Exhibit (8) of the Depositor’s variable life insurance registration statement, Form S-6, on January 7, 2002 (File No. 333-76344) and is incorporated by reference herein.

(9) Opinion of counsel and consent is filed herewith as Exhibit 99(9).

(10) Consent of KPMG LLP is filed herewith as Exhibit 99(10).

(13)(a) Form of Asset Allocation Model Investor Risk Profile was filed as Exhibit 99(13)(a) of the Registrant’s Form N-4, Post-Effective Amendment No. 8 on April 29, 2009 (File No. 33-125856) and is incorporated by reference herein.

(13)(b) Form of Asset Allocation Model Determining Your Investor Risk Profile brochure was filed as Exhibit 99(13)(b) of the Registrant’s Form N-4, Post-Effective Amendment No. 8 on April 29, 2009 (File No. 33- 125856) and is incorporated by reference herein.

(13)(c) Form of Available Portfolio Choices, Managed Volatility Portfolio, and Dynamic Asset Allocation Models brochure including Models effective October 1, 2015 was filed as Exhibit 99(13)(c) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 21 on April 28, 2016 (File No. 333-125856) and is incorporated by reference herein.

(24) Powers of Attorney of certain Directors of Depositor is filed herewith as Exhibit 99(24).

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Position and Offices with Depositor

Thomas A. Barefield*	Director and Vice President, Marketing
R. Todd Brockman*	Assistant Vice President, Mutual Fund Operations

Philip C. Byrde*	Investment Officer
Christopher A. Carlson*	Chief Investment Officer
George E. Castrucci**	Director
Raymond R. Clark**	Director
H. Douglas Cooke III*	Vice President, Marketing
Rocky Coppola*	Vice President, Chief Financial Officer and Treasurer

Thomas J. DeGaetano*	Customer Services Officer
Ronald J. Dolan*	Director and Vice President
J. Keith Dwyer*	Interim Chief Compliance Officer, Separate Accounts
Joseph M. Fischer*	Assistant Counsel, Assistant Secretary, Privacy Officer, NYID Reg. 60 Officer, and Compliance Officer
Martin T. Griffin*	Vice President, Marketing
Kristal E. Hambrick*	Director and Product Development Actuary
Gary T. Huffman*	Director, President and Chief Executive Officer
Kush Kotecha*	Valuation Actuary

Elizabeth F. Martini*	Assistant Counsel, USA Patriot Act Compliance Officer

Therese S. McDonough*	Secretary

John Mulhall 73 Clover Avenue Floral Park, NY 11001	Director
Stephen R. Murphy*	Vice President, Capital Markets

Traci Nelson*	Customer Services Officer

John J. Palmer**	Director
Doris L. Paul*	Assistant Treasurer
Arthur J. Roberts*	Vice President

Peter Whipple*	Product Development Actuary and Life Illustration Actuary
Sharon A. Wolf*	Customer Services Officer

*The principal business address for these individuals is: One Financial Way, Montgomery, Ohio 45242.

**The principal business address of these individuals is 810 Seventh Avenue, New York, New York 10019 ..

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

No entity is controlled by the Depositor or the Registrant. The Registrant is a separate account of the Depositor. The Depositor is owned by The Ohio National Life Insurance Company, an Ohio insurance company which is owned by Ohio National Financial Services, Inc.

Ohio National Financial Services, Inc. owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
The Ohio National Life Insurance Company (insurance company)	Ohio	100%
ONFlight, Inc. (aviation)	Ohio	100%
Fiduciary Capital Management, Inc. (investment adviser)	Connecticut	100%
Financial Way Realty, Inc.	Ohio	100%
Suffolk Capital Management LLC (investment adviser)	Delaware	85%
Sycamore Re, Ltd. (captive reinsurance company)	Cayman	100%
ONTech, LLC	Delaware	100%

The Ohio National Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
Ohio National Life Assurance Corporation (insurance company)	Ohio	100%
Ohio National Equities, Inc. (securities broker dealer)	Ohio	100%

Ohio National Investments, Inc. (investment adviser)	Ohio	100%
The O.N. Equity Sales Company (securities broker dealer)	Ohio	100%
Ohio National Fund, Inc. (registered investment company)	Maryland	100%
Kenwood Re, Inc. (captive reinsurance company)	Vermont	100%
Dow Target Variable Fund LLC (registered investment company)	Ohio	100%
Montgomery Re, Inc. (captive reinsurance company)	Vermont	100%
Camargo Re Captive, Inc. (captive reinsurance company)	Ohio	100%
National Security Life and Annuity Company (insurance company)	New York	100%

The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
O.N. Investment Management Company (investment adviser)	Ohio	100%
Ohio National Insurance Agency of Alabama, Inc.	Alabama	100%
Ohio National Insurance Agency, Inc.	Ohio	100%

Sycamore Re, Ltd. owns 100% of the voting securities of ON Foreign Holdings, LLC, a holding company organized under the laws of Delaware.

ON Foreign Holdings, LLC owns (1) 100% of the voting securities of Ohio National International Holdings Cooperatief U.A., a holding company organized under the laws of Netherlands, and (2) 0.01% of the voting securities of ONSV do Brasil Participações Ltda., a holding company organized under the laws of Brazil.

Ohio National International Holdings Cooperatief U.A. owns (1) 100% of the voting securities of ON Netherlands Holdings B.V., a holding company organized under the laws of Netherlands, and (2) 0.01% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Peru.

ON Netherlands Holdings B.V. owns (1) 100% of the voting securities of ON Global Holdings, SMLLC, a holding company organized under the laws of Delaware, (2) 99.99% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Peru, (3) 99.99% of the voting securities of ONSV do Brasil Participações Ltda., a holding company organized under the laws of Brazil, (4) 0.01% of the voting securities of O.N. International do Brasil Participações Ltda., a holding company organized under the laws of Brazil, and (5) 0.01% of the voting securities of Ohio National Sudamerica S.A., a holding company organized under the laws of Chile.

ON Global Holdings, LLC owns (1) 99.99% of the voting securities of Ohio National Sudamerica S.A., a holding company organized under the laws of Chile, and (2) 0.01% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Chile.

Ohio National Sudamerica S.A. owns 99.99% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Chile.

ONSV do Brasil Participações Ltda. owns 99.99% of the voting securities of O.N. International do Brasil Participações Ltda., a holdings company organized under the laws of Brasil.

Separate financial statements are filed with the Commission for Ohio National Life Assurance Corporation under registrant Ohio National Variable Account R and The Ohio National Life Insurance Company under registrant Ohio National Variable Account A. All subsidiaries of The Ohio National Life Insurance Company are included in the consolidated financial statements of The Ohio National Life Insurance Company.

Item 27. Number of Contract Owners

As of February 29, 2016, the Registrant had 1,076 non-qualified contracts and 1,524 qualified contracts issued and outstanding.

Item 28. Indemnification

Article X of the Depositor’s Charter provides as follows:

No director shall be personally liable to the Corporation or any of its shareholders for damages for any breach of duty as a director; provided, however, that the foregoing provision shall not eliminate or limit (I) the liability of a director if a judgment or other final adjudication adverse to him or her establishes that his or her acts or omissions were in bad faith or involved intentional misconduct or any violation of the Insurance Law or knowing violation of any other law or that he or she personally gained in fact a financial profit or other advantage to which he or she was not legally entitled; or (ii) the liability of a director for any act or omission prior to the adoption of this restatement by the shareholders of the Corporation.

Article VIII of the Depositor’s By-laws, “Indemnification of Officers and Directors” provides further details regarding the indemnification of the Depositor’s officers, directors and other employees. The By-laws are contained in Exhibit 6(a) of this registration statement and are incorporated into this Item 28 by reference.

Item 29. Principal Underwriters

The principal underwriter of the Registrant’s securities is presently Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of The Ohio National Life Insurance Company, which owns 100% of our outstanding stock. ONEQ also serves as the principal underwriter of securities issued by Variable Account L, another separate account of the Depositor, which separate account is registered as a unit investment trust; and Ohio National Variable Accounts A, B and D, separate accounts of The Ohio National Life Insurance Company which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust.

The directors and officers of ONEQ are:

Name	Position with ONEQ

Barbara A. Turner	Director, President & Chief Executive Officer

Thomas A. Barefield	Director and Executive Vice President

Martin T. Griffin	Director and Senior Vice President
Thomas J. DeGaetano	Vice President, Operations

Andrew J. VanHoy	Vice President, Compliance

Teresa R. Cooper	Treasurer & Comptroller

Kimberly A. Plante	Secretary
Emily Bae	Assistant Secretary
Robert K. Gongwer	Vice President & Tax Officer
Nicholas A. Vision	Tax Officer
Bradley T. Owens	Tax Officer

The principal business address of each of the foregoing is One Financial Way, Montgomery, Ohio 45242.

During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant

Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commission	Compensation
$2,241,603	None	None	None

Item 30. Location of Accounts and Records

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1) Journals and other records of original entry:

National Security Life and Annuity Company (“Depositor”)

One Financial Way

Montgomery, Ohio 45242

(2) General and auxiliary ledgers:

Depositor

(3) Securities records for portfolio securities:

Depositor

(4) Corporate charter, by-laws and minute books:

Registrant has no such documents.

(5) Records of brokerage orders:

Not applicable.

(6) Records of other portfolio transactions:

Depositor

(7) Records of options:

Not applicable

(8) Records of trial balances:

Depositor

(9) Quarterly records of allocation of brokerage orders and commissions:

Not applicable

(10) Records identifying persons or group authorizing portfolio transactions:

Depositor

(11) Files of advisory materials:

Not applicable

(12) Other records

Depositor

Item 31. Management Services

Not applicable.

Item 32. Undertakings and Representations

(a) Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, National Security Life and Annuity Company, hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by National Security Life and Annuity Company.

(b) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure audited financial statements in this registration statement are never more than 16 months old for so long as payments under variable annuity contracts may be accepted.

(c) The Registration hereby undertakes to include either (1) as part of any application to purchase any contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(d) The Registration hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made under Form N-4 promptly upon written or oral request.

(e) Rule 484 Undertaking — Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by final adjudication of such issue.

Signatures

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, National Security Variable Account N certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) and that it has caused this post-effective amendment to the registration statement to be filed and signed on its behalf in the City of Montgomery and the State of Ohio on this 28th day of April, 2016.

National Security Variable Account N
(Registrant)
By: National Security Life and Annuity Company
(Depositor)
By: /s/ Kristal E. Hambrick

Kristal E. Hambrick, Product Development Actuary

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, National Security Life and Annuity Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 28th day of April, 2016.

National Security Life and Annuity Company
(Depositor)
By: /s/ Kristal E. Hambrick

Kristal E. Hambrick, Product Development Actuary

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Gary T. Huffman Gary T. Huffman	Director, President and Chief Executive Officer (Principal Executive Officer)	April 28, 2016
*/s/ Thomas A. Barefield Thomas A. Barefield	Director	April 28, 2016
George E. Castrucci	Director	April 28, 2016
*/s/ Raymond R. Clark Raymond R. Clark	Director	April 28, 2016
/s/ Rocky Coppola Rocky Coppola	Vice President, Chief Financial Officer and Treasurer (Principal Financial and Accounting Officer)	April 28, 2016
John W. Mulhall	Director	April 28, 2016
*/s/ John J. Palmer John J. Palmer	Director	April 28, 2016
/s/ Ronald J. Dolan Ronald J. Dolan	Director	April 28, 2016
/s/ Kristal E. Hambrick Kristal E. Hambrick	Director	April 28, 2016

*By: Therese S. McDonough Therese S. McDonough, Attorney in Fact pursuant to Powers of Attorney filed herewith

Index of Consents and Exhibits

Exhibit Number	Description	Page Number
99(9) 99(10)	Opinion of Counsel Consent of KPMG LLP
99(24)	Powers of Attorney